     As filed with the Securities and Exchange Commission on April 7, 2016


                                                 Registration Numbers 333-156911
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8



                         METLIFE INSURANCE COMPANY USA
                                  (Registrant)



                         METLIFE INSURANCE COMPANY USA
                                  (Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                                 ------------
                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:

                             Diane E. Ambler, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                             Washington, D.C. 20006

                 Approximate Date of Proposed Public Offering:

              On May 1, 2016 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
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--------------------------------------------------------------------------------

                    METLIFE RETIREMENT PERSPECTIVES ("MRP")

This prospectus describes MRP, Gold Track VSP (also referred to as "Very Small Plan" or "VSP"), and Unregistered Gold Track, each a group variable annuity contract (the "Contract") issued by MetLife Insurance Company USA (the "Company", "Us" or "We") designed to fund 401(k) Plans and Keoghs. The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator ("TPA"), whose services are separate and distinct from the Contracts, and a separate fee is payable to the TPA by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.


Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
     Western Asset Corporate Bond Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio MET INVESTORS SERIES TRUST
     American Funds(R) Balanced Allocation Portfolio -- Class C American Funds(R) Growth Allocation Portfolio -- Class C American Funds(R) Moderate Allocation Portfolio -- Class C BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class A
     Met/Wellington Large Cap Research Portfolio -- Class E

     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class E
     PIMCO Inflation Protected Bond Portfolio -- Class A

     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class E

     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A

     Met/Wellington Balanced Portfolio -- Class A
     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B

  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2016.


We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 2016

                               TABLE OF CONTENTS



                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   14
The Annuity Contract and Your Retirement Plan................   14
The Annuity Contract.........................................   14
  General....................................................   15
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   15
  Crediting Purchase Payments................................   15
  Accumulation Units.........................................   16
  Valuation of Assets........................................   16
  Contract Value.............................................   17
  The Funding Options........................................   17
  Underlying Funds Which Are Fund of Funds...................   22
Charges And Deductions Under The Contract....................   23
  General....................................................   23
  Surrender Charge...........................................   23
  Daily Asset Charge.........................................   25
  Variable Liquidity Benefit Charge..........................   25
  Funding Option Charges.....................................   26
  Semi-Annual Administrative Charge..........................   26
  Installation Charge........................................   26
  TPA Administrative Charges.................................   27
  Premium Tax................................................   27
  Income Taxes...............................................   27
  Changes in Taxes Based upon Premium or Value...............   27
  Account Reduction Loan Fees................................   27
Transfers....................................................   27
  Transfers of Contract Value between Funding Options........   27
  Transfers from the Fixed Account...........................   28
  Restrictions on Transfers..................................   28
  Dollar Cost Averaging......................................   30
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   30
  Transfers to or from Other Contracts Issued by Us..........   31
  Transfers from Contracts Not Issued by Us..................   31
Access To Your Money.........................................   31
  Systematic Withdrawals.....................................   31
  Account Reduction Loans....................................   32
OWNERSHIP PROVISIONS.........................................   32
  Types of Ownership.........................................   32
  Contract Owner.............................................   32
  Beneficiary................................................   32


                                                              PAGE
                                                              -----
  Annuitant..................................................   32
Death Benefit................................................   32
  Death Benefits Prior to the Maturity Date..................   32
The Annuity Period...........................................   33
  Maturity Date..............................................   33
  Allocation of Annuity......................................   33
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   34
  Election of Options........................................   34
  Retired Life Certificate...................................   35
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   35
  Annuity Options............................................   35
  Variable Liquidity Benefit.................................   36
Miscellaneous Contract Provisions............................   36
  Contract and Participant's Individual Account
    Termination..............................................   36
  Suspension of Payments.....................................   37
  Misstatement...............................................   37
  Funding Options............................................   37
  Cybersecurity Risks........................................   38
The Separate Account.........................................   38
  Performance Information....................................   38
Federal Tax Considerations...................................   39
  Qualified Annuity Contracts................................   39
Other Information............................................   44
  The Insurance Company......................................   44
  Financial Statements.......................................   44
  Distribution of the Contracts..............................   44
  Conformity with State and Federal Laws.....................   46
  Voting Rights..............................................   46
  Contract Modification......................................   47
  Postponement of Payment (the "Emergency
    Procedure")..............................................   47
  Restrictions on Financial Transactions.....................   47
  Legal Proceedings..........................................   47
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account QPN for Variable Annuities..........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal And Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.


ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.


ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company USA.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.


DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

ERISA DISCLOSURE AND ACKNOWLEDGMENT FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).


PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.


YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).


YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                    METLIFE RETIREMENT PERSPECTIVES ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company USA are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the possible involvement of Third Party Administrators ("TPAs"), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner's direction, We will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. Because of exemptive and exclusionary provisions, neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant's Individual Accounts.

We also offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, Participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase, Participants may choose to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both.

Once Participants choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated Contracts provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. For unallocated Contracts, We will take direction only from You or Your designee regarding amounts held in the Contract. For allocated Contracts, You may authorize Us to take direction from Plan Participants regarding allocation of their Individual Account balances, Dollar Cost Averaging ("DCA"), transfers and auto-rebalancing.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, DCA, automatic rebalancing, systematic withdrawals, etc.). Your retirement Plan provisions supersede the prospectus. If Participants have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, You can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts You (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts We may deduct a semi-annual Contract administrative charge of $15 from each Participant's Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to Your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract's effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract's effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.

If You withdraw all amounts under the Contract, or if You or Participants begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a

10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account Annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75th birthday or the Maturity Date. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.


There is no death benefit payable after Annuity Payments begin, however, depending on the Annuity option selected, any remaining guarantee (i.e. cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "DEATH BENEFIT" AND "THE ANNUITY PERIOD").


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, take an Account Reduction Loan or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix F), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:......................................................................... 5%(1), (2), (3)
(As a percentage of amount surrendered)
CONTINGENT DEFERRED SALES CHARGE ("CDSC"):................................................ 5.50%
(Only Contracts issued prior to May 24, 2005) (As a percentage of Purchase Payments withdrawn)
IF WITHDRAWN WITHIN 5 YEARS AFTER THE PURCHASE PAYMENT IS MADE:........................... 5.50%
IF WITHDRAWN 5 OR MORE YEARS AFTER THE PURCHASE PAYMENT IS MADE:.......................... 0%
VARIABLE LIQUIDITY BENEFIT CHARGE:........................................................ 5%(3), (4)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments)
ACCOUNT REDUCTION LOAN INITIATION FEE..................................................... $  75

------------
(1) For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.
(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.

(4) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

SEMI-ANNUAL ADMINISTRATIVE CHARGE:........................................................ $    15
Per Participant Individual Account (Allocated Contracts only)
INSTALLATION CHARGE:...................................................................... $ 1,000(5)
One-time charge applicable to allocated Contracts that has an average per Participant balance
 of less than $5,000 as of the effective date of the Contract

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(6)(7)


   AGGREGATE CONTRACT ASSETS       TOTAL ANNUAL DAILY ASSET CHARGE
-------------------------------   --------------------------------
       $0 -- $249,999.99                       1.50%
    $250,000 -- $999,999.99                    1.30%
  $1,000,000 -- $2,999,999.99                  1.05%
      $3,000,000 and over                      0.80%

We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.
(5) The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.

(6) The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract Year, as determined by the Company.


(7) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% of the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio - Class E of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are in excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class E of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.59%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.52%     0.25%            0.03%
 American Funds Growth Fund..................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...........    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...........................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.....    0.77%     0.25%            0.04%
 Templeton Developing Markets VIP Fund.......    1.25%     0.25%            0.08%
 Templeton Foreign VIP Fund..................    0.75%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio........................    0.64%     0.25%            0.10%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund...........    0.50%     0.25%            0.27%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio..................................    0.75%     --               0.05%
 ClearBridge Variable Appreciation
  Portfolio..................................    0.69%     --               0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio..................................    0.75%     --               0.08%
 ClearBridge Variable Large Cap Growth
  Portfolio..................................    0.75%     --               0.09%
 ClearBridge Variable Large Cap Value
  Portfolio..................................    0.65%     --               0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................    0.75%     --             0.07%

                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........   --             0.80%       --              0.80%
 American Funds Growth Fund..................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund...........   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................   --             0.88%       --              0.88%
 Mid Cap Portfolio...........................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.....   --             1.06%       --              1.06%
 Templeton Developing Markets VIP Fund....... 0.01%            1.59%     0.01%             1.58%
 Templeton Foreign VIP Fund..................   --             1.03%       --              1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio........................   --             0.99%       --              0.99%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund...........   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio..................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio..................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio..................................   --             0.83%     0.00%             0.83%
 ClearBridge Variable Large Cap Growth
  Portfolio..................................   --             0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio..................................   --             0.71%     0.00%             0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................   --             0.82%     0.00%             0.82%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%       --           0.10%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A......    0.60%       --           0.07%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A..........................    0.88%       --           0.14%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%          0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class E.......................................    0.66%     0.15%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.32%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................    0.63%     0.25%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A...........    0.60%       --           0.02%
 Met/Wellington Balanced Portfolio --
  Class A.......................................    0.46%       --           0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A..........................    0.70%       --           0.02%

                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................   --             0.80%     0.00%             0.80%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A...... 0.06%            0.73%       --              0.73%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.00%             0.57%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%             0.99%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.02%             0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.82%     0.09%             0.73%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A..........................   --             1.02%     0.05%             0.97%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%             0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B....................................... 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class E.......................................   --             0.86%     0.08%             0.78%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.71%     0.05%             0.66%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................   --             0.91%     0.03%             0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class A...........   --             0.62%     0.08%             0.54%
 Met/Wellington Balanced Portfolio --
  Class A.......................................   --             0.54%     0.00%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A..........................   --             0.72%     0.12%             0.60%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.59%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.58%

                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.95%       --              0.95%
 MetLife Stock Index Portfolio -- Class A........ --               0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F........ --               0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A............... --               0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................ --               0.84%     0.01%             0.83%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................... --               0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................... --               0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............. --               0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A........... --               0.49%     0.01%             0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................. --               1.23%     0.34%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $822    $1,282    $1,765     $3,477     $322      $982    $1,665    $3,477
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $690    $  888    $1,110     $2,184     $190      $588    $1,010    $2,184



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $822    $1,382    $1,965     $3,477     $322      $982    $1,665    $3,477
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $690    $  988    $1,310     $2,184     $190      $588    $1,010    $2,184



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $872    $1,532    $2,215     $3,477     $322      $982    $1,665    $3,477
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $740    $1,138    $1,560     $2,184     $190      $588    $1,010    $2,184


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
MetLife Retirement Perspectives, Gold Track VSP, and Unregistered Gold Track are each a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies.

Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. You may make additional Purchase Payments.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to 1-800-842-9368.


ALLOCATED CONTRACTS

We offer an allocated group Annuity Contract designed to record information for all present and future Participants under the Contract. Participants do not receive a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA. The Company does not record keep Individual Accounts for individual Participants in the Plan. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.


We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).


PURCHASE PAYMENTS

For unallocated Contracts, the minimum average Purchase Payment allowed is $10,000 annually per Contract. For allocated Contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.


CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").


We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS



FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

(a) = investment income plus capital gains and losses (whether realized or unrealized);

(b) = any deduction for applicable taxes (presently zero); and

(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.

CONTRACT VALUE


During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets.

Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.


            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP       Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund+

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS INCOME TRUST --
 CLASS A
Western Asset Corporate Bond Fund      Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                       consistent with prudent investment      LLC
                                       management. Total return consists of    Subadviser: Western Asset
                                       income and capital appreciation.        Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level      MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate             Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class A                                                     Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: OppenheimerFunds, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class E                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
Met/Wellington Balanced Portfolio --   Seeks long-term capital appreciation      MetLife Advisers, LLC
 Class A                               with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Met/Wellington Core Equity             Seeks to provide a growing stream of      MetLife Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
MetLife Asset Allocation 20            Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40            Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":
MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment You make.

For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by Us and then on any earnings.

The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)


DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS       DAILY ASSET CHARGE
-------------------------------   -------------------
       $0 -- $249,999.99                 1.50%
    $250,000 -- $999,999.99              1.30%
  $1,000,000 -- $2,999,999.99            1.05%
      $3,000,000 and over                0.80%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;


   o   sales, commission and marketing expenses; and


   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

Please refer to the "Payment Options" section for a description of this benefit.


FUNDING OPTION CHARGES


There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.


SEMI-ANNUAL ADMINISTRATIVE CHARGE


A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant's Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.

The semiannual administrative Contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, We consider certain factors including, but not limited to, the following:

   o The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

   o Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

   o   TPA and/or agent involvement.

This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Contract is terminated.


INSTALLATION CHARGE


An installation charge of $1,000 may be applied to Plans with an average balance per Participant of less than $5,000.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a one-time $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There may be a $50 annual maintenance fee per loan outstanding.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Met/Aberdeen Emerging Markets Equity Portfolio
     MetLife Small Cap Value Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.


DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows the Contract Owner or Participant to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. Transfers made under the DCA Program will be counted for purposes of determining whether You have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, We will allow You to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a Funding Option, You may still participate in the DCA Program.

We will terminate the Participant's participation in the DCA Program upon notification of the Participant's death.


TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by Us, subject to the restrictions of the Fixed Account, if applicable.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.


We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which Participants have an interest, unless You or Your designee instruct Us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan on a pro-rata basis from the source(s) of money the Plan permits to be borrowed (e.g., money contributed to the Plan through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY

For unallocated Contracts, You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

The Beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the Beneficiary for their Individual Account in a Written Request. The Beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request, before the death of the Participant.

For allocated Contracts, unless an irrevocable Beneficiary has been named, Participants have the right to change the Beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

The Contract provides that in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the Participant's Individual Account or (b) the total Purchase Payments made under that Participant's Individual Account, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, (or value attributable to the Participant) less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

When provided, the death benefits calculated for an unallocated Contract are based on the Contract Value attributable to the Participant.

Under an unallocated Contract, We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check, by paying the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under any other settlement options that we may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or
3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of Your death before any requested transaction is completed including transactions under a DCA Program, an automatic rebalancing program and systematic withdrawal program), We will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and instructions for payment in Good Order.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE



Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You, or at Your direction, Participants, can choose the month and the year in which those payments begin ("Maturity Date"). You, or at Your direction, Participants, can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in income payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION


Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract ($2,000), We reserve the right to terminate that Participant's Individual Account and move the Contract Value of that Participant's Individual Account to Your Account.

We will not terminate any Participant's Individual Account that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Participants We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:


   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract ($20,000 for allocated Contracts); or


   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.


   If We discontinue this Contract or We receive Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract;


   (b) pay You the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.



MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.


Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.


PURCHASE PAYMENTS

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals made:


   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements;

   (b)        financial hardship; or

   (c)        for a period of ten or more years or for life .



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from the Contract following your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.

Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. or he or she may elect to rollover the death proceeds into his or her own IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.



DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract.

Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their affiliate, MetLife Securities, Inc. ("MSI"). (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2015, as well as the range of additional compensation paid.)

On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MSI. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with MetLife Insurance Company USA.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc. and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                             MRP -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)........ 2006   1.122           1.175                      --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)......... 2006   0.901           0.888                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).......... 2008   0.917           0.877                      --
                                                                         2007   0.793           0.917                 606,950
                                                                         2006   0.779           0.793                 545,333
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............... 2015   2.335           2.477                 378,980
                                                                         2014   2.300           2.335                 381,279
                                                                         2013   1.795           2.300               1,026,052
                                                                         2012   1.476           1.795               1,604,954
                                                                         2011   1.633           1.476               1,750,535
                                                                         2010   1.473           1.633               2,069,801
                                                                         2009   1.044           1.473               2,841,281
                                                                         2008   1.708           1.044               2,412,144
                                                                         2007   1.499           1.708               2,294,629
                                                                         2006   1.255           1.499               1,453,911
 American Funds Growth Subaccount (Class 2) (5/04)...................... 2015   2.140           2.268               1,990,221
                                                                         2014   1.988           2.140               2,283,347
                                                                         2013   1.540           1.988               2,808,346
                                                                         2012   1.317           1.540               3,547,320
                                                                         2011   1.387           1.317               4,924,916
                                                                         2010   1.178           1.387               5,335,625
                                                                         2009   0.852           1.178               5,699,057
                                                                         2008   1.532           0.852               4,896,716
                                                                         2007   1.375           1.532               5,593,900
                                                                         2006   1.258           1.375               3,219,691
 American Funds Growth-Income Subaccount (Class 2) (5/04)............... 2015   1.981           1.994                 302,443
                                                                         2014   1.805           1.981                 304,567
                                                                         2013   1.363           1.805                 623,738
                                                                         2012   1.170           1.363                 771,459
                                                                         2011   1.201           1.170                 948,671
                                                                         2010   1.086           1.201               1,462,128
                                                                         2009   0.834           1.086               2,459,752
                                                                         2008   1.353           0.834               2,364,357
                                                                         2007   1.299           1.353               2,914,044
                                                                         2006   1.136           1.299               2,520,726
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)....................................... 2006   2.460           2.441                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)................... 2006   1.760           2.315                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............ 2008   1.354           1.299                      --
                                                                         2007   1.274           1.354               2,502,235
                                                                         2006   1.103           1.274               2,547,399

                         MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.306
                                                                             2007   1.480
                                                                             2006   1.438
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)............. 2015   2.575
                                                                             2014   2.325
                                                                             2013   1.789
                                                                             2012   1.553
                                                                             2011   1.610
                                                                             2010   1.388
                                                                             2009   1.033
                                                                             2008   1.817
                                                                             2007   1.562
                                                                             2006   1.413
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.524
                                                                             2014   3.350
                                                                             2013   2.486
                                                                             2012   2.187
                                                                             2011   2.473
                                                                             2010   1.939
                                                                             2009   1.399
                                                                             2008   2.334
                                                                             2007   2.040
                                                                             2006   1.830
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.475
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.916
                                                                             2014   1.797
                                                                             2013   1.311
                                                                             2012   1.193
                                                                             2011   1.263
                                                                             2010   0.998
                                                                             2009   0.701
                                                                             2008   1.228
                                                                             2007   1.113
                                                                             2006   1.032
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.895
                                                                             2014   3.185
                                                                             2013   3.241
                                                                             2012   2.887
                                                                             2011   3.458
                                                                             2010   2.965
                                                                             2009   1.732
                                                                             2008   3.691
                                                                             2007   2.889
                                                                             2006   2.274
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.687
                                                                             2014   1.913
                                                                             2013   1.568
                                                                             2012   1.337
                                                                             2011   1.508
                                                                             2010   1.402
                                                                             2009   1.032
                                                                             2008   1.744
                                                                             2007   1.523
                                                                             2006   1.264
High Yield Bond Trust
 High Yield Bond Trust (5/05)............................................... 2006   1.029
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.144
                                                                             2014   1.027
                                                                             2013   0.784
                                                                             2012   0.676
                                                                             2011   0.693
                                                                             2010   0.556
                                                                             2009   0.388
                                                                             2008   0.697
                                                                             2007   0.577
                                                                             2006   0.513



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 1.236                      --
                                                                             1.306               4,353,434
                                                                             1.480               4,294,212
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)............. 2.565                 378,513
                                                                             2.575                 429,146
                                                                             2.325                 894,287
                                                                             1.789               1,034,439
                                                                             1.553               1,298,771
                                                                             1.610               1,953,229
                                                                             1.388               2,926,995
                                                                             1.033               2,891,551
                                                                             1.817               3,832,178
                                                                             1.562               2,947,001
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 3.439                 326,751
                                                                             3.524                 446,195
                                                                             3.350                 878,042
                                                                             2.486               1,311,534
                                                                             2.187               1,992,674
                                                                             2.473               2,288,272
                                                                             1.939               2,889,712
                                                                             1.399               3,317,106
                                                                             2.334               4,265,817
                                                                             2.040               3,376,589
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 1.732                      --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 1.851                 183,145
                                                                             1.916                 178,618
                                                                             1.797                 173,544
                                                                             1.311                 163,377
                                                                             1.193                 226,459
                                                                             1.263                 328,424
                                                                             0.998                 544,904
                                                                             0.701                 610,380
                                                                             1.228                 652,799
                                                                             1.113                 532,803
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2.309                  78,872
                                                                             2.895                 158,943
                                                                             3.185                 238,342
                                                                             3.241                 380,339
                                                                             2.887                 445,269
                                                                             3.458                 740,739
                                                                             2.965               1,175,308
                                                                             1.732                 980,399
                                                                             3.691               1,092,325
                                                                             2.889                 851,265
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 1.564                  95,428
                                                                             1.687                 110,462
                                                                             1.913                 131,014
                                                                             1.568                 324,580
                                                                             1.337                 376,835
                                                                             1.508                 708,770
                                                                             1.402                 752,933
                                                                             1.032                 697,982
                                                                             1.744                 751,036
                                                                             1.523                 563,685
High Yield Bond Trust
 High Yield Bond Trust (5/05)............................................... 1.055                      --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 1.177                 523,306
                                                                             1.144                 713,616
                                                                             1.027                 840,213
                                                                             0.784               1,306,308
                                                                             0.676               1,601,874
                                                                             0.693               2,312,305
                                                                             0.556               2,717,306
                                                                             0.388               2,279,516
                                                                             0.697               2,903,533
                                                                             0.577               2,322,705

                           MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.162
                                                                                  2009   0.932
                                                                                  2008   1.323
                                                                                  2007   1.096
                                                                                  2006   1.039
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.543
                                                                                  2010   0.440
                                                                                  2009   0.283
                                                                                  2008   0.509
                                                                                  2007   0.422
                                                                                  2006   0.394
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................ 2006   0.855
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.577
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   1.045
                                                                                  2009   0.836
                                                                                  2008   1.347
                                                                                  2007   1.293
                                                                                  2006   1.131
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2015   2.676
                                                                                  2014   2.494
                                                                                  2013   2.509
                                                                                  2012   2.209
                                                                                  2011   2.117
                                                                                  2010   1.914
                                                                                  2009   1.443
                                                                                  2008   1.890
                                                                                  2007   1.875
                                                                                  2006   1.834
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.250
                                                                                  2010   2.109
                                                                                  2009   1.626
                                                                                  2008   2.899
                                                                                  2007   2.860
                                                                                  2006   2.366
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.344
                                                                                  2014   1.962
                                                                                  2013   1.339
                                                                                  2012   1.137
                                                                                  2011   1.118
                                                                                  2010   0.902
                                                                                  2009   0.675
                                                                                  2008   1.142
                                                                                  2007   1.135
                                                                                  2006   1.051
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.263
                                                                                  2013   0.963
                                                                                  2012   0.845
                                                                                  2011   0.908
                                                                                  2010   0.785
                                                                                  2009   0.611
                                                                                  2008   0.972
                                                                                  2007   1.009
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.563
                                                                                  2014   2.328
                                                                                  2013   1.805
                                                                                  2012   1.569
                                                                                  2011   1.542
                                                                                  2010   1.380
                                                                                  2009   1.139
                                                                                  2008   1.624
                                                                                  2007   1.510
                                                                                  2006   1.326



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 1.181                      --
                                                                                  1.162                 193,808
                                                                                  0.932                 195,698
                                                                                  1.323                 250,599
                                                                                  1.096                 172,078
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 0.583                      --
                                                                                  0.543                 351,339
                                                                                  0.440                 638,503
                                                                                  0.283                 599,307
                                                                                  0.509               1,049,630
                                                                                  0.422                 741,728
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................ 0.917                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.782                      --
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 1.114                      --
                                                                                  1.045               4,124,575
                                                                                  0.836               5,138,227
                                                                                  1.347               6,247,242
                                                                                  1.293               5,198,633
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2.633                  55,546
                                                                                  2.676                  90,668
                                                                                  2.494                  87,846
                                                                                  2.509                 138,643
                                                                                  2.209                 180,404
                                                                                  2.117                 221,520
                                                                                  1.914                 270,213
                                                                                  1.443                 418,267
                                                                                  1.890                 939,953
                                                                                  1.875                 747,385
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.524                      --
                                                                                  2.250               2,301,640
                                                                                  2.109               2,502,776
                                                                                  1.626               2,785,648
                                                                                  2.899               4,942,823
                                                                                  2.860               4,545,233
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.285                 121,482
                                                                                  2.344                 486,725
                                                                                  1.962                 497,202
                                                                                  1.339                 668,624
                                                                                  1.137               1,052,284
                                                                                  1.118               1,572,838
                                                                                  0.902               1,669,887
                                                                                  0.675               1,581,500
                                                                                  1.142               2,978,634
                                                                                  1.135               3,094,501
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.273                      --
                                                                                  1.263                  22,572
                                                                                  0.963                  89,079
                                                                                  0.845                 445,369
                                                                                  0.908                 830,213
                                                                                  0.785               1,004,258
                                                                                  0.611               1,222,874
                                                                                  0.972               1,609,178
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2.583                  72,551
                                                                                  2.563                  76,339
                                                                                  2.328                 122,641
                                                                                  1.805                 386,756
                                                                                  1.569                 772,756
                                                                                  1.542               1,015,282
                                                                                  1.380               1,276,517
                                                                                  1.139               1,593,284
                                                                                  1.624               3,227,190
                                                                                  1.510               2,811,993

                               MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2015   2.274
                                                                                         2014   2.017
                                                                                         2013   1.615
                                                                                         2012   1.425
                                                                                         2011   1.332
                                                                                         2010   1.196
                                                                                         2009   0.981
                                                                                         2008   1.521
                                                                                         2007   1.506
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2015   3.165
                                                                                         2014   2.798
                                                                                         2013   2.046
                                                                                         2012   1.714
                                                                                         2011   1.739
                                                                                         2010   1.596
                                                                                         2009   1.130
                                                                                         2008   1.817
                                                                                         2007   1.739
                                                                                         2006   1.676
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2015   2.807
                                                                                         2014   2.533
                                                                                         2013   1.929
                                                                                         2012   1.669
                                                                                         2011   1.603
                                                                                         2010   1.476
                                                                                         2009   1.195
                                                                                         2008   1.872
                                                                                         2007   1.816
                                                                                         2006   1.548
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.664
                                                                                         2014   2.580
                                                                                         2013   1.768
                                                                                         2012   1.493
                                                                                         2011   1.484
                                                                                         2010   1.195
                                                                                         2009   0.844
                                                                                         2008   1.435
                                                                                         2007   1.385
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.829
                                                                                         2008   1.337
                                                                                         2007   1.284
                                                                                         2006   1.125
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.045
                                                                                         2010   0.965
                                                                                         2009   0.828
                                                                                         2008   1.059
                                                                                         2007   1.054
                                                                                         2006   1.020
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.558
                                                                                         2014   2.609
                                                                                         2013   2.475
                                                                                         2012   2.108
                                                                                         2011   2.090
                                                                                         2010   1.833
                                                                                         2009   1.188
                                                                                         2008   1.731
                                                                                         2007   1.746
                                                                                         2006   1.591
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.286
                                                                                         2009   1.293
                                                                                         2008   1.271
                                                                                         2007   1.221
                                                                                         2006   1.176
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.335
                                                                                         2006   1.992
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.466
                                                                                         2006   1.313



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2.158                  50,071
                                                                                         2.274                  41,367
                                                                                         2.017                  61,005
                                                                                         1.615                  69,027
                                                                                         1.425                 114,586
                                                                                         1.332                 130,876
                                                                                         1.196                 327,769
                                                                                         0.981                 422,662
                                                                                         1.521                 623,472
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 3.447                  65,674
                                                                                         3.165                  88,092
                                                                                         2.798                  94,039
                                                                                         2.046                 137,767
                                                                                         1.714                 312,259
                                                                                         1.739                 401,779
                                                                                         1.596                 415,809
                                                                                         1.130                 510,603
                                                                                         1.817               1,659,441
                                                                                         1.739               1,407,186
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2.705                  22,388
                                                                                         2.807                  25,439
                                                                                         2.533                 313,669
                                                                                         1.929                 383,256
                                                                                         1.669                 595,928
                                                                                         1.603                 639,416
                                                                                         1.476                 738,787
                                                                                         1.195                 712,858
                                                                                         1.872               1,695,614
                                                                                         1.816               1,614,855
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2.527                  39,464
                                                                                         2.664                 393,952
                                                                                         2.580                 456,683
                                                                                         1.768                 527,708
                                                                                         1.493                 572,535
                                                                                         1.484                 785,742
                                                                                         1.195                 847,183
                                                                                         0.844                 793,971
                                                                                         1.435               1,069,315
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.809                      --
                                                                                         0.829               1,585,166
                                                                                         1.337               2,524,699
                                                                                         1.284               2,610,250
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 1.035                      --
                                                                                         1.045                 262,863
                                                                                         0.965                 225,252
                                                                                         0.828                 263,786
                                                                                         1.059                 254,532
                                                                                         1.054                 225,816
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.390                  26,179
                                                                                         2.558                  43,073
                                                                                         2.609                  49,042
                                                                                         2.475                 121,024
                                                                                         2.108                 174,728
                                                                                         2.090                 283,568
                                                                                         1.833                 465,289
                                                                                         1.188                 484,301
                                                                                         1.731               1,368,744
                                                                                         1.746               1,267,050
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.283                      --
                                                                                         1.286              10,281,238
                                                                                         1.293              10,439,677
                                                                                         1.271              11,283,389
                                                                                         1.221               8,736,446
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2.456                      --
                                                                                         2.335                 603,946
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 1.512                      --
                                                                                         1.466                 658,739

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01).................. 2007   1.317
                                                                                     2006   1.176
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)......................... 2007   1.323
                                                                                     2006   1.138
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)............................. 2007   1.392
                                                                                     2006   1.251
Managed Assets Trust
 Managed Assets Trust (7/05)........................................................ 2006   1.021
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2008   2.726
                                                                                     2007   2.591
                                                                                     2006   2.706
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2015   3.004
                                                                                     2014   2.925
                                                                                     2013   2.683
                                                                                     2012   2.313
                                                                                     2011   2.272
                                                                                     2010   1.971
                                                                                     2009   1.348
                                                                                     2008   1.791
                                                                                     2007   1.757
                                                                                     2006   1.658
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2015   1.270
                                                                                     2014   1.126
                                                                                     2013   1.094
                                                                                     2012   0.874
                                                                                     2011   0.930
                                                                                     2010   0.806
                                                                                     2009   0.601
                                                                                     2008   1.037
                                                                                     2007   1.227
                                                                                     2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   4.166
                                                                                     2013   3.252
                                                                                     2012   2.669
                                                                                     2011   2.903
                                                                                     2010   2.668
                                                                                     2009   1.878
                                                                                     2008   3.256
                                                                                     2007   2.516
                                                                                     2006   2.441
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2015   4.906
                                                                                     2014   4.336
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2014   1.399
                                                                                     2013   0.968
                                                                                     2012   0.822
                                                                                     2011   0.802
                                                                                     2010   0.653
                                                                                     2009   0.495
                                                                                     2008   0.783
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2015   1.360
                                                                                     2014   1.293
                                                                                     2013   1.100
                                                                                     2012   0.976
                                                                                     2011   1.006
                                                                                     2010   0.904
                                                                                     2009   0.704
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2015   1.364
                                                                                     2014   1.293
                                                                                     2013   1.042
                                                                                     2012   0.904
                                                                                     2011   0.957
                                                                                     2010   0.850
                                                                                     2009   0.639
                                                                                     2008   1.000



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01).................. 1.409                      --
                                                                                     1.317                 845,914
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)......................... 1.379                      --
                                                                                     1.323                 676,211
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)............................. 1.539                      --
                                                                                     1.392                 344,495
Managed Assets Trust
 Managed Assets Trust (7/05)........................................................ 1.057                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2.634                      --
                                                                                     2.726                 475,153
                                                                                     2.591                 586,953
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2.871                 118,101
                                                                                     3.004                 182,508
                                                                                     2.925                 189,352
                                                                                     2.683                 215,454
                                                                                     2.313                 471,243
                                                                                     2.272                 479,966
                                                                                     1.971                 833,120
                                                                                     1.348                 607,627
                                                                                     1.791                 613,170
                                                                                     1.757                 181,323
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.245                 166,484
                                                                                     1.270                 268,623
                                                                                     1.126                 427,952
                                                                                     1.094                 587,829
                                                                                     0.874                 956,860
                                                                                     0.930               1,266,959
                                                                                     0.806               1,773,288
                                                                                     0.601               1,594,940
                                                                                     1.037               2,268,501
                                                                                     1.227               2,073,480
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 4.349                      --
                                                                                     4.166                 581,430
                                                                                     3.252                 833,634
                                                                                     2.669               1,092,605
                                                                                     2.903               1,976,265
                                                                                     2.668               3,625,488
                                                                                     1.878               3,742,050
                                                                                     3.256               5,432,329
                                                                                     2.516               4,958,834
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.681                 310,530
                                                                                     4.906                 381,029
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.466                      --
                                                                                     1.399                  33,739
                                                                                     0.968                  61,500
                                                                                     0.822                  43,472
                                                                                     0.802                  22,669
                                                                                     0.653                  13,080
                                                                                     0.495                     278
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.340                  34,067
                                                                                     1.360                  29,280
                                                                                     1.293                  49,126
                                                                                     1.100                  66,663
                                                                                     0.976                  67,367
                                                                                     1.006                  89,286
                                                                                     0.904                 411,958
                                                                                     0.704                  17,495
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.343                 266,028
                                                                                     1.364                 249,169
                                                                                     1.293                 353,321
                                                                                     1.042                 506,346
                                                                                     0.904                 529,842
                                                                                     0.957                 509,334
                                                                                     0.850                 527,797
                                                                                     0.639                  72,315

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2015   1.335
                                                                                     2014   1.268
                                                                                     2013   1.126
                                                                                     2012   1.024
                                                                                     2011   1.031
                                                                                     2010   0.945
                                                                                     2009   0.772
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2015   2.429
                                                                                     2014   2.592
                                                                                     2013   1.998
                                                                                     2012   1.555
                                                                                     2011   1.823
                                                                                     2010   1.575
                                                                                     2009   1.021
                                                                                     2008   1.736
                                                                                     2007   1.765
                                                                                     2006   1.593
 MIST Invesco Comstock Subaccount (Class B) (5/09).................................. 2015   2.585
                                                                                     2014   2.383
                                                                                     2013   1.775
                                                                                     2012   1.509
                                                                                     2011   1.544
                                                                                     2010   1.355
                                                                                     2009   1.080
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *........................... 2015   2.018
                                                                                     2014   1.855
                                                                                     2013   1.435
                                                                                     2012   1.261
                                                                                     2011   1.320
                                                                                     2010   1.060
                                                                                     2009   0.845
                                                                                     2008   1.390
                                                                                     2007   1.523
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2015   2.263
                                                                                     2014   2.108
                                                                                     2013   1.512
                                                                                     2012   1.286
                                                                                     2011   1.308
                                                                                     2010   1.042
                                                                                     2009   0.783
                                                                                     2008   1.285
                                                                                     2007   1.163
                                                                                     2006   1.166
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2015   1.934
                                                                                     2014   1.863
                                                                                     2013   1.409
                                                                                     2012   1.228
                                                                                     2011   1.377
                                                                                     2010   1.162
                                                                                     2009   0.907
                                                                                     2008   1.223
                                                                                     2007   1.245
                                                                                     2006   1.161
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   0.879
                                                                                     2008   1.184
                                                                                     2007   1.123
                                                                                     2006   1.057
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 2011   0.689
                                                                                     2010   0.647
                                                                                     2009   0.473
                                                                                     2008   0.902



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.315                 171,117
                                                                                     1.335                 150,961
                                                                                     1.268                 154,622
                                                                                     1.126                 150,743
                                                                                     1.024                 148,802
                                                                                     1.031                 110,193
                                                                                     0.945                 316,411
                                                                                     0.772                  31,425
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2.306                 149,500
                                                                                     2.429                 360,592
                                                                                     2.592                 435,312
                                                                                     1.998                 629,697
                                                                                     1.555                 870,375
                                                                                     1.823               1,212,355
                                                                                     1.575               1,845,543
                                                                                     1.021               1,657,320
                                                                                     1.736               2,423,045
                                                                                     1.765               1,656,157
 MIST Invesco Comstock Subaccount (Class B) (5/09).................................. 2.411                  22,870
                                                                                     2.585                  31,948
                                                                                     2.383                  49,031
                                                                                     1.775                  55,425
                                                                                     1.509                 141,753
                                                                                     1.544                 221,235
                                                                                     1.355                 196,612
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *........................... 1.822                 146,784
                                                                                     2.018                 217,309
                                                                                     1.855                 214,488
                                                                                     1.435                 177,108
                                                                                     1.261                 380,454
                                                                                     1.320                 531,985
                                                                                     1.060                 653,915
                                                                                     0.845                 445,377
                                                                                     1.390                 514,055
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2.213                 144,310
                                                                                     2.263                 189,046
                                                                                     2.108                 192,455
                                                                                     1.512                 264,696
                                                                                     1.286                 302,044
                                                                                     1.308                 298,962
                                                                                     1.042                 317,069
                                                                                     0.783                 253,089
                                                                                     1.285                 260,795
                                                                                     1.163                  81,211
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 1.779                  17,584
                                                                                     1.934                  20,716
                                                                                     1.863                 122,980
                                                                                     1.409                 113,256
                                                                                     1.228                 147,513
                                                                                     1.377                  73,144
                                                                                     1.162                  69,253
                                                                                     0.907                  14,965
                                                                                     1.223                  38,393
                                                                                     1.245                  10,874
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 0.871                      --
                                                                                     0.879                  99,237
                                                                                     1.184                  72,631
                                                                                     1.123                  58,047
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 0.734                      --
                                                                                     0.689                   7,545
                                                                                     0.647                  65,840
                                                                                     0.473                   3,556

                                        MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2015   1.996           1.943                 350,975
                                                                          2014   1.914           1.996                 420,331
                                                                          2013   1.783           1.914                 370,223
                                                                          2012   1.588           1.783                 425,061
                                                                          2011   1.527           1.588                 316,826
                                                                          2010   1.360           1.527                 498,560
                                                                          2009   1.000           1.360                 360,026
                                                                          2008   1.235           1.000                 125,518
                                                                          2007   1.166           1.235                 135,709
                                                                          2006   1.106           1.166                  43,352
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.779           0.742                      --
                                                                          2008   1.368           0.779               1,775,749
                                                                          2007   1.233           1.368               2,156,062
                                                                          2006   1.241           1.233               2,073,090
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................... 2013   2.537           2.701                      --
                                                                          2012   2.091           2.537                 814,213
                                                                          2011   2.527           2.091               1,723,168
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2015   1.393           1.354                 210,708
                                                                          2014   1.336           1.393                 300,872
                                                                          2013   1.040           1.336                 322,706
                                                                          2012   0.898           1.040                 383,622
                                                                          2011   1.045           0.898                 735,855
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2015   2.551           2.394                  97,393
                                                                          2014   2.528           2.551                 133,125
                                                                          2013   1.924           2.528                 528,101
                                                                          2012   1.644           1.924                 771,409
                                                                          2011   1.821           1.644               1,060,235
                                                                          2010   1.531           1.821               1,425,054
                                                                          2009   1.220           1.531               1,961,018
                                                                          2008   1.753           1.220               1,763,923
                                                                          2007   1.822           1.753               3,178,391
                                                                          2006   1.782           1.822                 545,476
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/08)......... 2015   1.100           0.942                  35,044
                                                                          2014   1.182           1.100                  72,576
                                                                          2013   1.252           1.182                 141,476
                                                                          2012   1.059           1.252                 402,651
                                                                          2011   1.309           1.059                 293,625
                                                                          2010   1.064           1.309                 295,554
                                                                          2009   0.634           1.064                 240,192
                                                                          2008   1.374           0.634                  47,192
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2015   1.724           1.680                     547
                                                                          2014   1.868           1.724                   2,417
                                                                          2013   1.579           1.868                   4,655
                                                                          2012   1.364           1.579                   4,986
                                                                          2011   1.540           1.364                  53,097
                                                                          2010   1.393           1.540                  53,444
                                                                          2009   1.067           1.393                 225,983
                                                                          2008   1.821           1.067                  20,303
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.741           2.979                      --
                                                                          2012   2.617           2.741                 105,457
                                                                          2011   2.781           2.617                 221,738
                                                                          2010   2.274           2.781                 282,061
                                                                          2009   1.672           2.274                 416,319
                                                                          2008   1.159           1.672                 392,586
                                                                          2007   1.301           1.159                  71,608
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.898           1.011                      --
                                                                          2011   0.914           0.898                  27,376
                                                                          2010   0.840           0.914                   6,557
                                                                          2009   0.588           0.840                  49,224
                                                                          2008   1.044           0.588                     473
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08).............. 2013   2.217           2.796                      --
                                                                          2012   1.845           2.217                  68,972
                                                                          2011   2.030           1.845                  74,778
                                                                          2010   1.765           2.030                 118,581
                                                                          2009   1.273           1.765                  90,992
                                                                          2008   2.047           1.273                   2,333
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2015   1.185           1.223                 902,197
                                                                          2014   1.169           1.185               1,004,025
                                                                          2013   1.015           1.169               1,354,789

                                        MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2015   1.395           1.344                 159,897
                                                                          2014   1.363           1.395                 311,740
                                                                          2013   1.509           1.363                 388,665
                                                                          2012   1.392           1.509                 850,854
                                                                          2011   1.258           1.392                 887,176
                                                                          2010   1.175           1.258               1,082,945
                                                                          2009   1.000           1.175                 981,329
                                                                          2008   1.080           1.000                 574,692
                                                                          2007   1.014           1.080                 434,558
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2015   2.029           2.013                 225,217
                                                                          2014   1.963           2.029                 509,831
                                                                          2013   2.017           1.963                 688,816
                                                                          2012   1.861           2.017               1,225,302
                                                                          2011   1.818           1.861               1,520,310
                                                                          2010   1.695           1.818               2,690,472
                                                                          2009   1.513           1.695               2,594,022
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2015   2.422           2.404                   9,963
                                                                          2014   2.196           2.422                  12,779
                                                                          2013   1.664           2.196                  11,788
                                                                          2012   1.517           1.664                  28,425
                                                                          2011   1.602           1.517                  61,754
                                                                          2010   1.389           1.602                 126,928
                                                                          2009   1.130           1.389                 105,810
                                                                          2008   1.696           1.130                 144,685
                                                                          2007   1.629           1.696                 127,566
                                                                          2006   1.506           1.629                 107,404
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.188           1.315                      --
                                                                          2006   1.123           1.188                  12,126
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2015   2.808           2.749                  45,613
                                                                          2014   2.706           2.808                  57,169
                                                                          2013   2.686           2.706                 137,914
                                                                          2012   2.426           2.686                 201,044
                                                                          2011   2.360           2.426                 322,797
                                                                          2010   2.121           2.360                 589,802
                                                                          2009   1.606           2.121                 756,850
                                                                          2008   1.814           1.606                 621,487
                                                                          2007   1.715           1.814                 804,622
                                                                          2006   1.647           1.715                 662,585
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.525           0.550                      --
                                                                          2012   0.472           0.525                 228,601
                                                                          2011   0.581           0.472                 300,872
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2015   1.593           1.524                 438,330
                                                                          2014   1.418           1.593                 704,220
                                                                          2013   1.068           1.418                 928,269
                                                                          2012   0.913           1.068               1,728,671
                                                                          2011   0.958           0.913               3,063,814
                                                                          2010   0.826           0.958               3,960,683
                                                                          2009   0.703           0.826               5,690,022
                                                                          2008   1.113           0.703               6,174,571
                                                                          2007   1.082           1.113               9,498,252
                                                                          2006   1.001           1.082               8,064,102
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2015   1.398           1.339                   1,344
                                                                          2014   1.275           1.398                  10,182
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.177           1.238                      --
                                                                          2006   1.106           1.177                 189,385
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2015   1.715           1.777                  18,976
                                                                          2014   1.522           1.715                 108,343
                                                                          2013   1.143           1.522                 123,136
                                                                          2012   1.015           1.143                 233,386
                                                                          2011   1.021           1.015                 222,239
                                                                          2010   0.915           1.021                 270,808
                                                                          2009   0.773           0.915                 164,235
                                                                          2008   1.243           0.773                 186,496
                                                                          2007   1.227           1.243                 356,645

                                       MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10).................... 2015   1.236           1.226               1,235,110
                                                                        2014   1.245           1.236               1,458,551
                                                                        2013   1.255           1.245               2,132,408
                                                                        2012   1.266           1.255               3,726,830
                                                                        2011   1.276           1.266               4,663,936
                                                                        2010   1.283           1.276               7,246,877
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2015   2.090           2.085                 391,663
                                                                        2014   1.967           2.090                 614,189
                                                                        2013   1.998           1.967                 576,488
                                                                        2012   1.873           1.998                 759,677
                                                                        2011   1.772           1.873                 819,413
                                                                        2010   1.649           1.772               1,034,495
                                                                        2009   1.518           1.649               1,415,217
                                                                        2008   1.585           1.518                 923,773
                                                                        2007   1.503           1.585               1,490,981
                                                                        2006   1.439           1.503               1,425,445
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2015   2.425           2.556                 807,262
                                                                        2014   2.244           2.425                 903,032
                                                                        2013   1.686           2.244               1,146,255
                                                                        2012   1.486           1.686               1,494,273
                                                                        2011   1.645           1.486               1,939,432
                                                                        2010   1.384           1.645               2,648,950
                                                                        2009   1.093           1.384               3,320,926
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176           2.268                      --
                                                                        2008   3.349           2.176                  24,582
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2015   1.893           1.762                   7,869
                                                                        2014   1.740           1.893                  19,379
                                                                        2013   1.331           1.740                  16,398
                                                                        2012   1.177           1.331                  98,374
                                                                        2011   1.163           1.177                  80,346
                                                                        2010   1.076           1.163                  83,627
                                                                        2009   0.977           1.076                  32,097
                                                                        2008   1.426           0.977                   6,490
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   1.017           1.064                      --
                                                                        2008   1.858           1.017               2,060,476
                                                                        2007   1.801           1.858               2,634,819
                                                                        2006   1.768           1.801               2,753,636
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.989           2.195                      --
                                                                        2012   1.734           1.989                 624,684
                                                                        2011   1.865           1.734                 713,176
                                                                        2010   1.642           1.865                 914,518
                                                                        2009   1.360           1.642               1,098,895
                                                                        2008   2.248           1.360               1,315,072
                                                                        2007   2.177           2.248               1,781,421
                                                                        2006   2.111           2.177               1,847,498
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2015   1.065           1.086                 260,721
                                                                        2014   0.967           1.065                 364,030
                                                                        2013   0.735           0.967                 396,335
                                                                        2012   0.668           0.735                 563,876
                                                                        2011   0.695           0.668               1,027,250
                                                                        2010   0.608           0.695               1,318,428
                                                                        2009   0.411           0.608               2,047,156
                                                                        2008   0.763           0.411               2,339,277
                                                                        2007   0.639           0.763               4,320,558
                                                                        2006   0.651           0.639               4,504,552
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2015   1.435           1.577                 315,086
                                                                        2014   1.326           1.435                 305,249
                                                                        2013   0.976           1.326                 298,089
                                                                        2012   1.010           0.976                 304,182
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890           1.020                      --
                                                                        2011   0.895           0.890                 255,048
                                                                        2010   0.811           0.895                 251,753
                                                                        2009   0.586           0.811                 337,292
                                                                        2008   0.879           0.586                 363,719

                                      MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.964           1.048                      --
                                                                       2010   0.840           0.964                 713,719
                                                                       2009   0.644           0.840               2,533,213
                                                                       2008   1.090           0.644               1,846,167
                                                                       2007   1.064           1.090               1,343,253
                                                                       2006   1.000           1.064                 515,102
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2015   1.446           1.426                  96,723
                                                                       2014   1.396           1.446                 133,540
                                                                       2013   1.349           1.396                 150,339
                                                                       2012   1.246           1.349                 249,469
                                                                       2011   1.216           1.246                 782,500
                                                                       2010   1.114           1.216                 734,008
                                                                       2009   0.932           1.114               1,125,722
                                                                       2008   1.097           0.932                 806,829
                                                                       2007   1.047           1.097                 468,583
                                                                       2006   1.000           1.047                 171,346
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2015   1.467           1.440                 155,276
                                                                       2014   1.410           1.467                 217,217
                                                                       2013   1.281           1.410                 285,756
                                                                       2012   1.159           1.281                 597,519
                                                                       2011   1.156           1.159               1,314,810
                                                                       2010   1.045           1.156               1,104,924
                                                                       2009   0.852           1.045               1,111,571
                                                                       2008   1.095           0.852               1,143,124
                                                                       2007   1.053           1.095                 583,075
                                                                       2006   1.000           1.053                 242,241
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2015   1.465           1.435                 573,060
                                                                       2014   1.406           1.465                 907,725
                                                                       2013   1.201           1.406               1,051,276
                                                                       2012   1.069           1.201               1,363,747
                                                                       2011   1.093           1.069               1,993,632
                                                                       2010   0.973           1.093               2,147,689
                                                                       2009   0.776           0.973               3,679,848
                                                                       2008   1.095           0.776               2,380,180
                                                                       2007   1.058           1.095               1,995,660
                                                                       2006   1.000           1.058               1,206,829
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2015   1.445           1.409                 550,579
                                                                       2014   1.384           1.445                 849,776
                                                                       2013   1.123           1.384               1,237,083
                                                                       2012   0.981           1.123               1,778,797
                                                                       2011   1.027           0.981               3,047,170
                                                                       2010   0.903           1.027               4,390,526
                                                                       2009   0.705           0.903               4,192,022
                                                                       2008   1.095           0.705               3,188,727
                                                                       2007   1.063           1.095               2,240,979
                                                                       2006   1.000           1.063                 601,332
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *................ 2015   1.880           1.887               1,886,367
                                                                       2014   1.672           1.880               2,145,446
                                                                       2013   1.277           1.672               2,391,442
                                                                       2012   1.112           1.277               2,909,074
                                                                       2011   1.100           1.112               4,246,551
                                                                       2010   0.966           1.100               5,169,435
                                                                       2009   0.780           0.966                 330,228
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2015   3.314           3.276                 401,708
                                                                       2014   3.081           3.314                 579,082
                                                                       2013   2.615           3.081                 913,259
                                                                       2012   2.367           2.615               1,196,076
                                                                       2011   2.335           2.367               1,752,591
                                                                       2010   2.142           2.335               2,268,630
                                                                       2009   1.824           2.142               2,831,600
                                                                       2008   2.367           1.824               3,137,526
                                                                       2007   2.291           2.367               4,648,347
                                                                       2006   2.132           2.291               4,503,963

                            MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2015   2.324
                                                                                   2014   2.114
                                                                                   2013   1.570
                                                                                   2012   1.357
                                                                                   2011   1.356
                                                                                   2010   1.227
                                                                                   2009   1.024
                                                                                   2008   1.529
                                                                                   2007   1.432
                                                                                   2006   1.289
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2015   3.736
                                                                                   2014   3.766
                                                                                   2013   2.999
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2015   1.884
                                                                                   2014   1.745
                                                                                   2013   1.268
                                                                                   2012   1.077
                                                                                   2011   1.100
                                                                                   2010   0.950
                                                                                   2009   0.669
                                                                                   2008   1.164
                                                                                   2007   1.075
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2015   2.633
                                                                                   2014   2.489
                                                                                   2013   1.740
                                                                                   2012   1.514
                                                                                   2011   1.504
                                                                                   2010   1.126
                                                                                   2009   0.819
                                                                                   2008   1.239
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.127
                                                                                   2006   1.055
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2015   1.334
                                                                                   2014   1.306
                                                                                   2013   1.324
                                                                                   2012   1.289
                                                                                   2011   1.230
                                                                                   2010   1.170
                                                                                   2009   1.129
                                                                                   2008   1.140
                                                                                   2007   1.100
                                                                                   2006   1.057
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2015   1.690
                                                                                   2014   1.541
                                                                                   2013   1.288
                                                                                   2012   1.156
                                                                                   2011   1.122
                                                                                   2010   1.032
                                                                                   2009   0.885
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2015   1.813
                                                                                   2014   1.652
                                                                                   2013   1.246
                                                                                   2012   1.113
                                                                                   2011   1.169
                                                                                   2010   1.052
                                                                                   2009   0.803
                                                                                   2008   1.294
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.131
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 2007   0.988
                                                                                   2006   0.989
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.456
                                                                                   2008   1.401
                                                                                   2007   1.298
                                                                                   2006   1.260



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.302                 822,421
                                                                                   2.324               1,380,764
                                                                                   2.114               1,769,921
                                                                                   1.570               1,330,910
                                                                                   1.357               1,378,089
                                                                                   1.356               1,496,538
                                                                                   1.227               1,675,505
                                                                                   1.024               1,412,808
                                                                                   1.529               1,257,804
                                                                                   1.432                 388,414
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.728                  26,272
                                                                                   3.736                  53,006
                                                                                   3.766                  59,321
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2.065                 131,545
                                                                                   1.884                 125,982
                                                                                   1.745                 165,349
                                                                                   1.268                 294,619
                                                                                   1.077                 354,944
                                                                                   1.100                 733,060
                                                                                   0.950                 724,597
                                                                                   0.669                 543,259
                                                                                   1.164                 830,461
                                                                                   1.075                 665,478
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.677               1,312,695
                                                                                   2.633               1,416,772
                                                                                   2.489               1,654,261
                                                                                   1.740               1,964,027
                                                                                   1.514               2,519,394
                                                                                   1.504               2,810,024
                                                                                   1.126               3,252,862
                                                                                   0.819               2,882,502
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.173                      --
                                                                                   1.127                 456,416
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.333                  92,133
                                                                                   1.334                 199,310
                                                                                   1.306                 306,468
                                                                                   1.324               1,040,118
                                                                                   1.289               1,763,398
                                                                                   1.230               2,080,474
                                                                                   1.170               2,562,680
                                                                                   1.129               2,263,419
                                                                                   1.140               2,663,624
                                                                                   1.100               2,286,785
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.720                 112,481
                                                                                   1.690                 143,611
                                                                                   1.541                  48,227
                                                                                   1.288                  43,422
                                                                                   1.156                 169,779
                                                                                   1.122                  61,036
                                                                                   1.032                 118,571
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.842                  73,668
                                                                                   1.813                  94,898
                                                                                   1.652                 108,804
                                                                                   1.246                 295,792
                                                                                   1.113                 376,390
                                                                                   1.169                 615,415
                                                                                   1.052               1,339,733
                                                                                   0.803               1,466,316
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.198                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 1.010                      --
                                                                                   0.988                 435,339
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.509                      --
                                                                                   1.456               2,222,495
                                                                                   1.401               3,075,048
                                                                                   1.298               2,859,226

                             MRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.035
                                                                                     2006   1.749
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................... 2006   1.162
 Travelers Convertible Securities Subaccount (5/04)................................. 2006   1.035
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).............................. 2006   2.471
 Travelers Equity Income Subaccount (10/96)......................................... 2006   2.004
 Travelers Federated High Yield Subaccount (11/96).................................. 2006   1.612
 Travelers Large Cap Subaccount (9/96).............................................. 2006   1.711
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05).................. 2006   1.057
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.023
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.048
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.071
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.030
 Travelers Mercury Large Cap Core Subaccount (6/98)................................. 2006   1.039
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01).................................. 2006   0.614
 Travelers MFS(R) Total Return Subaccount (8/96).................................... 2006   2.059
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.190
 Travelers Mondrian International Stock Subaccount (9/96)........................... 2006   1.384
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.416
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.064
 Travelers Pioneer Strategic Income Subaccount (9/96)............................... 2006   1.626
 Travelers Quality Bond Subaccount (7/97)........................................... 2006   1.448
 Travelers Strategic Equity Subaccount (9/96)....................................... 2006   1.698
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)................... 2006   1.010
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05).................... 2006   1.010
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.094
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.708
                                                                                     2013   1.450
                                                                                     2012   1.321
                                                                                     2011   1.332
                                                                                     2010   1.197
                                                                                     2009   0.982
                                                                                     2008   1.324
                                                                                     2007   1.203
                                                                                     2006   1.126
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................................. 2009   1.074
                                                                                     2008   1.687
                                                                                     2007   1.741
                                                                                     2006   1.512



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2.179                      --
                                                                                     2.035               2,256,210
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................... 1.241                      --
 Travelers Convertible Securities Subaccount (5/04)................................. 1.106                      --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).............................. 2.706                      --
 Travelers Equity Income Subaccount (10/96)......................................... 2.111                      --
 Travelers Federated High Yield Subaccount (11/96).................................. 1.658                      --
 Travelers Large Cap Subaccount (9/96).............................................. 1.768                      --
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05).................. 1.126                      --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.029                      --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.088                      --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.120                      --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.053                      --
 Travelers Mercury Large Cap Core Subaccount (6/98)................................. 1.106                      --
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01).................................. 0.651                      --
 Travelers MFS(R) Total Return Subaccount (8/96).................................... 2.132                      --
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.289                      --
 Travelers Mondrian International Stock Subaccount (9/96)........................... 1.593                      --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.506                      --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.123                      --
 Travelers Pioneer Strategic Income Subaccount (9/96)............................... 1.647                      --
 Travelers Quality Bond Subaccount (7/97)........................................... 1.439                      --
 Travelers Strategic Equity Subaccount (9/96)....................................... 1.776                      --
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)................... 1.166                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05).................... 1.161                      --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 1.057                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 1.852               1,879,266
                                                                                     1.708               1,960,793
                                                                                     1.450               2,037,145
                                                                                     1.321               1,966,041
                                                                                     1.332               2,053,890
                                                                                     1.197               2,476,231
                                                                                     0.982               2,517,105
                                                                                     1.324               2,978,942
                                                                                     1.203                 248,981
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................................. 1.045                      --
                                                                                     1.074                 115,353
                                                                                     1.687                 207,644
                                                                                     1.741                 226,717





                                             MRP -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)........ 2006   1.109           1.159           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)......... 2006   0.872           0.854           --

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.876           0.835                      --
                                                                          2007   0.762           0.876                 874,438
                                                                          2006   0.754           0.762                 973,798
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................ 2015   2.167           2.282                 736,995
                                                                          2014   2.150           2.167                 852,595
                                                                          2013   1.689           2.150               1,048,802
                                                                          2012   1.399           1.689               1,041,246
                                                                          2011   1.559           1.399               2,321,163
                                                                          2010   1.416           1.559               3,630,589
                                                                          2009   1.010           1.416               4,620,155
                                                                          2008   1.664           1.010               5,024,251
                                                                          2007   1.471           1.664               3,743,487
                                                                          2006   1.240           1.471               2,396,988
 American Funds Growth Subaccount (Class 2) (5/04)....................... 2015   1.986           2.091                 757,639
                                                                          2014   1.858           1.986                 989,909
                                                                          2013   1.450           1.858               1,378,294
                                                                          2012   1.248           1.450               1,561,413
                                                                          2011   1.324           1.248               3,525,276
                                                                          2010   1.132           1.324               5,380,572
                                                                          2009   0.824           1.132               7,613,172
                                                                          2008   1.494           0.824               7,658,297
                                                                          2007   1.350           1.494               7,546,410
                                                                          2006   1.243           1.350               6,913,220
 American Funds Growth-Income Subaccount (Class 2) (5/04)................ 2015   1.839           1.838                 985,531
                                                                          2014   1.687           1.839               1,115,226
                                                                          2013   1.283           1.687               1,232,070
                                                                          2012   1.108           1.283               1,191,896
                                                                          2011   1.146           1.108               2,531,247
                                                                          2010   1.044           1.146               3,555,473
                                                                          2009   0.808           1.044               5,234,657
                                                                          2008   1.319           0.808               5,388,048
                                                                          2007   1.275           1.319               5,065,795
                                                                          2006   1.123           1.275               4,794,228
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................ 2006   2.304           2.280                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03).................... 2006   1.727           2.257                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.267           1.213                      --
                                                                          2007   1.201           1.267               4,703,690
                                                                          2006   1.046           1.201               5,754,950
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)....... 2008   1.222           1.154                      --
                                                                          2007   1.395           1.222               6,326,918
                                                                          2006   1.364           1.395               8,789,537
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).......... 2015   2.341           2.316                 951,905
                                                                          2014   2.129           2.341               1,121,239
                                                                          2013   1.650           2.129               1,289,447
                                                                          2012   1.442           1.650               1,189,426
                                                                          2011   1.506           1.442               2,288,893
                                                                          2010   1.308           1.506               3,691,336
                                                                          2009   0.980           1.308               5,041,273
                                                                          2008   1.736           0.980               5,597,265
                                                                          2007   1.502           1.736               5,580,152
                                                                          2006   1.368           1.502               5,290,311
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................ 2015   3.202           3.103                 825,563
                                                                          2014   3.066           3.202               1,029,418
                                                                          2013   2.291           3.066               1,205,219
                                                                          2012   2.030           2.291               1,143,251
                                                                          2011   2.311           2.030               2,489,259
                                                                          2010   1.825           2.311               3,738,499
                                                                          2009   1.325           1.825               4,879,068
                                                                          2008   2.228           1.325               5,537,872
                                                                          2007   1.961           2.228               6,042,521
                                                                          2006   1.771           1.961               5,940,396
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)........... 2006   1.448           1.689                      --

                         MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.741
                                                                             2014   1.645
                                                                             2013   1.209
                                                                             2012   1.107
                                                                             2011   1.181
                                                                             2010   0.939
                                                                             2009   0.664
                                                                             2008   1.172
                                                                             2007   1.070
                                                                             2006   0.999
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.668
                                                                             2014   2.956
                                                                             2013   3.029
                                                                             2012   2.717
                                                                             2011   3.278
                                                                             2010   2.830
                                                                             2009   1.664
                                                                             2008   3.572
                                                                             2007   2.816
                                                                             2006   2.232
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.565
                                                                             2014   1.788
                                                                             2013   1.476
                                                                             2012   1.267
                                                                             2011   1.439
                                                                             2010   1.348
                                                                             2009   0.998
                                                                             2008   1.700
                                                                             2007   1.495
                                                                             2006   1.249
High Yield Bond Trust
 High Yield Bond Trust (5/05)............................................... 2006   1.025
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.032
                                                                             2014   0.933
                                                                             2013   0.718
                                                                             2012   0.623
                                                                             2011   0.643
                                                                             2010   0.520
                                                                             2009   0.365
                                                                             2008   0.660
                                                                             2007   0.551
                                                                             2006   0.493
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.086
                                                                             2009   0.877
                                                                             2008   1.254
                                                                             2007   1.046
                                                                             2006   0.999
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)........... 2011   0.504
                                                                             2010   0.412
                                                                             2009   0.266
                                                                             2008   0.482
                                                                             2007   0.402
                                                                             2006   0.379
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........... 2006   0.822
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).............................. 2006   1.548
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)............................ 2010   0.964
                                                                             2009   0.776
                                                                             2008   1.260
                                                                             2007   1.218
                                                                             2006   1.073



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 1.670                 145,249
                                                                             1.741                 201,509
                                                                             1.645                 240,309
                                                                             1.209                 235,321
                                                                             1.107                 646,959
                                                                             1.181               1,159,134
                                                                             0.939               1,203,898
                                                                             0.664               1,191,033
                                                                             1.172               1,314,904
                                                                             1.070               1,245,900
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2.113                 210,309
                                                                             2.668                 231,287
                                                                             2.956                 292,183
                                                                             3.029                 350,324
                                                                             2.717                 907,540
                                                                             3.278               1,352,281
                                                                             2.830               2,031,237
                                                                             1.664               2,084,019
                                                                             3.572               2,233,832
                                                                             2.816               2,063,801
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 1.442                 152,493
                                                                             1.565                 305,688
                                                                             1.788                 345,746
                                                                             1.476                 312,370
                                                                             1.267               1,017,766
                                                                             1.439               1,728,098
                                                                             1.348               2,457,767
                                                                             0.998               2,721,326
                                                                             1.700               2,382,872
                                                                             1.495               2,297,478
High Yield Bond Trust
 High Yield Bond Trust (5/05)............................................... 1.048                      --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 1.055               1,635,981
                                                                             1.032               1,689,787
                                                                             0.933               2,015,766
                                                                             0.718               2,543,697
                                                                             0.623               4,004,440
                                                                             0.643               5,664,772
                                                                             0.520               9,355,562
                                                                             0.365              10,087,618
                                                                             0.660              10,938,244
                                                                             0.551              12,474,519
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 1.101                      --
                                                                             1.086                 715,481
                                                                             0.877                 780,010
                                                                             1.254                 786,344
                                                                             1.046                 862,409
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)........... 0.540                      --
                                                                             0.504               1,282,796
                                                                             0.412               1,809,879
                                                                             0.266               1,725,170
                                                                             0.482               1,897,800
                                                                             0.402               2,309,556
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........... 0.880                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).............................. 1.739                      --
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)............................ 1.025                      --
                                                                             0.964               5,919,187
                                                                             0.776               6,747,566
                                                                             1.260               8,394,430
                                                                             1.218              10,694,114

                           MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2015   2.354
                                                                                  2014   2.210
                                                                                  2013   2.238
                                                                                  2012   1.985
                                                                                  2011   1.915
                                                                                  2010   1.744
                                                                                  2009   1.324
                                                                                  2008   1.746
                                                                                  2007   1.744
                                                                                  2006   1.718
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.035
                                                                                  2010   1.921
                                                                                  2009   1.491
                                                                                  2008   2.677
                                                                                  2007   2.660
                                                                                  2006   2.216
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.115
                                                                                  2014   1.783
                                                                                  2013   1.225
                                                                                  2012   1.047
                                                                                  2011   1.038
                                                                                  2010   0.843
                                                                                  2009   0.636
                                                                                  2008   1.083
                                                                                  2007   1.083
                                                                                  2006   1.010
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.179
                                                                                  2013   0.906
                                                                                  2012   0.800
                                                                                  2011   0.865
                                                                                  2010   0.753
                                                                                  2009   0.591
                                                                                  2008   0.946
                                                                                  2007   0.987
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.285
                                                                                  2014   2.090
                                                                                  2013   1.632
                                                                                  2012   1.429
                                                                                  2011   1.413
                                                                                  2010   1.274
                                                                                  2009   1.059
                                                                                  2008   1.521
                                                                                  2007   1.424
                                                                                  2006   1.259
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2015   2.029
                                                                                  2014   1.813
                                                                                  2013   1.461
                                                                                  2012   1.299
                                                                                  2011   1.222
                                                                                  2010   1.105
                                                                                  2009   0.913
                                                                                  2008   1.426
                                                                                  2007   1.418
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2015   2.825
                                                                                  2014   2.516
                                                                                  2013   1.852
                                                                                  2012   1.563
                                                                                  2011   1.597
                                                                                  2010   1.476
                                                                                  2009   1.052
                                                                                  2008   1.703
                                                                                  2007   1.642
                                                                                  2006   1.593



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2.300                 299,279
                                                                                  2.354                 303,561
                                                                                  2.210                 426,381
                                                                                  2.238                 486,885
                                                                                  1.985               1,108,503
                                                                                  1.915               1,593,590
                                                                                  1.744               2,305,464
                                                                                  1.324               2,546,218
                                                                                  1.746               2,934,324
                                                                                  1.744               3,442,527
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.278                     101
                                                                                  2.035               4,345,226
                                                                                  1.921               5,791,136
                                                                                  1.491               6,691,155
                                                                                  2.677               8,580,420
                                                                                  2.660              10,506,686
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.047                 621,283
                                                                                  2.115                 820,379
                                                                                  1.783               1,021,363
                                                                                  1.225               1,392,820
                                                                                  1.047               5,496,881
                                                                                  1.038               9,416,445
                                                                                  0.843              13,572,402
                                                                                  0.636              16,976,266
                                                                                  1.083              21,494,932
                                                                                  1.083              26,698,179
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.186                      --
                                                                                  1.179                 645,231
                                                                                  0.906                 811,378
                                                                                  0.800               1,584,515
                                                                                  0.865               2,329,370
                                                                                  0.753               3,427,943
                                                                                  0.591               4,343,479
                                                                                  0.946               5,306,512
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2.287                 945,203
                                                                                  2.285               1,073,636
                                                                                  2.090               1,413,832
                                                                                  1.632               1,967,135
                                                                                  1.429               3,420,221
                                                                                  1.413               5,583,597
                                                                                  1.274               7,677,015
                                                                                  1.059               9,559,541
                                                                                  1.521              10,834,100
                                                                                  1.424              13,223,387
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 1.913                 417,614
                                                                                  2.029                 464,792
                                                                                  1.813                 479,600
                                                                                  1.461                 682,316
                                                                                  1.299               1,050,595
                                                                                  1.222               1,636,261
                                                                                  1.105               2,171,739
                                                                                  0.913               2,313,377
                                                                                  1.426               2,974,206
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 3.055                  76,004
                                                                                  2.825                 164,648
                                                                                  2.516                 186,618
                                                                                  1.852                 215,857
                                                                                  1.563                 583,245
                                                                                  1.597               1,241,462
                                                                                  1.476               1,934,945
                                                                                  1.052               2,265,637
                                                                                  1.703               2,750,663
                                                                                  1.642               3,624,798

                               MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2015   2.507
                                                                                         2014   2.278
                                                                                         2013   1.747
                                                                                         2012   1.522
                                                                                         2011   1.472
                                                                                         2010   1.365
                                                                                         2009   1.113
                                                                                         2008   1.755
                                                                                         2007   1.715
                                                                                         2006   1.472
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.420
                                                                                         2014   2.361
                                                                                         2013   1.630
                                                                                         2012   1.385
                                                                                         2011   1.387
                                                                                         2010   1.125
                                                                                         2009   0.800
                                                                                         2008   1.369
                                                                                         2007   1.328
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.802
                                                                                         2008   1.303
                                                                                         2007   1.261
                                                                                         2006   1.112
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   0.993
                                                                                         2010   0.923
                                                                                         2009   0.798
                                                                                         2008   1.028
                                                                                         2007   1.030
                                                                                         2006   1.004
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.280
                                                                                         2014   2.341
                                                                                         2013   2.236
                                                                                         2012   1.919
                                                                                         2011   1.915
                                                                                         2010   1.691
                                                                                         2009   1.104
                                                                                         2008   1.620
                                                                                         2007   1.645
                                                                                         2006   1.509
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.186
                                                                                         2009   1.202
                                                                                         2008   1.189
                                                                                         2007   1.150
                                                                                         2006   1.116
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.203
                                                                                         2006   1.893
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.384
                                                                                         2006   1.248
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.266
                                                                                         2006   1.138
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.299
                                                                                         2006   1.124
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.367
                                                                                         2006   1.236
Managed Assets Trust
 Managed Assets Trust (7/05)............................................................ 2006   1.018
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.554
                                                                                         2007   2.444
                                                                                         2006   2.565



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2.399                 331,076
                                                                                         2.507                 473,327
                                                                                         2.278                 547,846
                                                                                         1.747                 622,069
                                                                                         1.522               1,120,234
                                                                                         1.472               1,970,174
                                                                                         1.365               2,421,511
                                                                                         1.113               3,019,330
                                                                                         1.755               4,171,098
                                                                                         1.715               5,565,457
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2.280                 149,408
                                                                                         2.420                 207,796
                                                                                         2.361                 314,947
                                                                                         1.630                 203,671
                                                                                         1.385                 473,812
                                                                                         1.387                 619,786
                                                                                         1.125                 910,594
                                                                                         0.800               1,049,622
                                                                                         1.369               1,161,590
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.781                      --
                                                                                         0.802               4,827,462
                                                                                         1.303               5,348,274
                                                                                         1.261               6,469,380
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 0.982                      --
                                                                                         0.993                 160,298
                                                                                         0.923                 246,749
                                                                                         0.798                 224,610
                                                                                         1.028                 221,091
                                                                                         1.030                 229,231
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.114                 227,260
                                                                                         2.280                 230,128
                                                                                         2.341                 270,798
                                                                                         2.236                 342,378
                                                                                         1.919                 541,879
                                                                                         1.915               1,073,301
                                                                                         1.691               1,408,435
                                                                                         1.104               1,411,761
                                                                                         1.620               1,693,627
                                                                                         1.645               2,007,200
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.180                  19,801
                                                                                         1.186              20,789,255
                                                                                         1.202              25,698,941
                                                                                         1.189              23,746,080
                                                                                         1.150              27,848,188
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2.312                      --
                                                                                         2.203               3,069,891
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 1.424                      --
                                                                                         1.384               3,933,394
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 1.351                      --
                                                                                         1.266               1,416,753
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 1.350                      --
                                                                                         1.299               3,030,493
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 1.507                      --
                                                                                         1.367               1,539,893
Managed Assets Trust
 Managed Assets Trust (7/05)............................................................ 1.051                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2.462                      --
                                                                                         2.554               1,750,476
                                                                                         2.444               2,126,925

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2015   2.646
                                                                                     2014   2.594
                                                                                     2013   2.396
                                                                                     2012   2.081
                                                                                     2011   2.058
                                                                                     2010   1.798
                                                                                     2009   1.238
                                                                                     2008   1.657
                                                                                     2007   1.636
                                                                                     2006   1.551
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2015   1.195
                                                                                     2014   1.067
                                                                                     2013   1.044
                                                                                     2012   0.839
                                                                                     2011   0.900
                                                                                     2010   0.785
                                                                                     2009   0.590
                                                                                     2008   1.025
                                                                                     2007   1.221
                                                                                     2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   3.688
                                                                                     2013   2.900
                                                                                     2012   2.397
                                                                                     2011   2.625
                                                                                     2010   2.430
                                                                                     2009   1.722
                                                                                     2008   3.007
                                                                                     2007   2.340
                                                                                     2006   2.280
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2015   4.314
                                                                                     2014   3.831
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2014   1.278
                                                                                     2013   0.890
                                                                                     2012   0.762
                                                                                     2011   0.748
                                                                                     2010   0.614
                                                                                     2009   0.468
                                                                                     2008   0.744
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2015   1.298
                                                                                     2014   1.243
                                                                                     2013   1.064
                                                                                     2012   0.952
                                                                                     2011   0.987
                                                                                     2010   0.893
                                                                                     2009   0.701
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2015   1.302
                                                                                     2014   1.242
                                                                                     2013   1.008
                                                                                     2012   0.881
                                                                                     2011   0.939
                                                                                     2010   0.840
                                                                                     2009   0.636
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2015   1.274
                                                                                     2014   1.219
                                                                                     2013   1.090
                                                                                     2012   0.998
                                                                                     2011   1.011
                                                                                     2010   0.934
                                                                                     2009   0.768
                                                                                     2008   1.002



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2.511                 281,354
                                                                                     2.646                 322,828
                                                                                     2.594                 365,289
                                                                                     2.396                 374,729
                                                                                     2.081                 553,829
                                                                                     2.058                 595,615
                                                                                     1.798                 751,479
                                                                                     1.238                 727,102
                                                                                     1.657                 809,970
                                                                                     1.636                 873,995
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.163                 658,071
                                                                                     1.195                 760,855
                                                                                     1.067                 970,524
                                                                                     1.044               1,065,540
                                                                                     0.839               1,639,889
                                                                                     0.900               2,287,070
                                                                                     0.785               3,028,799
                                                                                     0.590               2,894,871
                                                                                     1.025               3,183,922
                                                                                     1.221               3,905,358
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 3.842                      --
                                                                                     3.688               2,726,896
                                                                                     2.900               3,017,101
                                                                                     2.397               5,089,994
                                                                                     2.625               6,764,459
                                                                                     2.430               9,244,599
                                                                                     1.722              10,841,868
                                                                                     3.007              11,858,330
                                                                                     2.340              15,179,427
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.087               1,844,369
                                                                                     4.314               2,425,184
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.337                      --
                                                                                     1.278                 229,911
                                                                                     0.890                  88,787
                                                                                     0.762                 196,387
                                                                                     0.748                  33,970
                                                                                     0.614                   5,089
                                                                                     0.468                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.270                 464,900
                                                                                     1.298                 527,791
                                                                                     1.243                 388,784
                                                                                     1.064                 329,568
                                                                                     0.952                 749,028
                                                                                     0.987                 666,224
                                                                                     0.893                 606,607
                                                                                     0.701                 385,153
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.273                 324,217
                                                                                     1.302                 418,396
                                                                                     1.242                 504,473
                                                                                     1.008                 444,880
                                                                                     0.881                 427,492
                                                                                     0.939                 252,046
                                                                                     0.840                 174,830
                                                                                     0.636                  51,532
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.246                 407,813
                                                                                     1.274                 400,027
                                                                                     1.219                 429,232
                                                                                     1.090                 551,029
                                                                                     0.998                 465,137
                                                                                     1.011                 334,202
                                                                                     0.934                 246,149
                                                                                     0.768                  26,699

                        MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2015   2.137
                                                                            2014   2.296
                                                                            2013   1.782
                                                                            2012   1.397
                                                                            2011   1.649
                                                                            2010   1.435
                                                                            2009   0.937
                                                                            2008   1.604
                                                                            2007   1.643
                                                                            2006   1.490
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2015   2.382
                                                                            2014   2.212
                                                                            2013   1.658
                                                                            2012   1.420
                                                                            2011   1.463
                                                                            2010   1.293
                                                                            2009   1.036
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................. 2015   1.872
                                                                            2014   1.734
                                                                            2013   1.350
                                                                            2012   1.195
                                                                            2011   1.260
                                                                            2010   1.019
                                                                            2009   0.817
                                                                            2008   1.355
                                                                            2007   1.491
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2015   2.120
                                                                            2014   1.989
                                                                            2013   1.437
                                                                            2012   1.231
                                                                            2011   1.260
                                                                            2010   1.011
                                                                            2009   0.765
                                                                            2008   1.265
                                                                            2007   1.153
                                                                            2006   1.161
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2015   1.812
                                                                            2014   1.758
                                                                            2013   1.339
                                                                            2012   1.175
                                                                            2011   1.327
                                                                            2010   1.127
                                                                            2009   0.886
                                                                            2008   1.203
                                                                            2007   1.234
                                                                            2006   1.157
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.857
                                                                            2008   1.164
                                                                            2007   1.111
                                                                            2006   1.051
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.664
                                                                            2010   0.628
                                                                            2009   0.462
                                                                            2008   0.886
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2015   1.852
                                                                            2014   1.789
                                                                            2013   1.679
                                                                            2012   1.505
                                                                            2011   1.458
                                                                            2010   1.308
                                                                            2009   0.968
                                                                            2008   1.204
                                                                            2007   1.144
                                                                            2006   1.091
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.754
                                                                            2008   1.334
                                                                            2007   1.210
                                                                            2006   1.224



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.015                 765,362
                                                                            2.137                 946,535
                                                                            2.296               1,093,256
                                                                            1.782               1,181,106
                                                                            1.397               1,914,695
                                                                            1.649               2,626,274
                                                                            1.435               3,344,044
                                                                            0.937               3,845,961
                                                                            1.604               4,825,986
                                                                            1.643               5,464,160
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.206                  87,090
                                                                            2.382                 107,201
                                                                            2.212                 137,500
                                                                            1.658                 195,427
                                                                            1.420                 629,308
                                                                            1.463                 943,139
                                                                            1.293               1,213,461
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................. 1.679                 244,225
                                                                            1.872                 407,395
                                                                            1.734                 492,567
                                                                            1.350                 477,866
                                                                            1.195                 919,362
                                                                            1.260               1,149,463
                                                                            1.019               1,643,653
                                                                            0.817               1,718,984
                                                                            1.355               1,706,830
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.059                  50,860
                                                                            2.120                  55,144
                                                                            1.989                 110,271
                                                                            1.437                 107,919
                                                                            1.231                 159,810
                                                                            1.260                 144,901
                                                                            1.011                 136,493
                                                                            0.765                 195,163
                                                                            1.265                 120,157
                                                                            1.153                  35,871
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.656                 133,177
                                                                            1.812                 173,015
                                                                            1.758                 215,036
                                                                            1.339                 151,628
                                                                            1.175                 157,194
                                                                            1.327                 129,566
                                                                            1.127                 129,687
                                                                            0.886                 189,039
                                                                            1.203                 150,533
                                                                            1.234                  32,623
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.848                      --
                                                                            0.857                  13,886
                                                                            1.164                   7,648
                                                                            1.111                   5,582
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.706                      --
                                                                            0.664                  13,868
                                                                            0.628                  19,094
                                                                            0.462                     609
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.790                  79,593
                                                                            1.852                 100,576
                                                                            1.789                 112,154
                                                                            1.679                 166,257
                                                                            1.505                 647,083
                                                                            1.458                 537,902
                                                                            1.308                 692,499
                                                                            0.968                 580,196
                                                                            1.204                 540,784
                                                                            1.144                 353,367
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.717                      --
                                                                            0.754               6,218,100
                                                                            1.334               7,490,845
                                                                            1.210               9,190,734

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................... 2013   2.262           2.403                      --
                                                                          2012   1.878           2.262               2,024,706
                                                                          2011   2.280           1.878               3,263,379
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2015   1.311           1.265                 536,861
                                                                          2014   1.266           1.311                 777,300
                                                                          2013   0.992           1.266                 789,712
                                                                          2012   0.863           0.992                 799,984
                                                                          2011   1.008           0.863               2,375,094
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2015   2.351           2.191                 606,116
                                                                          2014   2.346           2.351                 839,902
                                                                          2013   1.798           2.346               1,015,202
                                                                          2012   1.547           1.798               1,053,721
                                                                          2011   1.726           1.547               1,546,770
                                                                          2010   1.461           1.726               2,467,558
                                                                          2009   1.173           1.461               3,428,755
                                                                          2008   1.696           1.173               4,019,529
                                                                          2007   1.776           1.696               4,427,287
                                                                          2006   1.739           1.776                 726,415
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/08)......... 2015   1.035           0.880                 151,732
                                                                          2014   1.120           1.035                 142,241
                                                                          2013   1.194           1.120                 124,153
                                                                          2012   1.018           1.194                 150,264
                                                                          2011   1.267           1.018                 120,613
                                                                          2010   1.037           1.267                 141,624
                                                                          2009   0.622           1.037                  72,157
                                                                          2008   1.355           0.622                   2,925
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2015   1.564           1.514                  56,105
                                                                          2014   1.707           1.564                  57,896
                                                                          2013   1.453           1.707                  75,572
                                                                          2012   1.264           1.453                  70,398
                                                                          2011   1.437           1.264                  71,108
                                                                          2010   1.309           1.437                  50,562
                                                                          2009   1.010           1.309                  31,377
                                                                          2008   1.731           1.010                  13,418
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.479           2.688                      --
                                                                          2012   2.384           2.479                 359,052
                                                                          2011   2.551           2.384                 680,005
                                                                          2010   2.101           2.551               1,022,484
                                                                          2009   1.555           2.101               1,403,029
                                                                          2008   1.138           1.555               1,455,046
                                                                          2007   1.283           1.138                  24,910
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.832           0.935                      --
                                                                          2011   0.853           0.832                   7,640
                                                                          2010   0.789           0.853                   4,115
                                                                          2009   0.556           0.789                   7,537
                                                                          2008   0.992           0.556                   3,490
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08).............. 2013   1.985           2.485                      --
                                                                          2012   1.663           1.985                  74,987
                                                                          2011   1.843           1.663                  41,879
                                                                          2010   1.614           1.843                  21,079
                                                                          2009   1.172           1.614                   7,923
                                                                          2008   1.893           1.172                   3,269
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2015   1.171           1.200               3,118,675
                                                                          2014   1.163           1.171               4,008,180
                                                                          2013   1.015           1.163               4,532,029
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2015   1.305           1.248                 331,124
                                                                          2014   1.284           1.305                 448,940
                                                                          2013   1.431           1.284                 490,857
                                                                          2012   1.329           1.431               1,229,418
                                                                          2011   1.210           1.329                 811,352
                                                                          2010   1.138           1.210                 544,538
                                                                          2009   0.976           1.138                 344,260
                                                                          2008   1.061           0.976                 205,518
                                                                          2007   1.001           1.061                  64,882

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2015   1.844           1.817                 866,313
                                                                          2014   1.796           1.844               1,088,900
                                                                          2013   1.859           1.796               1,416,827
                                                                          2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2015   2.232           2.200                  38,263
                                                                          2014   2.038           2.232                  38,418
                                                                          2013   1.555           2.038                  45,049
                                                                          2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
                                                                          2008   1.642           1.086                 208,300
                                                                          2007   1.587           1.642                 210,377
                                                                          2006   1.475           1.587                 212,276
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.175           1.298                      --
                                                                          2006   1.116           1.175                  14,132
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2015   2.470           2.402                 189,815
                                                                          2014   2.397           2.470                 211,842
                                                                          2013   2.396           2.397                 211,922
                                                                          2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
                                                                          2008   1.676           1.474               1,616,705
                                                                          2007   1.595           1.676               1,579,932
                                                                          2006   1.539           1.595               1,679,403
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.480           0.502                      --
                                                                          2012   0.435           0.480                 873,250
                                                                          2011   0.538           0.435                 975,563
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2015   1.499           1.424               2,556,577
                                                                          2014   1.343           1.499               3,089,616
                                                                          2013   1.019           1.343               3,715,635
                                                                          2012   0.877           1.019               4,059,473
                                                                          2011   0.928           0.877               6,250,485
                                                                          2010   0.805           0.928               8,785,390
                                                                          2009   0.690           0.805              11,794,236
                                                                          2008   1.100           0.690              14,364,659
                                                                          2007   1.077           1.100              17,761,155
                                                                          2006   1.001           1.077              18,565,726
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2015   1.296           1.232                 343,810
                                                                          2014   1.187           1.296                 530,701
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.109           1.164                      --
                                                                          2006   1.047           1.109               1,242,209
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2015   1.528           1.572                 126,138
                                                                          2014   1.365           1.528                 160,752
                                                                          2013   1.033           1.365                 221,441
                                                                          2012   0.924           1.033                 166,720
                                                                          2011   0.936           0.924                 453,185
                                                                          2010   0.844           0.936                 682,964
                                                                          2009   0.719           0.844                 935,154
                                                                          2008   1.163           0.719               1,036,612
                                                                          2007   1.154           1.163               1,052,239
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10)...................... 2015   1.101           1.084               2,372,728
                                                                          2014   1.117           1.101               2,940,277
                                                                          2013   1.134           1.117               4,690,084
                                                                          2012   1.151           1.134               5,381,875
                                                                          2011   1.169           1.151              10,700,969
                                                                          2010   1.180           1.169              15,885,818

                                       MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2015   1.849           1.833                 343,587
                                                                        2014   1.753           1.849                 473,331
                                                                        2013   1.793           1.753                 570,343
                                                                        2012   1.693           1.793                 803,388
                                                                        2011   1.613           1.693               1,134,410
                                                                        2010   1.511           1.613               1,430,338
                                                                        2009   1.401           1.511               1,708,356
                                                                        2008   1.473           1.401               1,926,108
                                                                        2007   1.407           1.473               2,277,476
                                                                        2006   1.353           1.407               2,821,508
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2015   2.133           2.233               1,188,856
                                                                        2014   1.988           2.133               1,597,935
                                                                        2013   1.504           1.988               1,860,476
                                                                        2012   1.335           1.504               2,183,384
                                                                        2011   1.488           1.335               4,271,633
                                                                        2010   1.261           1.488               6,352,104
                                                                        2009   1.000           1.261               8,635,069
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   1.970           2.049                      --
                                                                        2008   3.047           1.970                   5,323
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2015   1.732           1.601                 103,628
                                                                        2014   1.603           1.732                 110,955
                                                                        2013   1.235           1.603                 202,152
                                                                        2012   1.100           1.235                 133,781
                                                                        2011   1.094           1.100                 169,764
                                                                        2010   1.020           1.094                  83,371
                                                                        2009   0.932           1.020                  96,912
                                                                        2008   1.367           0.932                  47,337
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.933           0.974                      --
                                                                        2008   1.716           0.933               5,414,777
                                                                        2007   1.676           1.716               6,378,104
                                                                        2006   1.653           1.676               8,061,123
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.776           1.956                      --
                                                                        2012   1.559           1.776                 636,361
                                                                        2011   1.688           1.559               1,019,260
                                                                        2010   1.497           1.688               1,537,540
                                                                        2009   1.249           1.497               2,087,504
                                                                        2008   2.079           1.249               2,363,906
                                                                        2007   2.027           2.079               3,034,380
                                                                        2006   1.975           2.027               3,673,762
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2015   0.968           0.981               1,211,817
                                                                        2014   0.885           0.968               1,488,802
                                                                        2013   0.677           0.885               1,820,443
                                                                        2012   0.620           0.677               1,841,954
                                                                        2011   0.650           0.620               4,107,997
                                                                        2010   0.573           0.650               5,882,424
                                                                        2009   0.390           0.573               8,574,314
                                                                        2008   0.729           0.390              10,248,598
                                                                        2007   0.615           0.729              11,521,344
                                                                        2006   0.629           0.615              13,891,601
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2015   1.302           1.421                 218,194
                                                                        2014   1.212           1.302                 223,204
                                                                        2013   0.898           1.212                 322,176
                                                                        2012   0.930           0.898                 342,517
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.826           0.940                     247
                                                                        2011   0.837           0.826                 656,320
                                                                        2010   0.763           0.837                 792,659
                                                                        2009   0.555           0.763                 952,831
                                                                        2008   0.837           0.555                 919,191
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.933           1.012                      --
                                                                        2010   0.819           0.933               3,129,304
                                                                        2009   0.632           0.819               3,616,932
                                                                        2008   1.077           0.632               2,941,550
                                                                        2007   1.059           1.077               1,619,336
                                                                        2006   1.000           1.059                 259,608

                                     MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2015   1.361           1.333                 439,700
                                                                     2014   1.323           1.361                 654,618
                                                                     2013   1.287           1.323                 751,144
                                                                     2012   1.197           1.287               1,314,938
                                                                     2011   1.177           1.197                 956,509
                                                                     2010   1.085           1.177               1,013,942
                                                                     2009   0.914           1.085                 829,618
                                                                     2008   1.084           0.914                 838,465
                                                                     2007   1.042           1.084                 702,513
                                                                     2006   1.000           1.042                 209,401
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2015   1.381           1.346                 752,136
                                                                     2014   1.336           1.381                 842,217
                                                                     2013   1.223           1.336                 744,114
                                                                     2012   1.114           1.223                 657,989
                                                                     2011   1.119           1.114               1,547,849
                                                                     2010   1.018           1.119               1,711,841
                                                                     2009   0.836           1.018               1,447,510
                                                                     2008   1.082           0.836               1,360,479
                                                                     2007   1.048           1.082                 747,274
                                                                     2006   1.000           1.048                 305,946
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2015   1.379           1.341               1,552,232
                                                                     2014   1.332           1.379               2,175,858
                                                                     2013   1.146           1.332               2,198,069
                                                                     2012   1.028           1.146               2,038,663
                                                                     2011   1.058           1.028               3,503,957
                                                                     2010   0.949           1.058               3,427,593
                                                                     2009   0.761           0.949               4,789,618
                                                                     2008   1.083           0.761               4,293,313
                                                                     2007   1.053           1.083               2,688,290
                                                                     2006   1.000           1.053               1,022,753
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2015   1.360           1.317               1,404,588
                                                                     2014   1.312           1.360               2,814,952
                                                                     2013   1.071           1.312               2,821,535
                                                                     2012   0.943           1.071               2,710,775
                                                                     2011   0.994           0.943               3,920,004
                                                                     2010   0.880           0.994               4,875,116
                                                                     2009   0.692           0.880               5,514,743
                                                                     2008   1.083           0.692               5,149,948
                                                                     2007   1.058           1.083               4,096,531
                                                                     2006   1.000           1.058               1,799,899
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *.............. 2015   1.711           1.705               2,693,931
                                                                     2014   1.532           1.711               3,246,009
                                                                     2013   1.178           1.532               3,547,165
                                                                     2012   1.033           1.178               4,290,913
                                                                     2011   1.030           1.033               6,224,466
                                                                     2010   0.910           1.030               9,123,387
                                                                     2009   0.738           0.910               5,154,331
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2015   2.914           2.860               1,435,777
                                                                     2014   2.728           2.914               1,856,803
                                                                     2013   2.332           2.728               2,131,363
                                                                     2012   2.126           2.332               2,519,099
                                                                     2011   2.111           2.126               4,024,032
                                                                     2010   1.951           2.111               5,718,141
                                                                     2009   1.673           1.951               7,462,919
                                                                     2008   2.186           1.673               8,794,148
                                                                     2007   2.130           2.186              10,568,624
                                                                     2006   1.992           2.130              12,522,537
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2015   2.157           2.121               1,060,327
                                                                     2014   1.976           2.157               1,243,129
                                                                     2013   1.478           1.976               1,521,984
                                                                     2012   1.286           1.478                 782,017
                                                                     2011   1.294           1.286               1,221,762
                                                                     2010   1.179           1.294               1,590,982
                                                                     2009   0.991           1.179               1,980,595
                                                                     2008   1.490           0.991               1,851,808
                                                                     2007   1.406           1.490               1,614,190
                                                                     2006   1.271           1.406               1,033,204
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2015   3.332           3.302                 103,313
                                                                     2014   3.382           3.332                 199,139
                                                                     2013   2.707           3.382                 251,566

                            MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2015   1.773
                                                                                   2014   1.654
                                                                                   2013   1.210
                                                                                   2012   1.035
                                                                                   2011   1.065
                                                                                   2010   0.926
                                                                                   2009   0.657
                                                                                   2008   1.150
                                                                                   2007   1.070
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2015   2.345
                                                                                   2014   2.233
                                                                                   2013   1.572
                                                                                   2012   1.377
                                                                                   2011   1.378
                                                                                   2010   1.038
                                                                                   2009   0.760
                                                                                   2008   1.156
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.114
                                                                                   2006   1.048
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2015   1.238
                                                                                   2014   1.220
                                                                                   2013   1.246
                                                                                   2012   1.222
                                                                                   2011   1.174
                                                                                   2010   1.124
                                                                                   2009   1.092
                                                                                   2008   1.111
                                                                                   2007   1.079
                                                                                   2006   1.042
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2015   1.582
                                                                                   2014   1.452
                                                                                   2013   1.223
                                                                                   2012   1.105
                                                                                   2011   1.080
                                                                                   2010   1.000
                                                                                   2009   0.861
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2015   1.616
                                                                                   2014   1.482
                                                                                   2013   1.125
                                                                                   2012   1.012
                                                                                   2011   1.071
                                                                                   2010   0.971
                                                                                   2009   0.746
                                                                                   2008   1.208
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.118
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 2007   0.977
                                                                                   2006   0.985
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.380
                                                                                   2008   1.337
                                                                                   2007   1.248
                                                                                   2006   1.220
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.956
                                                                                   2006   1.693
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 2006   1.149
 Travelers Convertible Securities Subaccount (5/04)............................... 2006   1.023
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2006   2.348
 Travelers Equity Income Subaccount (10/96)....................................... 2006   1.879
 Travelers Federated High Yield Subaccount (11/96)................................ 2006   1.513
 Travelers Large Cap Subaccount (9/96)............................................ 2006   1.603



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.930                 555,861
                                                                                   1.773                 707,338
                                                                                   1.654                 962,753
                                                                                   1.210                 814,445
                                                                                   1.035               1,430,167
                                                                                   1.065               1,912,226
                                                                                   0.926               2,183,257
                                                                                   0.657               2,258,484
                                                                                   1.150               2,447,922
                                                                                   1.070               2,705,886
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.367               1,045,821
                                                                                   2.345               1,290,746
                                                                                   2.233               1,406,623
                                                                                   1.572               1,461,752
                                                                                   1.377               3,053,753
                                                                                   1.378               3,823,199
                                                                                   1.038               4,472,547
                                                                                   0.760               5,374,928
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.157                      --
                                                                                   1.114                  43,705
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.228                 907,065
                                                                                   1.238               1,081,201
                                                                                   1.220               1,255,812
                                                                                   1.246               1,410,355
                                                                                   1.222               1,760,471
                                                                                   1.174               2,769,958
                                                                                   1.124               3,332,593
                                                                                   1.092               4,168,442
                                                                                   1.111               4,542,557
                                                                                   1.079               5,280,065
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.598                 264,237
                                                                                   1.582                 244,030
                                                                                   1.452                 214,493
                                                                                   1.223                  69,323
                                                                                   1.105                  73,870
                                                                                   1.080                  36,545
                                                                                   1.000                  48,150
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.630                 798,154
                                                                                   1.616               1,009,724
                                                                                   1.482               1,175,260
                                                                                   1.125               1,201,043
                                                                                   1.012               2,021,761
                                                                                   1.071               2,662,758
                                                                                   0.971               3,396,812
                                                                                   0.746               4,124,178
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.182                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 0.997                      --
                                                                                   0.977                  36,611
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.426                      --
                                                                                   1.380               6,162,324
                                                                                   1.337               5,140,662
                                                                                   1.248               5,870,103
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.089                      --
                                                                                   1.956               3,920,654
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 1.224                      --
 Travelers Convertible Securities Subaccount (5/04)............................... 1.091                      --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2.565                      --
 Travelers Equity Income Subaccount (10/96)....................................... 1.975                      --
 Travelers Federated High Yield Subaccount (11/96)................................ 1.551                      --
 Travelers Large Cap Subaccount (9/96)............................................ 1.653                      --

                             MRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05).................. 2006   1.053
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.067
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026
 Travelers Mercury Large Cap Core Subaccount (6/98)................................. 2006   0.986
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01).................................. 2006   0.595
 Travelers MFS(R) Total Return Subaccount (8/96).................................... 2006   1.929
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.176
 Travelers Mondrian International Stock Subaccount (9/96)........................... 2006   1.296
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.390
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060
 Travelers Pioneer Strategic Income Subaccount (9/96)............................... 2006   1.523
 Travelers Quality Bond Subaccount (7/97)........................................... 2006   1.365
 Travelers Strategic Equity Subaccount (9/96)....................................... 2006   1.590
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)................... 2006   1.008
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05).................... 2006   1.008
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.081
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.596
                                                                                     2013   1.365
                                                                                     2012   1.252
                                                                                     2011   1.271
                                                                                     2010   1.150
                                                                                     2009   0.951
                                                                                     2008   1.290
                                                                                     2007   1.181
                                                                                     2006   1.113
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................................. 2009   1.032
                                                                                     2008   1.632
                                                                                     2007   1.697
                                                                                     2006   1.484



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05).................. 1.120                      --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.023                      --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.082                      --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.113                      --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.046                      --
 Travelers Mercury Large Cap Core Subaccount (6/98)................................. 1.047                      --
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01).................................. 0.629                      --
 Travelers MFS(R) Total Return Subaccount (8/96).................................... 1.992                      --
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.271                      --
 Travelers Mondrian International Stock Subaccount (9/96)........................... 1.490                      --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.475                      --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.116                      --
 Travelers Pioneer Strategic Income Subaccount (9/96)............................... 1.539                      --
 Travelers Quality Bond Subaccount (7/97)........................................... 1.353                      --
 Travelers Strategic Equity Subaccount (9/96)....................................... 1.660                      --
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)................... 1.161                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05).................... 1.157                      --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 1.042                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 1.719                 143,683
                                                                                     1.596                 153,368
                                                                                     1.365                 152,190
                                                                                     1.252                 317,697
                                                                                     1.271                 585,759
                                                                                     1.150                 806,914
                                                                                     0.951                 903,820
                                                                                     1.290               1,194,548
                                                                                     1.181               1,524,156
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................................. 1.002                      --
                                                                                     1.032               1,426,592
                                                                                     1.632               1,340,137
                                                                                     1.697               1,186,033


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2015.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


The following former Underlying Funds were renamed:




                      FORMER NAME                                              NEW NAME
------------------------------------------------------ -------------------------------------------------------
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio -- Class A   Met/Aberdeen Emerging Markets Equity Portfolio--
                                                       Class A
 WMC Large Cap Research Portfolio -- Class E           Met/Wellington Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND                               METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio -- Class E           BlackRock Ultra-Short Term Bond Portfolio -- Class E
 WMC Balanced Portfolio -- Class A                     Met/Wellington Balanced Portfolio -- Class A
 WMC Core Equity Opportunities Portfolio -- Class A    Met/Wellington Core Equity Opportunities Portfolio --
                                                       Class A



UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying
Funds:




           FORMER UNDERLYING FUND/TRUST                           NEW UNDERLYING FUND/TRUST
-------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                         METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio -- Class A   Western Asset Management Strategic Bond
                                                   Opportunities Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A                 Met/Wellington Core Equity Opportunities Portfolio --
                                                   Class A
 Pioneer Strategic Income Portfolio -- Class A     Western Asset Management Strategic Bond
                                                   Opportunities Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio      Janus Aspen Series Enterprise
                                                                    Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value


Advertisement of the Separate Account


Taxes

 Qualified Annuity Contracts

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY USA, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 95

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio


   o   BlackRock Ultra-Short Term Bond Portfolio


   o   Western Asset Corporate Bond Portfolio


   o   Western Asset Variable Global High Yield Bond Portfolio


   o   MetLife Asset Allocation 20 Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Pioneer Strategic Income Portfolio


   o   Western Asset Management Strategic Bond Opportunities Portfolio - Class
       A


   o   Western Asset Management U.S. Government Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.

4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT


                        METLIFE RETIREMENT PERSPECTIVES


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2016



                                      FOR


           METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1,

2016. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company USA, 4700 Westown Parkway, Ste. 200, West

Des Moines, IA 50266, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
           ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company USA ("we", "our", or the "Company").



























                                                                  MIC-Book-94-95

                               TABLE OF CONTENTS



                                                                                    PAGE
                                                                                   -----
THE INSURANCE COMPANY.............................................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    2
CALCULATION OF ANNUITY UNIT VALUE.................................................    3
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    3
TAXES.............................................................................    5
   Qualified Annuity Contracts....................................................    5
   ERISA..........................................................................    5
   Federal Estate Taxes...........................................................    6
   Generation-Skipping Transfer Tax...............................................    6
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    7
CONDENSED FINANCIAL INFORMATION -- MRP............................................    8
CONDENSED FINANCIAL INFORMATION -- UGVA...........................................   36
FINANCIAL STATEMENTS..............................................................   81

                             THE INSURANCE COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock insurance company chartered in 1863 in Connecticut and currently subject to the laws in the state of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2015........$568,720,128                    $0
 2014........$ 43,885,979                    $0
 2013........$ 43,373,276                    $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract.

Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2015 is $83,530*. The amount of commissions paid to selected broker-dealer firms during 2015 is $43,876. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2015 is $127,306*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2015 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)



                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds(Reg. TM) and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(Reg. TM) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.



                                     TAXES


QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

Types of Qualified Plans

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than

       50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Plan Limits for Individual Contributions:


Plan Type      Elective Contribution   Catch-up Contribution
   401(k)              $18,000                 $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans may provide for additional employer contributions not to exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account QPN for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                                      MRP
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                        MRP -- SEPARATE ACCOUNT CHARGES 1.05%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)............ 2006   1.117       1.170             --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)............. 2006   0.891       0.876             --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.902       0.862          2,182
                                                                             2007   0.782       0.902      1,503,525
                                                                             2006   0.770       0.782      1,443,428
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2015   2.273       2.406        824,814
                                                                             2014   2.245       2.273      1,363,043
                                                                             2013   1.756       2.245      1,853,459
                                                                             2012   1.448       1.756      2,774,121
                                                                             2011   1.606       1.448      3,656,050
                                                                             2010   1.453       1.606      4,464,598
                                                                             2009   1.032       1.453      5,164,957
                                                                             2008   1.692       1.032      5,926,702
                                                                             2007   1.489       1.692      5,708,724
                                                                             2006   1.249       1.489      2,667,548
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2015   2.084       2.203        918,002
                                                                             2014   1.941       2.084      1,494,881
                                                                             2013   1.507       1.941      2,132,116
                                                                             2012   1.292       1.507      3,354,336
                                                                             2011   1.364       1.292      4,605,098
                                                                             2010   1.161       1.364      7,689,904
                                                                             2009   0.842       1.161      8,712,716
                                                                             2008   1.519       0.842      9,688,531
                                                                             2007   1.366       1.519     10,098,560
                                                                             2006   1.252       1.366      7,543,055
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2015   1.929       1.937      1,145,541
                                                                             2014   1.762       1.929      1,425,211
                                                                             2013   1.334       1.762      1,918,727
                                                                             2012   1.147       1.334      2,534,059
                                                                             2011   1.181       1.147      3,290,975
                                                                             2010   1.071       1.181      3,555,819
                                                                             2009   0.825       1.071      4,623,755
                                                                             2008   1.341       0.825      5,590,487
                                                                             2007   1.290       1.341      6,165,298
                                                                             2006   1.132       1.290      3,736,086
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................... 2006   2.403       2.382             --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)....................... 2006   1.748       2.294             --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.322       1.268             --
                                                                             2007   1.247       1.322      3,903,634
                                                                             2006   1.082       1.247      5,208,101
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.275       1.206          1,724
                                                                             2007   1.449       1.275      5,485,820
                                                                             2006   1.411       1.449      7,460,825
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2015   2.489       2.473        756,331

                                  MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2014   2.253       2.489     1,174,981
                                                                             2013   1.738       2.253     1,496,655
                                                                             2012   1.513       1.738     2,538,955
                                                                             2011   1.572       1.513     3,245,595
                                                                             2010   1.359       1.572     5,389,103
                                                                             2009   1.014       1.359     5,957,459
                                                                             2008   1.788       1.014     7,069,567
                                                                             2007   1.540       1.788     8,003,191
                                                                             2006   1.397       1.540     6,736,843
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.406       3.315     1,000,609
                                                                             2014   3.246       3.406     1,240,085
                                                                             2013   2.414       3.246     1,854,736
                                                                             2012   2.130       2.414     2,388,980
                                                                             2011   2.414       2.130     3,332,475
                                                                             2010   1.897       2.414     3,882,259
                                                                             2009   1.372       1.897     4,500,569
                                                                             2008   2.296       1.372     5,661,893
                                                                             2007   2.012       2.296     7,748,215
                                                                             2006   1.809       2.012     6,772,810
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.465       1.717            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.852       1.784        42,134
                                                                             2014   1.741       1.852        92,099
                                                                             2013   1.274       1.741       116,113
                                                                             2012   1.161       1.274       184,699
                                                                             2011   1.233       1.161       339,231
                                                                             2010   0.976       1.233       669,464
                                                                             2009   0.687       0.976       804,292
                                                                             2008   1.208       0.687       953,876
                                                                             2007   1.097       1.208     1,172,523
                                                                             2006   1.020       1.097     1,140,640
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.811       2.237       386,942
                                                                             2014   3.101       2.811       413,596
                                                                             2013   3.163       3.101       448,359
                                                                             2012   2.825       3.163       767,250
                                                                             2011   3.393       2.825     1,001,987
                                                                             2010   2.916       3.393     2,054,906
                                                                             2009   1.707       2.916     2,127,666
                                                                             2008   3.648       1.707     2,032,859
                                                                             2007   2.863       3.648     2,526,721
                                                                             2006   2.258       2.863     1,683,191
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.642       1.520       529,615
                                                                             2014   1.867       1.642       671,597
                                                                             2013   1.535       1.867       830,362
                                                                             2012   1.312       1.535     1,100,354
                                                                             2011   1.483       1.312     1,474,874
                                                                             2010   1.383       1.483     1,913,194
                                                                             2009   1.020       1.383     2,327,513
                                                                             2008   1.728       1.020     2,521,627
                                                                             2007   1.513       1.728     2,618,280
                                                                             2006   1.259       1.513     1,844,385
High Yield Bond Trust
 High Yield Bond Trust (5/05)............................................... 2006   1.027       1.052            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.103       1.132       990,964
                                                                             2014   0.993       1.103     1,746,198
                                                                             2013   0.760       0.993     1,990,435
                                                                             2012   0.656       0.760     2,401,441
                                                                             2011   0.674       0.656     3,184,224
                                                                             2010   0.543       0.674     6,186,906
                                                                             2009   0.380       0.543     6,467,241
                                                                             2008   0.684       0.380     6,751,820
                                                                             2007   0.568       0.684     7,200,768
                                                                             2006   0.506       0.568     6,295,786
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.134       1.152            --

                                    MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2009   0.912       1.134        837,861
                                                                                  2008   1.298       0.912      1,067,249
                                                                                  2007   1.078       1.298      1,412,616
                                                                                  2006   1.025       1.078      1,382,114
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.529       0.567             --
                                                                                  2010   0.430       0.529      2,908,720
                                                                                  2009   0.277       0.430      3,086,828
                                                                                  2008   0.499       0.277      2,571,027
                                                                                  2007   0.415       0.499      2,439,721
                                                                                  2006   0.389       0.415      3,000,313
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................ 2006   0.843       0.904             --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.567       1.766             --
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   1.015       1.081             --
                                                                                  2009   0.814       1.015      5,974,809
                                                                                  2008   1.315       0.814      7,617,918
                                                                                  2007   1.266       1.315      8,534,966
                                                                                  2006   1.110       1.266     11,065,836
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2015   2.556       2.509        158,527
                                                                                  2014   2.389       2.556        266,815
                                                                                  2013   2.409       2.389        385,260
                                                                                  2012   2.126       2.409        511,710
                                                                                  2011   2.043       2.126        886,973
                                                                                  2010   1.851       2.043      1,059,420
                                                                                  2009   1.400       1.851      1,375,250
                                                                                  2008   1.837       1.400      1,751,573
                                                                                  2007   1.827       1.837      2,371,177
                                                                                  2006   1.792       1.827      2,706,370
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.171       2.433             --
                                                                                  2010   2.040       2.171      3,389,690
                                                                                  2009   1.576       2.040      4,189,668
                                                                                  2008   2.817       1.576      5,762,571
                                                                                  2007   2.786       2.817      9,119,792
                                                                                  2006   2.312       2.786     11,246,449
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.259       2.197        339,527
                                                                                  2014   1.897       2.259        490,368
                                                                                  2013   1.297       1.897        571,195
                                                                                  2012   1.104       1.297        721,021
                                                                                  2011   1.089       1.104      2,392,116
                                                                                  2010   0.880       1.089      3,800,103
                                                                                  2009   0.661       0.880      4,868,998
                                                                                  2008   1.121       0.661      5,847,739
                                                                                  2007   1.116       1.121      9,571,588
                                                                                  2006   1.036       1.116     10,680,762
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.232       1.241             --
                                                                                  2013   0.942       1.232        512,256
                                                                                  2012   0.828       0.942        578,317
                                                                                  2011   0.892       0.828        788,939
                                                                                  2010   0.773       0.892      1,228,519
                                                                                  2009   0.604       0.773      1,457,610
                                                                                  2008   0.963       0.604      2,195,345
                                                                                  2007   1.001       0.963      3,295,152
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.460       2.473        554,313
                                                                                  2014   2.240       2.460        644,713
                                                                                  2013   1.741       2.240        717,966
                                                                                  2012   1.517       1.741        917,736
                                                                                  2011   1.495       1.517      1,841,439
                                                                                  2010   1.341       1.495      2,637,773
                                                                                  2009   1.110       1.341      3,279,853
                                                                                  2008   1.587       1.110      4,004,988
                                                                                  2007   1.479       1.587      5,012,343
                                                                                  2006   1.302       1.479      6,270,442
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2015   2.183       2.067         71,670

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2014   1.942       2.183        140,499
                                                                                         2013   1.558       1.942        210,185
                                                                                         2012   1.379       1.558        211,421
                                                                                         2011   1.291       1.379        543,168
                                                                                         2010   1.162       1.291      1,453,132
                                                                                         2009   0.956       1.162      1,560,435
                                                                                         2008   1.486       0.956      1,781,670
                                                                                         2007   1.474       1.486      2,323,888
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2015   3.039       3.302        101,063
                                                                                         2014   2.694       3.039        106,203
                                                                                         2013   1.975       2.694        142,136
                                                                                         2012   1.658       1.975        241,618
                                                                                         2011   1.687       1.658        486,854
                                                                                         2010   1.552       1.687        583,181
                                                                                         2009   1.102       1.552      1,050,799
                                                                                         2008   1.775       1.102      1,404,036
                                                                                         2007   1.704       1.775      1,621,923
                                                                                         2006   1.646       1.704      2,508,461
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2015   2.696       2.591         42,282
                                                                                         2014   2.439       2.696        190,454
                                                                                         2013   1.862       2.439        205,935
                                                                                         2012   1.615       1.862        389,712
                                                                                         2011   1.555       1.615      1,154,218
                                                                                         2010   1.436       1.555      1,729,972
                                                                                         2009   1.165       1.436      1,806,079
                                                                                         2008   1.829       1.165      2,645,625
                                                                                         2007   1.779       1.829      4,381,798
                                                                                         2006   1.520       1.779      5,995,012
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.574       2.436        131,258
                                                                                         2014   2.499       2.574        325,514
                                                                                         2013   1.718       2.499        442,299
                                                                                         2012   1.453       1.718        463,604
                                                                                         2011   1.449       1.453        510,928
                                                                                         2010   1.169       1.449        991,445
                                                                                         2009   0.828       1.169      1,007,856
                                                                                         2008   1.411       0.828        972,163
                                                                                         2007   1.365       1.411      1,052,691
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.819       0.799             --
                                                                                         2008   1.325       0.819      3,241,812
                                                                                         2007   1.276       1.325      4,248,081
                                                                                         2006   1.120       1.276      3,789,577
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.026       1.016             --
                                                                                         2010   0.950       1.026        308,498
                                                                                         2009   0.817       0.950        508,568
                                                                                         2008   1.048       0.817         72,829
                                                                                         2007   1.045       1.048        139,240
                                                                                         2006   1.014       1.045        193,527
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.455       2.288        109,332
                                                                                         2014   2.510       2.455        189,190
                                                                                         2013   2.387       2.510        367,760
                                                                                         2012   2.039       2.387        511,746
                                                                                         2011   2.025       2.039        606,590
                                                                                         2010   1.781       2.025        830,387
                                                                                         2009   1.157       1.781      1,105,576
                                                                                         2008   1.690       1.157      1,425,536
                                                                                         2007   1.709       1.690      1,887,429
                                                                                         2006   1.561       1.709      2,428,335
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.249       1.245             --
                                                                                         2009   1.260       1.249     19,541,254
                                                                                         2008   1.241       1.260     24,591,507
                                                                                         2007   1.195       1.241     26,382,929
                                                                                         2006   1.154       1.195     26,923,269
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.287       2.404             --
                                                                                         2006   1.957       2.287      1,472,245
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.436       1.480             --

                              MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2006   1.289
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.298
                                                                                           2006   1.162
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.315
                                                                                           2006   1.133
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.383
                                                                                           2006   1.245
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 2006   1.020
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.663
                                                                                           2007   2.538
                                                                                           2006   2.655
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2015   2.871
                                                                                           2014   2.802
                                                                                           2013   2.577
                                                                                           2012   2.227
                                                                                           2011   2.193
                                                                                           2010   1.907
                                                                                           2009   1.308
                                                                                           2008   1.742
                                                                                           2007   1.713
                                                                                           2006   1.619
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2015   1.243
                                                                                           2014   1.105
                                                                                           2013   1.076
                                                                                           2012   0.861
                                                                                           2011   0.919
                                                                                           2010   0.798
                                                                                           2009   0.597
                                                                                           2008   1.033
                                                                                           2007   1.225
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.988
                                                                                           2013   3.122
                                                                                           2012   2.568
                                                                                           2011   2.801
                                                                                           2010   2.580
                                                                                           2009   1.821
                                                                                           2008   3.164
                                                                                           2007   2.451
                                                                                           2006   2.382
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2015   4.686
                                                                                           2014   4.149
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.355
                                                                                           2013   0.939
                                                                                           2012   0.800
                                                                                           2011   0.782
                                                                                           2010   0.639
                                                                                           2009   0.485
                                                                                           2008   0.769
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2015   1.338
                                                                                           2014   1.275
                                                                                           2013   1.087
                                                                                           2012   0.967
                                                                                           2011   0.999
                                                                                           2010   0.900
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2015   1.342



                                                                                             UNIT      NUMBER OF
                                                                                             VALUE       UNITS
                                                                                              AT      OUTSTANDING
                                                                                            END OF        AT
PORTFOLIO NAME                                                                               YEAR     END OF YEAR
------------------------------------------------------------------------------------------ -------- --------------
                                                                                           1.436       2,831,577
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.388            (161)
                                                                                           1.298       1,181,045
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.369              --
                                                                                           1.315       2,342,701
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.527            (293)
                                                                                           1.383       1,228,755
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 1.054              --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.571           5,183
                                                                                           2.663       1,262,892
                                                                                           2.538       1,381,892
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.737         163,182
                                                                                           2.871         298,491
                                                                                           2.802         529,780
                                                                                           2.577         771,262
                                                                                           2.227         940,117
                                                                                           2.193         925,830
                                                                                           1.907         984,515
                                                                                           1.308         953,558
                                                                                           1.742       1,196,203
                                                                                           1.713         988,993
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.215         582,970
                                                                                           1.243       1,128,049
                                                                                           1.105       1,289,526
                                                                                           1.076       1,548,123
                                                                                           0.861       1,788,081
                                                                                           0.919       2,457,859
                                                                                           0.798       2,827,791
                                                                                           0.597       3,202,628
                                                                                           1.033       3,939,475
                                                                                           1.225       4,706,929
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.161              --
                                                                                           3.988       1,192,366
                                                                                           3.122       1,551,262
                                                                                           2.568       2,557,916
                                                                                           2.801       3,616,170
                                                                                           2.580       5,044,056
                                                                                           1.821       6,087,922
                                                                                           3.164       8,142,645
                                                                                           2.451      10,038,525
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.460         610,144
                                                                                           4.686         845,055
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.418              --
                                                                                           1.355         188,177
                                                                                           0.939         141,794
                                                                                           0.800         198,756
                                                                                           0.782          47,068
                                                                                           0.639          14,697
                                                                                           0.485          12,293
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.314         294,000
                                                                                           1.338         487,145
                                                                                           1.275       1,260,023
                                                                                           1.087       1,100,296
                                                                                           0.967       1,010,988
                                                                                           0.999         415,291
                                                                                           0.900         375,591
                                                                                           0.703          50,184
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.318         288,223

                              MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2014   1.275
                                                                                           2013   1.029
                                                                                           2012   0.896
                                                                                           2011   0.950
                                                                                           2010   0.846
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2015   1.313
                                                                                           2014   1.250
                                                                                           2013   1.113
                                                                                           2012   1.015
                                                                                           2011   1.024
                                                                                           2010   0.941
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2015   2.321
                                                                                           2014   2.482
                                                                                           2013   1.918
                                                                                           2012   1.497
                                                                                           2011   1.759
                                                                                           2010   1.523
                                                                                           2009   0.990
                                                                                           2008   1.688
                                                                                           2007   1.720
                                                                                           2006   1.555
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2015   2.510
                                                                                           2014   2.321
                                                                                           2013   1.732
                                                                                           2012   1.477
                                                                                           2011   1.515
                                                                                           2010   1.332
                                                                                           2009   1.064
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................................. 2015   1.964
                                                                                           2014   1.811
                                                                                           2013   1.404
                                                                                           2012   1.237
                                                                                           2011   1.298
                                                                                           2010   1.045
                                                                                           2009   0.835
                                                                                           2008   1.378
                                                                                           2007   1.511
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2015   2.211
                                                                                           2014   2.065
                                                                                           2013   1.485
                                                                                           2012   1.266
                                                                                           2011   1.291
                                                                                           2010   1.031
                                                                                           2009   0.776
                                                                                           2008   1.278
                                                                                           2007   1.159
                                                                                           2006   1.164
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2015   1.889
                                                                                           2014   1.824
                                                                                           2013   1.384
                                                                                           2012   1.209
                                                                                           2011   1.359
                                                                                           2010   1.149
                                                                                           2009   0.900
                                                                                           2008   1.216
                                                                                           2007   1.241
                                                                                           2006   1.160
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   0.871
                                                                                           2008   1.177
                                                                                           2007   1.119
                                                                                           2006   1.054
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.680



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.342       257,850
                                                                                           1.275       291,607
                                                                                           1.029       476,453
                                                                                           0.896       475,258
                                                                                           0.950       210,675
                                                                                           0.846       257,960
                                                                                           0.638        57,388
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.290       894,564
                                                                                           1.313       985,530
                                                                                           1.250       924,524
                                                                                           1.113       875,936
                                                                                           1.015       636,103
                                                                                           1.024       410,704
                                                                                           0.941       241,978
                                                                                           0.771       115,765
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.197       377,847
                                                                                           2.321       472,546
                                                                                           2.482       702,987
                                                                                           1.918     1,100,323
                                                                                           1.497     1,935,750
                                                                                           1.759     3,409,365
                                                                                           1.523     3,743,449
                                                                                           0.990     4,124,344
                                                                                           1.688     4,864,168
                                                                                           1.720     4,180,330
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.336        78,308
                                                                                           2.510        99,052
                                                                                           2.321       110,198
                                                                                           1.732       156,148
                                                                                           1.477       210,954
                                                                                           1.515       473,113
                                                                                           1.332       579,177
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................................. 1.769       155,548
                                                                                           1.964       362,523
                                                                                           1.811       473,689
                                                                                           1.404       783,004
                                                                                           1.237     1,005,744
                                                                                           1.298     1,328,926
                                                                                           1.045     1,372,909
                                                                                           0.835     1,479,606
                                                                                           1.378     1,909,551
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.156       130,077
                                                                                           2.211       201,853
                                                                                           2.065       360,983
                                                                                           1.485       458,101
                                                                                           1.266       530,388
                                                                                           1.291       597,100
                                                                                           1.031       537,807
                                                                                           0.776       572,736
                                                                                           1.278       752,367
                                                                                           1.159        78,150
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.734        43,507
                                                                                           1.889       105,314
                                                                                           1.824       129,286
                                                                                           1.384       217,412
                                                                                           1.209       408,923
                                                                                           1.359       318,040
                                                                                           1.149       327,890
                                                                                           0.900       399,966
                                                                                           1.216       861,420
                                                                                           1.241        35,587
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 0.863            --
                                                                                           0.871       670,874
                                                                                           1.177       424,637
                                                                                           1.119         4,578
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.724            --

                                  MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2010   0.640       0.680       118,625
                                                                              2009   0.469       0.640       151,877
                                                                              2008   0.896       0.469        36,774
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2015   1.943       1.887       187,327
                                                                              2014   1.868       1.943       248,296
                                                                              2013   1.745       1.868       279,199
                                                                              2012   1.558       1.745       396,913
                                                                              2011   1.502       1.558       555,873
                                                                              2010   1.341       1.502       670,941
                                                                              2009   0.989       1.341       955,071
                                                                              2008   1.224       0.989       699,518
                                                                              2007   1.158       1.224       857,060
                                                                              2006   1.101       1.158       195,662
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.770       0.733            --
                                                                              2008   1.356       0.770     4,339,202
                                                                              2007   1.224       1.356     5,845,070
                                                                              2006   1.235       1.224     7,561,799
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)....................... 2013   2.435       2.591            --
                                                                              2012   2.012       2.435     1,953,750
                                                                              2011   2.436       2.012     2,653,478
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2015   1.363       1.322       749,459
                                                                              2014   1.311       1.363     1,074,719
                                                                              2013   1.023       1.311       982,429
                                                                              2012   0.885       1.023     1,134,006
                                                                              2011   1.031       0.885     1,530,611
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................. 2015   2.478       2.319       489,338
                                                                              2014   2.462       2.478       740,976
                                                                              2013   1.878       2.462     1,023,601
                                                                              2012   1.609       1.878     1,366,633
                                                                              2011   1.786       1.609     1,920,819
                                                                              2010   1.505       1.786     2,740,210
                                                                              2009   1.203       1.505     3,339,945
                                                                              2008   1.732       1.203     5,076,480
                                                                              2007   1.805       1.732     7,544,941
                                                                              2006   1.766       1.805     1,474,689
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/08)....... 2015   1.076       0.919       128,950
                                                                              2014   1.160       1.076       161,686
                                                                              2013   1.231       1.160       389,625
                                                                              2012   1.045       1.231       240,689
                                                                              2011   1.294       1.045       286,729
                                                                              2010   1.054       1.294       163,928
                                                                              2009   0.630       1.054       193,655
                                                                              2008   1.367       0.630        16,258
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2015   1.665       1.619        89,147
                                                                              2014   1.809       1.665        81,547
                                                                              2013   1.533       1.809        81,470
                                                                              2012   1.327       1.533       120,780
                                                                              2011   1.502       1.327       200,654
                                                                              2010   1.362       1.502       237,542
                                                                              2009   1.047       1.362       100,170
                                                                              2008   1.788       1.047        55,729
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................ 2013   2.645       2.871            --
                                                                              2012   2.531       2.645       233,130
                                                                              2011   2.696       2.531       330,616
                                                                              2010   2.211       2.696       481,117
                                                                              2009   1.629       2.211       714,944
                                                                              2008   1.151       1.629       961,663
                                                                              2007   1.295       1.151       255,642
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........... 2012   0.874       0.983            --
                                                                              2011   0.891       0.874       123,687
                                                                              2010   0.821       0.891       124,996
                                                                              2009   0.576       0.821       139,112
                                                                              2008   1.025       0.576        13,503
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08).................. 2013   2.131       2.681            --

                                MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.778       2.131        119,074
                                                                          2011   1.961       1.778        200,389
                                                                          2010   1.710       1.961        100,311
                                                                          2009   1.236       1.710         89,550
                                                                          2008   1.991       1.236          6,825
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2015   1.180       1.215      2,393,351
                                                                          2014   1.167       1.180      3,392,346
                                                                          2013   1.015       1.167      4,584,564
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2015   1.362       1.309        181,593
                                                                          2014   1.334       1.362        630,292
                                                                          2013   1.481       1.334        763,334
                                                                          2012   1.369       1.481      1,505,106
                                                                          2011   1.241       1.369      1,370,208
                                                                          2010   1.161       1.241      1,588,001
                                                                          2009   0.991       1.161      1,286,961
                                                                          2008   1.073       0.991        970,924
                                                                          2007   1.009       1.073        338,507
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2015   1.961       1.940        670,067
                                                                          2014   1.902       1.961      1,189,047
                                                                          2013   1.959       1.902      1,765,703
                                                                          2012   1.812       1.959      2,931,722
                                                                          2011   1.775       1.812      3,693,847
                                                                          2010   1.658       1.775      5,427,232
                                                                          2009   1.483       1.658      5,574,747
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2015   2.352       2.329         17,100
                                                                          2014   2.139       2.352         31,933
                                                                          2013   1.624       2.139         26,899
                                                                          2012   1.484       1.624         33,060
                                                                          2011   1.571       1.484         59,147
                                                                          2010   1.366       1.571         74,109
                                                                          2009   1.114       1.366        111,276
                                                                          2008   1.677       1.114        137,926
                                                                          2007   1.614       1.677        178,851
                                                                          2006   1.495       1.614        121,515
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.184       1.309             --
                                                                          2006   1.120       1.184         12,708
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2015   2.682       2.620        188,434
                                                                          2014   2.592       2.682        390,425
                                                                          2013   2.579       2.592        575,013
                                                                          2012   2.335       2.579        896,494
                                                                          2011   2.277       2.335      1,141,922
                                                                          2010   2.051       2.277      1,426,282
                                                                          2009   1.558       2.051      1,606,459
                                                                          2008   1.763       1.558      1,693,272
                                                                          2007   1.671       1.763      2,262,701
                                                                          2006   1.607       1.671      1,369,134
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.509       0.532             --
                                                                          2012   0.458       0.509        391,410
                                                                          2011   0.565       0.458        631,748
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2015   1.559       1.487      1,264,808
                                                                          2014   1.391       1.559      2,083,295
                                                                          2013   1.050       1.391      2,608,019
                                                                          2012   0.900       1.050      3,013,516
                                                                          2011   0.947       0.900      4,267,192
                                                                          2010   0.818       0.947      5,345,025
                                                                          2009   0.698       0.818      6,927,629
                                                                          2008   1.108       0.698     10,502,118
                                                                          2007   1.080       1.108     15,690,603
                                                                          2006   1.001       1.080     18,643,854
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2015   1.361       1.300        175,380
                                                                          2014   1.243       1.361        462,388
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.153       1.211             --
                                                                          2006   1.084       1.153        831,435
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2015   1.646       1.701        245,662

                               MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2014   1.464       1.646        334,369
                                                                        2013   1.102       1.464        329,307
                                                                        2012   0.982       1.102        475,778
                                                                        2011   0.990       0.982        471,998
                                                                        2010   0.889       0.990        539,169
                                                                        2009   0.753       0.889        639,851
                                                                        2008   1.214       0.753        904,663
                                                                        2007   1.201       1.214      1,203,998
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10).................... 2015   1.185       1.173      3,059,541
                                                                        2014   1.198       1.185      3,808,083
                                                                        2013   1.211       1.198      6,650,215
                                                                        2012   1.223       1.211     10,138,841
                                                                        2011   1.236       1.223     12,521,056
                                                                        2010   1.245       1.236     18,282,020
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2015   2.000       1.991        182,857
                                                                        2014   1.888       2.000        717,026
                                                                        2013   1.922       1.888        921,365
                                                                        2012   1.807       1.922      1,043,447
                                                                        2011   1.713       1.807      1,280,266
                                                                        2010   1.598       1.713      1,603,660
                                                                        2009   1.475       1.598      1,817,601
                                                                        2008   1.544       1.475      2,419,551
                                                                        2007   1.468       1.544      2,405,635
                                                                        2006   1.408       1.468      3,037,070
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2015   2.316       2.436        569,295
                                                                        2014   2.149       2.316        858,279
                                                                        2013   1.618       2.149      1,337,165
                                                                        2012   1.430       1.618      1,630,847
                                                                        2011   1.587       1.430      3,480,755
                                                                        2010   1.338       1.587      4,579,103
                                                                        2009   1.059       1.338      6,181,379
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.100       2.187             --
                                                                        2008   3.238       2.100          7,705
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2015   1.834       1.703        145,472
                                                                        2014   1.689       1.834        159,531
                                                                        2013   1.296       1.689        273,171
                                                                        2012   1.149       1.296        228,152
                                                                        2011   1.138       1.149        188,768
                                                                        2010   1.056       1.138        208,460
                                                                        2009   0.961       1.056        102,507
                                                                        2008   1.405       0.961          5,933
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.986       1.031             --
                                                                        2008   1.806       0.986      3,787,020
                                                                        2007   1.756       1.806      4,748,113
                                                                        2006   1.726       1.756      6,408,879
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.910       2.107             --
                                                                        2012   1.670       1.910        665,969
                                                                        2011   1.800       1.670      1,090,482
                                                                        2010   1.589       1.800      1,348,345
                                                                        2009   1.319       1.589      1,784,965
                                                                        2008   2.186       1.319      2,204,663
                                                                        2007   2.122       2.186      3,377,203
                                                                        2006   2.061       2.122      3,556,365
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2015   1.029       1.047        650,436
                                                                        2014   0.937       1.029        894,187
                                                                        2013   0.714       0.937        963,714
                                                                        2012   0.651       0.714      1,437,100
                                                                        2011   0.679       0.651      2,205,238
                                                                        2010   0.596       0.679      3,167,759
                                                                        2009   0.403       0.596      3,885,103
                                                                        2008   0.751       0.403      4,629,854
                                                                        2007   0.630       0.751      6,436,416
                                                                        2006   0.643       0.630      7,104,942
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2015   1.386       1.519        118,095

                               MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2014   1.284       1.386        167,521
                                                                       2013   0.947       1.284        222,672
                                                                       2012   0.980       0.947        501,590
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.867       0.991             --
                                                                       2011   0.874       0.867        433,995
                                                                       2010   0.793       0.874        707,871
                                                                       2009   0.574       0.793        773,302
                                                                       2008   0.864       0.574      1,009,019
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.953       1.035             --
                                                                       2010   0.832       0.953      4,460,540
                                                                       2009   0.640       0.832      4,912,450
                                                                       2008   1.086       0.640      3,753,083
                                                                       2007   1.062       1.086      3,193,404
                                                                       2006   1.000       1.062        717,761
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2015   1.415       1.392        437,452
                                                                       2014   1.369       1.415        467,838
                                                                       2013   1.327       1.369        565,383
                                                                       2012   1.228       1.327        595,113
                                                                       2011   1.202       1.228      1,170,226
                                                                       2010   1.104       1.202      1,552,389
                                                                       2009   0.925       1.104      1,622,969
                                                                       2008   1.092       0.925      1,851,736
                                                                       2007   1.046       1.092      1,448,971
                                                                       2006   1.000       1.046        557,018
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2015   1.436       1.406        757,527
                                                                       2014   1.383       1.436      1,024,524
                                                                       2013   1.260       1.383        944,061
                                                                       2012   1.142       1.260      1,031,775
                                                                       2011   1.142       1.142      1,750,260
                                                                       2010   1.035       1.142      3,000,673
                                                                       2009   0.846       1.035      3,593,769
                                                                       2008   1.090       0.846      3,233,682
                                                                       2007   1.051       1.090      3,588,959
                                                                       2006   1.000       1.051      1,877,045
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2015   1.434       1.401      2,790,935
                                                                       2014   1.379       1.434      3,363,633
                                                                       2013   1.181       1.379      3,539,425
                                                                       2012   1.054       1.181      5,136,125
                                                                       2011   1.080       1.054      6,488,617
                                                                       2010   0.965       1.080     22,036,766
                                                                       2009   0.770       0.965     18,468,604
                                                                       2008   1.091       0.770     18,110,456
                                                                       2007   1.056       1.091     14,368,354
                                                                       2006   1.000       1.056      5,163,720
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2015   1.414       1.376      4,420,138
                                                                       2014   1.358       1.414      5,095,314
                                                                       2013   1.104       1.358      5,821,581
                                                                       2012   0.967       1.104      5,682,242
                                                                       2011   1.015       0.967      8,136,627
                                                                       2010   0.895       1.015     12,261,448
                                                                       2009   0.700       0.895     14,692,267
                                                                       2008   1.091       0.700     14,151,248
                                                                       2007   1.061       1.091     13,766,778
                                                                       2006   1.000       1.061      4,658,671
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *................ 2015   1.818       1.820      1,311,957
                                                                       2014   1.620       1.818      1,782,128
                                                                       2013   1.240       1.620      2,176,009
                                                                       2012   1.083       1.240      2,818,259
                                                                       2011   1.075       1.083      4,004,337
                                                                       2010   0.946       1.075      8,413,560
                                                                       2009   0.764       0.946        808,781
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2015   3.165       3.121        605,002

                                     MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2014   2.950       3.165      1,432,596
                                                                                   2013   2.510       2.950      2,064,099
                                                                                   2012   2.278       2.510      2,890,403
                                                                                   2011   2.252       2.278      3,692,734
                                                                                   2010   2.072       2.252      4,326,165
                                                                                   2009   1.769       2.072      5,263,607
                                                                                   2008   2.301       1.769      7,180,564
                                                                                   2007   2.232       2.301      9,869,681
                                                                                   2006   2.081       2.232     11,128,107
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2015   2.263       2.236        458,189
                                                                                   2014   2.064       2.263      1,042,979
                                                                                   2013   1.536       2.064      1,339,101
                                                                                   2012   1.331       1.536      1,180,821
                                                                                   2011   1.334       1.331      1,499,130
                                                                                   2010   1.210       1.334      3,028,394
                                                                                   2009   1.012       1.210      3,206,070
                                                                                   2008   1.515       1.012      3,018,096
                                                                                   2007   1.423       1.515      2,727,955
                                                                                   2006   1.283       1.423      1,082,824
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2015   3.587       3.570         63,768
                                                                                   2014   3.624       3.587        125,364
                                                                                   2013   2.891       3.624        163,806
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2015   1.844       2.016        421,894
                                                                                   2014   1.712       1.844        629,968
                                                                                   2013   1.247       1.712        869,647
                                                                                   2012   1.062       1.247      1,040,605
                                                                                   2011   1.087       1.062      1,249,029
                                                                                   2010   0.941       1.087      1,418,220
                                                                                   2009   0.665       0.941      1,790,753
                                                                                   2008   1.159       0.665      1,947,136
                                                                                   2007   1.073       1.159      2,302,019
                                                                                   2006   0.998       1.073      1,923,412
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2015   2.527       2.562        609,720
                                                                                   2014   2.394       2.527        888,868
                                                                                   2013   1.678       2.394      1,250,879
                                                                                   2012   1.463       1.678      1,463,470
                                                                                   2011   1.458       1.463      2,470,333
                                                                                   2010   1.094       1.458      2,722,565
                                                                                   2009   0.797       1.094      3,060,627
                                                                                   2008   1.209       0.797      3,766,280
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.122       1.167             --
                                                                                   2006   1.052       1.122         96,977
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2015   1.299       1.294        972,615
                                                                                   2014   1.275       1.299      1,130,898
                                                                                   2013   1.296       1.275      1,154,176
                                                                                   2012   1.265       1.296      1,755,405
                                                                                   2011   1.210       1.265      2,174,496
                                                                                   2010   1.153       1.210      3,646,304
                                                                                   2009   1.116       1.153      3,693,189
                                                                                   2008   1.130       1.116      4,896,990
                                                                                   2007   1.092       1.130      5,359,848
                                                                                   2006   1.052       1.092      5,320,819
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2015   1.651       1.676        151,157
                                                                                   2014   1.509       1.651        245,108
                                                                                   2013   1.264       1.509        307,025
                                                                                   2012   1.137       1.264        203,733
                                                                                   2011   1.107       1.137        534,791
                                                                                   2010   1.020       1.107        629,714
                                                                                   2009   0.876       1.020        618,990
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2015   1.740       1.763        154,132
                                                                                   2014   1.589       1.740        231,247
                                                                                   2013   1.201       1.589        702,301
                                                                                   2012   1.076       1.201        809,385
                                                                                   2011   1.133       1.076      1,916,059
                                                                                   2010   1.022       1.133      2,554,800
                                                                                   2009   0.783       1.022      2,944,741
                                                                                   2008   1.263       0.783      3,101,698

                                      MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.126       1.192            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)..................... 2007   0.984       1.005            --
                                                                                     2006   0.987       0.984        68,148
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.428       1.479            --
                                                                                     2008   1.378       1.428     6,221,183
                                                                                     2007   1.280       1.378     6,120,125
                                                                                     2006   1.246       1.280     6,316,256
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.006       2.146          (104)
                                                                                     2006   1.729       2.006     5,892,809
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................... 2006   1.158       1.235            --
 Travelers Convertible Securities Subaccount (5/04)................................. 2006   1.031       1.101            --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).............................. 2006   2.427       2.655            --
 Travelers Equity Income Subaccount (10/96)......................................... 2006   1.958       2.061            --
 Travelers Federated High Yield Subaccount (11/96).................................. 2006   1.576       1.619            --
 Travelers Large Cap Subaccount (9/96).............................................. 2006   1.672       1.726            --
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05).................. 2006   1.055       1.124            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.021       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.047       1.086            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.069       1.117            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.050            --
 Travelers Mercury Large Cap Core Subaccount (6/98)................................. 2006   1.019       1.084            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)............................ 2006   0.607       0.643            --
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).............................. 2006   2.012       2.081            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.185       1.283            --
 Travelers Mondrian International Stock Subaccount (9/96)........................... 2006   1.352       1.555            --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.407       1.495            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.063       1.120            --
 Travelers Pioneer Strategic Income Subaccount (9/96)............................... 2006   1.589       1.607            --
 Travelers Quality Bond Subaccount (7/97)........................................... 2006   1.418       1.408            --
 Travelers Strategic Equity Subaccount (9/96)....................................... 2006   1.658       1.734            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)................... 2006   1.009       1.164            --
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05).................... 2006   1.009       1.160            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.089       1.052            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.667       1.803         8,705
                                                                                     2013   1.419       1.667        51,156
                                                                                     2012   1.296       1.419        54,565
                                                                                     2011   1.310       1.296       116,621
                                                                                     2010   1.180       1.310       350,353
                                                                                     2009   0.971       1.180       439,706
                                                                                     2008   1.311       0.971       415,958
                                                                                     2007   1.195       1.311       614,725
                                                                                     2006   1.121       1.195       637,685
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................................. 2009   1.059       1.029            --
                                                                                     2008   1.667       1.059     1,107,701
                                                                                     2007   1.725       1.667     1,424,280
                                                                                     2006   1.502       1.725     1,232,171

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)............ 2006   1.112       1.164             --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)............. 2006   0.880       0.864             --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.887       0.847             --
                                                                             2007   0.771       0.887      1,405,023
                                                                             2006   0.761       0.771      1,289,357
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2015   2.213       2.336        957,450
                                                                             2014   2.192       2.213      1,476,405
                                                                             2013   1.719       2.192      2,166,690
                                                                             2012   1.421       1.719      2,662,265
                                                                             2011   1.580       1.421      4,633,360
                                                                             2010   1.432       1.580      6,581,997
                                                                             2009   1.020       1.432      7,233,676
                                                                             2008   1.677       1.020      7,223,731
                                                                             2007   1.479       1.677      6,649,362
                                                                             2006   1.244       1.479      4,587,546
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2015   2.029       2.140      1,631,034
                                                                             2014   1.894       2.029      2,277,286
                                                                             2013   1.475       1.894      3,133,258
                                                                             2012   1.268       1.475      3,869,231
                                                                             2011   1.342       1.268      7,135,632
                                                                             2010   1.145       1.342     11,476,422
                                                                             2009   0.832       1.145     13,545,511
                                                                             2008   1.505       0.832     13,051,970
                                                                             2007   1.357       1.505     13,601,883
                                                                             2006   1.247       1.357     10,628,006
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2015   1.878       1.881      1,399,537
                                                                             2014   1.720       1.878      1,921,984
                                                                             2013   1.305       1.720      2,640,902
                                                                             2012   1.126       1.305      2,935,993
                                                                             2011   1.162       1.126      4,705,041
                                                                             2010   1.056       1.162      7,285,383
                                                                             2009   0.815       1.056      7,547,697
                                                                             2008   1.329       0.815      7,772,558
                                                                             2007   1.282       1.329      8,105,106
                                                                             2006   1.127       1.282      7,235,979
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................... 2006   2.348       2.325             --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)....................... 2006   1.736       2.273             --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.291       1.237             31
                                                                             2007   1.221       1.291      9,406,157
                                                                             2006   1.062       1.221     12,186,134
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.245       1.177             --
                                                                             2007   1.419       1.245     11,758,919
                                                                             2006   1.385       1.419     15,844,520
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2015   2.406       2.385      1,165,772
                                                                             2014   2.183       2.406      1,793,128
                                                                             2013   1.689       2.183      2,309,588
                                                                             2012   1.473       1.689      2,967,387
                                                                             2011   1.535       1.473      5,164,998
                                                                             2010   1.330       1.535      7,733,255
                                                                             2009   0.995       1.330      9,265,313
                                                                             2008   1.758       0.995      9,902,998
                                                                             2007   1.519       1.758     11,065,817
                                                                             2006   1.381       1.519     10,457,630
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.291       3.196        862,415

                                  MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2014   3.145       3.291      1,250,029
                                                                             2013   2.345       3.145      1,829,790
                                                                             2012   2.074       2.345      2,647,200
                                                                             2011   2.356       2.074      4,581,677
                                                                             2010   1.857       2.356      7,667,248
                                                                             2009   1.346       1.857      9,000,472
                                                                             2008   2.258       1.346      9,951,621
                                                                             2007   1.983       2.258     12,076,657
                                                                             2006   1.788       1.983     13,786,295
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.456       1.701             --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.790       1.720        248,145
                                                                             2014   1.687       1.790        304,833
                                                                             2013   1.237       1.687        514,004
                                                                             2012   1.131       1.237        853,470
                                                                             2011   1.204       1.131      1,395,992
                                                                             2010   0.955       1.204      1,969,799
                                                                             2009   0.674       0.955      2,258,515
                                                                             2008   1.188       0.674      2,275,901
                                                                             2007   1.082       1.188      2,833,281
                                                                             2006   1.008       1.082      2,599,845
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.731       2.167        209,030
                                                                             2014   3.020       2.731        394,570
                                                                             2013   3.088       3.020        611,501
                                                                             2012   2.765       3.088        857,464
                                                                             2011   3.328       2.765      1,689,050
                                                                             2010   2.868       3.328      3,010,383
                                                                             2009   1.683       2.868      3,541,673
                                                                             2008   3.606       1.683      3,437,310
                                                                             2007   2.837       3.606      4,728,324
                                                                             2006   2.244       2.837      4,154,839
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.599       1.476        427,065
                                                                             2014   1.823       1.599        563,754
                                                                             2013   1.502       1.823        686,703
                                                                             2012   1.287       1.502      1,211,761
                                                                             2011   1.459       1.287      2,393,096
                                                                             2010   1.363       1.459      3,982,079
                                                                             2009   1.008       1.363      4,815,991
                                                                             2008   1.712       1.008      5,208,729
                                                                             2007   1.503       1.712      5,436,208
                                                                             2006   1.253       1.503      5,273,068
High Yield Bond Trust
 High Yield Bond Trust (5/05)............................................... 2006   1.026       1.050             --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.063       1.089      2,214,272
                                                                             2014   0.959       1.063      3,402,471
                                                                             2013   0.736       0.959      3,680,523
                                                                             2012   0.637       0.736      4,760,174
                                                                             2011   0.657       0.637      7,464,584
                                                                             2010   0.530       0.657     12,963,279
                                                                             2009   0.372       0.530     13,437,706
                                                                             2008   0.671       0.372     16,060,416
                                                                             2007   0.558       0.671     17,888,407
                                                                             2006   0.499       0.558     18,458,976
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.107       1.123             --
                                                                             2009   0.892       1.107        846,541
                                                                             2008   1.274       0.892      1,039,452
                                                                             2007   1.060       1.274      1,161,305
                                                                             2006   1.010       1.060      1,657,096
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)........... 2011   0.515       0.552             --
                                                                             2010   0.420       0.515      1,866,312
                                                                             2009   0.271       0.420      2,216,019
                                                                             2008   0.490       0.271      2,413,369
                                                                             2007   0.408       0.490      2,856,596
                                                                             2006   0.383       0.408      3,427,097
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........... 2006   0.832       0.890             --
Lazard Retirement Series, Inc.

                                    MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.556       1.751             --
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   0.986       1.050             --
                                                                                  2009   0.793       0.986      7,585,516
                                                                                  2008   1.284       0.793      8,370,898
                                                                                  2007   1.239       1.284     10,245,734
                                                                                  2006   1.090       1.239     14,162,746
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2015   2.442       2.391        612,901
                                                                                  2014   2.287       2.442        697,082
                                                                                  2013   2.312       2.287        853,669
                                                                                  2012   2.047       2.312      1,027,467
                                                                                  2011   1.971       2.047      1,948,627
                                                                                  2010   1.791       1.971      4,033,414
                                                                                  2009   1.357       1.791      4,884,811
                                                                                  2008   1.786       1.357      5,402,814
                                                                                  2007   1.781       1.786      6,142,790
                                                                                  2006   1.750       1.781      6,517,632
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.094       2.346             --
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
                                                                                  2008   2.739       1.528     14,110,046
                                                                                  2007   2.715       2.739     18,139,480
                                                                                  2006   2.258       2.715     21,753,783
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
                                                                                  2008   1.099       0.647     31,284,102
                                                                                  2007   1.097       1.099     40,211,644
                                                                                  2006   1.022       1.097     45,313,401
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
                                                                                  2008   0.953       0.597      8,042,453
                                                                                  2007   0.993       0.953     10,360,867
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.361       2.368      1,339,316
                                                                                  2014   2.155       2.361      1,585,680
                                                                                  2013   1.679       2.155      1,852,830
                                                                                  2012   1.467       1.679      2,263,684
                                                                                  2011   1.449       1.467      4,459,451
                                                                                  2010   1.303       1.449      6,789,393
                                                                                  2009   1.081       1.303      8,447,866
                                                                                  2008   1.550       1.081     10,790,656
                                                                                  2007   1.448       1.550     12,360,673
                                                                                  2006   1.278       1.448     15,988,942
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2015   2.096       1.980        367,738
                                                                                  2014   1.869       2.096        440,684
                                                                                  2013   1.504       1.869        496,877
                                                                                  2012   1.334       1.504        622,756
                                                                                  2011   1.252       1.334      1,566,940
                                                                                  2010   1.130       1.252      2,876,435
                                                                                  2009   0.932       1.130      3,588,547
                                                                                  2008   1.452       0.932      4,591,099
                                                                                  2007   1.443       1.452      6,028,733
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2015   2.918       3.162        285,168

                                        MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2014   2.593       2.918        321,680
                                                                                         2013   1.906       2.593        443,350
                                                                                         2012   1.604       1.906        741,953
                                                                                         2011   1.636       1.604      1,499,097
                                                                                         2010   1.509       1.636      2,460,724
                                                                                         2009   1.074       1.509      2,869,982
                                                                                         2008   1.735       1.074      3,549,913
                                                                                         2007   1.669       1.735      4,551,549
                                                                                         2006   1.616       1.669      6,380,597
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2015   2.589       2.482        342,980
                                                                                         2014   2.348       2.589        408,652
                                                                                         2013   1.797       2.348        577,601
                                                                                         2012   1.563       1.797        979,595
                                                                                         2011   1.509       1.563      2,060,472
                                                                                         2010   1.396       1.509      3,965,082
                                                                                         2009   1.136       1.396      5,243,621
                                                                                         2008   1.788       1.136      6,626,008
                                                                                         2007   1.743       1.788      8,541,695
                                                                                         2006   1.493       1.743     10,862,446
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.488       2.348        335,834
                                                                                         2014   2.421       2.488        374,181
                                                                                         2013   1.668       2.421        439,884
                                                                                         2012   1.415       1.668        573,052
                                                                                         2011   1.414       1.415        949,874
                                                                                         2010   1.144       1.414      1,356,167
                                                                                         2009   0.812       1.144      1,867,734
                                                                                         2008   1.388       0.812      1,990,008
                                                                                         2007   1.344       1.388      2,018,369
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789             25
                                                                                         2008   1.312       0.810      8,979,331
                                                                                         2007   1.267       1.312     11,416,023
                                                                                         2006   1.115       1.267     16,157,797
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.008       0.997             --
                                                                                         2010   0.935       1.008        855,056
                                                                                         2009   0.807       0.935        582,646
                                                                                         2008   1.037       0.807        324,976
                                                                                         2007   1.036       1.037        512,534
                                                                                         2006   1.009       1.036        286,123
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.356       2.190        275,841
                                                                                         2014   2.415       2.356        338,987
                                                                                         2013   2.302       2.415        420,993
                                                                                         2012   1.971       2.302        865,669
                                                                                         2011   1.963       1.971      1,518,947
                                                                                         2010   1.731       1.963      2,092,112
                                                                                         2009   1.127       1.731      2,325,267
                                                                                         2008   1.651       1.127      2,549,809
                                                                                         2007   1.673       1.651      3,462,978
                                                                                         2006   1.532       1.673      4,250,443
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214       1.209             --
                                                                                         2009   1.227       1.214     44,192,985
                                                                                         2008   1.212       1.227     55,466,313
                                                                                         2007   1.170       1.212     51,040,688
                                                                                         2006   1.133       1.170     56,106,472
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.240       2.352             --
                                                                                         2006   1.921       2.240      5,849,786
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.407       1.449             --
                                                                                         2006   1.266       1.407      7,758,290
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.280       1.367             --
                                                                                         2006   1.149       1.280      2,258,192
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.306       1.359             --
                                                                                         2006   1.128       1.306      5,577,051
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.374       1.516             --

                              MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2006   1.240
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 2006   1.019
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.602
                                                                                           2007   2.485
                                                                                           2006   2.605
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2015   2.743
                                                                                           2014   2.685
                                                                                           2013   2.475
                                                                                           2012   2.145
                                                                                           2011   2.117
                                                                                           2010   1.845
                                                                                           2009   1.269
                                                                                           2008   1.694
                                                                                           2007   1.670
                                                                                           2006   1.581
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2015   1.216
                                                                                           2014   1.084
                                                                                           2013   1.058
                                                                                           2012   0.849
                                                                                           2011   0.908
                                                                                           2010   0.791
                                                                                           2009   0.593
                                                                                           2008   1.028
                                                                                           2007   1.223
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.819
                                                                                           2013   2.996
                                                                                           2012   2.472
                                                                                           2011   2.702
                                                                                           2010   2.495
                                                                                           2009   1.765
                                                                                           2008   3.076
                                                                                           2007   2.389
                                                                                           2006   2.325
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2015   4.475
                                                                                           2014   3.969
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.312
                                                                                           2013   0.912
                                                                                           2012   0.779
                                                                                           2011   0.763
                                                                                           2010   0.625
                                                                                           2009   0.476
                                                                                           2008   0.755
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2015   1.316
                                                                                           2014   1.257
                                                                                           2013   1.074
                                                                                           2012   0.959
                                                                                           2011   0.992
                                                                                           2010   0.896
                                                                                           2009   0.702
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2015   1.320
                                                                                           2014   1.257
                                                                                           2013   1.017
                                                                                           2012   0.888
                                                                                           2011   0.944
                                                                                           2010   0.843
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2015   1.291



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.374      2,911,819
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 1.052             --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.510             --
                                                                                           2.602      3,052,454
                                                                                           2.485      3,299,642
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.609        157,691
                                                                                           2.743        478,324
                                                                                           2.685        624,970
                                                                                           2.475        756,588
                                                                                           2.145      1,007,187
                                                                                           2.117      1,581,266
                                                                                           1.845      1,880,434
                                                                                           1.269      1,631,276
                                                                                           1.694      1,838,373
                                                                                           1.670      2,151,530
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.186        953,953
                                                                                           1.216      1,520,393
                                                                                           1.084      1,936,256
                                                                                           1.058      2,393,068
                                                                                           0.849      3,803,428
                                                                                           0.908      5,336,585
                                                                                           0.791      5,709,423
                                                                                           0.593      6,234,647
                                                                                           1.028      7,079,652
                                                                                           1.223      8,899,276
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.981             --
                                                                                           3.819      3,957,013
                                                                                           2.996      5,355,311
                                                                                           2.472      8,570,438
                                                                                           2.702     13,454,878
                                                                                           2.495     16,196,897
                                                                                           1.765     19,448,828
                                                                                           3.076     22,842,603
                                                                                           2.389     28,718,428
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.249      2,871,611
                                                                                           4.475      3,516,432
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.372             --
                                                                                           1.312        429,878
                                                                                           0.912        323,094
                                                                                           0.779        287,313
                                                                                           0.763        140,289
                                                                                           0.625         20,656
                                                                                           0.476          4,639
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.289      1,042,384
                                                                                           1.316      1,174,139
                                                                                           1.257      1,134,046
                                                                                           1.074      1,371,068
                                                                                           0.959        980,349
                                                                                           0.992        821,982
                                                                                           0.896        472,668
                                                                                           0.702         33,068
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.293      1,788,599
                                                                                           1.320      1,969,079
                                                                                           1.257      2,142,226
                                                                                           1.017      1,815,717
                                                                                           0.888      1,552,096
                                                                                           0.944        958,613
                                                                                           0.843        669,346
                                                                                           0.637         41,214
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.265        148,523

                                 MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2014   1.233       1.291        195,558
                                                                            2013   1.100       1.233        474,504
                                                                            2012   1.006       1.100        391,413
                                                                            2011   1.017       1.006        343,737
                                                                            2010   0.937       1.017        492,199
                                                                            2009   0.770       0.937        331,524
                                                                            2008   1.002       0.770         20,344
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2015   2.217       2.094        956,228
                                                                            2014   2.377       2.217      1,218,441
                                                                            2013   1.841       2.377      1,559,038
                                                                            2012   1.441       1.841      1,959,005
                                                                            2011   1.697       1.441      3,624,797
                                                                            2010   1.473       1.697      6,288,870
                                                                            2009   0.960       1.473      7,629,665
                                                                            2008   1.641       0.960      8,963,488
                                                                            2007   1.677       1.641     11,259,951
                                                                            2006   1.519       1.677     12,752,604
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2015   2.438       2.263        222,385
                                                                            2014   2.260       2.438        313,134
                                                                            2013   1.691       2.260        299,795
                                                                            2012   1.445       1.691        491,621
                                                                            2011   1.486       1.445        887,062
                                                                            2010   1.310       1.486      1,835,375
                                                                            2009   1.048       1.310      1,987,813
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................. 2015   1.913       1.719        241,920
                                                                            2014   1.767       1.913        477,612
                                                                            2013   1.374       1.767        558,522
                                                                            2012   1.214       1.374        593,212
                                                                            2011   1.277       1.214      1,324,942
                                                                            2010   1.030       1.277      2,165,806
                                                                            2009   0.825       1.030      2,543,891
                                                                            2008   1.365       0.825      2,542,493
                                                                            2007   1.500       1.365      2,902,980
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2015   2.160       2.102        191,108
                                                                            2014   2.023       2.160        204,421
                                                                            2013   1.458       2.023        243,731
                                                                            2012   1.246       1.458        313,000
                                                                            2011   1.274       1.246        413,613
                                                                            2010   1.020       1.274        439,196
                                                                            2009   0.770       1.020        447,324
                                                                            2008   1.271       0.770        453,543
                                                                            2007   1.156       1.271        412,986
                                                                            2006   1.162       1.156         42,549
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2015   1.846       1.690        113,289
                                                                            2014   1.787       1.846        143,997
                                                                            2013   1.359       1.787        164,684
                                                                            2012   1.190       1.359        251,925
                                                                            2011   1.342       1.190        244,607
                                                                            2010   1.137       1.342        227,814
                                                                            2009   0.892       1.137        296,210
                                                                            2008   1.209       0.892        295,825
                                                                            2007   1.237       1.209        414,030
                                                                            2006   1.158       1.237        177,946
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.863       0.855             --
                                                                            2008   1.170       0.863         95,001
                                                                            2007   1.114       1.170         97,670
                                                                            2006   1.052       1.114          6,594
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.671       0.714             --
                                                                            2010   0.634       0.671        100,168
                                                                            2009   0.465       0.634         84,804
                                                                            2008   0.890       0.465          1,895
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2015   1.892       1.833        186,633

                                  MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2014   1.824       1.892        182,278
                                                                              2013   1.708       1.824        284,445
                                                                              2012   1.529       1.708        376,922
                                                                              2011   1.477       1.529        725,588
                                                                              2010   1.322       1.477      1,229,116
                                                                              2009   0.977       1.322      1,850,341
                                                                              2008   1.213       0.977      1,591,966
                                                                              2007   1.150       1.213      1,698,046
                                                                              2006   1.095       1.150        960,420
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.761       0.724             10
                                                                              2008   1.344       0.761     11,542,998
                                                                              2007   1.216       1.344     14,814,033
                                                                              2006   1.229       1.216     18,754,656
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)....................... 2013   2.338       2.485             --
                                                                              2012   1.936       2.338      3,179,438
                                                                              2011   2.348       1.936      5,573,159
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2015   1.334       1.290      1,352,276
                                                                              2014   1.286       1.334      1,677,550
                                                                              2013   1.006       1.286      2,321,706
                                                                              2012   0.873       1.006      2,897,181
                                                                              2011   1.019       0.873      4,319,390
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................. 2015   2.406       2.247        891,702
                                                                              2014   2.397       2.406      1,319,905
                                                                              2013   1.833       2.397      1,702,219
                                                                              2012   1.574       1.833      2,209,731
                                                                              2011   1.752       1.574      3,770,904
                                                                              2010   1.481       1.752      5,509,443
                                                                              2009   1.186       1.481      6,406,176
                                                                              2008   1.712       1.186      7,570,132
                                                                              2007   1.789       1.712      9,093,181
                                                                              2006   1.751       1.789      1,727,327
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/08)....... 2015   1.053       0.897        401,751
                                                                              2014   1.138       1.053        412,203
                                                                              2013   1.211       1.138        491,231
                                                                              2012   1.030       1.211        680,371
                                                                              2011   1.279       1.030        581,905
                                                                              2010   1.045       1.279        566,598
                                                                              2009   0.626       1.045        307,727
                                                                              2008   1.360       0.626         31,746
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2015   1.609       1.560        111,593
                                                                              2014   1.751       1.609         92,079
                                                                              2013   1.488       1.751         69,272
                                                                              2012   1.291       1.488         89,095
                                                                              2011   1.465       1.291        114,477
                                                                              2010   1.333       1.465        103,122
                                                                              2009   1.026       1.333        141,840
                                                                              2008   1.756       1.026         47,470
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................ 2013   2.552       2.768             --
                                                                              2012   2.448       2.552        689,634
                                                                              2011   2.614       2.448      1,472,819
                                                                              2010   2.149       2.614      1,924,745
                                                                              2009   1.587       2.149      2,052,042
                                                                              2008   1.144       1.587      2,394,589
                                                                              2007   1.288       1.144        126,016
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........... 2012   0.850       0.956             --
                                                                              2011   0.870       0.850         81,542
                                                                              2010   0.803       0.870         89,939
                                                                              2009   0.565       0.803         82,364
                                                                              2008   1.007       0.565         54,556
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08).................. 2013   2.049       2.570             --
                                                                              2012   1.713       2.049        177,899
                                                                              2011   1.894       1.713        163,854
                                                                              2010   1.656       1.894        123,395
                                                                              2009   1.200       1.656         98,593
                                                                              2008   1.936       1.200         22,833
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).................. 2015   1.175       1.207      4,664,861

                                MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2014   1.165       1.175      5,692,328
                                                                          2013   1.015       1.165      6,757,419
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2015   1.330       1.274        315,970
                                                                          2014   1.306       1.330        507,470
                                                                          2013   1.453       1.306        947,291
                                                                          2012   1.347       1.453      1,909,607
                                                                          2011   1.224       1.347      1,999,399
                                                                          2010   1.148       1.224      1,244,923
                                                                          2009   0.983       1.148      1,375,849
                                                                          2008   1.066       0.983        833,102
                                                                          2007   1.005       1.066        393,318
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2015   1.895       1.871      1,852,917
                                                                          2014   1.843       1.895      2,264,639
                                                                          2013   1.903       1.843      2,866,776
                                                                          2012   1.765       1.903      4,238,065
                                                                          2011   1.733       1.765      6,434,557
                                                                          2010   1.623       1.733      9,909,314
                                                                          2009   1.453       1.623     11,426,387
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2015   2.285       2.257            957
                                                                          2014   2.082       2.285          2,094
                                                                          2013   1.585       2.082          6,031
                                                                          2012   1.452       1.585         50,362
                                                                          2011   1.541       1.452        192,178
                                                                          2010   1.344       1.541        346,278
                                                                          2009   1.099       1.344        369,786
                                                                          2008   1.657       1.099        354,503
                                                                          2007   1.599       1.657        324,106
                                                                          2006   1.484       1.599        377,143
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.179       1.303             --
                                                                          2006   1.118       1.179         28,017
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2015   2.562       2.496        433,581
                                                                          2014   2.482       2.562        631,353
                                                                          2013   2.476       2.482        862,344
                                                                          2012   2.247       2.476      1,040,037
                                                                          2011   2.197       2.247      1,537,711
                                                                          2010   1.984       2.197      2,566,007
                                                                          2009   1.510       1.984      3,222,141
                                                                          2008   1.714       1.510      3,288,656
                                                                          2007   1.629       1.714      3,300,196
                                                                          2006   1.569       1.629      3,363,666
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.493       0.515             --
                                                                          2012   0.445       0.493      1,218,350
                                                                          2011   0.550       0.445      1,315,845
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2015   1.525       1.452      2,980,497
                                                                          2014   1.364       1.525      3,709,319
                                                                          2013   1.033       1.364      4,628,960
                                                                          2012   0.887       1.033      5,887,235
                                                                          2011   0.936       0.887     10,810,815
                                                                          2010   0.811       0.936     19,851,521
                                                                          2009   0.694       0.811     24,012,047
                                                                          2008   1.104       0.694     29,123,216
                                                                          2007   1.078       1.104     36,350,314
                                                                          2006   1.001       1.078     40,266,815
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2015   1.325       1.262      1,108,198
                                                                          2014   1.212       1.325      1,381,123
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.128       1.184             --
                                                                          2006   1.063       1.128      1,990,654
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2015   1.579       1.628        303,262
                                                                          2014   1.408       1.579        287,724
                                                                          2013   1.063       1.408        499,545
                                                                          2012   0.949       1.063        711,965
                                                                          2011   0.959       0.949        835,598
                                                                          2010   0.863       0.959      1,709,339
                                                                          2009   0.734       0.863      2,207,860
                                                                          2008   1.186       0.734      2,289,294
                                                                          2007   1.174       1.186      2,235,249

                               MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10).................... 2015   1.138       1.123      3,646,113
                                                                        2014   1.152       1.138      4,882,100
                                                                        2013   1.167       1.152      6,791,316
                                                                        2012   1.183       1.167      9,383,762
                                                                        2011   1.198       1.183     21,398,194
                                                                        2010   1.209       1.198     33,699,027
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2015   1.915       1.902        554,729
                                                                        2014   1.812       1.915        761,675
                                                                        2013   1.850       1.812        879,988
                                                                        2012   1.743       1.850      1,519,095
                                                                        2011   1.657       1.743      2,500,569
                                                                        2010   1.549       1.657      3,555,138
                                                                        2009   1.434       1.549      4,443,106
                                                                        2008   1.504       1.434      4,637,374
                                                                        2007   1.434       1.504      5,058,358
                                                                        2006   1.377       1.434      5,969,967
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2015   2.213       2.321      1,397,566
                                                                        2014   2.058       2.213      1,874,273
                                                                        2013   1.554       2.058      2,319,449
                                                                        2012   1.376       1.554      3,437,350
                                                                        2011   1.531       1.376      7,570,122
                                                                        2010   1.295       1.531     13,491,637
                                                                        2009   1.026       1.295     17,493,502
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.027       2.110             --
                                                                        2008   3.130       2.027         45,044
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2015   1.777       1.646         68,776
                                                                        2014   1.641       1.777         70,179
                                                                        2013   1.262       1.641         89,705
                                                                        2012   1.122       1.262        126,205
                                                                        2011   1.114       1.122        221,368
                                                                        2010   1.036       1.114        139,993
                                                                        2009   0.945       1.036         61,728
                                                                        2008   1.384       0.945         75,627
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.956       0.999             10
                                                                        2008   1.756       0.956     12,999,765
                                                                        2007   1.711       1.756     15,292,046
                                                                        2006   1.685       1.711     19,928,589
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.835       2.022             --
                                                                        2012   1.607       1.835      2,071,583
                                                                        2011   1.737       1.607      2,765,167
                                                                        2010   1.537       1.737      4,791,217
                                                                        2009   1.280       1.537      5,467,523
                                                                        2008   2.126       1.280      5,877,625
                                                                        2007   2.069       2.126      6,602,563
                                                                        2006   2.013       2.069      8,131,076
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2015   0.995       1.010      2,529,362
                                                                        2014   0.908       0.995      3,123,390
                                                                        2013   0.693       0.908      3,533,163
                                                                        2012   0.634       0.693      4,539,462
                                                                        2011   0.663       0.634      8,084,131
                                                                        2010   0.583       0.663     12,172,827
                                                                        2009   0.396       0.583     13,770,208
                                                                        2008   0.739       0.396     17,292,919
                                                                        2007   0.622       0.739     21,314,773
                                                                        2006   0.635       0.622     26,974,032
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2015   1.339       1.464        561,598
                                                                        2014   1.244       1.339        404,645
                                                                        2013   0.920       1.244        577,375
                                                                        2012   0.950       0.920        641,870
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.844       0.962          8,232
                                                                        2011   0.853       0.844        966,333
                                                                        2010   0.776       0.853      1,064,480
                                                                        2009   0.564       0.776      1,311,531
                                                                        2008   0.849       0.564      1,204,437
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.942       1.022             --

                              MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.825       0.942      4,893,604
                                                                     2009   0.636       0.825      5,061,384
                                                                     2008   1.081       0.636      5,537,308
                                                                     2007   1.061       1.081      4,221,614
                                                                     2006   1.000       1.061      1,958,944
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2015   1.385       1.359      1,297,208
                                                                     2014   1.343       1.385      1,807,618
                                                                     2013   1.305       1.343      2,183,656
                                                                     2012   1.211       1.305      3,205,012
                                                                     2011   1.188       1.211      2,990,464
                                                                     2010   1.093       1.188      3,678,320
                                                                     2009   0.919       1.093      3,051,789
                                                                     2008   1.088       0.919      2,133,622
                                                                     2007   1.044       1.088      1,162,306
                                                                     2006   1.000       1.044        383,115
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2015   1.405       1.372        518,439
                                                                     2014   1.357       1.405        745,697
                                                                     2013   1.239       1.357      1,793,497
                                                                     2012   1.126       1.239      2,347,220
                                                                     2011   1.129       1.126      2,667,434
                                                                     2010   1.026       1.129      2,874,192
                                                                     2009   0.840       1.026      2,872,537
                                                                     2008   1.086       0.840      2,776,858
                                                                     2007   1.049       1.086      2,291,363
                                                                     2006   1.000       1.049        883,128
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2015   1.403       1.367     11,355,917
                                                                     2014   1.353       1.403     12,683,966
                                                                     2013   1.162       1.353     16,001,032
                                                                     2012   1.039       1.162     15,254,988
                                                                     2011   1.068       1.039     15,109,022
                                                                     2010   0.956       1.068     17,557,990
                                                                     2009   0.765       0.956     15,625,705
                                                                     2008   1.086       0.765     15,069,930
                                                                     2007   1.055       1.086     11,330,342
                                                                     2006   1.000       1.055      3,589,386
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2015   1.384       1.343      7,132,722
                                                                     2014   1.332       1.384      8,502,340
                                                                     2013   1.086       1.332     10,628,301
                                                                     2012   0.953       1.086     10,579,837
                                                                     2011   1.004       0.953     11,809,727
                                                                     2010   0.886       1.004     13,650,455
                                                                     2009   0.696       0.886     13,663,307
                                                                     2008   1.086       0.696     11,733,669
                                                                     2007   1.060       1.086      9,455,372
                                                                     2006   1.000       1.060      5,640,976
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *.............. 2015   1.757       1.755      3,008,661
                                                                     2014   1.571       1.757      3,593,405
                                                                     2013   1.205       1.571      4,028,904
                                                                     2012   1.055       1.205      5,708,323
                                                                     2011   1.049       1.055      9,016,727
                                                                     2010   0.926       1.049     14,424,993
                                                                     2009   0.750       0.926      8,207,661
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2015   3.023       2.973      2,008,207
                                                                     2014   2.825       3.023      2,636,980
                                                                     2013   2.410       2.825      3,145,105
                                                                     2012   2.192       2.410      3,997,834
                                                                     2011   2.173       2.192      6,398,691
                                                                     2010   2.004       2.173     10,017,498
                                                                     2009   1.715       2.004     11,933,566
                                                                     2008   2.236       1.715     14,963,634
                                                                     2007   2.175       2.236     19,448,863
                                                                     2006   2.031       2.175     23,285,509
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2015   2.203       2.171      1,539,555

                                     MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2014   2.014       2.203      1,926,644
                                                                                   2013   1.503       2.014      2,605,214
                                                                                   2012   1.306       1.503      1,144,577
                                                                                   2011   1.312       1.306      2,112,750
                                                                                   2010   1.193       1.312      3,278,631
                                                                                   2009   1.000       1.193      3,622,554
                                                                                   2008   1.501       1.000      3,456,678
                                                                                   2007   1.413       1.501      2,763,653
                                                                                   2006   1.276       1.413      1,979,896
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2015   3.443       3.418        183,987
                                                                                   2014   3.488       3.443        246,379
                                                                                   2013   2.787       3.488        398,184
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2015   1.804       1.968      1,135,112
                                                                                   2014   1.679       1.804      1,311,688
                                                                                   2013   1.226       1.679      1,702,634
                                                                                   2012   1.047       1.226      1,940,003
                                                                                   2011   1.075       1.047      2,542,898
                                                                                   2010   0.933       1.075      3,295,036
                                                                                   2009   0.661       0.933      3,778,580
                                                                                   2008   1.154       0.661      3,936,973
                                                                                   2007   1.071       1.154      4,188,672
                                                                                   2006   0.998       1.071      4,045,842
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2015   2.424       2.452      1,520,913
                                                                                   2014   2.303       2.424      1,840,262
                                                                                   2013   1.618       2.303      2,270,869
                                                                                   2012   1.415       1.618      3,022,901
                                                                                   2011   1.413       1.415      5,375,658
                                                                                   2010   1.063       1.413      7,816,583
                                                                                   2009   0.777       1.063      8,473,760
                                                                                   2008   1.179       0.777      9,639,789
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.118       1.161             --
                                                                                   2006   1.050       1.118        143,329
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2015   1.264       1.257      1,269,430
                                                                                   2014   1.244       1.264      1,575,440
                                                                                   2013   1.268       1.244      2,135,006
                                                                                   2012   1.241       1.268      2,705,000
                                                                                   2011   1.190       1.241      4,375,374
                                                                                   2010   1.137       1.190      6,050,925
                                                                                   2009   1.103       1.137      6,823,795
                                                                                   2008   1.119       1.103      7,512,059
                                                                                   2007   1.085       1.119      8,563,783
                                                                                   2006   1.046       1.085     10,319,724
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2015   1.612       1.632        456,262
                                                                                   2014   1.477       1.612        896,567
                                                                                   2013   1.241       1.477        285,103
                                                                                   2012   1.119       1.241        230,653
                                                                                   2011   1.092       1.119        192,755
                                                                                   2010   1.009       1.092        124,909
                                                                                   2009   0.868       1.009         98,357
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2015   1.670       1.688        508,349
                                                                                   2014   1.529       1.670        806,869
                                                                                   2013   1.158       1.529      1,172,881
                                                                                   2012   1.040       1.158      1,562,294
                                                                                   2011   1.098       1.040      3,626,884
                                                                                   2010   0.993       1.098      5,368,233
                                                                                   2009   0.762       0.993      6,327,133
                                                                                   2008   1.232       0.762      7,242,930
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.122       1.186             --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)................... 2007   0.980       1.001             --
                                                                                   2006   0.986       0.980        109,257
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.401       1.449              8
                                                                                   2008   1.355       1.401     10,784,531
                                                                                   2007   1.262       1.355      9,605,873
                                                                                   2006   1.231       1.262     10,313,946

                                       MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                UNIT      UNIT      NUMBER OF
                                                                                               VALUE      VALUE       UNITS
                                                                                                 AT        AT      OUTSTANDING
                                                                                             BEGINNING   END OF         AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ---------------
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.978       2.115             --
                                                                                     2006   1.709       1.978       8,877,921
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................... 2006   1.153       1.229             --
 Travelers Convertible Securities Subaccount (5/04)................................. 2006   1.027       1.095             --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).............................. 2006   2.383       2.605             --
 Travelers Equity Income Subaccount (10/96)......................................... 2006   1.914       2.013             --
 Travelers Federated High Yield Subaccount (11/96).................................. 2006   1.540       1.581             --
 Travelers Large Cap Subaccount (9/96).............................................. 2006   1.633       1.685             --
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05).................. 2006   1.054       1.122             --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.020       1.024             --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.045       1.084             --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.068       1.115             --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.048             --
 Travelers Mercury Large Cap Core Subaccount (6/98)................................. 2006   1.001       1.063             --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)............................ 2006   0.600       0.635             --
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).............................. 2006   1.965       2.031             --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.180       1.276             --
 Travelers Mondrian International Stock Subaccount (9/96)........................... 2006   1.321       1.519             --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.397       1.484             --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.118             --
 Travelers Pioneer Strategic Income Subaccount (9/96)............................... 2006   1.552       1.569             --
 Travelers Quality Bond Subaccount (7/97)........................................... 2006   1.389       1.377             --
 Travelers Strategic Equity Subaccount (9/96)....................................... 2006   1.620       1.692             --
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)................... 2006   1.008       1.162             --
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05).................... 2006   1.009       1.158             --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.084       1.046             --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.627       1.756        149,260
                                                                                     2013   1.389       1.627        207,538
                                                                                     2012   1.271       1.389        275,590
                                                                                     2011   1.288       1.271        645,319
                                                                                     2010   1.163       1.288       1,146,284
                                                                                     2009   0.959       1.163       1,422,817
                                                                                     2008   1.300       0.959       2,055,437
                                                                                     2007   1.187       1.300       2,122,971
                                                                                     2006   1.117       1.187       3,360,765
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................................. 2009   1.044       1.014               (2)
                                                                                     2008   1.648       1.044       2,073,591
                                                                                     2007   1.709       1.648       2,363,002
                                                                                     2006   1.492       1.709       2,280,050


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2015.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                       CONDENSED FINANCIAL INFORMATION --
                                      UGVA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)........................................... 2006   1.500       1.500            --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)............ 2006   3.005       3.005            --
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)............ 2006   1.118       1.171            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)............. 2006   0.893       0.878            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.905       0.865            --
                                                                             2007   0.784       0.905       123,946
                                                                             2006   0.771       0.784       120,652
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2015   2.285       2.420            44
                                                                             2014   2.256       2.285         2,595
                                                                             2013   1.764       2.256         2,916
                                                                             2012   1.454       1.764         3,108
                                                                             2011   1.612       1.454       123,782
                                                                             2010   1.457       1.612       567,860
                                                                             2009   1.034       1.457       552,897
                                                                             2008   1.695       1.034       511,218
                                                                             2007   1.491       1.695       598,350
                                                                             2006   1.250       1.491       467,232
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2015   2.095       2.216           724
                                                                             2014   1.950       2.095         1,924
                                                                             2013   1.514       1.950         1,924
                                                                             2012   1.297       1.514         2,475
                                                                             2011   1.369       1.297       360,164
                                                                             2010   1.165       1.369     1,265,051
                                                                             2009   0.844       1.165     1,391,413
                                                                             2008   1.521       0.844     1,338,665
                                                                             2007   1.368       1.521     1,609,831
                                                                             2006   1.253       1.368     1,290,110
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2015   1.939       1.948           679
                                                                             2014   1.771       1.939         1,855
                                                                             2013   1.340       1.771         2,677
                                                                             2012   1.152       1.340         2,677
                                                                             2011   1.185       1.152        93,482
                                                                             2010   1.074       1.185       807,230
                                                                             2009   0.827       1.074       886,245
                                                                             2008   1.344       0.827       779,720
                                                                             2007   1.292       1.344       768,037
                                                                             2006   1.133       1.292       649,045
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................... 2006   2.427       2.406            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)....................... 2006   1.750       2.298            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.330       1.276            --
                                                                             2007   1.254       1.330       751,513
                                                                             2006   1.088       1.254       744,997
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.283       1.214            --
                                                                             2007   1.457       1.283     1,262,574
                                                                             2006   1.419       1.457     1,963,713
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2015   2.506       2.491            84

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2014   2.267       2.506           167
                                                                             2013   1.748       2.267           167
                                                                             2012   1.521       1.748         4,000
                                                                             2011   1.580       1.521       112,504
                                                                             2010   1.365       1.580       497,022
                                                                             2009   1.018       1.365       569,582
                                                                             2008   1.793       1.018       625,998
                                                                             2007   1.544       1.793       934,598
                                                                             2006   1.400       1.544       819,336
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.429       3.340           342
                                                                             2014   3.266       3.429        12,002
                                                                             2013   2.428       3.266        12,002
                                                                             2012   2.141       2.428        12,737
                                                                             2011   2.426       2.141       213,607
                                                                             2010   1.906       2.426       608,961
                                                                             2009   1.377       1.906       686,971
                                                                             2008   2.304       1.377       803,227
                                                                             2007   2.017       2.304     1,217,029
                                                                             2006   1.813       2.017     1,175,440
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.467       1.720            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.865       1.797           160
                                                                             2014   1.753       1.865           257
                                                                             2013   1.281       1.753           257
                                                                             2012   1.168       1.281           964
                                                                             2011   1.239       1.168        22,012
                                                                             2010   0.981       1.239       122,942
                                                                             2009   0.690       0.981       136,338
                                                                             2008   1.212       0.690       169,325
                                                                             2007   1.100       1.212       216,240
                                                                             2006   1.022       1.100       215,995
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.828       2.251            --
                                                                             2014   3.118       2.828         1,911
                                                                             2013   3.179       3.118         1,911
                                                                             2012   2.837       3.179         1,911
                                                                             2011   3.406       2.837        53,702
                                                                             2010   2.926       3.406       277,271
                                                                             2009   1.712       2.926       333,538
                                                                             2008   3.657       1.712       305,432
                                                                             2007   2.868       3.657       608,769
                                                                             2006   2.261       2.868       474,440
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.651       1.528            --
                                                                             2014   1.876       1.651         1,779
                                                                             2013   1.541       1.876         1,779
                                                                             2012   1.317       1.541         3,825
                                                                             2011   1.488       1.317       104,855
                                                                             2010   1.387       1.488       421,308
                                                                             2009   1.022       1.387       493,035
                                                                             2008   1.731       1.022       511,847
                                                                             2007   1.515       1.731       688,281
                                                                             2006   1.260       1.515       631,646
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.111       1.141            16
                                                                             2014   0.999       1.111            16
                                                                             2013   0.765       0.999            16
                                                                             2012   0.660       0.765            16
                                                                             2011   0.678       0.660       336,709
                                                                             2010   0.546       0.678     1,027,925
                                                                             2009   0.382       0.546     1,334,672
                                                                             2008   0.686       0.382     1,525,443
                                                                             2007   0.569       0.686     2,005,754
                                                                             2006   0.508       0.569     1,840,661
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........... 2006   0.846       0.906            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).............................. 2006   1.569       1.770            --
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2015   2.643       2.362            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2014   2.625       2.643            --
                                                                                  2013   1.975       2.625            --
                                                                                  2012   1.730       1.975           479
                                                                                  2011   1.881       1.730        90,159
                                                                                  2010   1.521       1.881       218,311
                                                                                  2009   1.156       1.521       256,910
                                                                                  2008   1.823       1.156       309,641
                                                                                  2007   1.890       1.823       471,714
                                                                                  2006   1.714       1.890       642,333
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2015   2.593       2.546           458
                                                                                  2014   2.422       2.593           677
                                                                                  2013   2.441       2.422           677
                                                                                  2012   2.154       2.441           868
                                                                                  2011   2.068       2.154        52,572
                                                                                  2010   1.873       2.068       260,828
                                                                                  2009   1.415       1.873       399,177
                                                                                  2008   1.857       1.415       379,513
                                                                                  2007   1.846       1.857       699,924
                                                                                  2006   1.809       1.846       911,728
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.198       2.464            --
                                                                                  2010   2.064       2.198       481,496
                                                                                  2009   1.594       2.064       447,183
                                                                                  2008   2.848       1.594       575,104
                                                                                  2007   2.815       2.848     1,088,861
                                                                                  2006   2.334       2.815     1,329,621
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 2007   1.123       1.177            --
                                                                                  2006   1.008       1.123       221,435
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.984       1.050            --
                                                                                  2006   0.926       0.984       923,766
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.276       2.214         9,319
                                                                                  2014   1.910       2.276        41,773
                                                                                  2013   1.305       1.910        76,389
                                                                                  2012   1.110       1.305       118,219
                                                                                  2011   1.095       1.110     1,297,456
                                                                                  2010   0.884       1.095     2,395,619
                                                                                  2009   0.664       0.884     2,521,637
                                                                                  2008   1.125       0.664     3,256,361
                                                                                  2007   1.120       1.125     7,141,988
                                                                                  2006   1.039       1.120     7,508,906
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.238       1.247            --
                                                                                  2013   0.946       1.238            50
                                                                                  2012   0.831       0.946        19,588
                                                                                  2011   0.895       0.831        96,826
                                                                                  2010   0.776       0.895       634,934
                                                                                  2009   0.606       0.776       730,232
                                                                                  2008   0.964       0.606       680,929
                                                                                  2007   1.012       0.964     1,502,896
                                                                                  2006   1.012       1.012            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.483       2.498           887
                                                                                  2014   2.260       2.483         1,074
                                                                                  2013   1.756       2.260         5,738
                                                                                  2012   1.530       1.756        11,140
                                                                                  2011   1.506       1.530       124,525
                                                                                  2010   1.350       1.506       675,471
                                                                                  2009   1.117       1.350       877,535
                                                                                  2008   1.596       1.117       978,725
                                                                                  2007   1.487       1.596     1,246,294
                                                                                  2006   1.308       1.487     1,223,509
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2015   2.203       2.087           448

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2014   1.958       2.203           448
                                                                                         2013   1.571       1.958           448
                                                                                         2012   1.389       1.571           448
                                                                                         2011   1.300       1.389       168,023
                                                                                         2010   1.170       1.300       324,542
                                                                                         2009   0.962       1.170       326,302
                                                                                         2008   1.495       0.962       393,660
                                                                                         2007   1.482       1.495       667,625
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2015   3.066       3.333         3,085
                                                                                         2014   2.717       3.066         5,233
                                                                                         2013   1.991       2.717         5,645
                                                                                         2012   1.671       1.991         9,176
                                                                                         2011   1.699       1.671       166,260
                                                                                         2010   1.562       1.699       352,178
                                                                                         2009   1.108       1.562       440,287
                                                                                         2008   1.785       1.108       687,996
                                                                                         2007   1.712       1.785       906,220
                                                                                         2006   1.653       1.712     1,139,679
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2015   2.720       2.616         5,462
                                                                                         2014   2.459       2.720         7,112
                                                                                         2013   1.877       2.459        12,744
                                                                                         2012   1.627       1.877        28,273
                                                                                         2011   1.566       1.627       155,986
                                                                                         2010   1.445       1.566       323,265
                                                                                         2009   1.172       1.445       339,895
                                                                                         2008   1.839       1.172       564,406
                                                                                         2007   1.788       1.839     1,277,401
                                                                                         2006   1.527       1.788     1,700,821
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.592       2.454           455
                                                                                         2014   2.515       2.592           730
                                                                                         2013   1.728       2.515           730
                                                                                         2012   1.461       1.728         2,769
                                                                                         2011   1.456       1.461        61,326
                                                                                         2010   1.175       1.456       123,207
                                                                                         2009   0.831       1.175       188,938
                                                                                         2008   1.416       0.831       172,434
                                                                                         2007   1.369       1.416       351,395
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.821       0.801            --
                                                                                         2008   1.327       0.821     2,121,513
                                                                                         2007   1.277       1.327     3,029,716
                                                                                         2006   1.121       1.277     3,854,937
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2015   1.020       1.020            --
                                                                                         2014   1.020       1.020            --
                                                                                         2013   1.020       1.020            --
                                                                                         2012   1.020       1.020            --
                                                                                         2011   1.030       1.020            --
                                                                                         2010   0.953       1.030       219,766
                                                                                         2009   0.820       0.953        69,501
                                                                                         2008   1.050       0.820        33,363
                                                                                         2007   1.047       1.050        28,314
                                                                                         2006   1.016       1.047       129,904
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.543       1.577            --
                                                                                         2010   1.398       1.543        76,256
                                                                                         2009   1.183       1.398        74,499
                                                                                         2008   1.383       1.183       179,833
                                                                                         2007   1.370       1.383       391,345
                                                                                         2006   1.313       1.370       411,154
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.479       2.311            --
                                                                                         2014   2.533       2.479            --
                                                                                         2013   2.407       2.533            --
                                                                                         2012   2.055       2.407            --
                                                                                         2011   2.041       2.055        87,118
                                                                                         2010   1.794       2.041       238,890
                                                                                         2009   1.165       1.794       249,507
                                                                                         2008   1.701       1.165       291,650
                                                                                         2007   1.719       1.701       455,015
                                                                                         2006   1.569       1.719       588,175

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............ 2010   1.258       1.254            --
                                                                          2009   1.268       1.258     3,733,635
                                                                          2008   1.248       1.268     5,010,250
                                                                          2007   1.202       1.248     8,132,833
                                                                          2006   1.160       1.202     8,689,221
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................. 2007   2.299       2.416            --
                                                                          2006   1.966       2.299       794,784
 LMPVPI Total Return Subaccount (Class I) (10/98)........................ 2007   1.443       1.488            --
                                                                          2006   1.295       1.443       853,851
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.302       1.392            --
                                                                          2006   1.165       1.302       350,750
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.316       1.371            --
                                                                          2006   1.134       1.316       436,700
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.385       1.530            --
                                                                          2006   1.246       1.385       383,766
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.678       2.586            --
                                                                          2007   2.551       2.678       204,350
                                                                          2006   2.668       2.551       260,791
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2015   2.311       2.205            --
                                                                          2014   2.255       2.311         1,416
                                                                          2013   2.072       2.255         1,416
                                                                          2012   1.790       2.072         1,416
                                                                          2011   1.762       1.790        45,570
                                                                          2010   1.531       1.762       211,372
                                                                          2009   1.050       1.531       212,297
                                                                          2008   1.397       1.050       160,421
                                                                          2007   1.373       1.397       231,289
                                                                          2006   1.298       1.373       205,886
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2015   1.248       1.221            --
                                                                          2014   1.109       1.248         9,057
                                                                          2013   1.080       1.109         9,057
                                                                          2012   0.864       1.080        16,003
                                                                          2011   0.921       0.864        88,649
                                                                          2010   0.800       0.921       449,487
                                                                          2009   0.598       0.800       441,952
                                                                          2008   1.033       0.598       440,411
                                                                          2007   1.225       1.033       717,395
                                                                          2006   1.003       1.225       719,674
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   4.044       4.219            --
                                                                          2013   3.164       4.044         9,059
                                                                          2012   2.602       3.164        11,625
                                                                          2011   2.835       2.602       162,578
                                                                          2010   2.611       2.835       898,465
                                                                          2009   1.841       2.611     1,172,476
                                                                          2008   3.199       1.841     1,484,845
                                                                          2007   2.477       3.199     2,004,200
                                                                          2006   2.406       2.477     2,433,872
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2015   4.753       4.527         2,019
                                                                          2014   4.207       4.753         2,019
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2015   2.354       2.230         3,062
                                                                          2014   2.516       2.354         4,867
                                                                          2013   1.943       2.516         4,867
                                                                          2012   1.516       1.943         4,867
                                                                          2011   1.780       1.516       161,005
                                                                          2010   1.541       1.780       787,088
                                                                          2009   1.001       1.541       943,213
                                                                          2008   1.706       1.001     1,116,496
                                                                          2007   1.738       1.706     1,749,993
                                                                          2006   1.571       1.738     2,094,764
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2015   2.525       2.351            --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2014   2.333       2.525            --
                                                                       2013   1.741       2.333            --
                                                                       2012   1.483       1.741           860
                                                                       2011   1.521       1.483         8,001
                                                                       2010   1.337       1.521       168,017
                                                                       2009   1.067       1.337       159,751
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............. 2015   1.975       1.780            --
                                                                       2014   1.819       1.975            --
                                                                       2013   1.410       1.819            --
                                                                       2012   1.242       1.410            --
                                                                       2011   1.303       1.242        52,872
                                                                       2010   1.048       1.303       285,268
                                                                       2009   0.837       1.048       268,637
                                                                       2008   1.380       0.837       335,603
                                                                       2007   1.514       1.380       523,212
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).......... 2015   1.954       1.898            --
                                                                       2014   1.877       1.954            48
                                                                       2013   1.753       1.877            48
                                                                       2012   1.564       1.753            48
                                                                       2011   1.507       1.564       102,677
                                                                       2010   1.345       1.507       156,395
                                                                       2009   0.991       1.345       125,371
                                                                       2008   1.226       0.991       103,057
                                                                       2007   1.159       1.226       253,907
                                                                       2006   1.102       1.159       155,273
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.771       0.735            --
                                                                       2008   1.358       0.771     1,171,229
                                                                       2007   1.226       1.358     2,271,601
                                                                       2006   1.236       1.226     2,857,200
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................ 2013   2.468       2.626            --
                                                                       2012   2.038       2.468         5,044
                                                                       2011   2.466       2.038       164,852
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........ 2015   1.369       1.328           138
                                                                       2014   1.316       1.369           138
                                                                       2013   1.026       1.316           138
                                                                       2012   0.888       1.026           138
                                                                       2011   1.034       0.888        67,247
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.......... 2015   2.492       2.334           812
                                                                       2014   2.475       2.492         5,209
                                                                       2013   1.887       2.475         5,209
                                                                       2012   1.616       1.887         9,111
                                                                       2011   1.793       1.616       209,819
                                                                       2010   1.510       1.793       372,066
                                                                       2009   1.207       1.510       392,236
                                                                       2008   1.737       1.207       475,138
                                                                       2007   1.809       1.737       724,701
                                                                       2006   1.770       1.809        77,520
 MIST MLA Mid Cap Subaccount (Class A) (4/08)......................... 2013   2.666       2.896            --
                                                                       2012   2.551       2.666            --
                                                                       2011   2.716       2.551        54,649
                                                                       2010   2.226       2.716       113,304
                                                                       2009   1.639       2.226       118,017
                                                                       2008   2.581       1.639       151,960
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)........... 2015   1.181       1.216            13
                                                                       2014   1.167       1.181         4,082
                                                                       2013   1.015       1.167         4,082
 MIST PIMCO Total Return Subaccount (Class B) (5/09).................. 2015   1.974       1.955         3,373
                                                                       2014   1.914       1.974         5,418
                                                                       2013   1.971       1.914         5,418
                                                                       2012   1.822       1.971        21,626
                                                                       2011   1.784       1.822       127,586
                                                                       2010   1.666       1.784       973,461
                                                                       2009   1.489       1.666     1,200,948
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................ 2015   2.366       2.344            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2014   2.150       2.366            --
                                                                           2013   1.632       2.150            --
                                                                           2012   1.491       1.632            --
                                                                           2011   1.577       1.491        27,203
                                                                           2010   1.371       1.577        86,275
                                                                           2009   1.118       1.371        76,582
                                                                           2008   1.681       1.118        69,570
                                                                           2007   1.617       1.681        61,072
                                                                           2006   1.497       1.617        40,966
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2015   2.721       2.659            --
                                                                           2014   2.627       2.721            --
                                                                           2013   2.613       2.627            --
                                                                           2012   2.365       2.613            --
                                                                           2011   2.305       2.365        52,475
                                                                           2010   2.075       2.305       234,471
                                                                           2009   1.575       2.075       257,992
                                                                           2008   1.782       1.575       244,000
                                                                           2007   1.688       1.782       335,244
                                                                           2006   1.623       1.688       272,422
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2015   1.566       1.494           531
                                                                           2014   1.396       1.566        11,845
                                                                           2013   1.054       1.396        11,845
                                                                           2012   0.902       1.054        19,919
                                                                           2011   0.950       0.902       755,755
                                                                           2010   0.820       0.950     1,758,959
                                                                           2009   0.699       0.820     1,787,154
                                                                           2008   1.109       0.699     1,842,942
                                                                           2007   1.080       1.109     4,435,724
                                                                           2006   1.001       1.080     4,283,424
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2015   1.368       1.307            50
                                                                           2014   1.249       1.368            50
 MIST WMC Large Cap Research Subaccount (Class A) (4/06).................. 2007   1.159       1.218            --
                                                                           2006   1.090       1.159       328,339
 MIST WMC Large Cap Research Subaccount (Class E) (4/07).................. 2015   1.662       1.719            --
                                                                           2014   1.477       1.662         8,983
                                                                           2013   1.112       1.477        17,950
                                                                           2012   0.990       1.112        17,950
                                                                           2011   0.998       0.990        58,270
                                                                           2010   0.895       0.998       371,664
                                                                           2009   0.758       0.895       341,583
                                                                           2008   1.222       0.758       334,408
                                                                           2007   1.208       1.222       370,420
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.350       1.397            --
                                                                           2006   1.307       1.350       713,666
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.165       1.253            --
                                                                           2006   0.930       1.165       832,495
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.152       1.206            --
                                                                           2006   1.034       1.152       528,397
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.361       1.362            --
                                                                           2006   1.209       1.361       508,789
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10)....................... 2015   1.197       1.185        36,216
                                                                           2014   1.209       1.197        76,791
                                                                           2013   1.221       1.209        88,952
                                                                           2012   1.234       1.221       110,369
                                                                           2011   1.246       1.234     2,490,530
                                                                           2010   1.254       1.246     4,182,348
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2015   1.801       1.788           215

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2014   1.719       1.801         2,427
                                                                        2013   1.778       1.719         2,427
                                                                        2012   1.728       1.778         6,860
                                                                        2011   1.624       1.728       334,518
                                                                        2010   1.547       1.624       378,733
                                                                        2009   1.485       1.547       383,663
                                                                        2008   1.416       1.485       500,625
                                                                        2007   1.395       1.416       691,127
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2015   2.025       2.016         2,887
                                                                        2014   1.910       2.025         2,887
                                                                        2013   1.944       1.910         4,122
                                                                        2012   1.826       1.944         4,122
                                                                        2011   1.730       1.826       137,278
                                                                        2010   1.613       1.730       229,392
                                                                        2009   1.489       1.613       179,956
                                                                        2008   1.557       1.489       239,978
                                                                        2007   1.479       1.557       425,915
                                                                        2006   1.418       1.479       514,510
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2015   2.349       2.472            89
                                                                        2014   2.179       2.349         5,653
                                                                        2013   1.640       2.179        38,695
                                                                        2012   1.448       1.640        53,668
                                                                        2011   1.606       1.448       409,389
                                                                        2010   1.354       1.606     1,671,992
                                                                        2009   1.071       1.354     1,747,869
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.997       1.043            --
                                                                        2008   1.825       0.997     1,073,253
                                                                        2007   1.774       1.825     2,033,697
                                                                        2006   1.743       1.774     2,212,688
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.935       2.134            --
                                                                        2012   1.690       1.935         5,122
                                                                        2011   1.821       1.690       135,822
                                                                        2010   1.607       1.821       438,223
                                                                        2009   1.334       1.607       294,614
                                                                        2008   2.209       1.334       353,168
                                                                        2007   2.143       2.209       557,102
                                                                        2006   2.081       2.143       655,895
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2015   1.036       1.055            --
                                                                        2014   0.943       1.036            --
                                                                        2013   0.718       0.943        21,700
                                                                        2012   0.654       0.718        21,700
                                                                        2011   0.682       0.654       566,828
                                                                        2010   0.598       0.682       847,124
                                                                        2009   0.405       0.598     1,102,397
                                                                        2008   0.753       0.405     1,368,696
                                                                        2007   0.632       0.753     1,863,025
                                                                        2006   0.645       0.632     2,471,248
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2015   1.453       1.590            --
                                                                        2014   1.349       1.453            --
                                                                        2013   0.997       1.349            --
                                                                        2012   0.871       0.997            --
                                                                        2011   0.878       0.871         6,847
                                                                        2010   0.797       0.878       105,989
                                                                        2009   0.577       0.797       188,425
                                                                        2008   0.867       0.577       152,299
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.955       1.037            --
                                                                        2010   0.834       0.955       609,023
                                                                        2009   0.641       0.834       280,859
                                                                        2008   1.087       0.641       371,116
                                                                        2007   1.063       1.087       317,997
                                                                        2006   1.000       1.063        32,682
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2015   1.421       1.399            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2014   1.374       1.421            --
                                                                     2013   1.331       1.374            --
                                                                     2012   1.231       1.331            --
                                                                     2011   1.205       1.231           608
                                                                     2010   1.106       1.205       138,558
                                                                     2009   0.927       1.106        51,661
                                                                     2008   1.093       0.927        88,688
                                                                     2007   1.046       1.093        15,847
                                                                     2006   1.000       1.046           488
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2015   1.442       1.413            --
                                                                     2014   1.388       1.442            --
                                                                     2013   1.264       1.388            --
                                                                     2012   1.146       1.264            --
                                                                     2011   1.145       1.146            17
                                                                     2010   1.037       1.145       181,210
                                                                     2009   0.847       1.037        29,326
                                                                     2008   1.091       0.847        59,122
                                                                     2007   1.052       1.091        54,713
                                                                     2006   1.000       1.052         7,316
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2015   1.440       1.408           213
                                                                     2014   1.385       1.440           213
                                                                     2013   1.185       1.385           213
                                                                     2012   1.057       1.185           213
                                                                     2011   1.083       1.057       129,667
                                                                     2010   0.966       1.083       752,831
                                                                     2009   0.771       0.966       288,654
                                                                     2008   1.092       0.771       271,634
                                                                     2007   1.057       1.092       348,328
                                                                     2006   1.000       1.057        11,290
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2015   1.420       1.382         2,040
                                                                     2014   1.363       1.420         3,658
                                                                     2013   1.108       1.363         3,658
                                                                     2012   0.970       1.108         3,658
                                                                     2011   1.018       0.970       268,096
                                                                     2010   0.896       1.018       986,665
                                                                     2009   0.701       0.896       308,849
                                                                     2008   1.092       0.701       512,237
                                                                     2007   1.062       1.092       425,631
                                                                     2006   1.000       1.062       194,585
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............. 2015   1.830       1.833           629
                                                                     2014   1.631       1.830         1,289
                                                                     2013   1.247       1.631        14,478
                                                                     2012   1.089       1.247        16,829
                                                                     2011   1.080       1.089       385,010
                                                                     2010   0.950       1.080     1,345,434
                                                                     2009   0.760       0.950     1,804,981
                                                                     2008   1.220       0.760       465,886
                                                                     2007   1.229       1.220       510,206
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2015   3.211       3.167         3,826
                                                                     2014   2.991       3.211         6,145
                                                                     2013   2.544       2.991         6,667
                                                                     2012   2.307       2.544        24,096
                                                                     2011   2.280       2.307       420,807
                                                                     2010   2.096       2.280       754,307
                                                                     2009   1.789       2.096       823,561
                                                                     2008   2.326       1.789       935,550
                                                                     2007   2.255       2.326     1,533,786
                                                                     2006   2.101       2.255     1,620,603
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2015   2.275       2.249            --
                                                                     2014   2.073       2.275         6,366
                                                                     2013   1.543       2.073         6,366
                                                                     2012   1.336       1.543         2,923
                                                                     2011   1.338       1.336        57,030
                                                                     2010   1.213       1.338       263,405
                                                                     2009   1.014       1.213       241,027
                                                                     2008   1.518       1.014       304,445
                                                                     2007   1.425       1.518       442,986
                                                                     2006   1.284       1.425       293,014
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2015   1.102       1.079            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2014   1.184
                                                                                           2013   0.981
                                                                                           2012   0.838
                                                                                           2011   0.967
                                                                                           2010   0.903
                                                                                           2009   0.709
                                                                                           2008   1.236
                                                                                           2007   1.265
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2015   3.620
                                                                                           2014   3.656
                                                                                           2013   2.916
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2015   2.179
                                                                                           2014   2.095
                                                                                           2013   1.527
                                                                                           2012   1.326
                                                                                           2011   1.396
                                                                                           2010   1.111
                                                                                           2009   0.891
                                                                                           2008   1.353
                                                                                           2007   1.392
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2015   1.852
                                                                                           2014   1.718
                                                                                           2013   1.251
                                                                                           2012   1.065
                                                                                           2011   1.090
                                                                                           2010   0.943
                                                                                           2009   0.666
                                                                                           2008   1.160
                                                                                           2007   1.073
                                                                                           2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2015   2.551
                                                                                           2014   2.416
                                                                                           2013   1.693
                                                                                           2012   1.475
                                                                                           2011   1.469
                                                                                           2010   1.102
                                                                                           2009   0.803
                                                                                           2008   1.216
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2015   1.841
                                                                                           2014   1.766
                                                                                           2013   1.769
                                                                                           2012   1.606
                                                                                           2011   1.580
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2015   1.306
                                                                                           2014   1.281
                                                                                           2013   1.301
                                                                                           2012   1.270
                                                                                           2011   1.214
                                                                                           2010   1.157
                                                                                           2009   1.118
                                                                                           2008   1.132
                                                                                           2007   1.094
                                                                                           2006   1.053
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 2015   1.757
                                                                                           2014   1.604
                                                                                           2013   1.212
                                                                                           2012   1.084
                                                                                           2011   1.141
                                                                                           2010   1.029
                                                                                           2009   0.788
                                                                                           2008   1.271
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.127
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.434



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.102            --
                                                                                           1.184            --
                                                                                           0.981            --
                                                                                           0.838        78,660
                                                                                           0.967       267,064
                                                                                           0.903       347,195
                                                                                           0.709       567,372
                                                                                           1.236       816,643
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 3.605            --
                                                                                           3.620            --
                                                                                           3.656            --
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2.065            --
                                                                                           2.179         3,921
                                                                                           2.095         8,757
                                                                                           1.527        17,022
                                                                                           1.326       159,476
                                                                                           1.396       384,416
                                                                                           1.111       307,521
                                                                                           0.891       416,054
                                                                                           1.353       471,802
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2.026            --
                                                                                           1.852         1,650
                                                                                           1.718         1,650
                                                                                           1.251         1,650
                                                                                           1.065        25,044
                                                                                           1.090       179,934
                                                                                           0.943       199,774
                                                                                           0.666       251,720
                                                                                           1.160       429,893
                                                                                           1.073       395,870
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.588         5,813
                                                                                           2.551        11,203
                                                                                           2.416        36,244
                                                                                           1.693        61,839
                                                                                           1.475       454,803
                                                                                           1.469       900,935
                                                                                           1.102       967,963
                                                                                           0.803       965,671
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.786            --
                                                                                           1.841            --
                                                                                           1.766         7,262
                                                                                           1.769         7,262
                                                                                           1.606        56,728
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.302           211
                                                                                           1.306           211
                                                                                           1.281           211
                                                                                           1.301         5,877
                                                                                           1.270       229,166
                                                                                           1.214       562,302
                                                                                           1.157       472,862
                                                                                           1.118       540,440
                                                                                           1.132     1,032,466
                                                                                           1.094     1,095,892
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 1.781            --
                                                                                           1.757            --
                                                                                           1.604        10,790
                                                                                           1.212        12,278
                                                                                           1.084       119,655
                                                                                           1.141       427,677
                                                                                           1.029       388,101
                                                                                           0.788       371,084
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.193            --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.485            --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2008   1.382       1.434     1,213,383
                                                                      2007   1.284       1.382     1,391,687
                                                                      2006   1.249       1.284     1,534,689
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............. 2007   2.012       2.153            --
                                                                      2006   1.733       2.012       531,966
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................ 2006   1.159       1.236            --
 Travelers Convertible Securities Subaccount (5/04).................. 2006   1.032       1.102            --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............... 2006   2.438       2.668            --
 Travelers Equity Income Subaccount (10/96).......................... 2006   1.977       2.081            --
 Travelers Federated High Yield Subaccount (11/96)................... 2006   1.263       1.298            --
 Travelers Large Cap Subaccount (9/96)............................... 2006   1.688       1.743            --
 Travelers Mercury Large Cap Core Subaccount (6/98).................. 2006   1.025       1.090            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)............. 2006   0.608       0.645            --
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96)............... 2006   2.032       2.101            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................... 2006   1.186       1.284            --
 Travelers Mondrian International Stock Subaccount (9/96)............ 2006   1.365       1.571            --
 Travelers Pioneer Fund Subaccount (5/03)............................ 2006   1.409       1.497            --
 Travelers Pioneer Strategic Income Subaccount (9/96)................ 2006   1.604       1.623            --
 Travelers Quality Bond Subaccount (7/97)............................ 2006   1.429       1.418            --
 Travelers Strategic Equity Subaccount (9/96)........................ 2006   1.675       1.751            --
 Travelers U.S. Government Securities Subaccount (5/04).............. 2006   1.090       1.053            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.675       1.813            --
                                                                      2013   1.425       1.675         4,855
                                                                      2012   1.301       1.425         4,855
                                                                      2011   1.314       1.301        75,214
                                                                      2010   1.183       1.314       149,162
                                                                      2009   0.973       1.183       186,256
                                                                      2008   1.314       0.973       266,050
                                                                      2007   1.197       1.314       311,354
                                                                      2006   1.122       1.197       470,376
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.062       1.032            --
                                                                      2008   1.671       1.062       159,908
                                                                      2007   1.728       1.671       282,145
                                                                      2006   1.504       1.728       268,474





                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)....................................... 2006   1.481       1.481    --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)........ 2006   2.972       2.972    --
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)........ 2006   1.116       1.168    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)......... 2006   0.889       0.873    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).......... 2008   0.899       0.859    --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2007   0.780       0.899       160,067
                                                                             2006   0.768       0.780        86,254
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2015   2.261       2.391            --
                                                                             2014   2.234       2.261            --
                                                                             2013   1.749       2.234            --
                                                                             2012   1.443       1.749            --
                                                                             2011   1.601       1.443       250,566
                                                                             2010   1.449       1.601       433,160
                                                                             2009   1.029       1.449       593,892
                                                                             2008   1.689       1.029       631,737
                                                                             2007   1.487       1.689       646,173
                                                                             2006   1.248       1.487       463,310
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2015   2.073       2.190             4
                                                                             2014   1.931       2.073             4
                                                                             2013   1.501       1.931           341
                                                                             2012   1.287       1.501         1,942
                                                                             2011   1.360       1.287       632,862
                                                                             2010   1.158       1.360       984,216
                                                                             2009   0.840       1.158     1,501,083
                                                                             2008   1.516       0.840     1,307,187
                                                                             2007   1.364       1.516     1,494,955
                                                                             2006   1.251       1.364     1,405,120
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2015   1.919       1.925            --
                                                                             2014   1.754       1.919            --
                                                                             2013   1.328       1.754           380
                                                                             2012   1.143       1.328           380
                                                                             2011   1.177       1.143       205,736
                                                                             2010   1.068       1.177       519,938
                                                                             2009   0.823       1.068       608,035
                                                                             2008   1.339       0.823       709,968
                                                                             2007   1.289       1.339       698,999
                                                                             2006   1.131       1.289       475,253
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................... 2006   2.395       2.374            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)....................... 2006   1.746       2.290            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.317       1.262            --
                                                                             2007   1.243       1.317       604,644
                                                                             2006   1.079       1.243       669,267
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.270       1.200            --
                                                                             2007   1.443       1.270     1,227,508
                                                                             2006   1.406       1.443     1,582,755
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2015   2.472       2.455            --
                                                                             2014   2.239       2.472            --
                                                                             2013   1.728       2.239            78
                                                                             2012   1.505       1.728           336
                                                                             2011   1.565       1.505       230,612
                                                                             2010   1.353       1.565       351,577
                                                                             2009   1.010       1.353       615,398
                                                                             2008   1.782       1.010       513,138
                                                                             2007   1.536       1.782       632,995
                                                                             2006   1.393       1.536       506,418
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.382       3.291             2
                                                                             2014   3.225       3.382             2
                                                                             2013   2.400       3.225            44
                                                                             2012   2.118       2.400         2,799
                                                                             2011   2.402       2.118       252,022
                                                                             2010   1.889       2.402       387,040
                                                                             2009   1.367       1.889       604,016
                                                                             2008   2.288       1.367       622,461
                                                                             2007   2.006       2.288       958,105
                                                                             2006   1.804       2.006     1,028,932
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.463       1.714            --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.839       1.771            --
                                                                             2014   1.730       1.839            --
                                                                             2013   1.266       1.730            54
                                                                             2012   1.155       1.266            54
                                                                             2011   1.227       1.155       130,276
                                                                             2010   0.972       1.227       137,472
                                                                             2009   0.685       0.972       141,642
                                                                             2008   1.204       0.685       134,780
                                                                             2007   1.094       1.204       176,430
                                                                             2006   1.018       1.094       134,961
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.795       2.223            --
                                                                             2014   3.085       2.795            --
                                                                             2013   3.148       3.085           940
                                                                             2012   2.813       3.148         1,217
                                                                             2011   3.380       2.813       202,469
                                                                             2010   2.906       3.380       287,243
                                                                             2009   1.702       2.906       270,100
                                                                             2008   3.640       1.702       291,433
                                                                             2007   2.858       3.640       478,477
                                                                             2006   2.255       2.858       399,870
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.633       1.511             8
                                                                             2014   1.858       1.633             8
                                                                             2013   1.528       1.858           148
                                                                             2012   1.307       1.528           148
                                                                             2011   1.478       1.307       233,787
                                                                             2010   1.379       1.478       377,664
                                                                             2009   1.017       1.379       493,181
                                                                             2008   1.725       1.017       521,238
                                                                             2007   1.511       1.725       663,119
                                                                             2006   1.258       1.511       628,465
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.094       1.123            --
                                                                             2014   0.986       1.094            --
                                                                             2013   0.755       0.986           102
                                                                             2012   0.652       0.755           102
                                                                             2011   0.671       0.652       645,943
                                                                             2010   0.540       0.671       587,522
                                                                             2009   0.378       0.540       856,753
                                                                             2008   0.681       0.378       900,842
                                                                             2007   0.566       0.681     1,723,293
                                                                             2006   0.505       0.566     2,028,176
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........... 2006   0.841       0.901            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).............................. 2006   1.564       1.763            --
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2015   2.607       2.327            --
                                                                             2014   2.592       2.607            --
                                                                             2013   1.952       2.592            49
                                                                             2012   1.712       1.952           139
                                                                             2011   1.863       1.712       153,894
                                                                             2010   1.508       1.863       165,126
                                                                             2009   1.148       1.508       190,008
                                                                             2008   1.811       1.148       188,453
                                                                             2007   1.879       1.811       327,506
                                                                             2006   1.706       1.879       478,170
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2015   2.536       2.488            --
                                                                             2014   2.371       2.536            --
                                                                             2013   2.392       2.371            26
                                                                             2012   2.113       2.392           137
                                                                             2011   2.031       2.113       117,234
                                                                             2010   1.841       2.031       142,149
                                                                             2009   1.393       1.841       277,286
                                                                             2008   1.829       1.393       297,612
                                                                             2007   1.820       1.829       414,846
                                                                             2006   1.786       1.820       521,451
 Templeton Growth Fund, Inc. (Class A) (8/96)............................... 2011   2.158       2.419            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   2.029       2.158       286,906
                                                                                  2009   1.568       2.029       595,226
                                                                                  2008   2.805       1.568       794,840
                                                                                  2007   2.776       2.805     1,081,415
                                                                                  2006   2.304       2.776     1,261,033
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 2007   1.117       1.170            --
                                                                                  2006   1.004       1.117       181,358
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.979       1.043            --
                                                                                  2006   0.922       0.979       980,369
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.243       2.180         5,100
                                                                                  2014   1.884       2.243         5,100
                                                                                  2013   1.289       1.884         5,100
                                                                                  2012   1.098       1.289        20,495
                                                                                  2011   1.083       1.098       897,412
                                                                                  2010   0.876       1.083     1,854,160
                                                                                  2009   0.658       0.876     2,241,622
                                                                                  2008   1.116       0.658     2,834,854
                                                                                  2007   1.112       1.116     4,340,022
                                                                                  2006   1.033       1.112     4,509,444
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.226       1.235            --
                                                                                  2013   0.938       1.226           784
                                                                                  2012   0.825       0.938           784
                                                                                  2011   0.889       0.825       266,676
                                                                                  2010   0.771       0.889       309,727
                                                                                  2009   0.603       0.771       501,951
                                                                                  2008   0.961       0.603       806,154
                                                                                  2007   1.009       0.961     1,058,315
                                                                                  2006   1.009       1.009            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.441       2.453             2
                                                                                  2014   2.223       2.441             2
                                                                                  2013   1.729       2.223             2
                                                                                  2012   1.508       1.729             2
                                                                                  2011   1.486       1.508       218,515
                                                                                  2010   1.334       1.486       247,746
                                                                                  2009   1.104       1.334       428,675
                                                                                  2008   1.580       1.104       602,265
                                                                                  2007   1.473       1.580       991,573
                                                                                  2006   1.297       1.473       875,665
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2015   2.166       2.050            --
                                                                                  2014   1.927       2.166            --
                                                                                  2013   1.547       1.927            --
                                                                                  2012   1.370       1.547            --
                                                                                  2011   1.284       1.370        93,860
                                                                                  2010   1.156       1.284        88,282
                                                                                  2009   0.951       1.156       150,919
                                                                                  2008   1.480       0.951       402,565
                                                                                  2007   1.468       1.480       546,506
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2015   3.015       3.274            --
                                                                                  2014   2.674       3.015            --
                                                                                  2013   1.961       2.674            --
                                                                                  2012   1.648       1.961            --
                                                                                  2011   1.677       1.648        75,508
                                                                                  2010   1.544       1.677        94,620
                                                                                  2009   1.096       1.544       195,080
                                                                                  2008   1.767       1.096       276,818
                                                                                  2007   1.697       1.767       593,946
                                                                                  2006   1.640       1.697       856,725
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2015   2.675       2.570            --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2014   2.421       2.675            --
                                                                                         2013   1.849       2.421           233
                                                                                         2012   1.605       1.849           233
                                                                                         2011   1.546       1.605        79,014
                                                                                         2010   1.428       1.546       239,395
                                                                                         2009   1.160       1.428       363,393
                                                                                         2008   1.821       1.160       433,864
                                                                                         2007   1.772       1.821       671,756
                                                                                         2006   1.515       1.772       864,371
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.557       2.418            --
                                                                                         2014   2.484       2.557            --
                                                                                         2013   1.708       2.484            --
                                                                                         2012   1.446       1.708            --
                                                                                         2011   1.442       1.446        84,576
                                                                                         2010   1.164       1.442       104,385
                                                                                         2009   0.825       1.164       137,537
                                                                                         2008   1.406       0.825       160,161
                                                                                         2007   1.361       1.406       279,169
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.817       0.797            --
                                                                                         2008   1.322       0.817     1,207,001
                                                                                         2007   1.274       1.322     2,006,844
                                                                                         2006   1.119       1.274     2,445,805
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2015   1.012       1.012            --
                                                                                         2014   1.012       1.012            --
                                                                                         2013   1.012       1.012            --
                                                                                         2012   1.012       1.012            --
                                                                                         2011   1.023       1.012            --
                                                                                         2010   0.947       1.023        71,605
                                                                                         2009   0.815       0.947       111,770
                                                                                         2008   1.046       0.815        94,084
                                                                                         2007   1.043       1.046       148,967
                                                                                         2006   1.013       1.043       134,351
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.523       1.555            --
                                                                                         2010   1.381       1.523       154,502
                                                                                         2009   1.170       1.381       160,053
                                                                                         2008   1.369       1.170       165,329
                                                                                         2007   1.357       1.369       128,012
                                                                                         2006   1.302       1.357       271,655
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.436       2.268            --
                                                                                         2014   2.491       2.436            --
                                                                                         2013   2.370       2.491            --
                                                                                         2012   2.026       2.370           567
                                                                                         2011   2.013       2.026       185,818
                                                                                         2010   1.771       2.013       128,046
                                                                                         2009   1.151       1.771       201,429
                                                                                         2008   1.683       1.151       146,594
                                                                                         2007   1.703       1.683       182,855
                                                                                         2006   1.556       1.703       323,110
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.243       1.238            --
                                                                                         2009   1.254       1.243     5,031,060
                                                                                         2008   1.235       1.254     5,194,208
                                                                                         2007   1.190       1.235     5,333,066
                                                                                         2006   1.150       1.190     6,294,165
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.278       2.394            --
                                                                                         2006   1.950       2.278       523,007
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.431       1.474            --
                                                                                         2006   1.285       1.431       823,560
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.295       1.384            --
                                                                                         2006   1.159       1.295       254,313
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.313       1.367            --
                                                                                         2006   1.132       1.313       473,811
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.381       1.525            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.244       1.381       319,234
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.651       2.560            --
                                                                          2007   2.528       2.651       169,852
                                                                          2006   2.646       2.528       402,426
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2015   2.275       2.168            --
                                                                          2014   2.221       2.275            --
                                                                          2013   2.044       2.221            48
                                                                          2012   1.768       2.044            48
                                                                          2011   1.742       1.768       115,948
                                                                          2010   1.515       1.742       164,817
                                                                          2009   1.039       1.515       193,499
                                                                          2008   1.385       1.039       145,561
                                                                          2007   1.363       1.385       217,664
                                                                          2006   1.288       1.363       167,065
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2015   1.238       1.209            --
                                                                          2014   1.101       1.238            --
                                                                          2013   1.073       1.101           151
                                                                          2012   0.859       1.073           151
                                                                          2011   0.917       0.859       231,257
                                                                          2010   0.797       0.917       319,256
                                                                          2009   0.596       0.797       291,554
                                                                          2008   1.032       0.596       298,975
                                                                          2007   1.224       1.032       393,741
                                                                          2006   1.003       1.224       490,036
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   3.959       4.129            --
                                                                          2013   3.100       3.959         1,159
                                                                          2012   2.552       3.100        13,174
                                                                          2011   2.784       2.552       363,314
                                                                          2010   2.566       2.784       423,487
                                                                          2009   1.812       2.566       759,325
                                                                          2008   3.151       1.812     1,090,442
                                                                          2007   2.442       3.151     1,765,259
                                                                          2006   2.374       2.442     1,749,372
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2015   4.649       4.423            --
                                                                          2014   4.117       4.649            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2015   2.302       2.179         3,095
                                                                          2014   2.464       2.302         3,095
                                                                          2013   1.905       2.464         3,172
                                                                          2012   1.487       1.905         3,172
                                                                          2011   1.748       1.487       239,659
                                                                          2010   1.515       1.748       245,744
                                                                          2009   0.985       1.515       388,068
                                                                          2008   1.681       0.985       634,402
                                                                          2007   1.714       1.681       905,553
                                                                          2006   1.550       1.714     1,007,096
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2015   2.496       2.321            --
                                                                          2014   2.308       2.496            --
                                                                          2013   1.724       2.308            --
                                                                          2012   1.471       1.724            97
                                                                          2011   1.509       1.471        50,755
                                                                          2010   1.328       1.509       101,056
                                                                          2009   1.061       1.328       176,885
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................ 2015   1.954       1.759            --
                                                                          2014   1.802       1.954            --
                                                                          2013   1.398       1.802           121
                                                                          2012   1.233       1.398         1,211
                                                                          2011   1.294       1.233       117,778
                                                                          2010   1.042       1.294       212,935
                                                                          2009   0.833       1.042       234,258
                                                                          2008   1.375       0.833       210,207
                                                                          2007   1.509       1.375       372,449
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2015   1.933       1.876            --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2014   1.859       1.933            --
                                                                       2013   1.738       1.859            40
                                                                       2012   1.552       1.738            40
                                                                       2011   1.497       1.552        75,828
                                                                       2010   1.337       1.497        58,976
                                                                       2009   0.986       1.337       160,070
                                                                       2008   1.222       0.986        68,252
                                                                       2007   1.156       1.222       138,765
                                                                       2006   1.100       1.156       130,494
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.768       0.731            --
                                                                       2008   1.353       0.768     1,729,418
                                                                       2007   1.223       1.353     2,251,590
                                                                       2006   1.234       1.223     2,408,970
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................ 2013   2.419       2.572            --
                                                                       2012   1.999       2.419         2,857
                                                                       2011   2.421       1.999       199,888
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........ 2015   1.357       1.315            --
                                                                       2014   1.306       1.357            --
                                                                       2013   1.019       1.306            --
                                                                       2012   0.883       1.019            --
                                                                       2011   1.029       0.883       186,567
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.......... 2015   2.463       2.305            --
                                                                       2014   2.448       2.463            --
                                                                       2013   1.869       2.448            21
                                                                       2012   1.602       1.869           600
                                                                       2011   1.779       1.602       176,404
                                                                       2010   1.500       1.779       229,091
                                                                       2009   1.200       1.500       419,264
                                                                       2008   1.728       1.200       431,957
                                                                       2007   1.802       1.728       635,674
                                                                       2006   1.763       1.802        79,824
 MIST MLA Mid Cap Subaccount (Class A) (4/08)......................... 2013   2.627       2.851            --
                                                                       2012   2.515       2.627            35
                                                                       2011   2.680       2.515        44,627
                                                                       2010   2.199       2.680        39,583
                                                                       2009   1.621       2.199        85,054
                                                                       2008   2.555       1.621       102,260
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)........... 2015   1.179       1.213         7,304
                                                                       2014   1.166       1.179         7,304
                                                                       2013   1.015       1.166         7,304
 MIST PIMCO Total Return Subaccount (Class B) (5/09).................. 2015   1.948       1.926             2
                                                                       2014   1.890       1.948             2
                                                                       2013   1.948       1.890             2
                                                                       2012   1.803       1.948             2
                                                                       2011   1.766       1.803       460,606
                                                                       2010   1.651       1.766       819,411
                                                                       2009   1.477       1.651     1,066,119
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................ 2015   2.339       2.315            --
                                                                       2014   2.127       2.339            --
                                                                       2013   1.616       2.127            --
                                                                       2012   1.478       1.616            95
                                                                       2011   1.565       1.478         1,899
                                                                       2010   1.362       1.565         6,792
                                                                       2009   1.111       1.362        16,009
                                                                       2008   1.673       1.111        25,369
                                                                       2007   1.611       1.673        45,112
                                                                       2006   1.493       1.611        27,448
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............ 2015   2.661       2.598            --
                                                                       2014   2.573       2.661            --
                                                                       2013   2.561       2.573           482
                                                                       2012   2.320       2.561           482
                                                                       2011   2.264       2.320        85,736
                                                                       2010   2.040       2.264       175,189
                                                                       2009   1.550       2.040       200,746
                                                                       2008   1.756       1.550       139,377
                                                                       2007   1.665       1.756       188,762
                                                                       2006   1.602       1.665       143,773

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2015   1.552       1.480         8,080
                                                                           2014   1.385       1.552         8,080
                                                                           2013   1.047       1.385         8,080
                                                                           2012   0.897       1.047        22,268
                                                                           2011   0.945       0.897       598,086
                                                                           2010   0.817       0.945     1,172,876
                                                                           2009   0.697       0.817     1,839,709
                                                                           2008   1.107       0.697     2,366,285
                                                                           2007   1.079       1.107     3,417,454
                                                                           2006   1.001       1.079     2,947,792
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2015   1.354       1.292           784
                                                                           2014   1.236       1.354           784
 MIST WMC Large Cap Research Subaccount (Class A) (4/06).................. 2007   1.148       1.206            --
                                                                           2006   1.080       1.148       315,570
 MIST WMC Large Cap Research Subaccount (Class E) (4/07).................. 2015   1.633       1.687            --
                                                                           2014   1.453       1.633            --
                                                                           2013   1.095       1.453            --
                                                                           2012   0.975       1.095            --
                                                                           2011   0.984       0.975        72,485
                                                                           2010   0.884       0.984       292,180
                                                                           2009   0.750       0.884       238,177
                                                                           2008   1.209       0.750       218,261
                                                                           2007   1.196       1.209       199,001
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.342       1.387            --
                                                                           2006   1.300       1.342     1,081,464
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.158       1.244            --
                                                                           2006   0.925       1.158       994,281
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.146       1.199            --
                                                                           2006   1.029       1.146       742,101
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.352       1.353            --
                                                                           2006   1.203       1.352       519,324
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10)....................... 2015   1.176       1.163         4,194
                                                                           2014   1.189       1.176         4,194
                                                                           2013   1.202       1.189         5,913
                                                                           2012   1.216       1.202         9,209
                                                                           2011   1.229       1.216     2,112,413
                                                                           2010   1.238       1.229     2,418,437
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2015   1.775       1.760         2,253
                                                                           2014   1.696       1.775         2,253
                                                                           2013   1.756       1.696         2,260
                                                                           2012   1.709       1.756         4,272
                                                                           2011   1.607       1.709       465,499
                                                                           2010   1.532       1.607       432,369
                                                                           2009   1.473       1.532       413,180
                                                                           2008   1.405       1.473       566,563
                                                                           2007   1.385       1.405       693,092
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2015   1.985       1.975            --
                                                                           2014   1.874       1.985            --
                                                                           2013   1.909       1.874            --
                                                                           2012   1.795       1.909         1,389
                                                                           2011   1.703       1.795       226,862
                                                                           2010   1.589       1.703       178,598
                                                                           2009   1.468       1.589       326,391
                                                                           2008   1.537       1.468       339,485
                                                                           2007   1.462       1.537       393,280
                                                                           2006   1.403       1.462       360,607
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2015   2.298       2.415            --
                                                                           2014   2.134       2.298            --
                                                                           2013   1.607       2.134            --
                                                                           2012   1.421       1.607         1,708
                                                                           2011   1.578       1.421       464,292
                                                                           2010   1.331       1.578       553,887
                                                                           2009   1.054       1.331     1,292,611

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.981       1.026            --
                                                                       2008   1.798       0.981       961,028
                                                                       2007   1.749       1.798     1,358,590
                                                                       2006   1.720       1.749     1,509,739
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.897       2.092            --
                                                                       2012   1.659       1.897           828
                                                                       2011   1.789       1.659        96,286
                                                                       2010   1.580       1.789       101,900
                                                                       2009   1.313       1.580       354,035
                                                                       2008   2.176       1.313       325,210
                                                                       2007   2.114       2.176       397,052
                                                                       2006   2.054       2.114       529,907
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2015   1.023       1.039            --
                                                                       2014   0.931       1.023            --
                                                                       2013   0.710       0.931            92
                                                                       2012   0.647       0.710            92
                                                                       2011   0.676       0.647       346,735
                                                                       2010   0.593       0.676       493,555
                                                                       2009   0.402       0.593       982,735
                                                                       2008   0.749       0.402     1,190,454
                                                                       2007   0.629       0.749     1,465,302
                                                                       2006   0.642       0.629     1,407,324
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2015   1.433       1.567            --
                                                                       2014   1.332       1.433            --
                                                                       2013   0.985       1.332            --
                                                                       2012   0.862       0.985            --
                                                                       2011   0.870       0.862        68,284
                                                                       2010   0.790       0.870        80,111
                                                                       2009   0.572       0.790        51,099
                                                                       2008   0.861       0.572       100,833
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.951       1.032            --
                                                                       2010   0.831       0.951       328,469
                                                                       2009   0.639       0.831       748,774
                                                                       2008   1.085       0.639       399,636
                                                                       2007   1.062       1.085       373,615
                                                                       2006   1.000       1.062         7,941
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2015   1.409       1.386            --
                                                                       2014   1.364       1.409            --
                                                                       2013   1.322       1.364            --
                                                                       2012   1.224       1.322           142
                                                                       2011   1.199       1.224        39,495
                                                                       2010   1.102       1.199       176,990
                                                                       2009   0.924       1.102       233,369
                                                                       2008   1.091       0.924       154,771
                                                                       2007   1.045       1.091       135,437
                                                                       2006   1.000       1.045            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2015   1.430       1.399            --
                                                                       2014   1.378       1.430            --
                                                                       2013   1.256       1.378            --
                                                                       2012   1.139       1.256            --
                                                                       2011   1.140       1.139        31,267
                                                                       2010   1.033       1.140       221,747
                                                                       2009   0.845       1.033       267,653
                                                                       2008   1.089       0.845        98,816
                                                                       2007   1.051       1.089        11,178
                                                                       2006   1.000       1.051        15,608
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2015   1.428       1.394            --
                                                                       2014   1.374       1.428            --
                                                                       2013   1.177       1.374            --
                                                                       2012   1.051       1.177            --
                                                                       2011   1.078       1.051        88,167
                                                                       2010   0.963       1.078       538,876
                                                                       2009   0.769       0.963       833,185
                                                                       2008   1.090       0.769       213,233
                                                                       2007   1.056       1.090        87,968
                                                                       2006   1.000       1.056        19,600
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2015   1.408       1.369            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2014   1.353       1.408            --
                                                                        2013   1.100       1.353            61
                                                                        2012   0.964       1.100            61
                                                                        2011   1.013       0.964       301,762
                                                                        2010   0.893       1.013       508,521
                                                                        2009   0.699       0.893     1,003,344
                                                                        2008   1.090       0.699       323,257
                                                                        2007   1.061       1.090       172,480
                                                                        2006   1.000       1.061        44,768
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................ 2015   1.806       1.807        10,588
                                                                        2014   1.610       1.806        10,588
                                                                        2013   1.233       1.610        10,647
                                                                        2012   1.077       1.233        29,678
                                                                        2011   1.070       1.077       832,289
                                                                        2010   0.942       1.070       973,209
                                                                        2009   0.754       0.942     1,710,645
                                                                        2008   1.212       0.754       520,320
                                                                        2007   1.222       1.212       548,504
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2015   3.140       3.095            --
                                                                        2014   2.928       3.140            --
                                                                        2013   2.493       2.928            50
                                                                        2012   2.264       2.493           435
                                                                        2011   2.239       2.264       161,692
                                                                        2010   2.061       2.239       503,636
                                                                        2009   1.760       2.061       817,577
                                                                        2008   2.291       1.760     1,084,489
                                                                        2007   2.223       2.291     1,153,088
                                                                        2006   2.073       2.223     1,110,138
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2015   2.251       2.223            --
                                                                        2014   2.054       2.251            --
                                                                        2013   1.530       2.054            37
                                                                        2012   1.326       1.530           377
                                                                        2011   1.329       1.326       130,318
                                                                        2010   1.206       1.329       184,149
                                                                        2009   1.009       1.206       290,238
                                                                        2008   1.512       1.009       293,981
                                                                        2007   1.421       1.512       420,480
                                                                        2006   1.281       1.421       326,696
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2015   1.086       1.062            --
                                                                        2014   1.168       1.086            --
                                                                        2013   0.969       1.168           236
                                                                        2012   0.828       0.969         1,557
                                                                        2011   0.957       0.828       411,735
                                                                        2010   0.894       0.957       399,527
                                                                        2009   0.703       0.894       466,267
                                                                        2008   1.226       0.703       455,039
                                                                        2007   1.256       1.226       615,319
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2015   3.558       3.540            --
                                                                        2014   3.597       3.558            --
                                                                        2013   2.871       3.597            35
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2015   2.148       2.033         4,098
                                                                        2014   2.067       2.148         4,098
                                                                        2013   1.508       2.067         4,099
                                                                        2012   1.311       1.508         4,258
                                                                        2011   1.382       1.311       209,565
                                                                        2010   1.101       1.382       277,364
                                                                        2009   0.883       1.101       386,649
                                                                        2008   1.343       0.883       346,561
                                                                        2007   1.382       1.343       480,228
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2015   1.836       2.006            --
                                                                        2014   1.705       1.836            --
                                                                        2013   1.242       1.705            --
                                                                        2012   1.059       1.242            --
                                                                        2011   1.085       1.059       112,287
                                                                        2010   0.940       1.085       207,256
                                                                        2009   0.664       0.940       294,293
                                                                        2008   1.158       0.664       303,614
                                                                        2007   1.072       1.158       339,239
                                                                        2006   0.998       1.072       354,808

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2015   2.507
                                                                                           2014   2.377
                                                                                           2013   1.667
                                                                                           2012   1.454
                                                                                           2011   1.449
                                                                                           2010   1.088
                                                                                           2009   0.793
                                                                                           2008   1.203
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2015   1.810
                                                                                           2014   1.738
                                                                                           2013   1.743
                                                                                           2012   1.583
                                                                                           2011   1.560
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2015   1.292
                                                                                           2014   1.268
                                                                                           2013   1.290
                                                                                           2012   1.260
                                                                                           2011   1.206
                                                                                           2010   1.150
                                                                                           2009   1.113
                                                                                           2008   1.128
                                                                                           2007   1.091
                                                                                           2006   1.051
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 2015   1.726
                                                                                           2014   1.578
                                                                                           2013   1.193
                                                                                           2012   1.069
                                                                                           2011   1.126
                                                                                           2010   1.017
                                                                                           2009   0.779
                                                                                           2008   1.257
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.125
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.423
                                                                                           2008   1.373
                                                                                           2007   1.276
                                                                                           2006   1.243
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.001
                                                                                           2006   1.725
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)..................................... 2006   1.157
 Travelers Convertible Securities Subaccount (5/04)....................................... 2006   1.030
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................................... 2006   2.418
 Travelers Equity Income Subaccount (10/96)............................................... 2006   1.952
 Travelers Federated High Yield Subaccount (11/96)........................................ 2006   1.254
 Travelers Large Cap Subaccount (9/96).................................................... 2006   1.666
 Travelers Mercury Large Cap Core Subaccount (6/98)....................................... 2006   1.016
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01).................................. 2006   0.606
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................................... 2006   2.005
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.184
 Travelers Mondrian International Stock Subaccount (9/96)................................. 2006   1.347
 Travelers Pioneer Fund Subaccount (5/03)................................................. 2006   1.405
 Travelers Pioneer Strategic Income Subaccount (9/96)..................................... 2006   1.583
 Travelers Quality Bond Subaccount (7/97)................................................. 2006   1.413
 Travelers Strategic Equity Subaccount (9/96)............................................. 2006   1.653
 Travelers U.S. Government Securities Subaccount (5/04)................................... 2006   1.088



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.540             1
                                                                                           2.507             1
                                                                                           2.377         1,494
                                                                                           1.667         3,815
                                                                                           1.454       594,620
                                                                                           1.449       551,676
                                                                                           1.088       739,229
                                                                                           0.793       951,760
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.754            --
                                                                                           1.810            --
                                                                                           1.738            68
                                                                                           1.743            68
                                                                                           1.583        37,493
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.287            --
                                                                                           1.292            --
                                                                                           1.268           126
                                                                                           1.290           126
                                                                                           1.260       103,317
                                                                                           1.206       433,422
                                                                                           1.150       458,001
                                                                                           1.113       363,007
                                                                                           1.128       402,068
                                                                                           1.091       433,175
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 1.748             2
                                                                                           1.726             2
                                                                                           1.578             2
                                                                                           1.193             2
                                                                                           1.069       152,173
                                                                                           1.126       207,792
                                                                                           1.017       319,267
                                                                                           0.779       396,190
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.191            --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.473            --
                                                                                           1.423       788,626
                                                                                           1.373       661,526
                                                                                           1.276     1,498,073
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.140            --
                                                                                           2.001       420,402
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)..................................... 1.234            --
 Travelers Convertible Securities Subaccount (5/04)....................................... 1.100            --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................................... 2.646            --
 Travelers Equity Income Subaccount (10/96)............................................... 2.054            --
 Travelers Federated High Yield Subaccount (11/96)........................................ 1.288            --
 Travelers Large Cap Subaccount (9/96).................................................... 1.720            --
 Travelers Mercury Large Cap Core Subaccount (6/98)....................................... 1.080            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01).................................. 0.642            --
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................................... 2.073            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.281            --
 Travelers Mondrian International Stock Subaccount (9/96)................................. 1.550            --
 Travelers Pioneer Fund Subaccount (5/03)................................................. 1.493            --
 Travelers Pioneer Strategic Income Subaccount (9/96)..................................... 1.602            --
 Travelers Quality Bond Subaccount (7/97)................................................. 1.403            --
 Travelers Strategic Equity Subaccount (9/96)............................................. 1.727            --
 Travelers U.S. Government Securities Subaccount (5/04)................................... 1.051            --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.659       1.794            --
                                                                      2013   1.413       1.659            --
                                                                      2012   1.291       1.413            --
                                                                      2011   1.305       1.291       190,974
                                                                      2010   1.177       1.305       319,209
                                                                      2009   0.968       1.177       190,020
                                                                      2008   1.309       0.968       103,062
                                                                      2007   1.194       1.309       144,692
                                                                      2006   1.121       1.194       158,326
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.056       1.026            --
                                                                      2008   1.663       1.056       115,238
                                                                      2007   1.722       1.663       108,259
                                                                      2006   1.500       1.722       201,920





                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)....................................... 2006   1.472       1.472            --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)........ 2006   2.956       2.956            --
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)........ 2006   1.114       1.166            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)......... 2006   0.885       0.868            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).......... 2008   0.893       0.853            --
                                                                         2007   0.775       0.893       393,619
                                                                         2006   0.764       0.775       350,483
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............... 2015   2.237       2.364            --
                                                                         2014   2.213       2.237            --
                                                                         2013   1.734       2.213             8
                                                                         2012   1.432       1.734        18,027
                                                                         2011   1.590       1.432       586,606
                                                                         2010   1.440       1.590     1,521,615
                                                                         2009   1.024       1.440     1,685,854
                                                                         2008   1.683       1.024     1,701,497
                                                                         2007   1.483       1.683     1,788,604
                                                                         2006   1.246       1.483       867,958
 American Funds Growth Subaccount (Class 2) (5/04)...................... 2015   2.051       2.165            --
                                                                         2014   1.913       2.051            --
                                                                         2013   1.488       1.913           391
                                                                         2012   1.277       1.488        26,585
                                                                         2011   1.350       1.277     1,738,663
                                                                         2010   1.152       1.350     3,427,698
                                                                         2009   0.836       1.152     3,617,677
                                                                         2008   1.510       0.836     3,729,582
                                                                         2007   1.361       1.510     4,736,887
                                                                         2006   1.249       1.361     2,718,878
 American Funds Growth-Income Subaccount (Class 2) (5/04)............... 2015   1.898       1.903            --
                                                                         2014   1.737       1.898            --
                                                                         2013   1.317       1.737            10
                                                                         2012   1.134       1.317           686
                                                                         2011   1.169       1.134     1,011,485
                                                                         2010   1.062       1.169     2,001,239
                                                                         2009   0.819       1.062     1,788,504
                                                                         2008   1.334       0.819     1,698,847
                                                                         2007   1.285       1.334     2,382,237
                                                                         2006   1.129       1.285     1,174,760
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)....................................... 2006   2.379       2.357            --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)....................... 2006   1.741       2.282            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.305       1.250            --
                                                                             2007   1.233       1.305     2,194,071
                                                                             2006   1.071       1.233     2,449,391
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.259       1.190            --
                                                                             2007   1.432       1.259     3,785,017
                                                                             2006   1.397       1.432     4,848,204
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2015   2.439       2.420            --
                                                                             2014   2.211       2.439            --
                                                                             2013   1.708       2.211           342
                                                                             2012   1.489       1.708        21,446
                                                                             2011   1.550       1.489     1,306,030
                                                                             2010   1.342       1.550     2,397,318
                                                                             2009   1.002       1.342     2,360,526
                                                                             2008   1.770       1.002     2,305,152
                                                                             2007   1.527       1.770     2,871,134
                                                                             2006   1.387       1.527     2,160,030
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.336       3.243           154
                                                                             2014   3.185       3.336           154
                                                                             2013   2.372       3.185           154
                                                                             2012   2.096       2.372        47,081
                                                                             2011   2.379       2.096     1,095,112
                                                                             2010   1.873       2.379     2,307,267
                                                                             2009   1.356       1.873     2,195,655
                                                                             2008   2.273       1.356     2,299,624
                                                                             2007   1.995       2.273     3,396,263
                                                                             2006   1.796       1.995     2,717,256
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.460       1.707            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.814       1.745           296
                                                                             2014   1.709       1.814           296
                                                                             2013   1.252       1.709           313
                                                                             2012   1.143       1.252           638
                                                                             2011   1.215       1.143       296,821
                                                                             2010   0.964       1.215       563,723
                                                                             2009   0.679       0.964       578,699
                                                                             2008   1.196       0.679       591,430
                                                                             2007   1.088       1.196       728,317
                                                                             2006   1.013       1.088       659,806
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.763       2.195            79
                                                                             2014   3.052       2.763            79
                                                                             2013   3.118       3.052            79
                                                                             2012   2.789       3.118           757
                                                                             2011   3.354       2.789       403,575
                                                                             2010   2.887       3.354       920,185
                                                                             2009   1.693       2.887     1,031,411
                                                                             2008   3.623       1.693       992,574
                                                                             2007   2.847       3.623     1,495,640
                                                                             2006   2.249       2.847       879,961
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.616       1.493            --
                                                                             2014   1.840       1.616            --
                                                                             2013   1.515       1.840            13
                                                                             2012   1.297       1.515        16,335
                                                                             2011   1.468       1.297       627,988
                                                                             2010   1.371       1.468     1,438,619
                                                                             2009   1.012       1.371     1,377,122
                                                                             2008   1.719       1.012     1,614,440
                                                                             2007   1.507       1.719     2,065,246
                                                                             2006   1.256       1.507     1,393,677
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.079       1.106           512

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2014   0.973       1.079            512
                                                                                  2013   0.745       0.973            512
                                                                                  2012   0.645       0.745          9,786
                                                                                  2011   0.664       0.645        997,489
                                                                                  2010   0.535       0.664      2,098,439
                                                                                  2009   0.375       0.535      2,563,550
                                                                                  2008   0.676       0.375      2,701,046
                                                                                  2007   0.562       0.676      3,769,349
                                                                                  2006   0.502       0.562      3,117,374
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................ 2006   0.836       0.896             --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.560       1.757             --
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2015   2.572       2.293             22
                                                                                  2014   2.559       2.572             22
                                                                                  2013   1.929       2.559         13,477
                                                                                  2012   1.693       1.929         22,355
                                                                                  2011   1.845       1.693        258,834
                                                                                  2010   1.495       1.845        550,421
                                                                                  2009   1.139       1.495        694,486
                                                                                  2008   1.799       1.139        831,829
                                                                                  2007   1.869       1.799      1,237,679
                                                                                  2006   1.698       1.869      1,431,951
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2015   2.496       2.447             15
                                                                                  2014   2.336       2.496            733
                                                                                  2013   2.359       2.336            743
                                                                                  2012   2.086       2.359         14,669
                                                                                  2011   2.007       2.086        316,517
                                                                                  2010   1.822       2.007        979,162
                                                                                  2009   1.379       1.822        990,690
                                                                                  2008   1.813       1.379      1,111,634
                                                                                  2007   1.806       1.813      1,724,627
                                                                                  2006   1.773       1.806      2,189,826
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.133       2.390             --
                                                                                  2010   2.007       2.133      1,464,347
                                                                                  2009   1.553       2.007      1,571,710
                                                                                  2008   2.781       1.553      2,166,454
                                                                                  2007   2.754       2.781      3,240,480
                                                                                  2006   2.288       2.754      4,265,798
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 2007   1.110       1.163             --
                                                                                  2006   0.999       1.110        166,387
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.973       1.037             --
                                                                                  2006   0.917       0.973      2,175,821
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.210       2.146          1,745
                                                                                  2014   1.858       2.210          1,745
                                                                                  2013   1.272       1.858          1,849
                                                                                  2012   1.085       1.272        129,939
                                                                                  2011   1.071       1.085      3,332,686
                                                                                  2010   0.867       1.071      7,481,745
                                                                                  2009   0.652       0.867      8,943,247
                                                                                  2008   1.108       0.652     10,579,021
                                                                                  2007   1.105       1.108     16,511,250
                                                                                  2006   1.028       1.105     18,122,589
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.214       1.222             --
                                                                                  2013   0.930       1.214         13,058
                                                                                  2012   0.819       0.930         26,443
                                                                                  2011   0.883       0.819      1,337,263
                                                                                  2010   0.767       0.883      2,094,228
                                                                                  2009   0.600       0.767      2,066,524
                                                                                  2008   0.957       0.600      2,580,673
                                                                                  2007   1.005       0.957      3,340,881
                                                                                  2006   1.005       1.005             --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.402       2.412             59

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2014   2.190       2.402            59
                                                                                     2013   1.705       2.190            59
                                                                                     2012   1.489       1.705         6,293
                                                                                     2011   1.468       1.489       778,350
                                                                                     2010   1.319       1.468     1,672,270
                                                                                     2009   1.094       1.319     2,187,318
                                                                                     2008   1.566       1.094     2,765,918
                                                                                     2007   1.462       1.566     3,702,559
                                                                                     2006   1.288       1.462     3,840,699
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).......... 2015   2.132       2.016           121
                                                                                     2014   1.899       2.132           121
                                                                                     2013   1.526       1.899           180
                                                                                     2012   1.353       1.526           292
                                                                                     2011   1.269       1.353       405,804
                                                                                     2010   1.144       1.269       662,227
                                                                                     2009   0.942       1.144       621,507
                                                                                     2008   1.467       0.942     1,056,578
                                                                                     2007   1.456       1.467     1,989,956
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).......... 2015   2.968       3.219            30
                                                                                     2014   2.635       2.968            30
                                                                                     2013   1.934       2.635            30
                                                                                     2012   1.627       1.934         2,250
                                                                                     2011   1.657       1.627       333,536
                                                                                     2010   1.527       1.657       662,287
                                                                                     2009   1.085       1.527       759,254
                                                                                     2008   1.752       1.085     1,245,864
                                                                                     2007   1.684       1.752     2,161,211
                                                                                     2006   1.629       1.684     2,313,422
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........... 2015   2.633       2.527           174
                                                                                     2014   2.385       2.633           174
                                                                                     2013   1.824       2.385           174
                                                                                     2012   1.584       1.824         5,427
                                                                                     2011   1.528       1.584       363,040
                                                                                     2010   1.413       1.528       850,498
                                                                                     2009   1.148       1.413     1,158,869
                                                                                     2008   1.805       1.148     1,391,111
                                                                                     2007   1.759       1.805     2,673,586
                                                                                     2006   1.505       1.759     3,480,461
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........... 2015   2.522       2.383            --
                                                                                     2014   2.452       2.522            --
                                                                                     2013   1.688       2.452         1,986
                                                                                     2012   1.430       1.688         4,338
                                                                                     2011   1.428       1.430       195,286
                                                                                     2010   1.154       1.428       407,878
                                                                                     2009   0.818       1.154       534,450
                                                                                     2008   1.397       0.818       595,684
                                                                                     2007   1.352       1.397       813,333
 LMPVET Equity Index Subaccount (Class II) (5/04)................................... 2009   0.814       0.793            --
                                                                                     2008   1.317       0.814     3,252,962
                                                                                     2007   1.271       1.317     5,341,167
                                                                                     2006   1.117       1.271     4,940,212
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)............. 2015   1.004       1.004            --
                                                                                     2014   1.004       1.004            --
                                                                                     2013   1.004       1.004            --
                                                                                     2012   1.004       1.004            --
                                                                                     2011   1.015       1.004            --
                                                                                     2010   0.941       1.015       420,282
                                                                                     2009   0.811       0.941       413,773
                                                                                     2008   1.041       0.811       328,180
                                                                                     2007   1.040       1.041       216,147
                                                                                     2006   1.011       1.040       194,793
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)....... 2011   1.505       1.537            --
                                                                                     2010   1.366       1.505       282,086
                                                                                     2009   1.158       1.366       310,109
                                                                                     2008   1.357       1.158       334,030
                                                                                     2007   1.347       1.357       595,911
                                                                                     2006   1.293       1.347       390,972

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.398       2.231             --
                                                                                         2014   2.455       2.398             --
                                                                                         2013   2.338       2.455             --
                                                                                         2012   2.000       2.338          3,179
                                                                                         2011   1.990       2.000        308,755
                                                                                         2010   1.752       1.990        650,316
                                                                                         2009   1.140       1.752        616,959
                                                                                         2008   1.668       1.140        619,008
                                                                                         2007   1.689       1.668        879,643
                                                                                         2006   1.545       1.689      1,115,249
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.229       1.224             --
                                                                                         2009   1.241       1.229     12,762,892
                                                                                         2008   1.224       1.241     16,985,237
                                                                                         2007   1.181       1.224     18,903,790
                                                                                         2006   1.143       1.181     19,398,431
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.260       2.374             --
                                                                                         2006   1.937       2.260      1,730,108
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.419       1.462             --
                                                                                         2006   1.276       1.419      2,112,501
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.287       1.376             --
                                                                                         2006   1.154       1.287        720,717
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.309       1.363             --
                                                                                         2006   1.130       1.309      1,283,422
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.378       1.520             --
                                                                                         2006   1.242       1.378        842,446
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.628       2.536             --
                                                                                         2007   2.508       2.628        630,126
                                                                                         2006   2.627       2.508        635,313
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2015   2.239       2.132             --
                                                                                         2014   2.189       2.239             --
                                                                                         2013   2.016       2.189             --
                                                                                         2012   1.745       2.016         13,057
                                                                                         2011   1.721       1.745        290,953
                                                                                         2010   1.499       1.721        644,252
                                                                                         2009   1.029       1.499        463,145
                                                                                         2008   1.373       1.029        526,284
                                                                                         2007   1.352       1.373        725,156
                                                                                         2006   1.279       1.352        479,739
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2015   1.227       1.197             --
                                                                                         2014   1.092       1.227             --
                                                                                         2013   1.065       1.092             --
                                                                                         2012   0.854       1.065             --
                                                                                         2011   0.912       0.854        440,717
                                                                                         2010   0.794       0.912      1,087,199
                                                                                         2009   0.595       0.794      1,236,708
                                                                                         2008   1.030       0.595        996,672
                                                                                         2007   1.223       1.030      1,194,039
                                                                                         2006   1.003       1.223      1,366,730
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)...................... 2014   3.901       4.067             --
                                                                                         2013   3.058       3.901         46,825
                                                                                         2012   2.519       3.058         83,481
                                                                                         2011   2.751       2.519        947,150
                                                                                         2010   2.539       2.751      2,253,638
                                                                                         2009   1.794       2.539      2,709,138
                                                                                         2008   3.123       1.794      3,474,381
                                                                                         2007   2.423       3.123      4,387,779
                                                                                         2006   2.357       2.423      4,882,564
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)......................... 2015   4.576       4.349            114
                                                                                         2014   4.055       4.576          8,461
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........................ 2015   2.266       2.143             --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2014   2.428       2.266            --
                                                                       2013   1.878       2.428            --
                                                                       2012   1.468       1.878        20,291
                                                                       2011   1.728       1.468       779,737
                                                                       2010   1.499       1.728     1,646,698
                                                                       2009   0.976       1.499     2,049,145
                                                                       2008   1.666       0.976     2,147,433
                                                                       2007   1.700       1.666     3,383,241
                                                                       2006   1.539       1.700     3,707,912
 MIST Invesco Comstock Subaccount (Class B) (5/09).................... 2015   2.467       2.292            --
                                                                       2014   2.284       2.467            --
                                                                       2013   1.707       2.284            --
                                                                       2012   1.458       1.707           530
                                                                       2011   1.497       1.458       183,048
                                                                       2010   1.319       1.497       658,049
                                                                       2009   1.054       1.319       604,024
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............. 2015   1.933       1.739            --
                                                                       2014   1.785       1.933            --
                                                                       2013   1.386       1.785            --
                                                                       2012   1.223       1.386         4,657
                                                                       2011   1.285       1.223       364,708
                                                                       2010   1.036       1.285       669,933
                                                                       2009   0.829       1.036       695,285
                                                                       2008   1.370       0.829       785,878
                                                                       2007   1.505       1.370     1,258,998
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).......... 2015   1.912       1.854            --
                                                                       2014   1.841       1.912            --
                                                                       2013   1.723       1.841            69
                                                                       2012   1.540       1.723           221
                                                                       2011   1.487       1.540       193,512
                                                                       2010   1.330       1.487       577,176
                                                                       2009   0.982       1.330       471,414
                                                                       2008   1.217       0.982       393,134
                                                                       2007   1.153       1.217       753,584
                                                                       2006   1.097       1.153       587,624
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.764       0.727            --
                                                                       2008   1.349       0.764     2,502,205
                                                                       2007   1.220       1.349     4,231,792
                                                                       2006   1.231       1.220     5,869,215
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................ 2013   2.385       2.536            --
                                                                       2012   1.974       2.385         7,613
                                                                       2011   2.392       1.974       558,064
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........ 2015   1.345       1.303            --
                                                                       2014   1.296       1.345            --
                                                                       2013   1.013       1.296            --
                                                                       2012   0.878       1.013            --
                                                                       2011   1.024       0.878       381,535
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.......... 2015   2.435       2.275            --
                                                                       2014   2.422       2.435            --
                                                                       2013   1.851       2.422         3,158
                                                                       2012   1.588       1.851         3,847
                                                                       2011   1.766       1.588       419,458
                                                                       2010   1.490       1.766       982,639
                                                                       2009   1.193       1.490     1,164,909
                                                                       2008   1.720       1.193     1,304,727
                                                                       2007   1.796       1.720     1,772,826
                                                                       2006   1.757       1.796       292,039
 MIST MLA Mid Cap Subaccount (Class A) (4/08)......................... 2013   2.590       2.811            --
                                                                       2012   2.483       2.590            --
                                                                       2011   2.649       2.483        90,274
                                                                       2010   2.175       2.649       390,361
                                                                       2009   1.605       2.175       432,010
                                                                       2008   2.531       1.605       441,896
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)........... 2015   1.177       1.210            44
                                                                       2014   1.165       1.177         7,024
                                                                       2013   1.015       1.165        11,440
 MIST PIMCO Total Return Subaccount (Class B) (5/09).................. 2015   1.921       1.898             4

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2014   1.866       1.921             4
                                                                           2013   1.925       1.866            64
                                                                           2012   1.783       1.925        18,692
                                                                           2011   1.749       1.783     1,024,401
                                                                           2010   1.637       1.749     2,735,065
                                                                           2009   1.465       1.637     2,701,876
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2015   2.312       2.285            --
                                                                           2014   2.105       2.312            --
                                                                           2013   1.601       2.105            --
                                                                           2012   1.465       1.601            --
                                                                           2011   1.553       1.465        57,813
                                                                           2010   1.353       1.553        54,490
                                                                           2009   1.105       1.353        55,915
                                                                           2008   1.665       1.105        59,627
                                                                           2007   1.605       1.665        45,109
                                                                           2006   1.489       1.605        56,873
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2015   2.619       2.555            --
                                                                           2014   2.535       2.619            --
                                                                           2013   2.526       2.535            47
                                                                           2012   2.291       2.526            47
                                                                           2011   2.237       2.291       286,182
                                                                           2010   2.018       2.237       561,712
                                                                           2009   1.535       2.018       591,980
                                                                           2008   1.740       1.535       571,953
                                                                           2007   1.652       1.740       609,762
                                                                           2006   1.590       1.652       404,899
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2015   1.539       1.466         1,416
                                                                           2014   1.375       1.539         3,351
                                                                           2013   1.040       1.375         8,662
                                                                           2012   0.892       1.040        24,625
                                                                           2011   0.941       0.892     2,155,714
                                                                           2010   0.814       0.941     4,543,241
                                                                           2009   0.695       0.814     4,813,907
                                                                           2008   1.105       0.695     5,771,799
                                                                           2007   1.079       1.105     8,236,382
                                                                           2006   1.001       1.079     8,652,586
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2015   1.339       1.277            --
                                                                           2014   1.224       1.339            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06).................. 2007   1.139       1.196            --
                                                                           2006   1.073       1.139       583,463
 MIST WMC Large Cap Research Subaccount (Class E) (4/07).................. 2015   1.607       1.659            --
                                                                           2014   1.432       1.607            --
                                                                           2013   1.080       1.432            --
                                                                           2012   0.963       1.080            --
                                                                           2011   0.973       0.963       272,020
                                                                           2010   0.874       0.973       668,719
                                                                           2009   0.742       0.874       483,318
                                                                           2008   1.198       0.742       491,059
                                                                           2007   1.186       1.198       621,422
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.333       1.377            --
                                                                           2006   1.294       1.333     2,532,392
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.150       1.235            --
                                                                           2006   0.920       1.150     2,124,768
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.140       1.191            --
                                                                           2006   1.025       1.140     2,033,614
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.344       1.343            --
                                                                           2006   1.196       1.344     2,176,793
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10)....................... 2015   1.158       1.144         9,133
                                                                           2014   1.172       1.158        10,033
                                                                           2013   1.186       1.172        64,312
                                                                           2012   1.200       1.186       247,430
                                                                           2011   1.215       1.200     4,877,946
                                                                           2010   1.224       1.215     9,754,769

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2015   1.750       1.734            --
                                                                          2014   1.674       1.750            --
                                                                          2013   1.735       1.674            --
                                                                          2012   1.690       1.735         5,595
                                                                          2011   1.591       1.690       812,298
                                                                          2010   1.518       1.591     1,367,040
                                                                          2009   1.461       1.518     1,203,516
                                                                          2008   1.395       1.461     1,292,994
                                                                          2007   1.376       1.395     1,601,633
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2015   1.954       1.942            --
                                                                          2014   1.846       1.954        16,579
                                                                          2013   1.883       1.846        17,006
                                                                          2012   1.772       1.883        27,419
                                                                          2011   1.683       1.772       368,174
                                                                          2010   1.572       1.683       563,347
                                                                          2009   1.454       1.572       602,663
                                                                          2008   1.523       1.454       682,743
                                                                          2007   1.451       1.523     1,129,630
                                                                          2006   1.393       1.451     1,486,616
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2015   2.262       2.375           112
                                                                          2014   2.102       2.262         2,313
                                                                          2013   1.585       2.102        14,990
                                                                          2012   1.403       1.585        62,289
                                                                          2011   1.559       1.403       740,968
                                                                          2010   1.317       1.559     2,223,954
                                                                          2009   1.043       1.317     2,646,108
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.972       1.015            --
                                                                          2008   1.782       0.972     2,015,573
                                                                          2007   1.735       1.782     2,922,807
                                                                          2006   1.707       1.735     3,628,587
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.871       2.063            --
                                                                          2012   1.638       1.871        20,473
                                                                          2011   1.768       1.638       194,836
                                                                          2010   1.563       1.768       451,165
                                                                          2009   1.300       1.563       560,037
                                                                          2008   2.157       1.300       820,553
                                                                          2007   2.098       2.157     1,369,995
                                                                          2006   2.039       2.098     1,594,139
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2015   1.009       1.024            --
                                                                          2014   0.919       1.009            --
                                                                          2013   0.701       0.919        46,643
                                                                          2012   0.640       0.701        47,525
                                                                          2011   0.669       0.640       719,971
                                                                          2010   0.588       0.669     2,574,969
                                                                          2009   0.399       0.588     3,210,923
                                                                          2008   0.744       0.399     3,203,312
                                                                          2007   0.625       0.744     5,081,907
                                                                          2006   0.639       0.625     5,004,583
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2015   1.413       1.544            48
                                                                          2014   1.315       1.413            48
                                                                          2013   0.974       1.315            48
                                                                          2012   0.853       0.974           968
                                                                          2011   0.861       0.853        74,362
                                                                          2010   0.783       0.861       382,498
                                                                          2009   0.568       0.783       396,634
                                                                          2008   0.855       0.568       382,441
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........... 2011   0.946       1.027            --
                                                                          2010   0.828       0.946       700,799
                                                                          2009   0.637       0.828       781,455
                                                                          2008   1.083       0.637       825,841
                                                                          2007   1.061       1.083       305,981
                                                                          2006   1.000       1.061        40,037
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)............. 2015   1.397       1.372            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2014   1.353       1.397            --
                                                                     2013   1.313       1.353            --
                                                                     2012   1.218       1.313            --
                                                                     2011   1.193       1.218       341,086
                                                                     2010   1.098       1.193       457,731
                                                                     2009   0.922       1.098       503,862
                                                                     2008   1.089       0.922       447,082
                                                                     2007   1.044       1.089       197,618
                                                                     2006   1.000       1.044           509
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2015   1.417       1.385            --
                                                                     2014   1.367       1.417           873
                                                                     2013   1.247       1.367           873
                                                                     2012   1.133       1.247           873
                                                                     2011   1.134       1.133       443,817
                                                                     2010   1.029       1.134       401,622
                                                                     2009   0.842       1.029       506,575
                                                                     2008   1.087       0.842       365,673
                                                                     2007   1.050       1.087       223,737
                                                                     2006   1.000       1.050         1,220
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2015   1.415       1.381            --
                                                                     2014   1.363       1.415           874
                                                                     2013   1.170       1.363           874
                                                                     2012   1.045       1.170           874
                                                                     2011   1.073       1.045       298,314
                                                                     2010   0.959       1.073       710,685
                                                                     2009   0.767       0.959     1,101,943
                                                                     2008   1.088       0.767     1,112,599
                                                                     2007   1.055       1.088       735,496
                                                                     2006   1.000       1.055        24,806
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2015   1.396       1.356         1,559
                                                                     2014   1.342       1.396         2,463
                                                                     2013   1.093       1.342         2,463
                                                                     2012   0.959       1.093         2,463
                                                                     2011   1.008       0.959       688,664
                                                                     2010   0.890       1.008     1,232,590
                                                                     2009   0.698       0.890     1,445,536
                                                                     2008   1.088       0.698     1,433,738
                                                                     2007   1.060       1.088       686,969
                                                                     2006   1.000       1.060       149,555
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............. 2015   1.781       1.781           131
                                                                     2014   1.590       1.781           131
                                                                     2013   1.219       1.590        62,858
                                                                     2012   1.066       1.219        68,210
                                                                     2011   1.059       1.066     1,644,108
                                                                     2010   0.934       1.059     2,893,382
                                                                     2009   0.749       0.934     3,064,717
                                                                     2008   1.205       0.749       999,544
                                                                     2007   1.214       1.205     1,374,390
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2015   3.091       3.043           239
                                                                     2014   2.885       3.091           239
                                                                     2013   2.459       2.885           239
                                                                     2012   2.235       2.459        13,072
                                                                     2011   2.213       2.235       939,324
                                                                     2010   2.038       2.213     2,225,993
                                                                     2009   1.743       2.038     2,493,349
                                                                     2008   2.271       1.743     2,895,676
                                                                     2007   2.206       2.271     4,884,518
                                                                     2006   2.058       2.206     4,985,934
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2015   2.227       2.197             9
                                                                     2014   2.034       2.227             9
                                                                     2013   1.516       2.034             9
                                                                     2012   1.316       1.516         3,771
                                                                     2011   1.320       1.316       363,041
                                                                     2010   1.199       1.320       830,462
                                                                     2009   1.005       1.199       817,971
                                                                     2008   1.507       1.005       883,603
                                                                     2007   1.417       1.507     1,087,140
                                                                     2006   1.279       1.417       682,895
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2015   1.070       1.046            81

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2014   1.152
                                                                                           2013   0.957
                                                                                           2012   0.819
                                                                                           2011   0.947
                                                                                           2010   0.886
                                                                                           2009   0.697
                                                                                           2008   1.217
                                                                                           2007   1.247
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2015   3.503
                                                                                           2014   3.545
                                                                                           2013   2.831
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2015   2.117
                                                                                           2014   2.040
                                                                                           2013   1.490
                                                                                           2012   1.296
                                                                                           2011   1.368
                                                                                           2010   1.091
                                                                                           2009   0.876
                                                                                           2008   1.333
                                                                                           2007   1.372
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2015   1.820
                                                                                           2014   1.692
                                                                                           2013   1.234
                                                                                           2012   1.053
                                                                                           2011   1.080
                                                                                           2010   0.936
                                                                                           2009   0.662
                                                                                           2008   1.156
                                                                                           2007   1.072
                                                                                           2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2015   2.467
                                                                                           2014   2.342
                                                                                           2013   1.644
                                                                                           2012   1.435
                                                                                           2011   1.432
                                                                                           2010   1.076
                                                                                           2009   0.786
                                                                                           2008   1.192
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2015   1.781
                                                                                           2014   1.712
                                                                                           2013   1.719
                                                                                           2012   1.563
                                                                                           2011   1.540
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2015   1.278
                                                                                           2014   1.256
                                                                                           2013   1.279
                                                                                           2012   1.250
                                                                                           2011   1.198
                                                                                           2010   1.144
                                                                                           2009   1.108
                                                                                           2008   1.124
                                                                                           2007   1.088
                                                                                           2006   1.049
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 2015   1.699
                                                                                           2014   1.554
                                                                                           2013   1.177
                                                                                           2012   1.055
                                                                                           2011   1.113
                                                                                           2010   1.006
                                                                                           2009   0.771
                                                                                           2008   1.246
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.123
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.412



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.070            81
                                                                                           1.152            81
                                                                                           0.957            81
                                                                                           0.819       381,641
                                                                                           0.947       886,835
                                                                                           0.886     1,073,691
                                                                                           0.697     1,210,744
                                                                                           1.217     1,805,765
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 3.481            --
                                                                                           3.503            --
                                                                                           3.545            --
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2.002            --
                                                                                           2.117            --
                                                                                           2.040            --
                                                                                           1.490           766
                                                                                           1.296       502,270
                                                                                           1.368     1,803,448
                                                                                           1.091     1,585,016
                                                                                           0.876     1,617,701
                                                                                           1.333     2,346,680
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.987            --
                                                                                           1.820            --
                                                                                           1.692            --
                                                                                           1.234           180
                                                                                           1.053       396,069
                                                                                           1.080       758,774
                                                                                           0.936       723,775
                                                                                           0.662       687,710
                                                                                           1.156       918,916
                                                                                           1.072       731,465
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.498            29
                                                                                           2.467        17,754
                                                                                           2.342        63,825
                                                                                           1.644        86,178
                                                                                           1.435     1,269,161
                                                                                           1.432     1,744,502
                                                                                           1.076     1,658,903
                                                                                           0.786     2,443,934
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.725            --
                                                                                           1.781            --
                                                                                           1.712         7,399
                                                                                           1.719         7,538
                                                                                           1.563        79,484
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.272            38
                                                                                           1.278            38
                                                                                           1.256        10,500
                                                                                           1.279        27,206
                                                                                           1.250       551,113
                                                                                           1.198     1,295,021
                                                                                           1.144     1,210,019
                                                                                           1.108     1,205,522
                                                                                           1.124     1,691,731
                                                                                           1.088     1,962,375
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 1.719             1
                                                                                           1.699             1
                                                                                           1.554         2,825
                                                                                           1.177         9,357
                                                                                           1.055       531,533
                                                                                           1.113       993,305
                                                                                           1.006     1,076,853
                                                                                           0.771     1,316,898
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.189            --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.461            --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2008   1.364       1.412     3,413,204
                                                                      2007   1.269       1.364     3,413,379
                                                                      2006   1.237       1.269     2,913,815
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............. 2007   1.989       2.127            --
                                                                      2006   1.717       1.989     1,162,094
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................ 2006   1.155       1.231            --
 Travelers Convertible Securities Subaccount (5/04).................. 2006   1.028       1.097            --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............... 2006   2.402       2.627            --
 Travelers Equity Income Subaccount (10/96).......................... 2006   1.938       2.039            --
 Travelers Federated High Yield Subaccount (11/96)................... 2006   1.246       1.279            --
 Travelers Large Cap Subaccount (9/96)............................... 2006   1.655       1.707            --
 Travelers Mercury Large Cap Core Subaccount (6/98).................. 2006   1.009       1.073            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)............. 2006   0.603       0.639            --
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96)............... 2006   1.991       2.058            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................... 2006   1.182       1.279            --
 Travelers Mondrian International Stock Subaccount (9/96)............ 2006   1.338       1.539            --
 Travelers Pioneer Fund Subaccount (5/03)............................ 2006   1.401       1.489            --
 Travelers Pioneer Strategic Income Subaccount (9/96)................ 2006   1.572       1.590            --
 Travelers Quality Bond Subaccount (7/97)............................ 2006   1.404       1.393            --
 Travelers Strategic Equity Subaccount (9/96)........................ 2006   1.642       1.715            --
 Travelers U.S. Government Securities Subaccount (5/04).............. 2006   1.086       1.049            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.643       1.775            --
                                                                      2013   1.401       1.643            --
                                                                      2012   1.281       1.401           112
                                                                      2011   1.297       1.281       172,264
                                                                      2010   1.170       1.297       250,443
                                                                      2009   0.964       1.170       398,753
                                                                      2008   1.304       0.964       657,760
                                                                      2007   1.190       1.304     1,040,849
                                                                      2006   1.119       1.190       941,282
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.050       1.020            --
                                                                      2008   1.655       1.050       605,115
                                                                      2007   1.715       1.655       759,279
                                                                      2006   1.496       1.715       634,957





                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)....................................... 2006   1.454       1.454    --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)........ 2006   2.923       2.923    --
AB Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)........ 2006   1.112       1.164    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)......... 2006   0.880       0.864    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).......... 2008   0.887       0.847    --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2007   0.771       0.887      1,405,023
                                                                             2006   0.761       0.771      1,289,357
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2015   2.213       2.336        957,450
                                                                             2014   2.192       2.213      1,476,405
                                                                             2013   1.719       2.192      2,166,690
                                                                             2012   1.421       1.719      2,662,265
                                                                             2011   1.580       1.421      4,633,360
                                                                             2010   1.432       1.580      6,581,997
                                                                             2009   1.020       1.432      7,233,676
                                                                             2008   1.677       1.020      7,223,731
                                                                             2007   1.479       1.677      6,649,362
                                                                             2006   1.244       1.479      4,587,546
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2015   2.029       2.140      1,631,034
                                                                             2014   1.894       2.029      2,277,286
                                                                             2013   1.475       1.894      3,133,258
                                                                             2012   1.268       1.475      3,869,231
                                                                             2011   1.342       1.268      7,135,632
                                                                             2010   1.145       1.342     11,476,422
                                                                             2009   0.832       1.145     13,545,511
                                                                             2008   1.505       0.832     13,051,970
                                                                             2007   1.357       1.505     13,601,883
                                                                             2006   1.247       1.357     10,628,006
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2015   1.878       1.881      1,399,537
                                                                             2014   1.720       1.878      1,921,984
                                                                             2013   1.305       1.720      2,640,902
                                                                             2012   1.126       1.305      2,935,993
                                                                             2011   1.162       1.126      4,705,041
                                                                             2010   1.056       1.162      7,285,383
                                                                             2009   0.815       1.056      7,547,697
                                                                             2008   1.329       0.815      7,772,558
                                                                             2007   1.282       1.329      8,105,106
                                                                             2006   1.127       1.282      7,235,979
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)........................................... 2006   2.348       2.325             --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)....................... 2006   1.736       2.273             --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.291       1.237             31
                                                                             2007   1.221       1.291      9,406,157
                                                                             2006   1.062       1.221     12,186,134
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.245       1.177             --
                                                                             2007   1.419       1.245     11,758,919
                                                                             2006   1.385       1.419     15,844,520
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2015   2.406       2.385      1,165,772
                                                                             2014   2.183       2.406      1,793,128
                                                                             2013   1.689       2.183      2,309,588
                                                                             2012   1.473       1.689      2,967,387
                                                                             2011   1.535       1.473      5,164,998
                                                                             2010   1.330       1.535      7,733,255
                                                                             2009   0.995       1.330      9,265,313
                                                                             2008   1.758       0.995      9,902,998
                                                                             2007   1.519       1.758     11,065,817
                                                                             2006   1.381       1.519     10,457,630
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2015   3.291       3.196        862,415
                                                                             2014   3.145       3.291      1,250,029
                                                                             2013   2.345       3.145      1,829,790
                                                                             2012   2.074       2.345      2,647,200
                                                                             2011   2.356       2.074      4,581,677
                                                                             2010   1.857       2.356      7,667,248
                                                                             2009   1.346       1.857      9,000,472
                                                                             2008   2.258       1.346      9,951,621
                                                                             2007   1.983       2.258     12,076,657
                                                                             2006   1.788       1.983     13,786,295
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03).............. 2006   1.456       1.701             --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2015   1.790       1.720        248,145
                                                                             2014   1.687       1.790        304,833
                                                                             2013   1.237       1.687        514,004
                                                                             2012   1.131       1.237        853,470
                                                                             2011   1.204       1.131      1,395,992
                                                                             2010   0.955       1.204      1,969,799
                                                                             2009   0.674       0.955      2,258,515
                                                                             2008   1.188       0.674      2,275,901
                                                                             2007   1.082       1.188      2,833,281
                                                                             2006   1.008       1.082      2,599,845
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2015   2.731       2.167        209,030
                                                                             2014   3.020       2.731        394,570
                                                                             2013   3.088       3.020        611,501
                                                                             2012   2.765       3.088        857,464
                                                                             2011   3.328       2.765      1,689,050
                                                                             2010   2.868       3.328      3,010,383
                                                                             2009   1.683       2.868      3,541,673
                                                                             2008   3.606       1.683      3,437,310
                                                                             2007   2.837       3.606      4,728,324
                                                                             2006   2.244       2.837      4,154,839
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2015   1.599       1.476        427,065
                                                                             2014   1.823       1.599        563,754
                                                                             2013   1.502       1.823        686,703
                                                                             2012   1.287       1.502      1,211,761
                                                                             2011   1.459       1.287      2,393,096
                                                                             2010   1.363       1.459      3,982,079
                                                                             2009   1.008       1.363      4,815,991
                                                                             2008   1.712       1.008      5,208,729
                                                                             2007   1.503       1.712      5,436,208
                                                                             2006   1.253       1.503      5,273,068
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2015   1.063       1.089      2,214,272
                                                                             2014   0.959       1.063      3,402,471
                                                                             2013   0.736       0.959      3,680,523
                                                                             2012   0.637       0.736      4,760,174
                                                                             2011   0.657       0.637      7,464,584
                                                                             2010   0.530       0.657     12,963,279
                                                                             2009   0.372       0.530     13,437,706
                                                                             2008   0.671       0.372     16,060,416
                                                                             2007   0.558       0.671     17,888,407
                                                                             2006   0.499       0.558     18,458,976
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........... 2006   0.832       0.890             --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).............................. 2006   1.556       1.751             --
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2015   2.537       2.260          7,825
                                                                             2014   2.527       2.537          7,860
                                                                             2013   1.907       2.527          9,692
                                                                             2012   1.676       1.907         31,291
                                                                             2011   1.828       1.676        535,368
                                                                             2010   1.482       1.828      1,070,940
                                                                             2009   1.130       1.482      1,345,432
                                                                             2008   1.787       1.130      1,502,662
                                                                             2007   1.858       1.787      1,588,592
                                                                             2006   1.690       1.858      2,152,662
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2015   2.442       2.391        612,901
                                                                             2014   2.287       2.442        697,082
                                                                             2013   2.312       2.287        853,669
                                                                             2012   2.047       2.312      1,027,467
                                                                             2011   1.971       2.047      1,948,627
                                                                             2010   1.791       1.971      4,033,414
                                                                             2009   1.357       1.791      4,884,811
                                                                             2008   1.786       1.357      5,402,814
                                                                             2007   1.781       1.786      6,142,790
                                                                             2006   1.750       1.781      6,517,632
 Templeton Growth Fund, Inc. (Class A) (8/96)............................... 2011   2.094       2.346             --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
                                                                                  2008   2.739       1.528     14,110,046
                                                                                  2007   2.715       2.739     18,139,480
                                                                                  2006   2.258       2.715     21,753,783
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 2007   1.104       1.156             --
                                                                                  2006   0.994       1.104        553,921
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.968       1.031             --
                                                                                  2006   0.913       0.968      7,848,059
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
                                                                                  2008   1.099       0.647     31,284,102
                                                                                  2007   1.097       1.099     40,211,644
                                                                                  2006   1.022       1.097     45,313,401
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
                                                                                  2008   0.953       0.597      8,042,453
                                                                                  2007   1.002       0.953     10,360,867
                                                                                  2006   1.002       1.002             --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2015   2.361       2.368      1,339,316
                                                                                  2014   2.155       2.361      1,585,680
                                                                                  2013   1.679       2.155      1,852,830
                                                                                  2012   1.467       1.679      2,263,684
                                                                                  2011   1.449       1.467      4,459,451
                                                                                  2010   1.303       1.449      6,789,393
                                                                                  2009   1.081       1.303      8,447,866
                                                                                  2008   1.550       1.081     10,790,656
                                                                                  2007   1.448       1.550     12,360,673
                                                                                  2006   1.278       1.448     15,988,942
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2015   2.096       1.980        367,738
                                                                                  2014   1.869       2.096        440,684
                                                                                  2013   1.504       1.869        496,877
                                                                                  2012   1.334       1.504        622,756
                                                                                  2011   1.252       1.334      1,566,940
                                                                                  2010   1.130       1.252      2,876,435
                                                                                  2009   0.932       1.130      3,588,547
                                                                                  2008   1.452       0.932      4,591,099
                                                                                  2007   1.443       1.452      6,028,733
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2015   2.918       3.162        285,168
                                                                                  2014   2.593       2.918        321,680
                                                                                  2013   1.906       2.593        443,350
                                                                                  2012   1.604       1.906        741,953
                                                                                  2011   1.636       1.604      1,499,097
                                                                                  2010   1.509       1.636      2,460,724
                                                                                  2009   1.074       1.509      2,869,982
                                                                                  2008   1.735       1.074      3,549,913
                                                                                  2007   1.669       1.735      4,551,549
                                                                                  2006   1.616       1.669      6,380,597
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2015   2.589       2.482        342,980

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2014   2.348       2.589        408,652
                                                                                         2013   1.797       2.348        577,601
                                                                                         2012   1.563       1.797        979,595
                                                                                         2011   1.509       1.563      2,060,472
                                                                                         2010   1.396       1.509      3,965,082
                                                                                         2009   1.136       1.396      5,243,621
                                                                                         2008   1.788       1.136      6,626,008
                                                                                         2007   1.743       1.788      8,541,695
                                                                                         2006   1.493       1.743     10,862,446
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2015   2.488       2.348        335,834
                                                                                         2014   2.421       2.488        374,181
                                                                                         2013   1.668       2.421        439,884
                                                                                         2012   1.415       1.668        573,052
                                                                                         2011   1.414       1.415        949,874
                                                                                         2010   1.144       1.414      1,356,167
                                                                                         2009   0.812       1.144      1,867,734
                                                                                         2008   1.388       0.812      1,990,008
                                                                                         2007   1.344       1.388      2,018,369
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789             25
                                                                                         2008   1.312       0.810      8,979,331
                                                                                         2007   1.267       1.312     11,416,023
                                                                                         2006   1.115       1.267     16,157,797
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2015   0.997       0.997             --
                                                                                         2014   0.997       0.997             --
                                                                                         2013   0.997       0.997             --
                                                                                         2012   0.997       0.997             --
                                                                                         2011   1.008       0.997             --
                                                                                         2010   0.935       1.008        855,056
                                                                                         2009   0.807       0.935        582,646
                                                                                         2008   1.037       0.807        324,976
                                                                                         2007   1.036       1.037        512,534
                                                                                         2006   1.009       1.036        286,123
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.485       1.516             --
                                                                                         2010   1.349       1.485        741,254
                                                                                         2009   1.145       1.349        949,037
                                                                                         2008   1.343       1.145      1,125,649
                                                                                         2007   1.334       1.343      1,446,791
                                                                                         2006   1.283       1.334      1,789,324
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2015   2.356       2.190        275,841
                                                                                         2014   2.415       2.356        338,987
                                                                                         2013   2.302       2.415        420,993
                                                                                         2012   1.971       2.302        865,669
                                                                                         2011   1.963       1.971      1,518,947
                                                                                         2010   1.731       1.963      2,092,112
                                                                                         2009   1.127       1.731      2,325,267
                                                                                         2008   1.651       1.127      2,549,809
                                                                                         2007   1.673       1.651      3,462,978
                                                                                         2006   1.532       1.673      4,250,443
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214       1.209             --
                                                                                         2009   1.227       1.214     44,192,985
                                                                                         2008   1.212       1.227     55,466,313
                                                                                         2007   1.170       1.212     51,040,688
                                                                                         2006   1.133       1.170     56,106,472
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.240       2.352             --
                                                                                         2006   1.921       2.240      5,849,786
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.407       1.449             --
                                                                                         2006   1.266       1.407      7,758,290
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.280       1.367             --
                                                                                         2006   1.149       1.280      2,258,192
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.306       1.359             --
                                                                                         2006   1.128       1.306      5,577,051
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.374       1.516             --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.240       1.374      2,911,819
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.602       2.510             --
                                                                          2007   2.485       2.602      3,052,454
                                                                          2006   2.605       2.485      3,299,642
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2015   2.743       2.609        157,691
                                                                          2014   2.685       2.743        478,324
                                                                          2013   2.475       2.685        624,970
                                                                          2012   2.145       2.475        756,588
                                                                          2011   2.117       2.145      1,007,187
                                                                          2010   1.845       2.117      1,581,266
                                                                          2009   1.269       1.845      1,880,434
                                                                          2008   1.694       1.269      1,631,276
                                                                          2007   1.670       1.694      1,838,373
                                                                          2006   1.581       1.670      2,151,530
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2015   1.216       1.186        953,953
                                                                          2014   1.084       1.216      1,520,393
                                                                          2013   1.058       1.084      1,936,256
                                                                          2012   0.849       1.058      2,393,068
                                                                          2011   0.908       0.849      3,803,428
                                                                          2010   0.791       0.908      5,336,585
                                                                          2009   0.593       0.791      5,709,423
                                                                          2008   1.028       0.593      6,234,647
                                                                          2007   1.223       1.028      7,079,652
                                                                          2006   1.003       1.223      8,899,276
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   3.819       3.981             --
                                                                          2013   2.996       3.819      3,957,013
                                                                          2012   2.472       2.996      5,355,311
                                                                          2011   2.702       2.472      8,570,438
                                                                          2010   2.495       2.702     13,454,878
                                                                          2009   1.765       2.495     16,196,897
                                                                          2008   3.076       1.765     19,448,828
                                                                          2007   2.389       3.076     22,842,603
                                                                          2006   2.325       2.389     28,718,428
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2015   4.475       4.249      2,871,611
                                                                          2014   3.969       4.475      3,516,432
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2015   2.217       2.094        956,228
                                                                          2014   2.377       2.217      1,218,441
                                                                          2013   1.841       2.377      1,559,038
                                                                          2012   1.441       1.841      1,959,005
                                                                          2011   1.697       1.441      3,624,797
                                                                          2010   1.473       1.697      6,288,870
                                                                          2009   0.960       1.473      7,629,665
                                                                          2008   1.641       0.960      8,963,488
                                                                          2007   1.677       1.641     11,259,951
                                                                          2006   1.519       1.677     12,752,604
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2015   2.438       2.263        222,385
                                                                          2014   2.260       2.438        313,134
                                                                          2013   1.691       2.260        299,795
                                                                          2012   1.445       1.691        491,621
                                                                          2011   1.486       1.445        887,062
                                                                          2010   1.310       1.486      1,835,375
                                                                          2009   1.048       1.310      1,987,813
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................ 2015   1.913       1.719        241,920
                                                                          2014   1.767       1.913        477,612
                                                                          2013   1.374       1.767        558,522
                                                                          2012   1.214       1.374        593,212
                                                                          2011   1.277       1.214      1,324,942
                                                                          2010   1.030       1.277      2,165,806
                                                                          2009   0.825       1.030      2,543,891
                                                                          2008   1.365       0.825      2,542,493
                                                                          2007   1.500       1.365      2,902,980
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2015   1.892       1.833        186,633

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2014   1.824       1.892        182,278
                                                                       2013   1.708       1.824        284,445
                                                                       2012   1.529       1.708        376,922
                                                                       2011   1.477       1.529        725,588
                                                                       2010   1.322       1.477      1,229,116
                                                                       2009   0.977       1.322      1,850,341
                                                                       2008   1.213       0.977      1,591,966
                                                                       2007   1.150       1.213      1,698,046
                                                                       2006   1.095       1.150        960,420
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.761       0.724             10
                                                                       2008   1.344       0.761     11,542,998
                                                                       2007   1.216       1.344     14,814,033
                                                                       2006   1.229       1.216     18,754,656
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................ 2013   2.338       2.485             --
                                                                       2012   1.936       2.338      3,179,438
                                                                       2011   2.348       1.936      5,573,159
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........ 2015   1.334       1.290      1,352,276
                                                                       2014   1.286       1.334      1,677,550
                                                                       2013   1.006       1.286      2,321,706
                                                                       2012   0.873       1.006      2,897,181
                                                                       2011   1.019       0.873      4,319,390
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.......... 2015   2.406       2.247        891,702
                                                                       2014   2.397       2.406      1,319,905
                                                                       2013   1.833       2.397      1,702,219
                                                                       2012   1.574       1.833      2,209,731
                                                                       2011   1.752       1.574      3,770,904
                                                                       2010   1.481       1.752      5,509,443
                                                                       2009   1.186       1.481      6,406,176
                                                                       2008   1.712       1.186      7,570,132
                                                                       2007   1.789       1.712      9,093,181
                                                                       2006   1.751       1.789      1,727,327
 MIST MLA Mid Cap Subaccount (Class A) (4/08)......................... 2013   2.552       2.768             --
                                                                       2012   2.448       2.552        689,634
                                                                       2011   2.614       2.448      1,472,819
                                                                       2010   2.149       2.614      1,924,745
                                                                       2009   1.587       2.149      2,052,042
                                                                       2008   2.505       1.587      2,394,589
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)........... 2015   1.175       1.207      4,664,861
                                                                       2014   1.165       1.175      5,692,328
                                                                       2013   1.015       1.165      6,757,419
 MIST PIMCO Total Return Subaccount (Class B) (5/09).................. 2015   1.895       1.871      1,852,917
                                                                       2014   1.843       1.895      2,264,639
                                                                       2013   1.903       1.843      2,866,776
                                                                       2012   1.765       1.903      4,238,065
                                                                       2011   1.733       1.765      6,434,557
                                                                       2010   1.623       1.733      9,909,314
                                                                       2009   1.453       1.623     11,426,387
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................ 2015   2.285       2.257            957
                                                                       2014   2.082       2.285          2,094
                                                                       2013   1.585       2.082          6,031
                                                                       2012   1.452       1.585         50,362
                                                                       2011   1.541       1.452        192,178
                                                                       2010   1.344       1.541        346,278
                                                                       2009   1.099       1.344        369,786
                                                                       2008   1.657       1.099        354,503
                                                                       2007   1.599       1.657        324,106
                                                                       2006   1.484       1.599        377,143
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............ 2015   2.562       2.496        433,581
                                                                       2014   2.482       2.562        631,353
                                                                       2013   2.476       2.482        862,344
                                                                       2012   2.247       2.476      1,040,037
                                                                       2011   2.197       2.247      1,537,711
                                                                       2010   1.984       2.197      2,566,007
                                                                       2009   1.510       1.984      3,222,141
                                                                       2008   1.714       1.510      3,288,656
                                                                       2007   1.629       1.714      3,300,196
                                                                       2006   1.569       1.629      3,363,666

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2015   1.525       1.452      2,980,497
                                                                           2014   1.364       1.525      3,709,319
                                                                           2013   1.033       1.364      4,628,960
                                                                           2012   0.887       1.033      5,887,235
                                                                           2011   0.936       0.887     10,810,815
                                                                           2010   0.811       0.936     19,851,521
                                                                           2009   0.694       0.811     24,012,047
                                                                           2008   1.104       0.694     29,123,216
                                                                           2007   1.078       1.104     36,350,314
                                                                           2006   1.001       1.078     40,266,815
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2015   1.325       1.262      1,108,198
                                                                           2014   1.212       1.325      1,381,123
 MIST WMC Large Cap Research Subaccount (Class A) (4/06).................. 2007   1.128       1.184             --
                                                                           2006   1.063       1.128      1,990,654
 MIST WMC Large Cap Research Subaccount (Class E) (4/07).................. 2015   1.579       1.628        303,262
                                                                           2014   1.408       1.579        287,724
                                                                           2013   1.063       1.408        499,545
                                                                           2012   0.949       1.063        711,965
                                                                           2011   0.959       0.949        835,598
                                                                           2010   0.863       0.959      1,709,339
                                                                           2009   0.734       0.863      2,207,860
                                                                           2008   1.186       0.734      2,289,294
                                                                           2007   1.174       1.186      2,235,249
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.325       1.367             --
                                                                           2006   1.287       1.325      3,405,566
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.143       1.226             --
                                                                           2006   0.915       1.143      3,264,356
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.134       1.184             --
                                                                           2006   1.020       1.134      2,650,426
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.335       1.333             --
                                                                           2006   1.190       1.335      3,230,006
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class E) (5/10)....................... 2015   1.138       1.123      3,646,113
                                                                           2014   1.152       1.138      4,882,100
                                                                           2013   1.167       1.152      6,791,316
                                                                           2012   1.183       1.167      9,383,762
                                                                           2011   1.198       1.183     21,398,194
                                                                           2010   1.209       1.198     33,699,027
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2015   1.725       1.707          8,300
                                                                           2014   1.652       1.725          8,300
                                                                           2013   1.713       1.652          8,585
                                                                           2012   1.671       1.713          9,385
                                                                           2011   1.574       1.671        732,436
                                                                           2010   1.504       1.574      1,671,021
                                                                           2009   1.449       1.504      2,585,296
                                                                           2008   1.385       1.449      2,900,857
                                                                           2007   1.366       1.385      3,253,311
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2015   1.915       1.902        554,729
                                                                           2014   1.812       1.915        761,675
                                                                           2013   1.850       1.812        879,988
                                                                           2012   1.743       1.850      1,519,095
                                                                           2011   1.657       1.743      2,500,569
                                                                           2010   1.549       1.657      3,555,138
                                                                           2009   1.434       1.549      4,443,106
                                                                           2008   1.504       1.434      4,637,374
                                                                           2007   1.434       1.504      5,058,358
                                                                           2006   1.377       1.434      5,969,967
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2015   2.213       2.321      1,397,566
                                                                           2014   2.058       2.213      1,874,273
                                                                           2013   1.554       2.058      2,319,449
                                                                           2012   1.376       1.554      3,437,350
                                                                           2011   1.531       1.376      7,570,122
                                                                           2010   1.295       1.531     13,491,637
                                                                           2009   1.026       1.295     17,493,502

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.956       0.999             10
                                                                       2008   1.756       0.956     12,999,765
                                                                       2007   1.711       1.756     15,292,046
                                                                       2006   1.685       1.711     19,928,589
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.835       2.022             --
                                                                       2012   1.607       1.835      2,071,583
                                                                       2011   1.737       1.607      2,765,167
                                                                       2010   1.537       1.737      4,791,217
                                                                       2009   1.280       1.537      5,467,523
                                                                       2008   2.126       1.280      5,877,625
                                                                       2007   2.069       2.126      6,602,563
                                                                       2006   2.013       2.069      8,131,076
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2015   0.995       1.010      2,529,362
                                                                       2014   0.908       0.995      3,123,390
                                                                       2013   0.693       0.908      3,533,163
                                                                       2012   0.634       0.693      4,539,462
                                                                       2011   0.663       0.634      8,084,131
                                                                       2010   0.583       0.663     12,172,827
                                                                       2009   0.396       0.583     13,770,208
                                                                       2008   0.739       0.396     17,292,919
                                                                       2007   0.622       0.739     21,314,773
                                                                       2006   0.635       0.622     26,974,032
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2015   1.394       1.521          2,179
                                                                       2014   1.299       1.394          2,179
                                                                       2013   0.962       1.299          2,748
                                                                       2012   0.844       0.962          8,232
                                                                       2011   0.853       0.844        966,333
                                                                       2010   0.776       0.853      1,064,480
                                                                       2009   0.564       0.776      1,311,531
                                                                       2008   0.849       0.564      1,204,437
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.942       1.022             --
                                                                       2010   0.825       0.942      4,893,604
                                                                       2009   0.636       0.825      5,061,384
                                                                       2008   1.081       0.636      5,537,308
                                                                       2007   1.061       1.081      4,221,614
                                                                       2006   1.000       1.061      1,958,944
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2015   1.385       1.359      1,297,208
                                                                       2014   1.343       1.385      1,807,618
                                                                       2013   1.305       1.343      2,183,656
                                                                       2012   1.211       1.305      3,205,012
                                                                       2011   1.188       1.211      2,990,464
                                                                       2010   1.093       1.188      3,678,320
                                                                       2009   0.919       1.093      3,051,789
                                                                       2008   1.088       0.919      2,133,622
                                                                       2007   1.044       1.088      1,162,306
                                                                       2006   1.000       1.044        383,115
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2015   1.405       1.372        518,439
                                                                       2014   1.357       1.405        745,697
                                                                       2013   1.239       1.357      1,793,497
                                                                       2012   1.126       1.239      2,347,220
                                                                       2011   1.129       1.126      2,667,434
                                                                       2010   1.026       1.129      2,874,192
                                                                       2009   0.840       1.026      2,872,537
                                                                       2008   1.086       0.840      2,776,858
                                                                       2007   1.049       1.086      2,291,363
                                                                       2006   1.000       1.049        883,128
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2015   1.403       1.367     11,355,917
                                                                       2014   1.353       1.403     12,683,966
                                                                       2013   1.162       1.353     16,001,032
                                                                       2012   1.039       1.162     15,254,988
                                                                       2011   1.068       1.039     15,109,022
                                                                       2010   0.956       1.068     17,557,990
                                                                       2009   0.765       0.956     15,625,705
                                                                       2008   1.086       0.765     15,069,930
                                                                       2007   1.055       1.086     11,330,342
                                                                       2006   1.000       1.055      3,589,386
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2015   1.384       1.343      7,132,722

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2014   1.332       1.384      8,502,340
                                                                        2013   1.086       1.332     10,628,301
                                                                        2012   0.953       1.086     10,579,837
                                                                        2011   1.004       0.953     11,809,727
                                                                        2010   0.886       1.004     13,650,455
                                                                        2009   0.696       0.886     13,663,307
                                                                        2008   1.086       0.696     11,733,669
                                                                        2007   1.060       1.086      9,455,372
                                                                        2006   1.000       1.060      5,640,976
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................ 2015   1.757       1.755      3,008,661
                                                                        2014   1.571       1.757      3,593,405
                                                                        2013   1.205       1.571      4,028,904
                                                                        2012   1.055       1.205      5,708,323
                                                                        2011   1.049       1.055      9,016,727
                                                                        2010   0.926       1.049     14,424,993
                                                                        2009   0.743       0.926      8,207,661
                                                                        2008   1.197       0.743      2,598,146
                                                                        2007   1.206       1.197      2,959,712
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2015   3.023       2.973      2,008,207
                                                                        2014   2.825       3.023      2,636,980
                                                                        2013   2.410       2.825      3,145,105
                                                                        2012   2.192       2.410      3,997,834
                                                                        2011   2.173       2.192      6,398,691
                                                                        2010   2.004       2.173     10,017,498
                                                                        2009   1.715       2.004     11,933,566
                                                                        2008   2.236       1.715     14,963,634
                                                                        2007   2.175       2.236     19,448,863
                                                                        2006   2.031       2.175     23,285,509
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2015   2.203       2.171      1,539,555
                                                                        2014   2.014       2.203      1,926,644
                                                                        2013   1.503       2.014      2,605,214
                                                                        2012   1.306       1.503      1,144,577
                                                                        2011   1.312       1.306      2,112,750
                                                                        2010   1.193       1.312      3,278,631
                                                                        2009   1.000       1.193      3,622,554
                                                                        2008   1.501       1.000      3,456,678
                                                                        2007   1.413       1.501      2,763,653
                                                                        2006   1.276       1.413      1,979,896
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2015   1.055       1.030         15,333
                                                                        2014   1.137       1.055         15,737
                                                                        2013   0.945       1.137         17,662
                                                                        2012   0.809       0.945         21,966
                                                                        2011   0.937       0.809        717,239
                                                                        2010   0.877       0.937      2,118,667
                                                                        2009   0.691       0.877      2,905,850
                                                                        2008   1.208       0.691      2,942,702
                                                                        2007   1.238       1.208      3,338,573
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2015   3.443       3.418        183,987
                                                                        2014   3.488       3.443        246,379
                                                                        2013   2.787       3.488        398,184
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2015   2.087       1.972          1,319
                                                                        2014   2.013       2.087          1,319
                                                                        2013   1.472       2.013          2,111
                                                                        2012   1.282       1.472          6,447
                                                                        2011   1.354       1.282        898,070
                                                                        2010   1.081       1.354      2,089,324
                                                                        2009   0.869       1.081      2,423,303
                                                                        2008   1.324       0.869      2,747,838
                                                                        2007   1.362       1.324      2,959,038
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2015   1.804       1.968      1,135,112
                                                                        2014   1.679       1.804      1,311,688
                                                                        2013   1.226       1.679      1,702,634
                                                                        2012   1.047       1.226      1,940,003
                                                                        2011   1.075       1.047      2,542,898
                                                                        2010   0.933       1.075      3,295,036
                                                                        2009   0.661       0.933      3,778,580
                                                                        2008   1.154       0.661      3,936,973
                                                                        2007   1.071       1.154      4,188,672
                                                                        2006   0.998       1.071      4,045,842

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2015   2.424
                                                                                           2014   2.303
                                                                                           2013   1.618
                                                                                           2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
                                                                                           2008   1.179
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2015   1.751
                                                                                           2014   1.685
                                                                                           2013   1.693
                                                                                           2012   1.541
                                                                                           2011   1.520
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2015   1.264
                                                                                           2014   1.244
                                                                                           2013   1.268
                                                                                           2012   1.241
                                                                                           2011   1.190
                                                                                           2010   1.137
                                                                                           2009   1.103
                                                                                           2008   1.119
                                                                                           2007   1.085
                                                                                           2006   1.046
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 2015   1.670
                                                                                           2014   1.529
                                                                                           2013   1.158
                                                                                           2012   1.040
                                                                                           2011   1.098
                                                                                           2010   0.993
                                                                                           2009   0.762
                                                                                           2008   1.232
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.122
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.401
                                                                                           2008   1.355
                                                                                           2007   1.262
                                                                                           2006   1.231
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.978
                                                                                           2006   1.709
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)..................................... 2006   1.153
 Travelers Convertible Securities Subaccount (5/04)....................................... 2006   1.027
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................................... 2006   2.383
 Travelers Equity Income Subaccount (10/96)............................................... 2006   1.914
 Travelers Federated High Yield Subaccount (11/96)........................................ 2006   1.540
 Travelers Large Cap Subaccount (9/96).................................................... 2006   1.633
 Travelers Mercury Large Cap Core Subaccount (6/98)....................................... 2006   1.001
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01).................................. 2006   0.600
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................................... 2006   1.965
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.180
 Travelers Mondrian International Stock Subaccount (9/96)................................. 2006   1.321
 Travelers Pioneer Fund Subaccount (5/03)................................................. 2006   1.397
 Travelers Pioneer Strategic Income Subaccount (9/96)..................................... 2006   1.552
 Travelers Quality Bond Subaccount (7/97)................................................. 2006   1.389
 Travelers Strategic Equity Subaccount (9/96)............................................. 2006   1.620
 Travelers U.S. Government Securities Subaccount (5/04)................................... 2006   1.084



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.452      1,520,913
                                                                                           2.424      1,840,262
                                                                                           2.303      2,270,869
                                                                                           1.618      3,022,901
                                                                                           1.415      5,375,658
                                                                                           1.413      7,816,583
                                                                                           1.063      8,473,760
                                                                                           0.777      9,639,789
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.694          1,450
                                                                                           1.751          1,450
                                                                                           1.685          1,917
                                                                                           1.693         15,269
                                                                                           1.541        367,858
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.257      1,269,430
                                                                                           1.264      1,575,440
                                                                                           1.244      2,135,006
                                                                                           1.268      2,705,000
                                                                                           1.241      4,375,374
                                                                                           1.190      6,050,925
                                                                                           1.137      6,823,795
                                                                                           1.103      7,512,059
                                                                                           1.119      8,563,783
                                                                                           1.085     10,319,724
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)............................ 1.688        508,349
                                                                                           1.670        806,869
                                                                                           1.529      1,172,881
                                                                                           1.158      1,562,294
                                                                                           1.040      3,626,884
                                                                                           1.098      5,368,233
                                                                                           0.993      6,327,133
                                                                                           0.762      7,242,930
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.186             --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.449              8
                                                                                           1.401     10,784,531
                                                                                           1.355      9,605,873
                                                                                           1.262     10,313,946
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.115             --
                                                                                           1.978      8,877,921
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)..................................... 1.229             --
 Travelers Convertible Securities Subaccount (5/04)....................................... 1.095             --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................................... 2.605             --
 Travelers Equity Income Subaccount (10/96)............................................... 2.013             --
 Travelers Federated High Yield Subaccount (11/96)........................................ 1.581             --
 Travelers Large Cap Subaccount (9/96).................................................... 1.685             --
 Travelers Mercury Large Cap Core Subaccount (6/98)....................................... 1.063             --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01).................................. 0.635             --
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................................... 2.031             --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.276             --
 Travelers Mondrian International Stock Subaccount (9/96)................................. 1.519             --
 Travelers Pioneer Fund Subaccount (5/03)................................................. 1.484             --
 Travelers Pioneer Strategic Income Subaccount (9/96)..................................... 1.569             --
 Travelers Quality Bond Subaccount (7/97)................................................. 1.377             --
 Travelers Strategic Equity Subaccount (9/96)............................................. 1.692             --
 Travelers U.S. Government Securities Subaccount (5/04)................................... 1.046             --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                 UNIT      UNIT      NUMBER OF
                                                                                VALUE      VALUE       UNITS
                                                                                  AT        AT      OUTSTANDING
                                                                              BEGINNING   END OF         AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR     END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ---------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.627       1.756        149,260
                                                                      2013   1.389       1.627        207,538
                                                                      2012   1.271       1.389        275,590
                                                                      2011   1.288       1.271        645,319
                                                                      2010   1.163       1.288       1,146,284
                                                                      2009   0.959       1.163       1,422,817
                                                                      2008   1.300       0.959       2,055,437
                                                                      2007   1.187       1.300       2,122,971
                                                                      2006   1.117       1.187       3,360,765
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.044       1.014               (2)
                                                                      2008   1.648       1.044       2,073,591
                                                                      2007   1.709       1.648       2,363,002
                                                                      2006   1.492       1.709       2,280,050


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2015.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive
Balanced Fund.


                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account QPN for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2015, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                              AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS         FIDELITY VIP
                                               GLOBAL GROWTH            GROWTH             GROWTH-INCOME          CONTRAFUND
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $         7,445,828   $        12,721,319   $         8,222,822   $         8,482,679
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            7,445,828            12,721,319             8,222,822             8,482,679
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                  100                    74                   126                    75
   Due to MetLife Insurance
     Company USA..........................                    4                     2                     4                     5
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                  104                    76                   130                    80
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $         7,445,724   $        12,721,243   $         8,222,692   $         8,482,599
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                         FTVIPT FRANKLIN          FTVIPT
                                                          SMALL-MID CAP    TEMPLETON DEVELOPING    FTVIPT TEMPLETON
                                FIDELITY VIP MID CAP       GROWTH VIP           MARKETS VIP           FOREIGN VIP
                                     SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $        10,596,562   $         1,084,271  $         2,075,227   $         2,053,859
   Due from MetLife Insurance
     Company USA..............                   --                    --                    4                     4
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........           10,596,562             1,084,271            2,075,231             2,053,863
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   88                   110                  106                    86
   Due to MetLife Insurance
     Company USA..............                   --                     4                   --                    --
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                   88                   114                  106                    86
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $        10,596,474   $         1,084,157  $         2,075,125   $         2,053,777
                                ====================  ===================  ====================  ===================

                                                                                 LMPIT                LMPVET
                                    JANUS ASPEN       LMPET CLEARBRIDGE      WESTERN ASSET     CLEARBRIDGE VARIABLE
                                    ENTERPRISE         SMALL CAP VALUE      CORPORATE BOND       AGGRESSIVE GROWTH
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $         6,267,080  $            28,583  $         2,826,249   $        4,839,079
   Due from MetLife Insurance
     Company USA..............                   --                    1                   --                   --
                                -------------------  -------------------  -------------------  --------------------
       Total Assets...........            6,267,080               28,584            2,826,249            4,839,079
                                -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                  101                   74                   84                   97
   Due to MetLife Insurance
     Company USA..............                    3                   --                    2                    3
                                -------------------  -------------------  -------------------  --------------------
       Total Liabilities......                  104                   74                   86                  100
                                -------------------  -------------------  -------------------  --------------------

NET ASSETS....................  $         6,266,976  $            28,510  $         2,826,163   $        4,838,979
                                ===================  ===================  ===================  ====================

                                       LMPVET                LMPVET
                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                    APPRECIATION        DIVIDEND STRATEGY
                                     SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         7,252,884   $         1,963,607
   Due from MetLife Insurance
     Company USA..............                   --                    --
                                --------------------  --------------------
       Total Assets...........            7,252,884             1,963,607
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                  124                   100
   Due to MetLife Insurance
     Company USA..............                   --                     4
                                --------------------  --------------------
       Total Liabilities......                  124                   104
                                --------------------  --------------------

NET ASSETS....................  $         7,252,760   $         1,963,503
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                         LMPVIT
                                       LMPVET                LMPVET                LMPVET             WESTERN ASSET
                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE     VARIABLE GLOBAL
                                  LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH       HIGH YIELD BOND
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         1,874,318   $         1,847,339   $         1,678,305   $         1,526,709
   Due from MetLife Insurance
     Company USA..............                   --                    --                     1                    --
                                --------------------  --------------------  --------------------  -------------------
       Total Assets...........            1,874,318             1,847,339             1,678,306             1,526,709
                                --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                  100                    95                   120                   111
   Due to MetLife Insurance
     Company USA..............                   10                     6                    --                    --
                                --------------------  --------------------  --------------------  -------------------
       Total Liabilities......                  110                   101                   120                   111
                                --------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $         1,874,208   $         1,847,238   $         1,678,186   $         1,526,598
                                ====================  ====================  ====================  ===================


                                   MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                  FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                    ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         2,394,853  $         5,314,032  $         2,191,383  $         2,032,026
   Due from MetLife Insurance
     Company USA..............                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            2,394,853            5,314,032            2,191,383            2,032,026
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   55                   46                   36                  116
   Due to MetLife Insurance
     Company USA..............                    2                    2                   --                    3
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   57                   48                   36                  119
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         2,394,796  $         5,313,984  $         2,191,347  $         2,031,907
                                ===================  ===================  ===================  ===================



                                   MIST CLARION       MIST CLEARBRIDGE
                                GLOBAL REAL ESTATE    AGGRESSIVE GROWTH
                                    SUBACCOUNT           SUBACCOUNT
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $         3,186,945  $        24,656,953
   Due from MetLife Insurance
     Company USA..............                   --                   --
                                -------------------  -------------------
       Total Assets...........            3,186,945           24,656,953
                                -------------------  -------------------
LIABILITIES:
   Accrued fees...............                  107                   42
   Due to MetLife Insurance
     Company USA..............                   10                    2
                                -------------------  -------------------
       Total Liabilities......                  117                   44
                                -------------------  -------------------

NET ASSETS....................  $         3,186,828  $        24,656,909
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                        MIST
                                   HARRIS OAKMARK        MIST INVESCO         MIST INVESCO         MIST INVESCO
                                    INTERNATIONAL          COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         4,991,557  $           982,218  $          1,583,781  $         1,180,167
   Due from MetLife Insurance
     Company USA..............                   --                   --                    --                   --
                                -------------------  -------------------  --------------------  -------------------
       Total Assets...........            4,991,557              982,218             1,583,781            1,180,167
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   52                  134                   114                   61
   Due to MetLife Insurance
     Company USA..............                   --                    1                    --                    3
                                -------------------  -------------------  --------------------  -------------------
       Total Liabilities......                   52                  135                   114                   64
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         4,991,505  $           982,083  $          1,583,667  $         1,180,103
                                ===================  ===================  ====================  ===================


                                    MIST JPMORGAN      MIST LORD ABBETT        MIST METLIFE          MIST METLIFE
                                   SMALL CAP VALUE      BOND DEBENTURE     ASSET ALLOCATION 100     SMALL CAP VALUE
                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $            545,669  $         1,656,501   $         3,860,824  $         5,085,413
   Due from MetLife Insurance
     Company USA..............                    --                   --                     1                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........               545,669            1,656,501             3,860,825            5,085,413
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    36                  154                   123                  106
   Due to MetLife Insurance
     Company USA..............                    --                    5                    --                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                    36                  159                   123                  106
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $            545,633  $         1,656,342   $         3,860,702  $         5,085,307
                                ====================  ===================  ====================  ===================


                                  MIST MFS EMERGING     MIST MFS RESEARCH
                                   MARKETS EQUITY         INTERNATIONAL
                                     SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $           682,176   $            422,572
   Due from MetLife Insurance
     Company USA..............                    3                     --
                                --------------------  --------------------
       Total Assets...........              682,179                422,572
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                   86                     74
   Due to MetLife Insurance
     Company USA..............                   --                     --
                                --------------------  --------------------
       Total Liabilities......                   86                     74
                                --------------------  --------------------

NET ASSETS....................  $           682,093   $            422,498
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                          MIST PIMCO
                                 MIST OPPENHEIMER     INFLATION PROTECTED       MIST PIMCO
                                   GLOBAL EQUITY             BOND              TOTAL RETURN       MIST PIONEER FUND
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        13,966,444  $         1,415,085   $         7,407,930  $            150,232
   Due from MetLife Insurance
     Company USA..............                   --                   --                    --                    --
                                -------------------  --------------------  -------------------  --------------------
       Total Assets...........           13,966,444            1,415,085             7,407,930               150,232
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                  119                  103                    61                    95
   Due to MetLife Insurance
     Company USA..............                    1                    1                    --                     8
                                -------------------  --------------------  -------------------  --------------------
       Total Liabilities......                  120                  104                    61                   103
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $        13,966,324  $         1,414,981   $         7,407,869  $            150,129
                                ===================  ====================  ===================  ====================

                                                                                                   MSF BARCLAYS
                                    MIST PIONEER      MIST T. ROWE PRICE        MIST WMC          AGGREGATE BOND
                                  STRATEGIC INCOME      LARGE CAP VALUE    LARGE CAP RESEARCH          INDEX
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         2,408,734  $         13,164,135  $         1,193,766  $            24,302
   Due from MetLife Insurance
     Company USA..............                   --                    --                   --                   --
                                -------------------  --------------------  -------------------  -------------------
       Total Assets...........            2,408,734            13,164,135            1,193,766               24,302
                                -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   97                   205                  115                  114
   Due to MetLife Insurance
     Company USA..............                    5                     4                    6                    2
                                -------------------  --------------------  -------------------  -------------------
       Total Liabilities......                  102                   209                  121                  116
                                -------------------  --------------------  -------------------  -------------------

NET ASSETS....................  $         2,408,632  $         13,163,926  $         1,193,645  $            24,186
                                ===================  ====================  ===================  ===================


                                    MSF BLACKROCK        MSF BLACKROCK
                                     BOND INCOME     CAPITAL APPRECIATION
                                     SUBACCOUNT           SUBACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $         2,921,737  $         9,759,639
   Due from MetLife Insurance
     Company USA..............                   --                   --
                                -------------------  --------------------
       Total Assets...........            2,921,737            9,759,639
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                  121                   57
   Due to MetLife Insurance
     Company USA..............                    1                    1
                                -------------------  --------------------
       Total Liabilities......                  122                   58
                                -------------------  --------------------

NET ASSETS....................  $         2,921,615  $         9,759,581
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                    MSF BLACKROCK       MSF BLACKROCK         MSF FRONTIER          MSF JENNISON
                                   LARGE CAP VALUE      MONEY MARKET         MID CAP GROWTH            GROWTH
                                     SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $           599,969  $        14,857,424  $          4,813,437  $         2,322,423
   Due from MetLife Insurance
     Company USA..............                   --                    8                    --                   --
                                -------------------  -------------------  --------------------  -------------------
        Total Assets..........              599,969           14,857,432             4,813,437            2,322,423
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   33                   87                   105                  208
   Due to MetLife Insurance
     Company USA..............                   --                   --                     8                   18
                                -------------------  -------------------  --------------------  -------------------
        Total Liabilities.....                   33                   87                   113                  226
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $           599,936  $        14,857,345  $          4,813,324  $         2,322,197
                                ===================  ===================  ====================  ===================

                                     MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                 ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          3,102,873  $         3,909,150   $         22,707,592  $         18,400,514
   Due from MetLife Insurance
     Company USA..............                    --                   --                     --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             3,102,873            3,909,150             22,707,592            18,400,514
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                   111                  115                     95                   127
   Due to MetLife Insurance
     Company USA..............                     6                    5                      3                     2
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   117                  120                     98                   129
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          3,102,756  $         3,909,030   $         22,707,494  $         18,400,385
                                ====================  ====================  ====================  ====================

                                     MSF METLIFE            MSF MFS
                                     STOCK INDEX         TOTAL RETURN
                                     SUBACCOUNT           SUBACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        16,314,397  $         14,291,541
   Due from MetLife Insurance
     Company USA..............                   --                    --
                                -------------------  --------------------
        Total Assets..........           16,314,397            14,291,541
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   83                   124
   Due to MetLife Insurance
     Company USA..............                    4                     2
                                -------------------  --------------------
        Total Liabilities.....                   87                   126
                                -------------------  --------------------

NET ASSETS....................  $        16,314,310  $         14,291,415
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015




                                                          MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000
                                   MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS            INDEX
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         8,883,205  $            33,487  $         1,374,138  $            42,899
   Due from MetLife Insurance
     Company USA..............                    5                    2                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            8,883,210               33,489            1,374,138               42,899
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   60                   91                   70                   85
   Due to MetLife Insurance
     Company USA..............                   --                   --                    1                    2
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   60                   91                   71                   87
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         8,883,150  $            33,398  $         1,374,067  $            42,812
                                ===================  ===================  ===================  ===================

                                                                            MSF WESTERN ASSET
                                                                               MANAGEMENT        MSF WESTERN ASSET
                                  MSF T. ROWE PRICE    MSF T. ROWE PRICE     STRATEGIC BOND         MANAGEMENT
                                  LARGE CAP GROWTH     SMALL CAP GROWTH       OPPORTUNITIES       U.S. GOVERNMENT
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $          4,840,210  $        11,463,376  $             6,228  $         4,154,307
   Due from MetLife Insurance
     Company USA..............                    --                   --                   --                   --
                                --------------------  -------------------  -------------------  -------------------
       Total Assets...........             4,840,210           11,463,376                6,228            4,154,307
                                --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   111                   54                   57                   63
   Due to MetLife Insurance
     Company USA..............                    11                   --                    3                    3
                                --------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   122                   54                   60                   66
                                --------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $          4,840,088  $        11,463,322  $             6,168  $         4,154,241
                                ====================  ===================  ===================  ===================


                                                           MSF WMC
                                                         CORE EQUITY
                                 MSF WMC BALANCED       OPPORTUNITIES
                                    SUBACCOUNT           SUBACCOUNT
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $         1,760,357  $         2,837,093
   Due from MetLife Insurance
     Company USA..............                    1                   --
                                -------------------  -------------------
       Total Assets...........            1,760,358            2,837,093
                                -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   82                   64
   Due to MetLife Insurance
     Company USA..............                   --                    1
                                -------------------  -------------------
       Total Liabilities......                   82                   65
                                -------------------  -------------------

NET ASSETS....................  $         1,760,276  $         2,837,028
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                                                                  TAP 1919 VARIABLE
                                                                                                                 SOCIALLY RESPONSIVE
                                                                                                                      BALANCED
                                                                                                                     SUBACCOUNT
                                                                                                                --------------------
ASSETS:
   Investments at fair value..................................................................................  $          3,494,178
   Due from MetLife Insurance
     Company USA..............................................................................................                    --
                                                                                                                --------------------
        Total Assets..........................................................................................             3,494,178
                                                                                                                --------------------
LIABILITIES:
   Accrued fees...............................................................................................                    78
   Due to MetLife Insurance
     Company USA..............................................................................................                     9
                                                                                                                --------------------
        Total Liabilities.....................................................................................                    87
                                                                                                                --------------------

NET ASSETS....................................................................................................  $          3,494,091
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS        FIDELITY VIP
                                                 GLOBAL GROWTH           GROWTH             GROWTH-INCOME         CONTRAFUND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             78,999  $            81,158  $           112,601  $             70,566
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                97,280              152,665              103,169               118,862
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (18,281)             (71,507)                9,432              (48,296)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               822,684            3,145,851            1,303,839               968,610
      Realized gains (losses) on sale of
        investments........................               681,608              867,193              531,984               813,322
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,504,292            4,013,044            1,835,823             1,781,932
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (949,472)          (3,104,425)          (1,792,897)           (1,781,262)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               554,820              908,619               42,926                   670
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            536,539  $           837,112  $            52,358  $           (47,626)
                                             ====================  ===================  ===================  ====================

                                                                      FTVIPT FRANKLIN          FTVIPT
                                                                       SMALL-MID CAP    TEMPLETON DEVELOPING   FTVIPT TEMPLETON
                                             FIDELITY VIP MID CAP       GROWTH VIP           MARKETS VIP          FOREIGN VIP
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             28,820  $                --  $             64,159  $            83,666
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               150,621               14,691                34,795               28,754
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (121,801)             (14,691)                29,364               54,912
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             1,668,842              299,573               408,572               85,455
      Realized gains (losses) on sale of
        investments........................               480,273               26,081             (401,398)                2,649
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,149,115              325,654                 7,174               88,104
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,271,766)            (342,948)             (692,741)            (295,040)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (122,651)             (17,294)             (685,567)            (206,936)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (244,452)  $          (31,985)  $          (656,203)  $         (152,024)
                                             ====================  ===================  ====================  ===================


                                                  JANUS ASPEN       LMPET CLEARBRIDGE
                                                  ENTERPRISE         SMALL CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            37,289  $                  3
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               90,400                   441
                                             -------------------  --------------------
           Net investment income (loss)....             (53,111)                 (438)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              799,629                 1,201
      Realized gains (losses) on sale of
        investments........................            1,294,816                 1,018
                                             -------------------  --------------------
           Net realized gains (losses).....            2,094,445                 2,219
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,754,278)               (5,185)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              340,167               (2,966)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           287,056  $            (3,404)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                     LMPIT                LMPVET                LMPVET                LMPVET
                                                 WESTERN ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                CORPORATE BOND       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            132,179  $            18,842   $             89,229  $            37,458
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                39,685               74,004                 99,533               27,458
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                92,494             (55,162)               (10,304)               10,000
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              521,571                197,516                   --
      Realized gains (losses) on sale of
        investments........................                38,105            1,402,810                525,260               96,282
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....                38,105            1,924,381                722,776               96,282
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (185,447)          (1,951,334)              (679,692)            (227,475)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (147,342)             (26,953)                 43,084            (131,193)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (54,848)  $          (82,115)   $             32,780  $         (121,193)
                                             ====================  ====================  ====================  ====================

                                                                                                                     LMPVIT
                                                    LMPVET                LMPVET                LMPVET            WESTERN ASSET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE    VARIABLE GLOBAL
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH      HIGH YIELD BOND
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             8,825    $            28,582  $                --   $           102,882
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               23,962                 32,504               26,287                21,500
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (15,137)                (3,922)             (26,287)                81,382
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              226,267                 81,511               52,438                    --
      Realized gains (losses) on sale of
        investments........................              177,720                327,001              349,723              (51,234)
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              403,987                408,512              402,161              (51,234)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (216,314)              (505,127)            (483,266)             (146,899)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              187,673               (96,615)             (81,105)             (198,133)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           172,536    $         (100,537)  $         (107,392)   $         (116,751)
                                             ====================  ====================  ====================  ===================


                                                 MIST AMERICAN       MIST AMERICAN
                                                FUNDS BALANCED       FUNDS GROWTH
                                                  ALLOCATION          ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            39,918  $            70,687
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               35,103               56,939
                                             -------------------  -------------------
           Net investment income (loss)....                4,815               13,748
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              150,216              346,774
      Realized gains (losses) on sale of
        investments........................               30,981               70,738
                                             -------------------  -------------------
           Net realized gains (losses).....              181,197              417,512
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (231,717)            (522,456)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (50,520)            (104,944)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (45,705)  $          (91,196)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN
                                                FUNDS MODERATE       MIST BLACKROCK         MIST CLARION       MIST CLEARBRIDGE
                                                  ALLOCATION           HIGH YIELD        GLOBAL REAL ESTATE    AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             69,155  $           236,004  $            162,929  $           120,105
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                34,159               30,687                47,472              367,836
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                34,996              205,317               115,457            (247,731)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               203,526               26,144                    --                   --
      Realized gains (losses) on sale of
        investments........................              (26,473)             (77,607)                54,754            1,105,558
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               177,053             (51,463)                54,754            1,105,558
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (236,269)            (254,244)             (254,222)          (2,051,428)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (59,216)            (305,707)             (199,468)            (945,870)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (24,220)  $         (100,390)  $           (84,011)  $       (1,193,601)
                                             ====================  ===================  ====================  ===================

                                                    MIST
                                               HARRIS OAKMARK         MIST INVESCO         MIST INVESCO          MIST INVESCO
                                                INTERNATIONAL           COMSTOCK           MID CAP VALUE       SMALL CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           203,372  $             31,930  $            10,911  $             2,183
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               76,001                13,770               26,950               15,163
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              127,371                18,160             (16,039)             (12,980)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              580,787                37,096              115,090              355,554
      Realized gains (losses) on sale of
        investments........................                2,387               177,120              120,329               27,254
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              583,174               214,216              235,419              382,808
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (958,810)             (309,934)            (400,273)            (397,474)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (375,636)              (95,718)            (164,854)             (14,666)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (248,265)  $           (77,558)  $         (180,893)  $          (27,646)
                                             ===================  ====================  ===================  ===================


                                                MIST JPMORGAN       MIST LORD ABBETT
                                               SMALL CAP VALUE       BOND DEBENTURE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             9,708  $           106,189
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                8,614               18,331
                                             -------------------  -------------------
           Net investment income (loss)....                1,094               87,858
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               61,763               74,815
      Realized gains (losses) on sale of
        investments........................               30,689              (4,327)
                                             -------------------  -------------------
           Net realized gains (losses).....               92,452               70,488
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (147,921)            (206,237)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (55,469)            (135,749)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (54,375)  $          (47,891)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 MIST METLIFE          MIST METLIFE       MIST MFS EMERGING     MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     SMALL CAP VALUE      MARKETS EQUITY         INTERNATIONAL
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             64,130  $             6,585  $             17,837  $            12,905
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                57,802               82,141                 9,624                5,680
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                 6,328             (75,556)                 8,213                7,225
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               373,567            2,557,015                    --                   --
      Realized gains (losses) on sale of
        investments........................               327,196            (143,707)              (35,673)                4,667
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               700,763            2,413,308              (35,673)                4,667
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (807,446)          (2,727,197)             (100,934)             (33,179)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (106,683)            (313,889)             (136,607)             (28,512)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (100,355)  $         (389,445)  $          (128,394)  $          (21,287)
                                             ====================  ===================  ====================  ===================

                                                                       MIST PIMCO
                                               MIST OPPENHEIMER    INFLATION PROTECTED       MIST PIMCO
                                                 GLOBAL EQUITY            BOND              TOTAL RETURN      MIST PIONEER FUND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            163,650  $           150,889  $           470,053  $             1,892
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               184,605               26,027              104,423                1,959
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....              (20,955)              124,862              365,630                 (67)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               350,996                   --              107,783               13,976
      Realized gains (losses) on sale of
        investments........................               730,071            (262,440)               69,713                2,808
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....             1,081,067            (262,440)              177,496               16,784
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (511,815)               66,986            (620,985)             (18,302)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               569,252            (195,454)            (443,489)              (1,518)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            548,297  $          (70,592)  $          (77,859)  $           (1,585)
                                             ====================  ===================  ===================  ===================


                                                 MIST PIONEER     MIST T. ROWE PRICE
                                               STRATEGIC INCOME     LARGE CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           146,246  $           242,979
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               34,311              197,676
                                             -------------------  -------------------
           Net investment income (loss)....              111,935               45,303
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               28,473               33,779
      Realized gains (losses) on sale of
        investments........................               60,942            1,158,706
                                             -------------------  -------------------
           Net realized gains (losses).....               89,415            1,192,485
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (255,893)          (1,999,472)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (166,478)            (806,987)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (54,543)  $         (761,684)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                      MSF BARCLAYS
                                                  MIST WMC           AGGREGATE BOND        MSF BLACKROCK         MSF BLACKROCK
                                             LARGE CAP RESEARCH           INDEX             BOND INCOME      CAPITAL APPRECIATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            10,887  $               718  $            143,772   $                --
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               15,551                  292                44,743               129,448
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....              (4,664)                  426                99,029             (129,448)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               98,350                   --                42,104             1,837,369
      Realized gains (losses) on sale of
        investments........................              145,441                   43                75,187             1,763,298
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......              243,791                   43               117,291             3,600,667
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (186,740)                (655)             (223,007)           (2,872,020)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               57,051                (612)             (105,716)               728,647
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            52,387  $             (186)  $            (6,687)   $           599,199
                                             ===================  ===================  ====================  ====================


                                                 MSF BLACKROCK        MSF BLACKROCK         MSF FRONTIER         MSF JENNISON
                                                LARGE CAP VALUE       MONEY MARKET         MID CAP GROWTH           GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             10,391  $                --  $                --  $             5,575
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 7,523              178,155               70,863               21,951
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                 2,868            (178,155)             (70,863)             (16,376)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                54,047                   --              733,622              310,796
      Realized gains (losses) on sale of
        investments........................               (8,639)                   --              500,039               46,400
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                45,408                   --            1,233,661              357,196
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (95,587)                   --          (1,013,482)            (149,808)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (50,179)                   --              220,179              207,388
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (47,311)  $         (178,155)  $           149,316  $           191,012
                                             ====================  ===================  ===================  ===================


                                                  MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             66,056  $            12,213
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                44,008               49,293
                                             --------------------  -------------------
          Net investment income (loss).....                22,048             (37,080)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                99,221              245,314
      Realized gains (losses) on sale of
        investments........................                32,435               94,564
                                             --------------------  -------------------
          Net realized gains (losses)......               131,656              339,878
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (195,429)            (389,384)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (63,773)             (49,506)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (41,725)  $          (86,586)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                  MSF METLIFE           MSF METLIFE          MSF METLIFE             MSF MFS
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80      STOCK INDEX          TOTAL RETURN
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           138,282   $             73,722  $           313,535  $           426,340
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              317,113                262,344              211,487              207,419
                                             --------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (178,831)              (188,622)              102,048              218,921
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,663,168              1,005,568              754,190                   --
      Realized gains (losses) on sale of
        investments........................              797,848              1,561,581            1,584,347            1,201,093
                                             --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            2,461,016              2,567,149            2,338,537            1,201,093
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,832,838)            (2,862,024)          (2,414,701)          (1,607,169)
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (371,822)              (294,875)             (76,164)            (406,076)
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (550,653)   $          (483,497)  $            25,884  $         (187,155)
                                             ====================  ====================  ===================  ===================

                                                                        MSF MSCI           MSF NEUBERGER       MSF RUSSELL 2000
                                                 MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS             INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           311,179  $              1,162  $             8,019  $               592
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              125,731                   402               21,708                  689
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              185,448                   760             (13,689)                 (97)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,787,874                    --                   --                2,807
      Realized gains (losses) on sale of
        investments........................              492,193                  (42)              216,743                3,862
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            2,280,067                  (42)              216,743                6,669
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,555,883)               (1,410)            (201,701)              (9,254)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (275,816)               (1,452)               15,042              (2,585)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (90,368)  $              (692)  $             1,353  $           (2,682)
                                             ===================  ====================  ===================  ===================

                                               MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                               LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                62,536              148,672
                                             --------------------  -------------------
           Net investment income (loss)....              (62,536)            (148,672)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               897,265            1,191,920
      Realized gains (losses) on sale of
        investments........................               547,280            1,061,123
                                             --------------------  -------------------
           Net realized gains (losses).....             1,444,545            2,253,043
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (923,694)          (1,863,993)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               520,851              389,050
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            458,315  $           240,378
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                               MSF WESTERN ASSET
                                                  MANAGEMENT         MSF WESTERN ASSET                               MSF WMC
                                                STRATEGIC BOND          MANAGEMENT                                 CORE EQUITY
                                                 OPPORTUNITIES        U.S. GOVERNMENT     MSF WMC BALANCED        OPPORTUNITIES
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                312  $           110,468  $             36,146  $            60,671
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                    87               52,280                23,258               41,718
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                   225               58,188                12,888               18,953
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --               308,746            1,167,113
      Realized gains (losses) on sale of
        investments........................                    18                5,834               130,078                4,827
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                    18                5,834               438,824            1,171,940
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 (450)             (84,165)             (416,841)          (1,148,632)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 (432)             (78,331)                21,983               23,308
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (207)  $          (20,143)  $             34,871  $            42,261
                                             ====================  ===================  ====================  ===================


                                              TAP 1919 VARIABLE
                                             SOCIALLY RESPONSIVE
                                                  BALANCED
                                                 SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $            46,055
                                             -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               32,844
                                             -------------------
           Net investment income (loss)....               13,211
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              309,584
      Realized gains (losses) on sale of
        investments........................               86,699
                                             -------------------
           Net realized gains (losses).....              396,283
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................            (499,726)
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (103,443)
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (90,232)
                                             ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      AMERICAN FUNDS GLOBAL GROWTH          AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014            2015              2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (18,281)  $      (12,215)  $      (71,507)  $      (67,417)
   Net realized gains (losses).....        1,504,292        2,705,031        4,013,044        2,812,364
   Change in unrealized gains
     (losses) on investments.......        (949,472)      (2,598,011)      (3,104,425)      (1,454,455)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          536,539           94,805          837,112        1,290,492
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          552,592          882,354        1,094,271        1,376,687
   Net transfers (including fixed
     account)......................          143,032        (641,065)        (196,075)        (799,039)
   Contract charges................            (377)            (583)            (550)            (561)
   Transfers for contract benefits
     and terminations..............      (3,504,728)      (5,700,855)      (5,085,188)      (6,298,543)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,809,481)      (5,460,149)      (4,187,542)      (5,721,456)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,272,942)      (5,365,344)      (3,350,430)      (4,430,964)
NET ASSETS:
   Beginning of year...............        9,718,666       15,084,010       16,071,673       20,502,637
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     7,445,724  $     9,718,666  $    12,721,243  $    16,071,673
                                     ===============  ===============  ===============  ===============


                                       AMERICAN FUNDS GROWTH-INCOME         FIDELITY VIP CONTRAFUND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2015            2014             2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         9,432  $         5,129  $      (48,296)  $      (72,063)
   Net realized gains (losses).....        1,835,823        1,628,642        1,781,932        1,622,662
   Change in unrealized gains
     (losses) on investments.......      (1,792,897)        (596,218)      (1,781,262)        (222,255)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           52,358        1,037,553         (47,626)        1,328,344
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          495,501          675,628          735,436          930,922
   Net transfers (including fixed
     account)......................        (125,351)      (1,010,048)        (158,359)           65,153
   Contract charges................            (463)            (494)            (288)            (650)
   Transfers for contract benefits
     and terminations..............      (2,219,935)      (3,033,269)      (3,747,629)      (4,946,054)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,850,248)      (3,368,183)      (3,170,840)      (3,950,629)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,797,890)      (2,330,630)      (3,218,466)      (2,622,285)
NET ASSETS:
   Beginning of year...............       10,020,582       12,351,212       11,701,065       14,323,350
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,222,692  $    10,020,582  $     8,482,599  $    11,701,065
                                     ===============  ===============  ===============  ===============

                                                                                FTVIPT FRANKLIN
                                           FIDELITY VIP MID CAP            SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2015             2014            2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (121,801)  $     (203,095)  $      (14,691)  $      (18,787)
   Net realized gains (losses).....        2,149,115        1,977,639          325,654          447,528
   Change in unrealized gains
     (losses) on investments.......      (2,271,766)        (929,757)        (342,948)        (334,454)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (244,452)          844,787         (31,985)           94,287
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          838,521        1,313,547           88,003          117,533
   Net transfers (including fixed
     account)......................        (335,215)        (715,005)         (58,186)         (24,997)
   Contract charges................            (600)          (1,036)             (85)            (105)
   Transfers for contract benefits
     and terminations..............      (4,122,314)      (7,880,627)        (336,906)        (620,007)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,619,608)      (7,283,121)        (307,174)        (527,576)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,864,060)      (6,438,334)        (339,159)        (433,289)
NET ASSETS:
   Beginning of year...............       14,460,534       20,898,868        1,423,316        1,856,605
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    10,596,474  $    14,460,534  $     1,084,157  $     1,423,316
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                       TEMPLETON DEVELOPING MARKETS
                                              VIP SUBACCOUNT
                                     --------------------------------
                                           2015             2014
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        29,364  $        16,882
   Net realized gains (losses).....            7,174        (131,137)
   Change in unrealized gains
     (losses) on investments.......        (692,741)        (308,567)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (656,203)        (422,822)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          302,101          415,137
   Net transfers (including fixed
     account)......................         (23,632)           35,171
   Contract charges................             (44)            (203)
   Transfers for contract benefits
     and terminations..............      (1,075,057)      (1,791,152)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (796,632)      (1,341,047)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,452,835)      (1,763,869)
NET ASSETS:
   Beginning of year...............        3,527,960        5,291,829
                                     ---------------  ---------------
   End of year.....................  $     2,075,125  $     3,527,960
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       FTVIPT TEMPLETON FOREIGN VIP         JANUS ASPEN ENTERPRISE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2015            2014              2015            2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        54,912  $        33,151  $      (53,111)  $     (100,829)
   Net realized gains (losses).....           88,104          163,364        2,094,445        1,305,225
   Change in unrealized gains
     (losses) on investments.......        (295,040)        (627,340)      (1,754,278)        (298,565)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (152,024)        (430,825)          287,056          905,831
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          206,291          280,990          225,944          341,675
   Net transfers (including fixed
     account)......................        (229,764)        (109,760)         (78,442)        (244,322)
   Contract charges................            (108)            (137)            (565)            (656)
   Transfers for contract benefits
     and terminations..............        (804,035)      (1,147,426)      (2,802,563)      (1,173,148)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (827,616)        (976,333)      (2,655,626)      (1,076,451)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (979,640)      (1,407,158)      (2,368,570)        (170,620)
NET ASSETS:
   Beginning of year...............        3,033,417        4,440,575        8,635,546        8,806,166
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,053,777  $     3,033,417  $     6,266,976  $     8,635,546
                                     ===============  ===============  ===============  ===============

                                             LMPET CLEARBRIDGE                        LMPIT
                                              SMALL CAP VALUE             WESTERN ASSET CORPORATE BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2015            2014              2015              2014
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (438)  $       (1,021)  $         92,494  $       111,807
   Net realized gains (losses).....            2,219           23,334            38,105           72,418
   Change in unrealized gains
     (losses) on investments.......          (5,185)         (23,469)         (185,447)           94,648
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (3,404)          (1,156)          (54,848)          278,873
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --           185,415          289,309
   Net transfers (including fixed
     account)......................               --         (26,688)           127,372         (15,802)
   Contract charges................               --               --             (164)            (230)
   Transfers for contract benefits
     and terminations..............          (5,739)         (68,048)         (939,356)      (1,365,439)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (5,739)         (94,736)         (626,733)      (1,092,162)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          (9,143)         (95,892)         (681,581)        (813,289)
NET ASSETS:
   Beginning of year...............           37,653          133,545         3,507,744        4,321,033
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $        28,510  $        37,653  $      2,826,163  $     3,507,744
                                     ===============  ===============  ================  ===============

                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2015             2014             2015              2014
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (55,162)   $      (78,421)  $      (10,304)  $      (12,180)
   Net realized gains (losses).....        1,924,381         2,197,867          722,776        1,153,866
   Change in unrealized gains
     (losses) on investments.......      (1,951,334)         (655,417)        (679,692)        (311,683)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (82,115)         1,464,029           32,780          830,003
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          206,757           247,052          332,566          396,132
   Net transfers (including fixed
     account)......................        (256,642)           107,350         (78,202)         (68,012)
   Contract charges................            (357)             (376)            (513)            (660)
   Transfers for contract benefits
     and terminations..............      (2,679,643)       (2,931,460)      (1,717,289)      (2,450,481)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,729,885)       (2,577,434)      (1,463,438)      (2,123,021)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,812,000)       (1,113,405)      (1,430,658)      (1,293,018)
NET ASSETS:
   Beginning of year...............        7,650,979         8,764,384        8,683,418        9,976,436
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     4,838,979   $     7,650,979  $     7,252,760  $     8,683,418
                                     ===============   ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE
                                        VARIABLE DIVIDEND STRATEGY
                                                SUBACCOUNT
                                     --------------------------------
                                          2015              2014
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        10,000  $        21,581
   Net realized gains (losses).....           96,282          120,441
   Change in unrealized gains
     (losses) on investments.......        (227,475)          144,077
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (121,193)          286,099
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          103,079          151,776
   Net transfers (including fixed
     account)......................            2,665              647
   Contract charges................            (112)            (154)
   Transfers for contract benefits
     and terminations..............        (454,086)        (583,499)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (348,454)        (431,230)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (469,647)        (145,131)
NET ASSETS:
   Beginning of year...............        2,433,150        2,578,281
                                     ---------------  ---------------
   End of year.....................  $     1,963,503  $     2,433,150
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH          VARIABLE LARGE CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2015             2014             2015              2014
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,137)  $       (16,407)  $       (3,922)  $         10,244
   Net realized gains (losses).....          403,987           546,857          408,512           793,124
   Change in unrealized gains
     (losses) on investments.......        (216,314)         (265,359)        (505,127)         (418,896)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          172,536           265,091        (100,537)           384,472
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          106,539           120,190          109,716           194,602
   Net transfers (including fixed
     account)......................          137,265          (96,440)        (114,786)             7,394
   Contract charges................            (122)             (116)            (104)             (161)
   Transfers for contract benefits
     and terminations..............        (724,948)         (780,237)      (1,276,307)       (1,694,672)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (481,266)         (756,603)      (1,281,481)       (1,492,837)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (308,730)         (491,512)      (1,382,018)       (1,108,365)
NET ASSETS:
   Beginning of year...............        2,182,938         2,674,450        3,229,256         4,337,621
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $     1,874,208  $      2,182,938  $     1,847,238  $      3,229,256
                                     ===============  ================  ===============  ================

                                            LMPVET CLEARBRIDGE                LMPVIT WESTERN ASSET
                                         VARIABLE SMALL CAP GROWTH       VARIABLE GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (26,287)  $       (41,397)  $        81,382  $        129,823
   Net realized gains (losses).....          402,161           724,317         (51,234)            36,545
   Change in unrealized gains
     (losses) on investments.......        (483,266)         (624,386)        (146,899)         (188,850)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (107,392)            58,534        (116,751)          (22,482)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          105,844           208,030          102,094           171,437
   Net transfers (including fixed
     account)......................           87,645         (438,961)          (8,385)            65,771
   Contract charges................             (83)             (168)             (75)             (196)
   Transfers for contract benefits
     and terminations..............      (1,885,631)         (708,967)        (506,164)       (1,298,547)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,692,225)         (940,066)        (412,530)       (1,061,535)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,799,617)         (881,532)        (529,281)       (1,084,017)
NET ASSETS:
   Beginning of year...............        3,477,803         4,359,335        2,055,879         3,139,896
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $     1,678,186  $      3,477,803  $     1,526,598  $      2,055,879
                                     ===============  ================  ===============  ================

                                            MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                            BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2015              2014             2015             2014
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,815  $         1,865  $         13,748  $       (4,252)
   Net realized gains (losses).....          181,197          558,416           417,512        1,023,130
   Change in unrealized gains
     (losses) on investments.......        (231,717)        (382,660)         (522,456)        (723,597)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (45,705)          177,621          (91,196)          295,281
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          343,025          396,268           604,307          728,113
   Net transfers (including fixed
     account)......................           21,686          755,539            98,888          616,095
   Contract charges................            (320)            (324)             (160)            (138)
   Transfers for contract benefits
     and terminations..............        (870,781)      (2,157,824)         (817,272)      (1,494,991)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (506,390)      (1,006,341)         (114,237)        (150,921)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        (552,095)        (828,720)         (205,433)          144,360
NET ASSETS:
   Beginning of year...............        2,946,891        3,775,611         5,519,417        5,375,057
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     2,394,796  $     2,946,891  $      5,313,984  $     5,519,417
                                     ===============  ===============  ================  ===============

                                            MIST AMERICAN FUNDS
                                            MODERATE ALLOCATION
                                                SUBACCOUNT
                                     ---------------------------------
                                           2015             2014
                                     ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        34,996  $          3,049
   Net realized gains (losses).....          177,053           291,775
   Change in unrealized gains
     (losses) on investments.......        (236,269)         (140,014)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (24,220)           154,810
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          367,071           344,848
   Net transfers (including fixed
     account)......................      (2,289,390)         2,381,296
   Contract charges................            (327)             (413)
   Transfers for contract benefits
     and terminations..............        (568,119)         (990,169)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,490,765)         1,735,562
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (2,514,985)         1,890,372
NET ASSETS:
   Beginning of year...............        4,706,332         2,815,960
                                     ---------------  ----------------
   End of year.....................  $     2,191,347  $      4,706,332
                                     ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                            MIST BLACKROCK HIGH YIELD      MIST CLARION GLOBAL REAL ESTATE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2015            2014              2015            2014
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       205,317  $       269,068  $       115,457  $        42,327
   Net realized gains (losses)........         (51,463)          262,523           54,754            4,292
   Change in unrealized gains
     (losses) on investments..........        (254,244)        (391,788)        (254,222)          616,813
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (100,390)          139,803         (84,011)          663,432
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          248,338          318,574          277,058          374,911
   Net transfers (including fixed
     account).........................        (230,401)        (868,327)        (169,627)         (96,153)
   Contract charges...................             (95)            (134)            (206)            (285)
   Transfers for contract benefits
     and terminations.................      (1,587,668)      (1,157,448)      (1,865,946)      (1,729,646)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,569,826)      (1,707,335)      (1,758,721)      (1,451,173)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,670,216)      (1,567,532)      (1,842,732)        (787,741)
NET ASSETS:
   Beginning of year..................        3,702,123        5,269,655        5,029,560        5,817,301
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     2,031,907  $     3,702,123  $     3,186,828  $     5,029,560
                                        ===============  ===============  ===============  ===============

                                                MIST CLEARBRIDGE                        MIST
                                                AGGRESSIVE GROWTH           HARRIS OAKMARK INTERNATIONAL
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2015            2014             2015              2014
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (247,731)  $     (306,168)  $       127,371  $       130,691
   Net realized gains (losses)........        1,105,558        1,102,954          583,174        1,174,367
   Change in unrealized gains
     (losses) on investments..........      (2,051,428)        3,479,560        (958,810)      (1,862,584)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,193,601)        4,276,346        (248,265)        (557,526)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,255,346        1,137,419          343,606          534,993
   Net transfers (including fixed
     account).........................        (397,370)       33,278,155        (145,764)        (260,280)
   Contract charges...................          (2,094)          (2,761)            (475)            (631)
   Transfers for contract benefits
     and terminations.................      (8,201,097)      (6,878,194)      (1,936,940)      (2,484,839)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (7,345,215)       27,534,619      (1,739,573)      (2,210,757)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (8,538,816)       31,810,965      (1,987,838)      (2,768,283)
NET ASSETS:
   Beginning of year..................       33,195,725        1,384,760        6,979,343        9,747,626
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    24,656,909  $    33,195,725  $     4,991,505  $     6,979,343
                                        ===============  ===============  ===============  ===============


                                               MIST INVESCO COMSTOCK          MIST INVESCO MID CAP VALUE
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2015             2014              2015             2014
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         18,160  $       (3,072)  $      (16,039)   $      (20,625)
   Net realized gains (losses)........           214,216          183,862          235,419           756,291
   Change in unrealized gains
     (losses) on investments..........         (309,934)         (62,728)        (400,273)         (462,948)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (77,558)          118,062        (180,893)           272,718
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            64,012           82,499          147,031           201,365
   Net transfers (including fixed
     account).........................          (12,577)          133,921        (393,605)          (50,904)
   Contract charges...................              (24)             (24)             (41)              (44)
   Transfers for contract benefits
     and terminations.................         (434,039)        (375,131)      (1,030,494)       (1,104,944)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (382,628)        (158,735)      (1,277,109)         (954,527)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................         (460,186)         (40,673)      (1,458,002)         (681,809)
NET ASSETS:
   Beginning of year..................         1,442,269        1,482,942        3,041,669         3,723,478
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $        982,083  $     1,442,269  $     1,583,667   $     3,041,669
                                        ================  ===============  ===============   ===============


                                          MIST INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2015             2014
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (12,980)  $       (18,161)
   Net realized gains (losses)........          382,808           366,163
   Change in unrealized gains
     (losses) on investments..........        (397,474)         (235,155)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (27,646)           112,847
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           66,310           105,177
   Net transfers (including fixed
     account).........................           72,636         (231,799)
   Contract charges...................             (22)              (45)
   Transfers for contract benefits
     and terminations.................        (431,215)         (436,181)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (292,291)         (562,848)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        (319,937)         (450,001)
NET ASSETS:
   Beginning of year..................        1,500,040         1,950,041
                                        ---------------  ----------------
   End of year........................  $     1,180,103  $      1,500,040
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                    MIST
                                      MIST JPMORGAN SMALL CAP VALUE      LORD ABBETT BOND DEBENTURE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014            2015              2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,094  $         3,157  $        87,858  $       111,106
   Net realized gains (losses).....           92,452          291,655           70,488           92,851
   Change in unrealized gains
     (losses) on investments.......        (147,921)        (285,190)        (206,237)        (110,221)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (54,375)            9,622         (47,891)           93,736
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           69,856          155,145           86,431          135,101
   Net transfers (including fixed
     account)......................         (73,287)         (16,861)        (179,674)          192,411
   Contract charges................              (6)             (12)             (23)             (24)
   Transfers for contract benefits
     and terminations..............        (237,639)        (805,058)        (190,181)        (710,074)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (241,076)        (666,786)        (283,447)        (382,586)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (295,451)        (657,164)        (331,338)        (288,850)
NET ASSETS:
   Beginning of year...............          841,084        1,498,248        1,987,680        2,276,530
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       545,633  $       841,084  $     1,656,342  $     1,987,680
                                     ===============  ===============  ===============  ===============


                                     MIST METLIFE ASSET ALLOCATION 100     MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2015            2014               2015             2014
                                     ---------------  ---------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         6,328  $      (27,070)   $       (75,556)  $     (111,665)
   Net realized gains (losses).....          700,763          459,504          2,413,308        1,189,063
   Change in unrealized gains
     (losses) on investments.......        (807,446)        (207,344)        (2,727,197)      (1,076,016)
                                     ---------------  ---------------   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (100,355)          225,090          (389,445)            1,382
                                     ---------------  ---------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          474,055          693,727            293,850          499,689
   Net transfers (including fixed
     account)......................         (38,662)           87,038          (452,478)        (254,479)
   Contract charges................            (360)            (525)              (208)            (326)
   Transfers for contract benefits
     and terminations..............      (1,782,936)      (2,075,656)        (2,130,243)      (3,708,931)
                                     ---------------  ---------------   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,347,903)      (1,295,416)        (2,289,079)      (3,464,047)
                                     ---------------  ---------------   ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,448,258)      (1,070,326)        (2,678,524)      (3,462,665)
NET ASSETS:
   Beginning of year...............        5,308,960        6,379,286          7,763,831       11,226,496
                                     ---------------  ---------------   ----------------  ---------------
   End of year.....................  $     3,860,702  $     5,308,960   $      5,085,307  $     7,763,831
                                     ===============  ===============   ================  ===============

                                                 MIST MFS
                                          EMERGING MARKETS EQUITY        MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2015              2014             2015             2014
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         8,213  $           975  $         7,225   $         4,031
   Net realized gains (losses).....         (35,673)            5,208            4,667            20,776
   Change in unrealized gains
     (losses) on investments.......        (100,934)         (71,217)         (33,179)          (63,458)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (128,394)         (65,034)         (21,287)          (38,651)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           99,957          213,478           45,803            65,523
   Net transfers (including fixed
     account)......................           27,130         (13,086)          127,613           127,473
   Contract charges................             (64)             (92)             (39)              (44)
   Transfers for contract benefits
     and terminations..............        (183,636)        (699,986)        (125,690)         (202,666)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (56,613)        (499,686)           47,687           (9,714)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (185,007)        (564,720)           26,400          (48,365)
NET ASSETS:
   Beginning of year...............          867,100        1,431,820          396,098           444,463
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $       682,093  $       867,100  $       422,498   $       396,098
                                     ===============  ===============  ===============   ===============


                                      MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT
                                     --------------------------------
                                          2015              2014
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (20,955)  $      (30,800)
   Net realized gains (losses).....        1,081,067        1,265,622
   Change in unrealized gains
     (losses) on investments.......        (511,815)        (977,805)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          548,297          257,017
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          850,791        1,209,445
   Net transfers (including fixed
     account)......................        (105,918)        (293,735)
   Contract charges................            (887)          (1,012)
   Transfers for contract benefits
     and terminations..............      (4,807,423)      (5,049,651)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,063,437)      (4,134,953)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,515,140)      (3,877,936)
NET ASSETS:
   Beginning of year...............       17,481,464       21,359,400
                                     ---------------  ---------------
   End of year.....................  $    13,966,324  $    17,481,464
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND            MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015             2014              2015            2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       124,862  $        32,504  $       365,630  $       175,391
   Net realized gains (losses).....        (262,440)        (171,503)          177,496          224,607
   Change in unrealized gains
     (losses) on investments.......           66,986          248,288        (620,985)          (1,021)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (70,592)          109,289         (77,859)          398,977
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          377,301          589,479          635,425        1,008,979
   Net transfers (including fixed
     account)......................        (997,776)        (822,059)        (348,389)        (786,152)
   Contract charges................              (9)             (89)            (411)            (466)
   Transfers for contract benefits
     and terminations..............      (1,010,330)        (962,740)      (3,070,615)      (4,856,009)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,630,814)      (1,195,409)      (2,783,990)      (4,633,648)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,701,406)      (1,086,120)      (2,861,849)      (4,234,671)
NET ASSETS:
   Beginning of year...............        3,116,387        4,202,507       10,269,718       14,504,389
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,414,981  $     3,116,387  $     7,407,869  $    10,269,718
                                     ===============  ===============  ===============  ===============


                                            MIST PIONEER FUND            MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014            2015              2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (67)  $         1,149  $       111,935  $       216,822
   Net realized gains (losses).....           16,784           58,998           89,415          243,631
   Change in unrealized gains
     (losses) on investments.......         (18,302)         (41,833)        (255,893)        (267,994)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (1,585)           18,314         (54,543)          192,459
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           10,814           11,330          156,413          337,471
   Net transfers (including fixed
     account)......................            (405)            8,838            8,513        (467,252)
   Contract charges................              (1)              (1)            (207)            (247)
   Transfers for contract benefits
     and terminations..............         (55,296)         (48,065)      (1,291,438)      (1,843,734)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (44,888)         (27,898)      (1,126,719)      (1,973,762)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (46,473)          (9,584)      (1,181,262)      (1,781,303)
NET ASSETS:
   Beginning of year...............          196,602          206,186        3,589,894        5,371,197
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       150,129  $       196,602  $     2,408,632  $     3,589,894
                                     ===============  ===============  ===============  ===============

                                            MIST T. ROWE PRICE
                                              LARGE CAP VALUE             MIST WMC LARGE CAP RESEARCH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2015             2014             2015             2014
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        45,303  $       (8,289)  $       (4,664)   $       (5,777)
   Net realized gains (losses).....        1,192,485        1,293,260          243,791           194,062
   Change in unrealized gains
     (losses) on investments.......      (1,999,472)          953,595        (186,740)             8,221
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (761,684)        2,238,566           52,387           196,506
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          752,563          973,595           74,216           129,530
   Net transfers (including fixed
     account)......................        (495,141)        3,938,546           40,772         (126,404)
   Contract charges................          (1,040)          (1,231)             (81)              (76)
   Transfers for contract benefits
     and terminations..............      (4,946,416)      (6,204,017)        (467,201)         (524,581)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,690,034)      (1,293,107)        (352,294)         (521,531)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (5,451,718)          945,459        (299,907)         (325,025)
NET ASSETS:
   Beginning of year...............       18,615,644       17,670,185        1,493,552         1,818,577
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    13,163,926  $    18,615,644  $     1,193,645   $     1,493,552
                                     ===============  ===============  ===============   ===============

                                               MSF BARCLAYS
                                           AGGREGATE BOND INDEX
                                                SUBACCOUNT
                                     --------------------------------
                                          2015             2014
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           426  $           539
   Net realized gains (losses).....               43             (42)
   Change in unrealized gains
     (losses) on investments.......            (655)              817
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            (186)            1,314
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................               --               --
   Contract charges................               --               --
   Transfers for contract benefits
     and terminations..............          (4,396)            (950)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (4,396)            (950)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (4,582)              364
NET ASSETS:
   Beginning of year...............           28,768           28,404
                                     ---------------  ---------------
   End of year.....................  $        24,186  $        28,768
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 MSF BLACKROCK
                                        MSF BLACKROCK BOND INCOME            CAPITAL APPRECIATION
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015             2014              2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        99,029  $       132,958  $     (129,448)  $     (147,853)
   Net realized gains (losses).....          117,291           38,444        3,600,667        2,007,304
   Change in unrealized gains
     (losses) on investments.......        (223,007)          149,174      (2,872,020)        (931,772)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (6,687)          320,576          599,199          927,679
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          275,105          449,369          529,004          962,753
   Net transfers (including fixed
     account)......................        (127,839)         (78,192)         (85,877)        (717,739)
   Contract charges................            (180)            (236)          (1,006)          (1,163)
   Transfers for contract benefits
     and terminations..............      (2,365,338)      (1,229,726)      (3,666,959)      (3,585,620)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,218,252)        (858,785)      (3,224,838)      (3,341,769)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,224,939)        (538,209)      (2,625,639)      (2,414,090)
NET ASSETS:
   Beginning of year...............        5,146,554        5,684,763       12,385,220       14,799,310
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,921,615  $     5,146,554  $     9,759,581  $    12,385,220
                                     ===============  ===============  ===============  ===============


                                      MSF BLACKROCK LARGE CAP VALUE       MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014            2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         2,868  $         (260)  $     (178,155)  $     (268,004)
   Net realized gains (losses).....           45,408          238,210               --               --
   Change in unrealized gains
     (losses) on investments.......         (95,587)        (162,332)               --               --
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (47,311)           75,618        (178,155)        (268,004)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           90,010           99,883        1,260,801        2,183,394
   Net transfers (including fixed
     account)......................          (6,561)        (249,290)        4,172,524        2,325,705
   Contract charges................             (21)             (21)          (2,015)          (2,678)
   Transfers for contract benefits
     and terminations..............        (150,471)        (233,182)      (6,768,259)     (17,950,479)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (67,043)        (382,610)      (1,336,949)     (13,444,058)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (114,354)        (306,992)      (1,515,104)     (13,712,062)
NET ASSETS:
   Beginning of year...............          714,290        1,021,282       16,372,449       30,084,511
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       599,936  $       714,290  $    14,857,345  $    16,372,449
                                     ===============  ===============  ===============  ===============


                                        MSF FRONTIER MID CAP GROWTH           MSF JENNISON GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014             2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (70,863)  $      (81,334)  $      (16,376)  $      (15,735)
   Net realized gains (losses).....        1,233,661        1,165,643          357,196          238,678
   Change in unrealized gains
     (losses) on investments.......      (1,013,482)        (462,185)        (149,808)         (78,438)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          149,316          622,124          191,012          144,505
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          252,827          330,157          143,867          148,902
   Net transfers (including fixed
     account)......................        (206,740)        (163,278)          340,947        (179,840)
   Contract charges................            (439)            (547)            (108)             (87)
   Transfers for contract benefits
     and terminations..............      (1,562,781)      (1,783,444)        (232,836)        (426,309)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,517,133)      (1,617,112)          251,870        (457,334)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,367,817)        (994,988)          442,882        (312,829)
NET ASSETS:
   Beginning of year...............        6,181,141        7,176,129        1,879,315        2,192,144
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,813,324  $     6,181,141  $     2,322,197  $     1,879,315
                                     ===============  ===============  ===============  ===============


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     --------------------------------
                                          2015             2014
                                     --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       22,048   $       130,035
   Net realized gains (losses).....         131,656           256,025
   Change in unrealized gains
     (losses) on investments.......       (195,429)         (228,930)
                                     --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (41,725)           157,130
                                     --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         368,195           769,747
   Net transfers (including fixed
     account)......................        (21,344)            63,961
   Contract charges................           (388)             (593)
   Transfers for contract benefits
     and terminations..............     (1,482,081)       (2,104,853)
                                     --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (1,135,618)       (1,271,738)
                                     --------------   ---------------
     Net increase (decrease)
       in net assets...............     (1,177,343)       (1,114,608)
NET ASSETS:
   Beginning of year...............       4,280,099         5,394,707
                                     --------------   ---------------
   End of year.....................  $    3,102,756   $     4,280,099
                                     ==============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                         MSF METLIFE ASSET ALLOCATION 40    MSF METLIFE ASSET ALLOCATION 60
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2015             2014              2015              2014
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (37,080)  $       109,428  $      (178,831)  $       305,681
   Net realized gains (losses)........           339,878          473,980         2,461,016        3,028,762
   Change in unrealized gains
     (losses) on investments..........         (389,384)        (360,446)       (2,832,838)      (2,132,884)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (86,586)          222,962         (550,653)        1,201,559
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           611,326          723,406         2,427,629        3,837,188
   Net transfers (including fixed
     account).........................            61,276        (276,871)         (272,950)      (1,918,025)
   Contract charges...................             (477)            (487)           (1,408)          (2,048)
   Transfers for contract benefits
     and terminations.................       (1,432,616)      (2,056,406)       (6,187,133)      (9,505,393)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (760,491)      (1,610,358)       (4,033,862)      (7,588,278)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................         (847,077)      (1,387,396)       (4,584,515)      (6,386,719)
NET ASSETS:
   Beginning of year..................         4,756,107        6,143,503        27,292,009       33,678,728
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      3,909,030  $     4,756,107  $     22,707,494  $    27,292,009
                                        ================  ===============  ================  ===============

                                        MSF METLIFE ASSET ALLOCATION 80        MSF METLIFE STOCK INDEX
                                                  SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2015              2014             2015             2014
                                        ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (188,622)  $       143,059  $       102,048   $       120,071
   Net realized gains (losses)........        2,567,149        2,069,276        2,338,537         2,429,876
   Change in unrealized gains
     (losses) on investments..........      (2,862,024)      (1,109,907)      (2,414,701)         (216,043)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (483,497)        1,102,428           25,884         2,333,904
                                        ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,115,249        2,769,231        1,300,194         1,550,404
   Net transfers (including fixed
     account).........................        (367,036)        (247,821)         (62,748)         (170,368)
   Contract charges...................          (1,007)          (1,266)            (999)           (1,285)
   Transfers for contract benefits
     and terminations.................      (7,138,498)      (8,698,963)      (4,741,420)       (5,235,605)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,391,292)      (6,178,819)      (3,504,973)       (3,856,854)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (5,874,789)      (5,076,391)      (3,479,089)       (1,522,950)
NET ASSETS:
   Beginning of year..................       24,275,174       29,351,565       19,793,399        21,316,349
                                        ---------------  ---------------  ---------------   ---------------
   End of year........................  $    18,400,385  $    24,275,174  $    16,314,310   $    19,793,399
                                        ===============  ===============  ===============   ===============

                                              MSF MFS TOTAL RETURN                   MSF MFS VALUE
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2015             2014             2015              2014
                                        ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       218,921  $        265,537  $       185,448  $         84,139
   Net realized gains (losses)........        1,201,093         1,298,889        2,280,067         1,545,860
   Change in unrealized gains
     (losses) on investments..........      (1,607,169)            57,607      (2,555,883)         (393,933)
                                        ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (187,155)         1,622,033         (90,368)         1,236,066
                                        ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,098,738         1,587,013          605,857           869,817
   Net transfers (including fixed
     account).........................        (378,358)         (111,065)        (324,536)          (38,834)
   Contract charges...................          (1,777)           (2,803)            (558)             (877)
   Transfers for contract benefits
     and terminations.................      (7,383,487)       (7,578,029)      (4,179,270)       (4,549,755)
                                        ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,664,884)       (6,104,884)      (3,898,507)       (3,719,649)
                                        ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................      (6,852,039)       (4,482,851)      (3,988,875)       (2,483,583)
NET ASSETS:
   Beginning of year..................       21,143,454        25,626,305       12,872,025        15,355,608
                                        ---------------  ----------------  ---------------  ----------------
   End of year........................  $    14,291,415  $     21,143,454  $     8,883,150  $     12,872,025
                                        ===============  ================  ===============  ================

                                               MSF MSCI EAFE INDEX
                                                   SUBACCOUNT
                                        --------------------------------
                                             2015              2014
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           760  $           566
   Net realized gains (losses)........             (42)               20
   Change in unrealized gains
     (losses) on investments..........          (1,410)          (3,338)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            (692)          (2,752)
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --
   Net transfers (including fixed
     account).........................               --               --
   Contract charges...................               --               --
   Transfers for contract benefits
     and terminations.................            (979)          (7,217)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            (979)          (7,217)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................          (1,671)          (9,969)
NET ASSETS:
   Beginning of year..................           35,069           45,038
                                        ---------------  ---------------
   End of year........................  $        33,398  $        35,069
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014




                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015              2014             2015            2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (13,689)  $      (22,304)  $          (97)  $         (166)
   Net realized gains (losses).....          216,743          296,226            6,669            9,967
   Change in unrealized gains
     (losses) on investments.......        (201,701)        (322,065)          (9,254)          (8,022)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            1,353         (48,143)          (2,682)            1,779
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           77,806          171,133               --               --
   Net transfers (including fixed
     account)......................         (45,271)         (95,116)               --         (10,012)
   Contract charges................             (86)            (110)               --               --
   Transfers for contract benefits
     and terminations..............      (1,027,433)      (1,340,008)         (13,981)          (6,375)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (994,984)      (1,264,101)         (13,981)         (16,387)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (993,631)      (1,312,244)         (16,663)         (14,608)
NET ASSETS:
   Beginning of year...............        2,367,698        3,679,942           59,475           74,083
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,374,067  $     2,367,698  $        42,812  $        59,475
                                     ===============  ===============  ===============  ===============


                                             MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                             LARGE CAP GROWTH                  SMALL CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2015            2014              2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (62,536)  $      (76,591)  $     (148,672)  $     (169,403)
   Net realized gains (losses).....        1,444,545        1,304,695        2,253,043        2,582,549
   Change in unrealized gains
     (losses) on investments.......        (923,694)        (788,020)      (1,863,993)      (1,680,280)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          458,315          440,084          240,378          732,866
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          273,215          495,662          635,436          832,977
   Net transfers (including fixed
     account)......................           63,862        (213,727)           85,274        (741,967)
   Contract charges................            (455)            (520)            (680)            (980)
   Transfers for contract benefits
     and terminations..............      (1,475,818)      (2,260,367)      (3,370,912)      (3,557,478)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,139,196)      (1,978,952)      (2,650,882)      (3,467,448)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (680,881)      (1,538,868)      (2,410,504)      (2,734,582)
NET ASSETS:
   Beginning of year...............        5,520,969        7,059,837       13,873,826       16,608,408
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,840,088  $     5,520,969  $    11,463,322  $    13,873,826
                                     ===============  ===============  ===============  ===============

                                             MSF WESTERN ASSET
                                         MANAGEMENT STRATEGIC BOND             MSF WESTERN ASSET
                                               OPPORTUNITIES              MANAGEMENT U.S. GOVERNMENT
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2015             2014              2015             2014
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           225  $         1,522  $        58,188  $        48,204
   Net realized gains (losses).....               18              594            5,834           13,388
   Change in unrealized gains
     (losses) on investments.......            (450)            (642)         (84,165)           36,868
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            (207)            1,474         (20,143)           98,460
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --          357,493          428,927
   Net transfers (including fixed
     account)......................               --               --          163,066          (9,082)
   Contract charges................               --               --            (256)            (404)
   Transfers for contract benefits
     and terminations..............            (541)         (28,151)      (1,470,750)      (1,718,771)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..            (541)         (28,151)        (950,447)      (1,299,330)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............            (748)         (26,677)        (970,590)      (1,200,870)
NET ASSETS:
   Beginning of year...............            6,916           33,593        5,124,831        6,325,701
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $         6,168  $         6,916  $     4,154,241  $     5,124,831
                                     ===============  ===============  ===============  ===============



                                              MSF WMC BALANCED
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2015             2014
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         12,888  $        11,546
   Net realized gains (losses).....           438,824           90,490
   Change in unrealized gains
     (losses) on investments.......         (416,841)           66,951
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            34,871          168,987
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           242,410          254,020
   Net transfers (including fixed
     account)......................            45,376        1,153,965
   Contract charges................             (310)            (457)
   Transfers for contract benefits
     and terminations..............       (1,145,725)        (366,697)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (858,249)        1,040,831
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............         (823,378)        1,209,818
NET ASSETS:
   Beginning of year...............         2,583,654        1,373,836
                                     ----------------  ---------------
   End of year.....................  $      1,760,276  $     2,583,654
                                     ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              MSF WMC                       TAP 1919 VARIABLE
                                                                     CORE EQUITY OPPORTUNITIES        SOCIALLY RESPONSIVE BALANCED
                                                                            SUBACCOUNT                         SUBACCOUNT
                                                                 ---------------------------------  --------------------------------
                                                                       2015              2014            2015             2014
                                                                 ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)................................  $         18,953  $      (22,477)  $        13,211  $       (1,250)
   Net realized gains (losses).................................         1,171,940          908,378          396,283          593,278
   Change in unrealized gains
     (losses) on investments...................................       (1,148,632)        (467,457)        (499,726)        (263,835)
                                                                 ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations........................................            42,261          418,444         (90,232)          328,193
                                                                 ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......................................           182,016          250,628           93,412          138,079
   Net transfers (including fixed
     account)..................................................          (12,776)         (99,745)        (101,851)         (97,147)
   Contract charges............................................             (230)            (316)             (41)             (53)
   Transfers for contract benefits
     and terminations..........................................       (1,183,024)      (2,252,429)        (422,725)        (442,132)
                                                                 ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions.............................       (1,014,014)      (2,101,862)        (431,205)        (401,253)
                                                                 ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets..........................................         (971,753)      (1,683,418)        (521,437)         (73,060)
NET ASSETS:
   Beginning of year...........................................         3,808,781        5,492,199        4,015,528        4,088,588
                                                                 ----------------  ---------------  ---------------  ---------------
   End of year.................................................  $      2,837,028  $     3,808,781  $     3,494,091  $     4,015,528
                                                                 ================  ===============  ===============  ===============


 The accompanying notes are an integral part of these financial statements.

    METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on December 26, 1995 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")         Legg Mason Partners Variable Equity Trust
Fidelity Variable Insurance Products ("Fidelity VIP")        ("LMPVET")
Franklin Templeton Variable Insurance Products Trust       Legg Mason Partners Variable Income Trust
   ("FTVIPT")                                                ("LMPVIT")
Janus Aspen Series ("Janus Aspen")                         Met Investors Series Trust ("MIST")*
Legg Mason Partners Equity Trust ("LMPET")                 Metropolitan Series Fund ("MSF")*
Legg Mason Partners Income Trust ("LMPIT")                 Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2015:

American Funds Global Growth Subaccount                MIST Lord Abbett Bond Debenture Subaccount
American Funds Growth Subaccount                       MIST MetLife Asset Allocation 100 Subaccount
American Funds Growth-Income Subaccount                MIST MetLife Small Cap Value Subaccount
Fidelity VIP Contrafund Subaccount                     MIST MFS Emerging Markets Equity Subaccount
Fidelity VIP Mid Cap Subaccount                        MIST MFS Research International Subaccount
FTVIPT Franklin Small-Mid Cap Growth VIP               MIST Oppenheimer Global Equity Subaccount (a)
   Subaccount                                          MIST PIMCO Inflation Protected Bond Subaccount
FTVIPT Templeton Developing Markets VIP                MIST PIMCO Total Return Subaccount
   Subaccount                                          MIST Pioneer Fund Subaccount
FTVIPT Templeton Foreign VIP Subaccount                MIST Pioneer Strategic Income Subaccount
Janus Aspen Enterprise Subaccount                      MIST T. Rowe Price Large Cap Value Subaccount (a)
LMPET ClearBridge Small Cap Value Subaccount           MIST WMC Large Cap Research Subaccount
LMPIT Western Asset Corporate Bond Subaccount          MSF Barclays Aggregate Bond Index Subaccount
LMPVET ClearBridge Variable Aggressive Growth          MSF BlackRock Bond Income Subaccount
   Subaccount                                          MSF BlackRock Capital Appreciation Subaccount
LMPVET ClearBridge Variable Appreciation               MSF BlackRock Large Cap Value Subaccount
   Subaccount                                          MSF BlackRock Money Market Subaccount
LMPVET ClearBridge Variable Dividend Strategy          MSF Frontier Mid Cap Growth Subaccount
   Subaccount                                          MSF Jennison Growth Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth           MSF MetLife Asset Allocation 20 Subaccount
   Subaccount                                          MSF MetLife Asset Allocation 40 Subaccount
LMPVET ClearBridge Variable Large Cap Value            MSF MetLife Asset Allocation 60 Subaccount
   Subaccount                                          MSF MetLife Asset Allocation 80 Subaccount
LMPVET ClearBridge Variable Small Cap Growth           MSF MetLife Stock Index Subaccount
   Subaccount                                          MSF MFS Total Return Subaccount
LMPVIT Western Asset Variable Global High Yield        MSF MFS Value Subaccount
   Bond Subaccount                                     MSF MSCI EAFE Index Subaccount
MIST American Funds Balanced Allocation                MSF Neuberger Berman Genesis Subaccount
   Subaccount                                          MSF Russell 2000 Index Subaccount
MIST American Funds Growth Allocation Subaccount       MSF T. Rowe Price Large Cap Growth Subaccount
MIST American Funds Moderate Allocation                MSF T. Rowe Price Small Cap Growth Subaccount
   Subaccount                                          MSF Western Asset Management Strategic Bond
MIST BlackRock High Yield Subaccount                     Opportunities Subaccount
MIST Clarion Global Real Estate Subaccount             MSF Western Asset Management U.S. Government
MIST ClearBridge Aggressive Growth Subaccount            Subaccount
MIST Harris Oakmark International Subaccount           MSF WMC Balanced Subaccount
MIST Invesco Comstock Subaccount                       MSF WMC Core Equity Opportunities Subaccount
MIST Invesco Mid Cap Value Subaccount                  TAP 1919 Variable Socially Responsive Balanced
MIST Invesco Small Cap Growth Subaccount                 Subaccount
MIST JPMorgan Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGE


The operations of the Subaccounts were affected by the following change that occurred during the year ended December 31, 2015:

NAME CHANGE:

Former Name                                               New Name

ClearBridge Variable Equity Income Portfolio              ClearBridge Variable Dividend Strategy Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no contracts in payout at December 31, 2015.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.80% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


For some Contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     American Funds Global Growth Subaccount....................        284,300        6,496,295         1,551,119        3,556,187
     American Funds Growth Subaccount...........................        187,935       11,521,388         4,154,263        5,267,470
     American Funds Growth-Income Subaccount....................        182,567        7,349,322         1,994,777        2,531,749
     Fidelity VIP Contrafund Subaccount.........................        255,041        7,181,541         1,798,743        4,049,279
     Fidelity VIP Mid Cap Subaccount............................        332,911       10,082,617         2,299,986        4,372,568
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........         61,293        1,258,434           393,558          415,876
     FTVIPT Templeton Developing Markets VIP Subaccount.........        328,359        3,219,096           762,764        1,121,462
     FTVIPT Templeton Foreign VIP Subaccount....................        155,595        2,315,780           403,331        1,090,563
     Janus Aspen Enterprise Subaccount..........................        114,635        4,309,321         1,264,613        3,173,718
     LMPET ClearBridge Small Cap Value Subaccount...............          1,520           29,996             3,734            8,730
     LMPIT Western Asset Corporate Bond Subaccount..............        240,737        2,842,861           517,253        1,051,514
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................        184,135        3,463,927           976,206        3,239,705
     LMPVET ClearBridge Variable Appreciation Subaccount........        209,500        5,351,280           485,298        1,761,525
     LMPVET ClearBridge Variable Dividend Strategy Subaccount...        130,907        1,700,730           205,112          543,623
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....         88,746        1,584,571           426,826          696,991
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....        103,492        1,554,753           210,238        1,414,154
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....         80,110        1,483,509           346,447        2,012,509
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        233,799        1,865,415           192,712          523,852
     MIST American Funds Balanced Allocation Subaccount.........        239,725        2,422,261           524,244          875,601
     MIST American Funds Growth Allocation Subaccount...........        559,961        5,266,462         1,236,635          990,358
     MIST American Funds Moderate Allocation Subaccount.........        222,025        2,247,852         1,165,159        3,417,442
     MIST BlackRock High Yield Subaccount.......................        281,834        2,306,707           503,251        1,841,597
     MIST Clarion Global Real Estate Subaccount.................        270,539        3,219,286           467,644        2,110,937
     MIST ClearBridge Aggressive Growth Subaccount..............      1,611,566       22,867,952           955,439        8,548,435
     MIST Harris Oakmark International Subaccount...............        371,672        5,674,629         1,159,522        2,190,947
     MIST Invesco Comstock Subaccount...........................         70,663          696,831           129,874          457,243
     MIST Invesco Mid Cap Value Subaccount......................         91,548        1,676,183           459,553        1,637,612
     MIST Invesco Small Cap Growth Subaccount...................         78,941        1,266,928           576,980          526,705
     MIST JPMorgan Small Cap Value Subaccount...................         36,018          556,526           156,165          334,434
     MIST Lord Abbett Bond Debenture Subaccount.................        142,802        1,794,764           336,252          456,998
     MIST MetLife Asset Allocation 100 Subaccount...............        307,881        3,463,283           858,034        1,826,045
     MIST MetLife Small Cap Value Subaccount....................        406,833        6,293,153         2,888,979        2,696,609
     MIST MFS Emerging Markets Equity Subaccount................         83,805          839,938           289,750          338,153
     MIST MFS Research International Subaccount.................         40,789          443,101           220,362          165,415
     MIST Oppenheimer Global Equity Subaccount..................        684,294       12,427,547         1,255,177        4,988,559
     MIST PIMCO Inflation Protected Bond Subaccount.............        152,323        1,651,918           521,494        2,027,430
     MIST PIMCO Total Return Subaccount.........................        666,181        7,556,323         1,264,100        3,574,694
     MIST Pioneer Fund Subaccount...............................         11,556          160,887            41,064           72,046
     MIST Pioneer Strategic Income Subaccount...................        237,314        2,451,790           381,294        1,367,596
     MIST T. Rowe Price Large Cap Value Subaccount..............        388,590       10,829,552         1,044,742        5,655,680
     MIST WMC Large Cap Research Subaccount.....................         86,130          886,028           217,646          476,245
     MSF Barclays Aggregate Bond Index Subaccount...............          2,225           24,896               718            4,700
     MSF BlackRock Bond Income Subaccount.......................         27,527        2,934,460           438,831        2,515,928
     MSF BlackRock Capital Appreciation Subaccount..............        267,387        6,289,295         2,250,778        3,767,718
     MSF BlackRock Large Cap Value Subaccount...................         71,939          711,026           151,630          161,810
     MSF BlackRock Money Market Subaccount......................        148,574       14,857,424         7,745,372        9,260,500
     MSF Frontier Mid Cap Growth Subaccount.....................        145,027        3,975,733           938,351        1,792,728
     MSF Jennison Growth Subaccount.............................        151,811        2,048,053           833,907          287,606
     MSF MetLife Asset Allocation 20 Subaccount.................        285,979        3,236,823           477,828        1,492,181
     MSF MetLife Asset Allocation 40 Subaccount.................        331,565        3,834,463         1,035,091        1,587,328
     MSF MetLife Asset Allocation 60 Subaccount.................      1,825,369       21,220,264         3,869,914        6,419,439
     MSF MetLife Asset Allocation 80 Subaccount.................      1,321,876       15,476,906         2,694,502        7,268,803
     MSF MetLife Stock Index Subaccount.........................        370,445       11,357,954         1,971,464        4,620,263
     MSF MFS Total Return Subaccount............................         85,789       12,386,211         1,026,242        7,472,201

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF MFS Value Subaccount...................................        588,682        8,628,063         2,532,687        4,457,906
     MSF MSCI EAFE Index Subaccount.............................          2,758           37,381             1,162            1,392
     MSF Neuberger Berman Genesis Subaccount....................         75,919        1,127,465            94,100        1,102,760
     MSF Russell 2000 Index Subaccount..........................          2,386           35,157             3,399           14,661
     MSF T. Rowe Price Large Cap Growth Subaccount..............        216,081        4,060,024         1,752,230        2,056,680
     MSF T. Rowe Price Small Cap Growth Subaccount..............        550,066        8,971,704         2,023,749        3,631,419
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................            500            6,522               312              647
     MSF Western Asset Management U.S. Government
       Subaccount...............................................        349,101        4,189,566           948,637        1,840,919
     MSF WMC Balanced Subaccount................................         94,339        1,850,094           762,183        1,298,783
     MSF WMC Core Equity Opportunities Subaccount...............        100,003        3,214,859         1,378,660        1,206,642
     TAP 1919 Variable Socially Responsive Balanced Subaccount..        132,909        3,373,287           441,476          549,904


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                          AMERICAN FUNDS                                               AMERICAN FUNDS
                                           GLOBAL GROWTH              AMERICAN FUNDS GROWTH             GROWTH-INCOME
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2015           2014            2015           2014           2015            2014
                                   --------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year..........       4,328,271      6,749,854       7,717,143     10,563,113      5,254,400      7,068,276
Units issued and transferred
   from other funding options....         517,671        652,647         812,301      1,109,727        431,090        581,610
Units redeemed and transferred to
   other funding options.........     (1,713,050)    (3,074,230)     (2,762,735)    (3,955,697)    (1,395,042)    (2,395,486)
                                   --------------  -------------  --------------  -------------  -------------  -------------
Units end of year................       3,132,892      4,328,271       5,766,709      7,717,143      4,290,448      5,254,400
                                   ==============  =============  ==============  =============  =============  =============


                                                                                                         FTVIPT FRANKLIN
                                       FIDELITY VIP CONTRAFUND         FIDELITY VIP MID CAP         SMALL-MID CAP GROWTH VIP
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2015            2014            2015           2014            2015           2014
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........       4,784,355       6,429,737       4,311,456      6,471,825         784,198      1,086,743
Units issued and transferred
   from other funding options....         531,525         911,245         395,022        790,663          75,880        141,372
Units redeemed and transferred to
   other funding options.........     (1,826,250)     (2,556,627)     (1,455,801)    (2,951,032)       (240,949)      (443,917)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................       3,489,630       4,784,355       3,250,677      4,311,456         619,129        784,198
                                   ==============  ==============  ==============  =============  ==============  =============

                                        FTVIPT TEMPLETON               FTVIPT TEMPLETON
                                     DEVELOPING MARKETS VIP               FOREIGN VIP               JANUS ASPEN ENTERPRISE
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2015           2014           2015            2014            2015            2014
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........      1,269,343      1,721,491      1,863,055       2,385,794       7,977,612       9,019,493
Units issued and transferred
   from other funding options....        162,891        365,155        199,732         242,963         573,610         676,410
Units redeemed and transferred to
   other funding options.........      (492,278)      (817,303)      (702,360)       (765,702)     (2,891,848)     (1,718,291)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................        939,956      1,269,343      1,360,427       1,863,055       5,659,374       7,977,612
                                   =============  =============  =============  ==============  ==============  ==============


                                         LMPET CLEARBRIDGE             LMPIT WESTERN ASSET             LMPVET CLEARBRIDGE
                                          SMALL CAP VALUE                CORPORATE BOND            VARIABLE AGGRESSIVE GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  ------------------------------  ------------------------------
                                       2015            2014           2015            2014            2015            2014
                                   -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........         14,989         53,367       1,418,432       1,872,026       3,449,027       4,664,754
Units issued and transferred
   from other funding options....            992          4,056         214,104         225,706         300,947         621,953
Units redeemed and transferred to
   other funding options.........        (3,273)       (42,434)       (459,201)       (679,300)     (1,490,090)     (1,837,680)
                                   -------------  -------------  --------------  --------------  --------------  --------------
Units end of year................         12,708         14,989       1,173,335       1,418,432       2,259,884       3,449,027
                                   =============  =============  ==============  ==============  ==============  ==============

                                        LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                       VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY     VARIABLE LARGE CAP GROWTH
                                            SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  ------------------------------  ----------------------------
                                       2015            2014            2015            2014           2015            2014
                                   -------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........      3,644,248       4,573,957       1,158,018       1,366,316        735,724      1,006,816
Units issued and transferred
   from other funding options....        175,041         306,619         105,442         146,058         86,295         78,090
Units redeemed and transferred to
   other funding options.........      (772,350)     (1,236,328)       (275,490)       (354,356)      (242,951)      (349,182)
                                   -------------  --------------  --------------  --------------  -------------  -------------
Units end of year................      3,046,939       3,644,248         987,970       1,158,018        579,068        735,724
                                   =============  ==============  ==============  ==============  =============  =============


                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE              LMPVIT WESTERN ASSET
                                     VARIABLE LARGE CAP VALUE       VARIABLE SMALL CAP GROWTH     VARIABLE GLOBAL HIGH YIELD BOND
                                            SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   -----------------------------  -----------------------------  ---------------------------------
                                        2015           2014            2015           2014             2015            2014
                                   --------------  -------------  -------------  --------------   --------------  --------------

Units beginning of year..........       1,237,156      1,813,878      1,347,622       1,743,563          860,674       1,269,004
Units issued and transferred
   from other funding options....          56,144        151,261        153,464         250,829           60,678         259,967
Units redeemed and transferred to
   other funding options.........       (542,295)      (727,983)      (806,407)       (646,770)        (231,039)       (668,297)
                                   --------------  -------------  -------------  --------------   --------------  --------------
Units end of year................         751,005      1,237,156        694,679       1,347,622          690,313         860,674
                                   ==============  =============  =============  ==============   ==============  ==============

                                        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS             MIST AMERICAN FUNDS
                                        BALANCED ALLOCATION             GROWTH ALLOCATION              MODERATE ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2015           2014            2015            2014           2015            2014
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      2,236,967       2,981,922       4,116,931      4,230,595       3,542,229       2,258,341
Units issued and transferred
   from other funding options....        340,730       1,064,286         703,046      1,137,863         781,629       2,187,931
Units redeemed and transferred to
   other funding options.........      (721,505)     (1,809,241)       (795,275)    (1,251,527)     (2,614,397)       (904,043)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      1,856,192       2,236,967       4,024,702      4,116,931       1,709,461       3,542,229
                                   =============  ==============  ==============  =============  ==============  ==============


                                                                          MIST CLARION                 MIST CLEARBRIDGE
                                     MIST BLACKROCK HIGH YIELD         GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2015           2014            2015            2014           2015           2014
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      1,324,631       1,919,169       4,084,326      5,297,013      7,397,169       1,036,051
Units issued and transferred
   from other funding options....        124,127         191,428         408,355        623,925        452,497      10,228,022
Units redeemed and transferred to
   other funding options.........      (685,431)       (785,966)     (1,837,817)    (1,836,612)    (2,061,207)     (3,866,904)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        763,327       1,324,631       2,654,864      4,084,326      5,788,460       7,397,169
                                   =============  ==============  ==============  =============  =============  ==============


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL              MIST INVESCO COMSTOCK       MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2015            2014            2015           2014            2015           2014
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........       3,107,507       4,029,737         585,466        648,309       1,568,292      2,064,679
Units issued and transferred
   from other funding options....         289,384         437,859          34,340        116,350         208,098        196,810
Units redeemed and transferred to
   other funding options.........     (1,037,239)     (1,360,089)       (189,991)      (179,193)       (873,439)      (693,197)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................       2,359,652       3,107,507         429,815        585,466         902,951      1,568,292
                                   ==============  ==============  ==============  =============  ==============  =============


                                           MIST INVESCO                  MIST JPMORGAN               MIST LORD ABBETT
                                         SMALL CAP GROWTH               SMALL CAP VALUE               BOND DEBENTURE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2015           2014           2015           2014           2015           2014
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        679,702        947,522        454,477        819,071      1,016,703      1,211,102
Units issued and transferred
   from other funding options....        104,314        110,721         55,435        127,586        106,388        215,540
Units redeemed and transferred to
   other funding options.........      (235,055)      (378,541)      (187,606)      (492,180)      (251,156)      (409,939)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        548,961        679,702        322,306        454,477        871,935      1,016,703
                                   =============  =============  =============  =============  =============  =============

                                          MIST METLIFE                   MIST METLIFE                    MIST MFS
                                      ASSET ALLOCATION 100              SMALL CAP VALUE           EMERGING MARKETS EQUITY
                                           SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2015           2014           2015            2014           2015           2014
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      3,949,029      4,909,555      3,199,847      4,617,076        817,438       1,241,435
Units issued and transferred
   from other funding options....        424,416        721,673        243,305        335,185        294,463         338,151
Units redeemed and transferred to
   other funding options.........    (1,407,884)    (1,682,199)    (1,203,448)    (1,752,414)      (356,529)       (762,148)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      2,965,561      3,949,029      2,239,704      3,199,847        755,372         817,438
                                   =============  =============  =============  =============  =============  ==============


                                            MIST MFS                   MIST OPPENHEIMER                   MIST PIMCO
                                     RESEARCH INTERNATIONAL              GLOBAL EQUITY             INFLATION PROTECTED BOND
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2015            2014           2015           2014            2015            2014
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........        243,782        250,647     14,855,801      18,329,719       2,293,990       3,155,975
Units issued and transferred
   from other funding options....        122,279        117,791      1,183,396       1,461,441         334,807         688,901
Units redeemed and transferred to
   other funding options.........       (98,115)      (124,656)    (4,487,112)     (4,935,359)     (1,533,382)     (1,550,886)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................        267,946        243,782     11,552,085      14,855,801       1,095,415       2,293,990
                                   =============  =============  =============  ==============  ==============  ==============

                                                                                                            MIST PIONEER
                                       MIST PIMCO TOTAL RETURN            MIST PIONEER FUND               STRATEGIC INCOME
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       5,341,215       7,716,961          85,224          97,831       1,376,694       2,118,132
Units issued and transferred
   from other funding options....         614,487       1,083,205          10,927          10,650         117,519         383,412
Units redeemed and transferred to
   other funding options.........     (2,046,192)     (3,458,951)        (29,868)        (23,257)       (545,957)     (1,124,850)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       3,909,510       5,341,215          66,283          85,224         948,256       1,376,694
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                       MIST T. ROWE PRICE                  MIST WMC                   MSF BARCLAYS
                                         LARGE CAP VALUE              LARGE CAP RESEARCH          AGGREGATE BOND INDEX
                                           SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2015           2014           2015            2014          2015            2014
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     12,436,787     12,857,685        920,338      1,259,070         16,382         16,924
Units issued and transferred
   from other funding options....      1,034,340      4,461,319         80,520        104,250             30          1,024
Units redeemed and transferred to
   other funding options.........    (4,244,941)    (4,882,217)      (283,539)      (442,982)        (2,462)        (1,566)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      9,226,186     12,436,787        717,319        920,338         13,950         16,382
                                   =============  =============  =============  =============  =============  =============

                                                                            MSF BLACKROCK                  MSF BLACKROCK
                                      MSF BLACKROCK BOND INCOME         CAPITAL APPRECIATION              LARGE CAP VALUE
                                             SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                     ----------------------------  ------------------------------  ----------------------------
                                         2015           2014            2015            2014            2015           2014
                                     -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year............      2,611,703      3,055,657       5,490,962       7,042,640        395,023        615,027
Units issued and transferred
   from other funding options......        202,612        371,150         366,824         628,122         55,051        153,421
Units redeemed and transferred to
   other funding options...........    (1,315,600)      (815,104)     (1,740,332)     (2,179,800)       (91,602)      (373,425)
                                     -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..................      1,498,715      2,611,703       4,117,454       5,490,962        358,472        395,023
                                     =============  =============  ==============  ==============  =============  =============


                                             MSF BLACKROCK                MSF FRONTIER
                                             MONEY MARKET                MID CAP GROWTH                MSF JENNISON GROWTH
                                              SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------  ----------------------------  -----------------------------
                                          2015           2014          2015           2014            2015            2014
                                     -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year............     14,102,094     25,249,335      6,161,883      7,777,376       1,355,510      1,714,751
Units issued and transferred
   from other funding options......      8,062,902     10,413,709        384,052        424,960         392,361        201,249
Units redeemed and transferred to
   other funding options...........    (9,399,526)   (21,560,950)    (1,797,610)    (2,040,453)       (220,899)      (560,490)
                                     -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..................     12,765,470     14,102,094      4,748,325      6,161,883       1,526,972      1,355,510
                                     =============  =============  =============  =============  ==============  =============


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                             MSF METLIFE                    MSF METLIFE                     MSF METLIFE
                                         ASSET ALLOCATION 20            ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,084,359       3,987,660       3,335,347       4,467,610      19,358,259      24,684,941
Units issued and transferred
   from other funding options....         285,283         934,109         674,660         869,662       2,095,882       3,632,366
Units redeemed and transferred to
   other funding options.........     (1,093,923)     (1,837,410)     (1,216,932)     (2,001,925)     (4,935,684)     (8,959,048)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       2,275,719       3,084,359       2,793,075       3,335,347      16,518,457      19,358,259
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                             MSF METLIFE
                                         ASSET ALLOCATION 80          MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2015            2014            2015            2014           2015            2014
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      17,432,135      21,826,937      11,102,322     13,310,573       7,016,620       9,015,156
Units issued and transferred
   from other funding options....       1,710,454       2,661,115       1,012,878      1,602,133         516,541       1,373,906
Units redeemed and transferred to
   other funding options.........     (5,552,769)     (7,055,917)     (2,963,079)    (3,810,384)     (2,655,312)     (3,372,442)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      13,589,820      17,432,135       9,152,121     11,102,322       4,877,849       7,016,620
                                   ==============  ==============  ==============  =============  ==============  ==============

                                                                                                        MSF NEUBERGER
                                           MSF MFS VALUE             MSF MSCI EAFE INDEX               BERMAN GENESIS
                                            SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  ----------------------------  ------------------------------
                                        2015          2014           2015           2014            2015            2014
                                   -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year..........      5,751,488      7,511,579         32,494         39,022         681,704       1,035,597
Units issued and transferred
   from other funding options....        371,971        748,363            190          1,783          33,197         132,659
Units redeemed and transferred to
   other funding options.........    (2,086,290)    (2,508,454)        (1,073)        (8,311)       (314,211)       (486,552)
                                   -------------  -------------  -------------  -------------  --------------  --------------
Units end of year................      4,037,169      5,751,488         31,611         32,494         400,690         681,704
                                   =============  =============  =============  =============  ==============  ==============


                                                                        MSF T. ROWE PRICE              MSF T. ROWE PRICE
                                     MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH               SMALL CAP GROWTH
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2015           2014            2015            2014            2015           2014
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........         28,751         36,794       3,036,453       4,166,585      5,588,284      7,023,332
Units issued and transferred
   from other funding options....              8          6,463         642,668         650,063        566,913        799,873
Units redeemed and transferred to
   other funding options.........        (6,678)       (14,506)     (1,239,803)     (1,780,195)    (1,600,312)    (2,234,921)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................         22,081         28,751       2,439,318       3,036,453      4,554,885      5,588,284
                                   =============  =============  ==============  ==============  =============  =============

                                        MSF WESTERN ASSET
                                      MANAGEMENT STRATEGIC             MSF WESTERN ASSET
                                       BOND OPPORTUNITIES         MANAGEMENT U.S. GOVERNMENT          MSF WMC BALANCED
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2015            2014           2015           2014            2015           2014
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........          4,003         19,525      4,030,493       5,049,032       1,589,963        920,497
Units issued and transferred
   from other funding options....              5             23        866,580         882,170         286,759      1,119,445
Units redeemed and transferred to
   other funding options.........          (321)       (15,545)    (1,610,394)     (1,900,709)       (809,772)      (449,979)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................          3,687          4,003      3,286,679       4,030,493       1,066,950      1,589,963
                                   =============  =============  =============  ==============  ==============  =============





                                        MSF WMC CORE EQUITY             TAP 1919 VARIABLE
                                           OPPORTUNITIES          SOCIALLY RESPONSIVE BALANCED
                                            SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------
                                        2015           2014            2015           2014
                                   -------------  --------------  --------------  -------------

Units beginning of year..........      2,279,208       3,542,902       2,186,274      2,413,663
Units issued and transferred
   from other funding options....        128,889         412,206          64,916         86,024
Units redeemed and transferred to
   other funding options.........      (732,539)     (1,675,900)       (304,181)      (313,413)
                                   -------------  --------------  --------------  -------------
Units end of year................      1,675,558       2,279,208       1,947,009      2,186,274
                                   =============  ==============  ==============  =============




     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2015:

                                                       AS OF DECEMBER 31
                                            --------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            -----------  ------------  -----------
  American Funds Global Growth        2015    3,132,892  2.28 - 2.64     7,445,724
     Subaccount                       2014    4,328,271  2.17 - 2.48     9,718,666
                                      2013    6,749,854  2.15 - 2.43    15,084,010
                                      2012    8,874,333  1.69 - 1.90    15,550,473
                                      2011   15,044,824  1.40 - 1.55    21,671,370

  American Funds Growth Subaccount    2015    5,766,709  2.09 - 2.42    12,721,243
                                      2014    7,717,143  1.99 - 2.27    16,071,673
                                      2013   10,563,113  1.86 - 2.10    20,502,637
                                      2012   13,512,971  1.45 - 1.63    20,359,758
                                      2011   26,215,684  1.25 - 1.38    33,773,841

  American Funds Growth-Income        2015    4,290,448  1.84 - 2.15     8,222,692
     Subaccount                       2014    5,254,400  1.84 - 2.12    10,020,582
                                      2013    7,068,276  1.69 - 1.92    12,351,212
                                      2012    9,066,527  1.28 - 1.44    12,102,657
                                      2011   15,399,545  1.11 - 1.23    17,597,921

  Fidelity VIP Contrafund Subaccount  2015    3,489,630  2.32 - 3.27     8,482,599
                                      2014    4,784,355  2.34 - 3.27    11,701,065
                                      2013    6,429,737  2.13 - 2.94    14,323,350
                                      2012    8,279,552  1.65 - 2.25    14,268,956
                                      2011   15,401,316  1.44 - 1.95    23,089,646

  Fidelity VIP Mid Cap Subaccount     2015    3,250,677  3.10 - 3.73    10,596,474
                                      2014    4,311,456  3.20 - 4.08    14,460,534
                                      2013    6,471,825  3.07 - 3.86    20,898,868
                                      2012    8,711,900  2.29 - 2.85    21,045,355
                                      2011   16,159,113  2.03 - 2.50    34,247,257

  FTVIPT Franklin Small-Mid           2015      619,129  1.67 - 1.91     1,084,157
     Cap Growth VIP Subaccount        2014      784,198  1.74 - 2.01     1,423,316
                                      2013    1,086,743  1.64 - 1.93     1,856,605
                                      2012    2,600,435  1.21 - 1.40     3,414,377
                                      2011    4,488,827  1.11 - 1.26     5,262,044

  FTVIPT Templeton Developing         2015      939,956  2.11 - 2.48     2,075,125
     Markets VIP Subaccount           2014    1,269,343  2.67 - 3.09     3,527,960
                                      2013    1,721,491  2.96 - 3.38     5,291,829
                                      2012    2,587,872  3.03 - 3.42     8,146,735
                                      2011    5,390,366  2.72 - 3.03    15,102,118

  FTVIPT Templeton Foreign VIP        2015    1,360,427  1.44 - 1.67     2,053,777
     Subaccount                       2014    1,863,055  1.57 - 1.79     3,033,417
                                      2013    2,385,794  1.79 - 2.02     4,440,575
                                      2012    3,378,588  1.48 - 1.64     5,165,614
                                      2011    7,208,890  1.27 - 1.39     9,386,447

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  American Funds Global Growth        2015      0.94         0.25 - 1.50           5.34 - 6.67
     Subaccount                       2014      1.02         0.25 - 1.50           0.79 - 2.06
                                      2013      1.17         0.25 - 1.50         27.26 - 28.85
                                      2012      0.74         0.15 - 1.50         20.73 - 22.38
                                      2011      1.11         0.15 - 1.50      (10.26) - (9.03)

  American Funds Growth Subaccount    2015      0.55         0.25 - 1.50           5.27 - 6.59
                                      2014      0.68         0.25 - 1.50           6.89 - 8.24
                                      2013      0.90         0.25 - 1.50         28.17 - 29.78
                                      2012      0.67         0.15 - 1.50         16.13 - 17.71
                                      2011      0.55         0.15 - 1.50       (5.74) - (4.42)

  American Funds Growth-Income        2015      1.25         0.15 - 1.50         (0.06) - 1.30
     Subaccount                       2014      1.18         0.15 - 1.50          8.99 - 10.47
                                      2013      1.31         0.15 - 1.50         31.51 - 33.30
                                      2012      1.41         0.15 - 1.50         15.72 - 17.31
                                      2011      1.27         0.15 - 1.50       (3.32) - (1.99)

  Fidelity VIP Contrafund Subaccount  2015      0.71         0.25 - 1.50         (1.08) - 0.16
                                      2014      0.63         0.25 - 1.50          9.99 - 11.38
                                      2013      0.78         0.25 - 1.50         29.00 - 30.63
                                      2012      0.89         0.25 - 1.50         14.40 - 15.85
                                      2011      0.62         0.25 - 1.50       (4.25) - (3.01)

  Fidelity VIP Mid Cap Subaccount     2015      0.22         0.25 - 1.50       (3.09) - (1.87)
                                      2014      0.02         0.25 - 1.50           4.45 - 5.77
                                      2013      0.26         0.25 - 1.50         33.85 - 35.53
                                      2012      0.31         0.25 - 1.50         12.85 - 14.28
                                      2011      0.02         0.25 - 1.50     (12.16) - (11.08)

  FTVIPT Franklin Small-Mid           2015        --         0.60 - 1.50       (4.11) - (3.24)
     Cap Growth VIP Subaccount        2014        --         0.45 - 1.50           5.87 - 6.99
                                      2013        --         0.25 - 1.50         36.10 - 37.81
                                      2012        --         0.25 - 1.50          9.19 - 10.57
                                      2011        --         0.25 - 1.50       (6.27) - (5.03)

  FTVIPT Templeton Developing         2015      2.11         0.25 - 1.50     (20.80) - (19.80)
     Markets VIP Subaccount           2014      1.51         0.25 - 1.50       (9.76) - (8.62)
                                      2013      1.91         0.25 - 1.50       (2.40) - (1.17)
                                      2012      1.32         0.25 - 1.50         11.47 - 12.88
                                      2011      0.99         0.25 - 1.50     (17.11) - (16.05)

  FTVIPT Templeton Foreign VIP        2015      3.24         0.25 - 1.50       (7.89) - (6.73)
     Subaccount                       2014      1.96         0.25 - 1.50     (12.46) - (11.35)
                                      2013      2.28         0.25 - 1.50         21.14 - 22.66
                                      2012      2.92         0.25 - 1.50         16.46 - 17.94
                                      2011      1.82         0.25 - 1.50     (11.95) - (10.81)

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                           --------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                               UNITS     HIGHEST ($)   ASSETS ($)
                                           -----------  ------------  -----------
  Janus Aspen Enterprise Subaccount  2015    5,659,374  1.05 - 3.60     6,266,976
                                     2014    7,977,612  1.03 - 3.48     8,635,546
                                     2013    9,019,493  0.93 - 3.11     8,806,166
                                     2012   11,619,065  0.72 - 2.36     8,724,665
                                     2011   20,206,950  0.62 - 2.03    13,150,780

  LMPET ClearBridge Small Cap        2015       12,708  2.19 - 2.41        28,510
     Value Subaccount                2014       14,989  2.47 - 2.70        37,653
                                     2013       53,367  2.46 - 2.67       133,545
                                     2012       87,695  1.86 - 2.02       166,432
                                     2011    1,788,744  1.64 - 1.77     3,028,858

  LMPIT Western Asset Corporate      2015    1,173,335  2.06 - 2.82     2,826,163
     Bond Subaccount                 2014    1,418,432  1.99 - 2.85     3,507,744
                                     2013    1,872,026  1.84 - 2.65     4,321,033
                                     2012    2,375,327  1.85 - 2.66     5,572,790
                                     2011    5,135,477  1.62 - 2.33    10,648,726

  LMPVET ClearBridge Variable        2015    2,259,884  2.05 - 2.43     4,838,979
     Aggressive Growth Subaccount    2014    3,449,027  2.12 - 3.10     7,650,979
                                     2013    4,664,754  1.78 - 2.58     8,764,384
                                     2012    5,970,111  1.22 - 1.76     7,648,793
                                     2011   25,688,704  1.05 - 1.48    27,834,990

  LMPVET ClearBridge Variable        2015    3,046,939  2.27 - 2.75     7,252,760
     Appreciation Subaccount         2014    3,644,248  2.24 - 2.71     8,683,418
                                     2013    4,573,957  2.03 - 2.46     9,976,436
                                     2012    6,051,264  1.56 - 1.90    10,267,645
                                     2011   12,946,946  1.35 - 1.64    19,253,117

  LMPVET ClearBridge Variable        2015      987,970  1.91 - 2.23     1,963,503
     Dividend Strategy Subaccount    2014    1,158,018  2.03 - 2.41     2,433,150
                                     2013    1,366,316  1.81 - 2.13     2,578,281
                                     2012    1,712,437  1.46 - 1.70     2,587,204
                                     2011    4,544,694  1.30 - 1.49     6,140,126

  LMPVET ClearBridge Variable        2015      579,068  3.06 - 3.57     1,874,208
     Large Cap Growth Subaccount     2014      735,724  2.14 - 3.35     2,182,938
                                     2013    1,006,816  1.88 - 2.95     2,674,450
                                     2012    1,479,372  1.73 - 2.15     2,873,687
                                     2011    3,731,539  1.44 - 1.80     6,082,030

  LMPVET ClearBridge Variable        2015      751,005  2.40 - 2.87     1,847,238
     Large Cap Value Subaccount      2014    1,237,156  2.11 - 2.97     3,229,256
                                     2013    1,813,878  1.89 - 2.67     4,337,621
                                     2012    2,570,926  1.43 - 2.03     4,683,572
                                     2011    5,907,890  1.23 - 1.75     9,368,405

  LMPVET ClearBridge Variable        2015      694,679  2.28 - 3.46     1,678,186
     Small Cap Growth Subaccount     2014    1,347,622  2.42 - 3.68     3,477,803
                                     2013    1,743,563  2.36 - 3.55     4,359,335
                                     2012    1,861,252  1.63 - 2.42     3,222,792
                                     2011    3,265,738  1.39 - 2.03     4,764,939


                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Janus Aspen Enterprise Subaccount  2015      0.50         0.25 - 1.50           2.22 - 3.51
                                     2014      0.03         0.25 - 1.50         10.57 - 11.96
                                     2013      0.35         0.25 - 1.50         30.07 - 31.71
                                     2012        --         0.25 - 1.50         15.24 - 16.69
                                     2011        --         0.25 - 1.50       (3.11) - (1.94)

  LMPET ClearBridge Small Cap        2015      0.01         0.85 - 1.50     (11.10) - (10.52)
     Value Subaccount                2014        --         0.85 - 1.50           0.19 - 0.85
                                     2013        --         0.85 - 1.50         32.26 - 33.12
                                     2012        --         0.80 - 1.50         13.56 - 14.37
                                     2011        --         0.80 - 1.50       (8.53) - (7.87)

  LMPIT Western Asset Corporate      2015      4.12         0.25 - 1.50       (2.31) - (1.08)
     Bond Subaccount                 2014      3.94         0.25 - 1.50           6.53 - 7.87
                                     2013      3.91         0.25 - 1.50       (1.28) - (0.04)
                                     2012      4.10         0.25 - 1.50         12.77 - 14.19
                                     2011      4.72         0.25 - 1.50           3.66 - 4.90

  LMPVET ClearBridge Variable        2015      0.30         0.25 - 1.50       (3.20) - (1.98)
     Aggressive Growth Subaccount    2014      0.16         0.25 - 1.50         18.60 - 20.09
                                     2013      0.25         0.25 - 1.50         45.58 - 47.41
                                     2012      0.21         0.25 - 1.50         16.95 - 18.43
                                     2011      0.13         0.25 - 1.50           0.87 - 2.25

  LMPVET ClearBridge Variable        2015      1.13         0.25 - 1.50           0.09 - 1.35
     Appreciation Subaccount         2014      1.09         0.25 - 1.50          9.34 - 10.72
                                     2013      1.14         0.25 - 1.50         28.07 - 29.68
                                     2012      1.19         0.25 - 1.50         14.21 - 15.66
                                     2011      1.29         0.25 - 1.50           1.13 - 2.35

  LMPVET ClearBridge Variable        2015      1.75         0.25 - 1.50       (5.73) - (4.54)
     Dividend Strategy Subaccount    2014      2.13         0.25 - 1.50         11.92 - 13.33
                                     2013      1.60         0.25 - 1.50         24.07 - 25.63
                                     2012      2.08         0.25 - 1.50         12.50 - 13.92
                                     2011      2.66         0.25 - 1.50           6.30 - 7.68

  LMPVET ClearBridge Variable        2015      0.44         0.60 - 1.50           8.16 - 9.13
     Large Cap Growth Subaccount     2014      0.48         0.25 - 1.50         12.29 - 13.71
                                     2013      0.43         0.25 - 1.50         35.80 - 37.51
                                     2012      0.46         0.35 - 1.50         18.55 - 19.92
                                     2011      0.35         0.35 - 1.50       (2.07) - (0.96)

  LMPVET ClearBridge Variable        2015      1.16         0.35 - 1.50       (4.31) - (3.21)
     Large Cap Value Subaccount      2014      1.44         0.25 - 1.50         10.05 - 11.43
                                     2013      1.53         0.25 - 1.50         30.40 - 32.04
                                     2012      1.62         0.25 - 1.50         14.76 - 16.21
                                     2011      1.77         0.25 - 1.50           3.40 - 4.67

  LMPVET ClearBridge Variable        2015        --         0.35 - 1.50       (5.80) - (4.71)
     Small Cap Growth Subaccount     2014        --         0.25 - 1.50           2.53 - 3.82
                                     2013      0.04         0.25 - 1.50         44.86 - 46.68
                                     2012      0.28         0.25 - 1.50         17.64 - 19.13
                                     2011        --         0.25 - 1.50         (0.14) - 1.15


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                            --------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            -----------  ------------  -----------
  LMPVIT Western Asset Variable       2015      690,313  2.11 - 2.54     1,526,598
     Global High Yield Bond           2014      860,674  2.28 - 2.71     2,055,879
     Subaccount                       2013    1,269,004  2.34 - 2.75     3,139,896
                                      2012    2,865,892  2.24 - 2.60     6,832,079
                                      2011    4,693,132  1.92 - 2.21     9,487,771

  MIST American Funds Balanced        2015    1,856,192  1.27 - 1.40     2,394,796
     Allocation Subaccount            2014    2,236,967  1.30 - 1.41     2,946,891
                                      2013    2,981,922  1.24 - 1.33     3,775,611
                                      2012    2,988,764  1.06 - 1.13     3,227,823
                                      2011    2,899,697  0.95 - 1.00     2,787,184

  MIST American Funds Growth          2015    4,024,702  1.27 - 1.40     5,313,984
     Allocation Subaccount            2014    4,116,931  1.30 - 1.42     5,519,417
                                      2013    4,230,595  1.24 - 1.33     5,375,057
                                      2012    4,218,325  1.01 - 1.07     4,339,166
                                      2011    3,652,330  0.88 - 0.92     3,266,848

  MIST American Funds Moderate        2015    1,709,461  1.25 - 1.37     2,191,347
     Allocation Subaccount            2014    3,542,229  1.27 - 1.38     4,706,332
                                      2013    2,258,341  1.22 - 1.31     2,815,960
                                      2012    2,058,963  1.09 - 1.16     2,278,420
                                      2011    1,858,329  1.00 - 1.05     1,881,086

  MIST BlackRock High Yield           2015      763,327  2.51 - 3.07     2,031,907
     Subaccount                       2014    1,324,631  2.24 - 3.20     3,702,123
                                      2013    1,919,169  2.19 - 3.11     5,269,655
                                      2012    2,585,200  2.02 - 2.84     6,543,823
                                      2011    4,111,273  1.75 - 2.44     8,766,261

  MIST Clarion Global Real Estate     2015    2,654,864  1.16 - 1.30     3,186,828
     Subaccount                       2014    4,084,326  1.20 - 1.33     5,029,560
                                      2013    5,297,013  1.07 - 1.18     5,817,301
                                      2012    6,529,669  1.04 - 1.14     7,001,106
                                      2011   10,674,853  0.84 - 0.90     9,156,362

  MIST ClearBridge Aggressive Growth  2015    5,788,460  2.19 - 5.01    24,656,909
     Subaccount                       2014    7,397,169  2.28 - 5.23    33,195,725
                                      2013    1,036,051  1.28 - 1.46     1,384,760
                                      2012      692,017  0.89 - 1.01       643,438
                                      2011      831,044  0.76 - 0.85       657,556

  MIST Harris Oakmark International   2015    2,359,652  2.00 - 2.59     4,991,505
     Subaccount                       2014    3,107,507  2.09 - 2.72     6,979,343
                                      2013    4,029,737  2.22 - 2.89     9,747,626
                                      2012    6,872,512  1.70 - 2.22    12,591,253
                                      2011   12,226,555  1.32 - 1.72    17,711,378

  MIST Invesco Comstock Subaccount    2015      429,815  2.21 - 2.58       982,083
                                      2014      585,466  2.38 - 2.76     1,442,269
                                      2013      648,309  2.21 - 2.53     1,482,942
                                      2012      958,174  1.66 - 1.87     1,634,482
                                      2011    2,560,232  1.42 - 1.58     3,741,145


                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  LMPVIT Western Asset Variable       2015      5.80         0.25 - 1.50       (7.24) - (6.07)
     Global High Yield Bond           2014      5.67         0.25 - 1.50       (2.62) - (1.40)
     Subaccount                       2013      4.81         0.25 - 1.50           4.69 - 6.00
                                      2012      6.27         0.25 - 1.50         16.56 - 18.03
                                      2011      6.36         0.25 - 1.50           0.16 - 1.45

  MIST American Funds Balanced        2015      1.47         0.25 - 1.50       (2.18) - (0.95)
     Allocation Subaccount            2014      1.28         0.25 - 1.50           4.47 - 5.78
                                      2013      1.31         0.25 - 1.50         16.77 - 18.24
                                      2012      1.74         0.25 - 1.50         11.83 - 13.24
                                      2011      1.27         0.25 - 1.50       (3.65) - (2.45)

  MIST American Funds Growth          2015      1.30         0.25 - 1.50       (2.23) - (1.00)
     Allocation Subaccount            2014      1.01         0.25 - 1.50           4.80 - 6.12
                                      2013      1.03         0.25 - 1.50         23.25 - 24.80
                                      2012      1.15         0.25 - 1.50         14.42 - 15.87
                                      2011      1.09         0.25 - 1.50       (6.18) - (5.05)

  MIST American Funds Moderate        2015      1.93         0.25 - 1.50       (2.20) - (0.97)
     Allocation Subaccount            2014      1.02         0.25 - 1.50           4.51 - 5.83
                                      2013      1.57         0.25 - 1.50         11.83 - 13.24
                                      2012      1.98         0.25 - 1.50          9.18 - 10.56
                                      2011      1.52         0.25 - 1.50       (1.29) - (0.10)

  MIST BlackRock High Yield           2015      8.11         0.14 - 1.39       (5.07) - (3.87)
     Subaccount                       2014      6.45         0.14 - 1.39           1.98 - 3.27
                                      2013      6.81         0.14 - 1.39           8.25 - 9.61
                                      2012      7.88         0.14 - 1.39         15.18 - 16.63
                                      2011      7.21         0.14 - 1.39           1.12 - 2.38

  MIST Clarion Global Real Estate     2015      3.99         0.35 - 1.50       (2.70) - (1.57)
     Subaccount                       2014      1.91         0.25 - 1.50         11.98 - 13.39
                                      2013      7.22         0.25 - 1.50           2.22 - 3.50
                                      2012      2.51         0.25 - 1.50         24.41 - 25.98
                                      2011      4.33         0.25 - 1.50       (6.78) - (5.56)

  MIST ClearBridge Aggressive Growth  2015      0.42         0.25 - 1.50       (5.24) - (4.05)
     Subaccount                       2014      0.01         0.25 - 1.50         12.60 - 13.55
                                      2013      0.20         0.45 - 1.50         43.60 - 45.11
                                      2012      0.02         0.45 - 1.50         16.87 - 18.11
                                      2011        --         0.45 - 1.50           1.87 - 2.89

  MIST Harris Oakmark International   2015      3.30         0.25 - 1.50       (5.74) - (4.55)
     Subaccount                       2014      2.72         0.25 - 1.50       (6.93) - (5.76)
                                      2013      2.68         0.25 - 1.50         28.86 - 30.48
                                      2012      2.10         0.25 - 1.50         27.54 - 29.15
                                      2011      0.03         0.25 - 1.50     (15.28) - (14.19)

  MIST Invesco Comstock Subaccount    2015      2.81         0.25 - 1.50       (7.37) - (6.21)
                                      2014      0.98         0.25 - 1.50           7.68 - 9.04
                                      2013      1.11         0.25 - 1.50         33.38 - 35.05
                                      2012      1.46         0.25 - 1.50         16.75 - 18.22
                                      2011      1.28         0.25 - 1.50       (2.94) - (1.74)


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                           --------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                               UNITS     HIGHEST ($)   ASSETS ($)
                                           -----------  ------------  -----------
  MIST Invesco Mid Cap Value         2015      902,951  1.68 - 1.94     1,583,667
     Subaccount                      2014    1,568,292  1.87 - 2.14     3,041,669
                                     2013    2,064,679  1.73 - 1.96     3,723,478
                                     2012    2,403,305  1.35 - 1.50     3,366,121
                                     2011    5,211,630  1.20 - 1.32     6,425,768

  MIST Invesco Small Cap Growth      2015      548,961  2.06 - 2.32     1,180,103
     Subaccount                      2014      679,702  2.12 - 2.36     1,500,040
                                     2013      947,522  1.99 - 2.21     1,950,041
                                     2012    1,237,704  1.44 - 1.57     1,837,799
                                     2011    1,540,097  1.23 - 1.33     1,949,295

  MIST JPMorgan Small Cap Value      2015      322,306  1.66 - 1.84       545,633
     Subaccount                      2014      454,477  1.81 - 2.03       841,084
                                     2013      819,071  1.76 - 1.95     1,498,248
                                     2012      979,835  1.34 - 1.47     1,363,428
                                     2011    1,373,246  1.18 - 1.27     1,672,436

  MIST Lord Abbett Bond Debenture    2015      871,935  1.79 - 2.07     1,656,342
     Subaccount                      2014    1,016,703  1.85 - 2.12     1,987,680
                                     2013    1,211,102  1.79 - 2.02     2,276,530
                                     2012    1,509,406  1.68 - 1.87     2,638,232
                                     2011    3,283,901  1.51 - 1.66     5,103,566

  MIST MetLife Asset Allocation 100  2015    2,965,561  1.04 - 1.43     3,860,702
     Subaccount                      2014    3,949,029  1.10 - 1.46     5,308,960
     (Commenced 5/2/2011)            2013    4,909,555  1.27 - 1.39     6,379,286
                                     2012    6,609,115  0.99 - 1.08     6,763,432
                                     2011   11,788,228  0.86 - 0.93    10,393,746

  MIST MetLife Small Cap Value       2015    2,239,704  2.19 - 2.57     5,085,307
     Subaccount                      2014    3,199,847  2.35 - 2.72     7,763,831
                                     2013    4,617,076  2.35 - 2.68    11,226,496
                                     2012    6,644,961  1.80 - 2.05    12,496,427
                                     2011   11,057,972  1.55 - 1.74    17,757,117

  MIST MFS Emerging Markets Equity   2015      755,372  0.88 - 0.99       682,093
     Subaccount                      2014      817,438  1.03 - 1.15       867,100
                                     2013    1,241,435  1.12 - 1.23     1,431,820
                                     2012    1,556,497  1.19 - 1.30     1,908,822
                                     2011    1,408,620  1.02 - 1.09     1,468,386

  MIST MFS Research International    2015      267,946  1.51 - 1.82       422,498
     Subaccount                      2014      243,782  1.56 - 1.81       396,098
                                     2013      250,647  1.71 - 2.01       444,463
                                     2012      298,552  1.45 - 1.69       449,461
                                     2011      458,469  1.26 - 1.45       603,349

  MIST Oppenheimer Global Equity     2015   11,552,085  1.20 - 2.66    13,966,324
     Subaccount                      2014   14,855,801  1.17 - 1.20    17,481,464
                                     2013   18,329,719  1.16 - 3.07    21,359,400
                                     2012      493,194  1.98 - 2.42     1,042,077
                                     2011      511,339  1.66 - 1.94       902,698


                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST Invesco Mid Cap Value         2015      0.46         0.25 - 1.50      (10.34) - (9.21)
     Subaccount                      2014      0.51         0.25 - 1.50           8.01 - 9.37
                                     2013      0.78         0.25 - 1.50         28.37 - 29.98
                                     2012      0.47         0.25 - 1.50         12.98 - 14.41
                                     2011      0.57         0.25 - 1.50       (5.16) - (3.94)

  MIST Invesco Small Cap Growth      2015      0.15         0.35 - 1.50       (2.89) - (1.77)
     Subaccount                      2014        --         0.35 - 1.50           6.57 - 7.80
                                     2013      0.43         0.25 - 1.50         38.45 - 40.18
                                     2012        --         0.25 - 1.50         16.74 - 18.21
                                     2011        --         0.25 - 1.50       (2.30) - (1.04)

  MIST JPMorgan Small Cap Value      2015      1.43         0.45 - 1.50       (8.63) - (7.67)
     Subaccount                      2014      1.33         0.25 - 1.50           3.10 - 4.40
                                     2013      0.72         0.25 - 1.50         31.27 - 32.92
                                     2012      0.89         0.25 - 1.50         13.93 - 15.37
                                     2011      1.69         0.25 - 1.50     (11.45) - (10.37)

  MIST Lord Abbett Bond Debenture    2015      5.73         0.25 - 1.50       (3.34) - (2.12)
     Subaccount                      2014      6.03         0.25 - 1.50           3.56 - 4.86
                                     2013      7.19         0.25 - 1.50           6.56 - 7.90
                                     2012      8.01         0.25 - 1.50         11.50 - 12.91
                                     2011      6.18         0.25 - 1.50           3.22 - 4.61

  MIST MetLife Asset Allocation 100  2015      1.34         0.25 - 1.50       (5.43) - (2.25)
     Subaccount                      2014      0.74         0.25 - 1.50           1.42 - 4.83
     (Commenced 5/2/2011)            2013      0.75         0.25 - 1.50       (29.30) - 29.18
                                     2012      0.69         0.25 - 1.50         15.00 - 16.45
                                     2011        --         0.25 - 1.50     (14.38) - (13.69)

  MIST MetLife Small Cap Value       2015      0.10         0.25 - 1.50       (6.82) - (5.64)
     Subaccount                      2014      0.04         0.25 - 1.50           0.20 - 1.46
                                     2013      1.01         0.25 - 1.50         30.48 - 32.12
                                     2012        --         0.15 - 1.50         16.22 - 17.81
                                     2011      1.17         0.15 - 1.50      (10.32) - (9.14)

  MIST MFS Emerging Markets Equity   2015      2.20         0.25 - 1.50     (14.95) - (13.87)
     Subaccount                      2014      1.24         0.25 - 1.50       (7.63) - (6.47)
                                     2013      1.47         0.25 - 1.50       (6.22) - (5.04)
                                     2012      0.94         0.25 - 1.50         17.32 - 18.80
                                     2011      1.57         0.25 - 1.50     (19.65) - (18.62)

  MIST MFS Research International    2015      2.74         0.25 - 1.50       (3.24) - (2.02)
     Subaccount                      2014      2.08         0.45 - 1.50       (8.33) - (7.37)
                                     2013      3.18         0.25 - 1.50         17.48 - 18.96
                                     2012      1.93         0.25 - 1.50         14.96 - 16.41
                                     2011      2.01         0.25 - 1.50     (12.04) - (10.95)

  MIST Oppenheimer Global Equity     2015      1.02         0.25 - 1.50           2.47 - 3.76
     Subaccount                      2014      0.94         0.25 - 1.50           0.72 - 1.98
                                     2013      0.21         0.25 - 1.50         15.57 - 26.80
                                     2012      1.40         0.25 - 1.50         19.36 - 20.87
                                     2011      1.84         0.45 - 1.50       (9.77) - (8.82)


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                            --------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            -----------  ------------  -----------
  MIST PIMCO Inflation Protected      2015    1,095,415  1.25 - 1.39     1,414,981
     Bond Subaccount                  2014    2,293,990  1.30 - 1.47     3,116,387
                                      2013    3,155,975  1.28 - 1.43     4,202,507
                                      2012    7,238,502  1.43 - 1.57    10,722,012
                                      2011    6,899,159  1.33 - 1.44     9,467,437

  MIST PIMCO Total Return             2015    3,909,510  1.82 - 2.18     7,407,869
     Subaccount                       2014    5,341,215  1.84 - 2.19    10,269,718
                                      2013    7,716,961  1.80 - 2.10    14,504,389
                                      2012   14,448,598  1.86 - 2.15    28,554,113
                                      2011   21,937,161  1.73 - 1.97    39,806,370

  MIST Pioneer Fund Subaccount        2015       66,283  2.20 - 2.40       150,129
                                      2014       85,224  2.23 - 2.52       196,602
                                      2013       97,831  2.04 - 2.28       206,186
                                      2012      150,560  1.55 - 1.72       242,063
                                      2011      503,048  1.43 - 1.56       737,633

  MIST Pioneer Strategic Income       2015      948,256  2.40 - 2.86     2,408,632
     Subaccount                       2014    1,376,694  2.47 - 2.99     3,589,894
                                      2013    2,118,132  2.40 - 2.88     5,371,197
                                      2012    2,909,699  2.40 - 2.84     7,356,262
                                      2011    4,916,113  2.18 - 2.56    11,286,461

  MIST T. Rowe Price Large Cap        2015    9,226,186  1.23 - 1.81    13,163,926
     Value Subaccount                 2014   12,436,787  1.30 - 1.88    18,615,644
                                      2013   12,857,685  1.34 - 1.48    17,670,185
                                      2012   17,798,151  1.02 - 1.11    18,654,918
                                      2011   34,305,448  0.88 - 0.94    30,799,787

  MIST WMC Large Cap Research         2015      717,319  1.57 - 2.40     1,193,645
     Subaccount                       2014      920,338  1.53 - 2.31     1,493,552
                                      2013    1,259,070  1.37 - 2.04     1,818,577
                                      2012    1,673,911  1.03 - 1.52     1,828,375
                                      2011    2,651,505  0.92 - 1.35     2,569,071

  MSF Barclays Aggregate Bond Index   2015       13,950  1.66 - 1.83        24,186
     Subaccount                       2014       16,382  1.68 - 1.84        28,768
                                      2013       16,924  1.61 - 1.75        28,404
                                      2012       53,480  1.67 - 1.82        92,444
                                      2011    3,439,847  1.63 - 1.77     5,815,243

  MSF BlackRock Bond Income           2015    1,498,715  1.83 - 2.22     2,921,615
     Subaccount                       2014    2,611,703  1.84 - 2.22     5,146,554
                                      2013    3,055,657  1.72 - 2.08     5,684,763
                                      2012    4,787,920  1.74 - 2.11     8,986,932
                                      2011    7,341,969  1.62 - 1.97    12,976,335

  MSF BlackRock Capital Appreciation  2015    4,117,454  1.55 - 2.73     9,759,581
     Subaccount                       2014    5,490,962  1.46 - 2.58    12,385,220
                                      2013    7,042,640  1.34 - 2.38    14,799,310
                                      2012   11,250,464  1.00 - 1.78    16,719,849
                                      2011   22,346,095  0.88 - 1.57    30,299,715


                                                      FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  MIST PIMCO Inflation Protected      2015      6.26         0.45 - 1.50      (4.36) - (3.35)
     Bond Subaccount                  2014      1.94         0.25 - 1.50          1.64 - 2.92
                                      2013      3.21         0.25 - 1.50     (10.34) - (9.21)
                                      2012      3.06         0.25 - 1.50          7.69 - 9.05
                                      2011      1.67         0.25 - 1.50         9.83 - 11.17

  MIST PIMCO Total Return             2015      5.37         0.25 - 1.50      (1.48) - (0.24)
     Subaccount                       2014      2.47         0.25 - 1.50          2.64 - 3.93
                                      2013      4.48         0.25 - 1.50      (3.38) - (2.16)
                                      2012      3.44         0.15 - 1.50          7.64 - 9.11
                                      2011      2.88         0.15 - 1.50          1.65 - 3.05

  MIST Pioneer Fund Subaccount        2015      1.22         0.80 - 1.50      (1.43) - (0.73)
                                      2014      1.79         0.45 - 1.50         9.50 - 10.66
                                      2013      3.07         0.45 - 1.50        31.10 - 32.48
                                      2012      1.86         0.45 - 1.50         8.94 - 10.09
                                      2011      1.45         0.45 - 1.50      (5.99) - (4.98)

  MIST Pioneer Strategic Income       2015      5.03         0.25 - 1.50      (2.77) - (1.54)
     Subaccount                       2014      5.41         0.25 - 1.50          3.03 - 4.32
                                      2013      5.43         0.25 - 1.50          0.03 - 1.29
                                      2012      5.36         0.25 - 1.50         9.95 - 11.34
                                      2011      5.21         0.25 - 1.50          2.06 - 3.35

  MIST T. Rowe Price Large Cap        2015      1.53         0.25 - 1.50      (5.02) - (3.73)
     Value Subaccount                 2014      1.17         0.25 - 1.50         9.17 - 13.00
                                      2013      1.53         0.25 - 1.50        31.78 - 33.44
                                      2012      1.63         0.25 - 1.50        16.21 - 17.68
                                      2011      0.68         0.25 - 1.50      (5.50) - (4.17)

  MIST WMC Large Cap Research         2015      0.82         0.25 - 1.50          2.90 - 4.19
     Subaccount                       2014      0.82         0.25 - 1.50        11.93 - 13.34
                                      2013      1.33         0.25 - 1.50        32.17 - 33.83
                                      2012      1.15         0.25 - 1.50        11.81 - 13.22
                                      2011      1.17         0.25 - 1.50      (1.28) - (0.10)

  MSF Barclays Aggregate Bond Index   2015      2.88         0.85 - 1.50      (1.24) - (0.59)
     Subaccount                       2014      3.00         0.85 - 1.50          4.23 - 4.91
                                      2013      3.63         0.85 - 1.50      (3.78) - (3.15)
                                      2012      5.97         0.80 - 1.50          2.35 - 3.07
                                      2011      3.67         0.80 - 1.50          5.90 - 6.63

  MSF BlackRock Bond Income           2015      3.66         0.25 - 1.50        (0.90) - 0.34
     Subaccount                       2014      3.52         0.25 - 1.50          5.49 - 6.82
                                      2013      4.33         0.25 - 1.50      (2.24) - (1.01)
                                      2012      2.89         0.25 - 1.50          5.94 - 7.28
                                      2011      4.06         0.25 - 1.50          4.96 - 6.30

  MSF BlackRock Capital Appreciation  2015        --         0.25 - 1.50          4.70 - 6.01
     Subaccount                       2014      0.07         0.25 - 1.50          7.28 - 8.63
                                      2013      0.84         0.25 - 1.50        32.22 - 33.88
                                      2012      0.36         0.25 - 1.50        12.66 - 14.09
                                      2011      0.21         0.25 - 1.50     (10.28) - (9.09)


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------  -------------------------------------------------
                                                         UNIT VALUE                INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                          LOWEST TO       NET         INCOME          LOWEST TO         LOWEST TO
                                               UNITS     HIGHEST ($)  ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -----------  -----------  -----------  -------------  ----------------  ----------------
  MSF BlackRock Large Cap Value       2015      358,472  1.60 - 1.90      599,936      1.60         0.25 - 1.50      (7.58) - (6.41)
     Subaccount                       2014      395,023  1.73 - 2.03      714,290      1.14         0.25 - 1.50          8.07 - 9.43
                                      2013      615,027  1.60 - 1.81    1,021,282      1.10         0.45 - 1.50        29.78 - 31.15
                                      2012      602,437  1.24 - 1.38      772,797      1.43         0.45 - 1.50        12.26 - 13.46
                                      2011      716,963  1.10 - 1.22      815,392      0.87         0.45 - 1.50          0.55 - 1.58

  MSF BlackRock Money Market          2015   12,765,470  1.08 - 1.30   14,857,345        --         0.15 - 1.50      (1.49) - (0.15)
     Subaccount                       2014   14,102,094  1.10 - 1.31   16,372,449        --         0.15 - 1.50      (1.49) - (0.15)
                                      2013   25,249,335  1.12 - 1.31   30,084,511        --         0.15 - 1.50      (1.49) - (0.15)
                                      2012   37,556,028  1.13 - 1.32   44,934,381        --         0.15 - 1.50      (1.50) - (0.15)
                                      2011   70,937,164  1.15 - 1.33   85,397,203        --         0.15 - 1.50      (1.54) - (0.17)

  MSF Frontier Mid Cap Growth         2015    4,748,325  0.98 - 1.18    4,813,324        --         0.25 - 1.50          1.25 - 2.52
     Subaccount                       2014    6,161,883  0.97 - 1.15    6,181,141        --         0.25 - 1.50         9.40 - 10.78
                                      2013    7,777,376  0.89 - 1.04    7,176,129      1.19         0.25 - 1.50        30.66 - 32.30
                                      2012   11,479,562  0.68 - 0.78    8,238,027        --         0.25 - 1.50         9.22 - 10.60
                                      2011   21,073,198  0.62 - 0.71   13,639,288      0.23         0.25 - 1.50      (4.62) - (3.41)

  MSF Jennison Growth Subaccount      2015    1,526,972  1.42 - 1.71    2,322,197      0.27         0.25 - 1.50         8.89 - 10.51
                                      2014    1,355,510  1.30 - 1.57    1,879,315      0.27         0.25 - 1.50          7.12 - 8.78
                                      2013    1,714,751  1.21 - 2.03    2,192,144      0.42         0.25 - 1.50        34.70 - 36.66
                                      2012    2,105,099  0.90 - 1.49    1,985,243      0.02         0.25 - 1.50       (3.96) - 15.27
                                      2011    2,665,750  0.83 - 1.30    2,282,553      0.06         0.25 - 1.50        (1.31) - 0.00

  MSF MetLife Asset Allocation 20     2015    2,275,719  1.33 - 1.45    3,102,756      1.90         0.60 - 1.50      (2.07) - (1.18)
     Subaccount                       2014    3,084,359  1.36 - 1.52    4,280,099      3.95         0.25 - 1.50          2.92 - 4.21
                                      2013    3,987,660  1.32 - 1.46    5,394,707      2.95         0.25 - 1.50          2.73 - 4.03
                                      2012    6,076,399  1.29 - 1.40    7,991,783      3.49         0.25 - 1.50          7.55 - 8.91
                                      2011    6,943,091  1.20 - 1.28    8,482,947      2.39         0.25 - 1.50          1.70 - 2.96

  MSF MetLife Asset Allocation 40     2015    2,793,075  1.35 - 1.49    3,909,030      0.28         0.45 - 1.50      (2.55) - (1.52)
     Subaccount                       2014    3,335,347  1.38 - 1.54    4,756,107      2.99         0.25 - 1.50          3.36 - 4.66
                                      2013    4,467,610  1.34 - 1.47    6,143,503      2.53         0.25 - 1.50         9.27 - 10.65
                                      2012    5,837,558  1.22 - 1.33    7,360,711      3.16         0.25 - 1.50         9.79 - 11.18
                                      2011    9,134,064  1.11 - 1.20   10,412,978      2.17         0.25 - 1.50        (0.54) - 0.76

  MSF MetLife Asset Allocation 60     2015   16,518,457  1.34 - 1.51   22,707,494      0.54         0.25 - 1.50      (2.74) - (1.51)
     Subaccount                       2014   19,358,259  1.38 - 1.54   27,292,009      2.18         0.25 - 1.50          3.49 - 4.79
                                      2013   24,684,941  1.33 - 1.47   33,678,728      1.94         0.25 - 1.50        16.23 - 17.69
                                      2012   26,313,418  1.15 - 1.25   30,877,121      2.42         0.25 - 1.50        11.55 - 12.96
                                      2011   30,591,372  1.03 - 1.10   32,064,814      1.53         0.25 - 1.50      (2.84) - (1.61)

  MSF MetLife Asset Allocation 80     2015   13,589,820  1.32 - 1.47   18,400,385      0.34         0.35 - 1.50      (3.16) - (2.04)
     Subaccount                       2014   17,432,135  1.36 - 1.52   24,275,174      1.72         0.25 - 1.50          3.66 - 4.96
                                      2013   21,826,937  1.31 - 1.44   29,351,565      1.42         0.25 - 1.50        22.46 - 24.00
                                      2012   22,485,493  1.07 - 1.16   24,659,759      2.00         0.25 - 1.50        13.66 - 15.10
                                      2011   30,765,282  0.94 - 1.01   29,593,551      1.48         0.25 - 1.50      (5.23) - (3.98)

  MSF MetLife Stock Index             2015    9,152,121  1.70 - 2.52   16,314,310      1.76         0.25 - 1.50        (0.34) - 0.91
     Subaccount                       2014   11,102,322  1.71 - 2.50   19,793,399      1.75         0.25 - 1.50        11.68 - 13.08
                                      2013   13,310,573  1.53 - 2.21   21,316,349      1.91         0.25 - 1.50        30.05 - 31.69
                                      2012   17,051,391  1.18 - 4.50   20,942,427      2.01         0.25 - 1.50        13.93 - 15.47
                                      2011   29,380,494  1.03 - 4.40   31,506,115      1.80         0.25 - 1.50          0.29 - 1.54


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                           --------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                               UNITS     HIGHEST ($)   ASSETS ($)
                                           -----------  ------------  -----------
  MSF MFS Total Return Subaccount    2015    4,877,849  2.09 - 3.51    14,291,415
                                     2014    7,016,620  2.10 - 3.53    21,143,454
                                     2013    9,015,156  1.94 - 3.27    25,626,305
                                     2012   12,486,287  1.64 - 2.77    29,571,797
                                     2011   20,407,406  1.47 - 2.50    44,602,356

  MSF MFS Value Subaccount           2015    4,037,169  2.12 - 2.45     8,883,150
                                     2014    5,751,488  2.16 - 2.46    12,872,025
                                     2013    7,511,579  1.98 - 2.23    15,355,608
                                     2012    4,852,120  1.48 - 1.65     7,449,404
                                     2011    7,593,043  1.29 - 1.42    10,064,758

  MSF MSCI EAFE Index Subaccount     2015       31,611  1.00 - 1.10        33,398
                                     2014       32,494  1.02 - 1.13        35,069
                                     2013       39,022  1.11 - 1.21        45,038
                                     2012       96,468  0.92 - 1.01        93,426
                                     2011    3,162,918  0.79 - 0.86     2,598,800

  MSF Neuberger Berman Genesis       2015      400,690  2.35 - 3.96     1,374,067
     Subaccount                      2014      681,704  2.34 - 3.96     2,367,698
     (Commenced 4/29/2013)           2013    1,035,597  2.34 - 3.97     3,679,942

  MSF Russell 2000 Index Subaccount  2015       22,081  1.91 - 2.11        42,812
                                     2014       28,751  2.03 - 2.23        59,475
                                     2013       36,794  1.96 - 2.15        74,083
                                     2012       54,976  1.44 - 1.57        81,375
                                     2011    3,075,335  1.25 - 1.36     3,979,484

  MSF T. Rowe Price Large Cap        2015    2,439,318  1.93 - 2.18     4,840,088
     Growth Subaccount               2014    3,036,453  1.77 - 1.98     5,520,969
                                     2013    4,166,585  1.65 - 1.82     7,059,837
                                     2012    4,747,700  1.21 - 1.32     5,890,270
                                     2011    7,403,611  1.03 - 1.11     7,822,678

  MSF T. Rowe Price Small Cap        2015    4,554,885  2.37 - 2.87    11,463,322
     Growth Subaccount               2014    5,588,284  2.34 - 2.81    13,873,826
                                     2013    7,023,332  2.20 - 2.64    16,608,408
                                     2012    8,539,421  1.53 - 1.84    14,137,581
                                     2011   17,237,266  1.32 - 1.59    24,859,923

  MSF Western Asset Management       2015        3,687  1.64 - 1.83         6,168
     Strategic Bond Opportunities    2014        4,003  1.69 - 1.89         6,916
     Subaccount                      2013       19,525  1.63 - 1.81        33,593
     (Commenced 5/2/2011)            2012       33,134  1.64 - 1.82        56,740
                                     2011      956,106  1.50 - 1.64     1,503,865

  MSF Western Asset Management       2015    3,286,679  1.23 - 1.39     4,154,241
     U.S. Government                 2014    4,030,493  1.24 - 1.40     5,124,831
     Subaccount                      2013    5,049,032  1.22 - 1.36     6,325,701
                                     2012    7,311,254  1.25 - 1.38     9,379,245
                                     2011   12,470,053  1.22 - 1.33    15,690,167


                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MSF MFS Total Return Subaccount    2015      2.48         0.25 - 1.50       (1.83) - (0.60)
                                     2014      2.29         0.25 - 1.50           6.80 - 8.15
                                     2013      2.44         0.25 - 1.50         16.99 - 18.46
                                     2012      2.99         0.15 - 1.50          9.70 - 11.19
                                     2011      2.80         0.15 - 1.50           0.71 - 2.06

  MSF MFS Value Subaccount           2015      2.88         0.25 - 1.50       (1.64) - (0.40)
                                     2014      1.74         0.25 - 1.50          9.16 - 10.53
                                     2013      1.11         0.25 - 1.50         33.71 - 35.39
                                     2012      2.13         0.25 - 1.50         14.91 - 16.36
                                     2011      1.71         0.25 - 1.50         (0.62) - 0.57

  MSF MSCI EAFE Index Subaccount     2015      3.24         0.85 - 1.50       (2.56) - (1.93)
                                     2014      2.54         0.85 - 1.50       (7.40) - (6.80)
                                     2013      3.26         0.85 - 1.50         20.05 - 20.83
                                     2012      5.46         0.80 - 1.50         16.56 - 17.38
                                     2011      2.81         0.80 - 1.50     (13.83) - (13.17)

  MSF Neuberger Berman Genesis       2015      0.45         0.25 - 1.50         (0.92) - 0.33
     Subaccount                      2014      0.42         0.25 - 1.50       (1.48) - (0.24)
     (Commenced 4/29/2013)           2013        --         0.25 - 1.50         24.97 - 26.02

  MSF Russell 2000 Index Subaccount  2015      1.21         0.85 - 1.50       (5.70) - (5.08)
                                     2014      1.07         0.85 - 1.50           3.48 - 4.15
                                     2013      1.65         0.80 - 1.50         36.49 - 37.45
                                     2012      2.08         0.80 - 1.50         14.61 - 15.42
                                     2011      1.18         0.80 - 1.50       (5.51) - (4.84)

  MSF T. Rowe Price Large Cap        2015        --         0.25 - 1.50          8.87 - 10.24
     Growth Subaccount               2014        --         0.25 - 1.50           7.21 - 8.55
                                     2013      0.07         0.25 - 1.50         36.70 - 38.42
                                     2012        --         0.25 - 1.50         16.90 - 18.38
                                     2011        --         0.25 - 1.50       (2.82) - (1.59)

  MSF T. Rowe Price Small Cap        2015        --         0.25 - 1.50           0.94 - 2.21
     Growth Subaccount               2014        --         0.25 - 1.50           5.06 - 6.38
                                     2013      0.13         0.25 - 1.50         42.03 - 43.81
                                     2012        --         0.25 - 1.50         14.17 - 15.62
                                     2011        --         0.25 - 1.50         (0.07) - 1.15

  MSF Western Asset Management       2015      4.74         0.85 - 1.50       (3.46) - (2.83)
     Strategic Bond Opportunities    2014      8.39         0.85 - 1.50           3.72 - 4.40
     Subaccount                      2013      5.17         0.85 - 1.50       (0.67) - (0.03)
     (Commenced 5/2/2011)            2012      5.36         0.80 - 1.50          9.63 - 10.40
                                     2011        --         0.85 - 1.50           1.42 - 1.87

  MSF Western Asset Management       2015      2.32         0.30 - 1.35         (0.78) - 0.27
     U.S. Government                 2014      1.93         0.20 - 1.35           1.43 - 2.61
     Subaccount                      2013      2.29         0.20 - 1.35       (2.07) - (0.94)
                                     2012      2.27         0.20 - 1.35           1.98 - 3.16
                                     2011      1.60         0.20 - 1.35           4.09 - 5.29


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------  -------------------------------------------------
                                                         UNIT VALUE                INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                          LOWEST TO        NET        INCOME          LOWEST TO         LOWEST TO
                                               UNITS     HIGHEST ($)   ASSETS ($)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -----------  ------------  -----------  -------------  ----------------  ----------------
  MSF WMC Balanced Subaccount        2015    1,066,950  1.60 - 1.82     1,760,276      1.87         0.25 - 1.50          1.05 - 2.32
                                     2014    1,589,963  1.58 - 1.78     2,583,654      1.85         0.25 - 1.50         8.91 - 10.28
                                     2013      920,497  1.45 - 1.61     1,373,836      2.02         0.25 - 1.50        18.80 - 20.29
                                     2012      726,509  1.22 - 1.34       924,210      2.53         0.25 - 1.50        10.69 - 12.09
                                     2011    1,232,559  1.10 - 1.20     1,411,573      2.33         0.25 - 1.50          2.22 - 3.55

  MSF WMC Core Equity                2015    1,675,558  1.63 - 1.96     2,837,028      1.85         0.25 - 1.50          0.87 - 2.14
     Opportunities Subaccount        2014    2,279,208  1.62 - 1.92     3,808,781      0.76         0.25 - 1.50         8.99 - 10.36
                                     2013    3,542,902  1.48 - 1.74     5,492,199      1.44         0.25 - 1.50        31.71 - 33.37
                                     2012    4,286,762  1.13 - 1.31     5,042,748      1.01         0.25 - 1.50        11.17 - 12.58
                                     2011    9,465,058  1.01 - 1.17     9,966,313      1.23         0.25 - 1.50      (5.51) - (4.28)

  TAP 1919 Variable Socially         2015    1,947,009  1.66 - 1.88     3,494,091      1.21         0.45 - 1.50      (3.18) - (2.16)
     Responsive Balanced             2014    2,186,274  1.72 - 1.94     4,015,528      0.85         0.35 - 1.50          7.68 - 8.92
     Subaccount                      2013    2,413,663  1.60 - 1.78     4,088,588      0.86         0.25 - 1.50        16.94 - 17.11
                                     2012    2,579,946  1.37 - 1.52     3,712,968      1.33         0.25 - 1.50         9.06 - 10.44
                                     2011    3,657,482  1.25 - 1.38     4,762,144      0.95         0.25 - 1.50      (1.49) - (0.29)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of the applicable
  Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2015

   (3)   Statements of Operations for the year ended December 31, 2015

   (4) Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2015 and 2014

   (3) Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)



1(a). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication), (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


3(a)(i). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(c). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)


3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(f). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)



3(g). Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118412, filed March 4, 2005.)


                          a. Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          b. Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          c. Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          d. Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-152189 filed April 7, 2010.)


                          e.  MetLife Insurance Company of Connecticut
                              401(a)/403(a) Plan Endorsement. L-22492 (5/11).
                              (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)



                          f. Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



5. Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118412, filed March 4, 2005.)


                          a.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 5- 05 L-21015TRP*

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                          b.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 7- 05 L-21015TRP*


                          c.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 8- 29-05 L-21015TRP*


                          d.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 11- 05 L-21015TRP*


                          e.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 1- 06 L-21015TRP*


                          f.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 5-05 L-21015NY*


                          g.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 7-05 L-21015NY*


                          h.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 8-29-05 L-21015NY*


                          i.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 11-05 L-21015NY*


                              *(Incorporated herein by reference to
                              Post-Effective Amendment No. 1 to the
                              Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4 , File No. 033-65343 filed April 6, 2006.)


6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of the By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File Numbers 333-65942/811-08225, filed April 15, 2003.)


7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009, filed April 20, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156911, on April 4,
                      2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective
                      Amendment No. 16 to the Registration Statement on Form
                      N-4, File 333-00165 filed October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156911, on April 4,
                      2012.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(c)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company (effective
                      November 17, 2014). (Incorporated herein by reference to
                      Exhibit 3(i)(b) to MetLife Investors USA Separate Account
                      A's Registration Statement on Form N-4, File Nos,
                      333-200231/811-03365, filed November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014 .
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(d)(i). Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17,
                      2014) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200247/811-03365, filed November 17, 2014.)




8(d)(ii).             Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      5, 2011.)



8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-156911, on April 4, 2012.)


8(e)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


8(e)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)



8(e)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)


8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to
                      Post-Effective Amendment No. 7 to the Registration
                      Statement on Form N-4 , File No. 333-152189, on April 8,
                      2015)


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156911, on January 23, 2009.)



10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)



11.                   Not Applicable


12.                   Not Applicable



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Anant Bhalla and Peter M. Carlson.
                      (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company USA
     11225 North Community House Road
     Charlotte, North Carolina 28277

NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
---------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277




Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Anant Bhalla                        Director, Senior Vice President and
Gragg Building                      Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036





Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Joseph D. Vaccaro      Senior Vice President and Tax Director
227 Park Avenue
40th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and Senior Controller
501 Route 22
Bridgewater, NJ 08807

Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172




William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962





Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647





James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown,. NJ -7962




Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210





Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807





Beverly C. Campbell                 Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807




Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807

Ellen N. Derrig          Vice President
10 Park Avenue
Morristown, NJ 07962





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kevin G. Finneran                   Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807




Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277



John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277




Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962

Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807





Todd Nevenhoven               Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105




James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111




Mark S. Reilly                      Vice President and Illustration Actuary
Gragg Building
11215 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Richard A. Stevens      Vice President
18210 Crane Nest Dr.
Tampa, FL 33647




Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Barbara Stroz                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Frans W. teGroen         Vice President and Corporate Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Patricia M. Wersching      Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128




Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2016, there were 5,106 owners of qualified contracts offered by the Registrant (MetLife Insurance

Company USA).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Registrant and MetLife Investors Distribution Company, the underwriter (the "Underwriter")) and the Registrant, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Registrant, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Registrant or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ----------------------
Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert               Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez       Vice President and Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647



Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,720,128       $0                $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(a) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

(d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

(e) MetLife, One Financial Center, Boston, MA 02111

(f) MetLife, 1095 Avenue of the Americas, New York, NY 10036


(g) MetLife, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


MetLife Insurance Company USA hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance
     Company USA.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf, in Charlotte, North Carolina, on April 7, 2016.


                         MetLife Insurance Company USA
                                  (Registrant)


                         MetLife Insurance Company USA
                                  (Depositor)


                      By:          /s/ GREGORY E. ILLSON
                            ----------------------------------
                       Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 7, 2016.


    /s// *ERIC T. STEIGERWALT          Director, Chairman of the Board, President and Chief
     ------------------------
                                       Executive Officer
      (Eric T. Steigerwalt)
       /s/ *MYLES LAMBERT              Director
     ------------------------
      (Myles Lambert)
       /s/ *KIERAN MULLINS             Director
     ------------------------
         (Kieran Mullins)
        /s/ *ANANT BHALLA              Director, Senior Vice President and Chief Financial Officer
     ------------------------
          (Anant Bhalla)
      /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
     ------------------------
        (Peter M. Carlson)

                     *By:            /s/ MICHELE H. ABATE
                                        ---------------------------------------
                       Michele H. Abate, Attorney-in-fact




* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.    Powers of Attorney